    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 1, 2014.

                                                              FILE NO. 333-66343

                                                                       811-04732

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 23                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 685                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on August 1, 2014 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The Prospectus and Statement of Additional Information are incorporated in Part A of this Post-Effective Amendment No. 23, by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 333-66343), as filed on April 25, 2014.

A Supplement to the Prospectus, dated August 1, 2014, is included in Part A of this Post-Effective Amendment.

A supplement to the Statement of Additional Information, dated August 1, 2014, is included in Part B of this Post Effective Amendment.

                                     PART A

                    SUPPLEMENT DATED AUGUST 1, 2014 TO YOUR
             VARIABLE ANNUITY PRODUCT PROSPECTUS DATED MAY 1, 2014

A Special Meeting (the "MEETING") of Shareholders of the "MERGING FUND" (identified in the chart below), a series of Hartford Series Fund, Inc., will take place on or about September 15, 2014. At the Meeting, Shareholders of the Merging Fund will vote on a proposed Agreement and Plan of Reorganization ("REORGANIZATION PLAN"). If approved at the Meeting, pursuant to the Reorganization Plan, the Merging Fund will be reorganized (merged) into a corresponding series of the HIMCO Variable Insurance Trust (identified in the chart below as the "ACQUIRING FUND"). HIMCO Variable Insurance Trust is a newly organized open-end management investment company (a mutual fund) that is affiliated with Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, Hartford Series Fund, Inc., Hartford Investment Management Company and Hartford Securities Distribution, LLC.

                MERGING FUND                                  ACQUIRING FUND
--------------------------------------------------------------------------------------------
 Hartford Index HLS Fund Class IA              HIMCO VIT Index Fund Class IA

The Board of Directors of Hartford Series Fund, Inc. has set a record date of June 24, 2014 ("RECORD DATE"). Shareholders of the Merging Fund on the Record Date are entitled to notice of and to vote at the Meeting. Contract Owners with Contract Value allocated to the Merging Fund as of the Record Date will receive notice of the Meeting, a Proxy Statement/Prospectus and a voting instruction card. The Proxy Statement/Prospectus will set forth information about the proposed merger. The Acquiring Fund and its corresponding Merging Fund have the same investment objective and investment strategies.

PROPOSED REORGANIZATION

With regard to the reorganization, if the Reorganization Plan is approved, you will no longer be able to allocate new Premium Payments or make transfers to the Merging Fund Sub-Account, including program trades, on or after the close of business on October 16, 2014.

Effective as of the close of business on or about October 17, 2014, for the Reorganization Plan that is approved:

- all assets and liabilities of the Merging Fund Sub-Account will be transferred into the Acquiring Fund Sub-Account;

- Shareholders of the Merging Fund Sub-Account will receive shares of the same class of the Acquiring Fund Sub-Account that are equal in value to the shares of the Merging Fund Sub-Account held by the shareholder;

- If any of your Contract Value is invested in the Merging Fund Sub-Account that Contract Value will be automatically merged into the Acquiring Fund Sub-Account;

- If any portion of your future Premium Payments is allocated to the Merging Fund Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract;

- any transaction that includes an allocation to the Merging Fund Sub-Account will automatically be allocated to the Acquiring Fund Sub-Account; and

- unless you direct us otherwise, if you are enrolled in any Automatic Income, DCA, DCA Plus, InvestEase(R), Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Merging Fund Sub-Account, your enrollment will automatically be updated to reflect the Acquiring Fund Sub-Account.

If the Reorganization Plan is approved, effective on or about October 20, 2014, all references and information contained in the prospectus for your Contract related to the Merging Fund Sub-Account are deleted and replaced with the Acquiring Fund Sub-Account.

ADDITIONAL FUND INVESTMENT OPTION

The Acquiring Fund will not be available for allocations of new Premium Payments or transfers of Contract Value until the merger, if approved, is complete. If the merger is approved, the Acquiring Fund Sub-Account will become available as an investment option for allocations of new Premium Payments and transfers of Contract Value effective October 20, 2014. The investment adviser for the Acquiring Fund is Hartford Investment Management Company. Additional information on the Acquiring Fund will be available in the Acquiring Fund's prospectus.

THE DEFINITION OF "OUR WEBSITE" IN THE GLOSSARY/DEFINITION SECTION OF YOUR PROSPECTUS IS DELETED AND REPLACED WITH:

OUR WEBSITE: Our current website, www.hartfordinvestor.com, will be changing to www.thehartford.com/annuities prior to December 31, 2014.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7563

                                     PART B

                    SUPPLEMENT DATED AUGUST 1, 2014 TO YOUR
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014

THE EXPERTS SECTION IS DELETED AND REPLACED WITH THE FOLLOWING:

EXPERTS

The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

HV-7577

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Two (the "Account") as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Two as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2014

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

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                                           AMERICAN CENTURY(R) VP   ALLIANCEBERNSTEIN VPS
                                                  CAPITAL               INTERNATIONAL
                                             APPRECIATION FUND         VALUE PORTFOLIO
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  239,375                  29,739
                                                 ==========                ========
  Cost                                           $2,640,555                $589,266
                                                 ==========                ========
  Market value                                   $4,375,775                $441,922
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                       594                      15
 Other assets                                             1                      --
                                                 ----------                --------
 Total assets                                     4,376,370                 441,937
                                                 ----------                --------
LIABILITIES:
 Due to Sponsor Company                                 594                      15
 Payable for fund shares purchased                       --                      --
 Other liabilities                                       --                      --
                                                 ----------                --------
 Total liabilities                                      594                      15
                                                 ----------                --------
NET ASSETS:
 For contract liabilities                        $4,375,776                $441,922
                                                 ==========                ========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    1,429,263                  52,513
 Minimum unit fair value #*                       $2.955105                $8.415534
 Maximum unit fair value #*                      $29.140946                $8.415534
 Contract liability                              $4,370,501                $441,922
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                        1,785                      --
 Minimum unit fair value #*                       $2.955105                      --
 Maximum unit fair value #*                       $2.955105                      --
 Contract liability                                  $5,275                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 INVESCO V.I.      INVESCO V.I.          INVESCO V.I.       ALLIANCEBERNSTEIN VPS
                                     CORE              HIGH                  MONEY                GROWTH AND
                                 EQUITY FUND        YIELD FUND            MARKET FUND          INCOME PORTFOLIO
                                 SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT (1)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   103,383           353,516             12,062,874                 74,624
                                  ==========        ==========            ===========             ==========
  Cost                            $2,717,409        $2,509,002            $12,062,874             $1,968,561
                                  ==========        ==========            ===========             ==========
  Market value                    $3,973,014        $2,015,042            $12,062,874             $2,051,417
 Due from Sponsor Company                 --                --                199,102                     --
 Receivable from fund shares
  sold                                   155                83                     --                  3,812
 Other assets                             --                --                     --                      1
                                  ----------        ----------            -----------             ----------
 Total assets                      3,973,169         2,015,125             12,261,976              2,055,230
                                  ----------        ----------            -----------             ----------
LIABILITIES:
 Due to Sponsor Company                  155                83                     --                  3,812
 Payable for fund shares
  purchased                               --                --                199,102                     --
 Other liabilities                        --                --                      1                     --
                                  ----------        ----------            -----------             ----------
 Total liabilities                       155                83                199,103                  3,812
                                  ----------        ----------            -----------             ----------
NET ASSETS:
 For contract liabilities         $3,973,014        $2,015,042            $12,062,873             $2,051,418
                                  ==========        ==========            ===========             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #     2,535,019         1,255,681              1,216,050              1,146,182
 Minimum unit fair value #*        $1.239794         $1.440762              $9.855772              $1.506232
 Maximum unit fair value #*       $18.708955         $1.900813              $9.987257              $1.866400
 Contract liability               $3,942,093        $2,010,008            $12,062,873             $2,051,418
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #        20,986             3,129                     --                     --
 Minimum unit fair value #*        $1.473423         $1.608761                     --                     --
 Maximum unit fair value #*        $1.473423         $1.608761                     --                     --
 Contract liability                  $30,921            $5,034                     --                     --

                                                                                      STERLING
                                 ALLIANCEBERNSTEIN VPS                                 CAPITAL
                                      INTERMEDIATE         AMERICAN FUNDS           EQUITY INCOME
                                     BOND PORTFOLIO          GROWTH FUND       VARIABLE INSURANCE FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT (2)
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        199,854                 4,173                1,275,004
                                       ==========             =========              ===========
  Cost                                 $2,277,665              $254,103              $14,530,926
                                       ==========             =========              ===========
  Market value                         $2,220,380              $325,243              $13,387,544
 Due from Sponsor Company                      --                    --                       --
 Receivable from fund shares
  sold                                      9,466                    11                    1,587
 Other assets                                   1                    --                       --
                                       ----------             ---------              -----------
 Total assets                           2,229,847               325,254               13,389,131
                                       ----------             ---------              -----------
LIABILITIES:
 Due to Sponsor Company                     9,466                    11                    1,587
 Payable for fund shares
  purchased                                    --                    --                       --
 Other liabilities                             --                    --                        3
                                       ----------             ---------              -----------
 Total liabilities                          9,466                    11                    1,590
                                       ----------             ---------              -----------
NET ASSETS:
 For contract liabilities              $2,220,381              $325,243              $13,387,541
                                       ==========             =========              ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            180,102                22,150                8,048,445
 Minimum unit fair value #*            $11.824421             $14.683555               $1.492882
 Maximum unit fair value #*            $12.421058             $14.683555               $1.714255
 Contract liability                    $2,207,532              $325,243              $13,351,061
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              1,040                    --                   21,509
 Minimum unit fair value #*            $12.349341                    --                $1.696040
 Maximum unit fair value #*            $12.349341                    --                $1.696040
 Contract liability                       $12,849                    --                  $36,480

(1)  Funded as of July 15, 2013.

(2)  Formerly Sterling Capital Select Equity VIF. Change effective May 1, 2013.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                STERLING              STERLING
                                            CAPITAL SPECIAL        CAPITAL TOTAL
                                           OPPORTUNITIES VIF      RETURN BOND VIF
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                415,745               219,375
                                               ==========            ==========
  Cost                                         $5,620,130            $2,264,915
                                               ==========            ==========
  Market value                                 $7,832,633            $2,143,293
 Due from Sponsor Company                              --                    --
 Receivable from fund shares sold                     543                    97
 Other assets                                          --                    --
                                               ----------            ----------
 Total assets                                   7,833,176             2,143,390
                                               ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               543                    97
 Payable for fund shares purchased                     --                    --
 Other liabilities                                      1                     1
                                               ----------            ----------
 Total liabilities                                    544                    98
                                               ----------            ----------
NET ASSETS:
 For contract liabilities                      $7,832,632            $2,143,292
                                               ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  3,156,063             1,577,242
 Minimum unit fair value #*                     $2.297312             $1.250389
 Maximum unit fair value #*                    $22.006902             $1.380512
 Contract liability                            $7,811,612            $2,073,079
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                      8,287                50,860
 Minimum unit fair value #*                     $2.536345             $1.380512
 Maximum unit fair value #*                     $2.536345             $1.380512
 Contract liability                               $21,020               $70,213

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        COLUMBIA VARIABLE        WELLS FARGO
                                                           PORTFOLIO --          ADVANTAGE VT        FIDELITY(R) VIP
                                    CALVERT VP SRI        SMALL COMPANY             OMEGA             ASSET MANAGER
                                  BALANCED PORTFOLIO       GROWTH FUND           GROWTH FUND            PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       716,860               293,093               109,970               112,547
                                      ==========            ==========            ==========            ==========
  Cost                                $1,145,466            $3,940,481            $2,444,721            $1,732,861
                                      ==========            ==========            ==========            ==========
  Market value                        $1,460,962            $5,334,298            $3,604,416            $1,940,306
 Due from Sponsor Company                     --                    --                    --                    --
 Receivable from fund shares
  sold                                       262                   353                   148                    66
 Other assets                                 --                    --                    --                     1
                                      ----------            ----------            ----------            ----------
 Total assets                          1,461,224             5,334,651             3,604,564             1,940,373
                                      ----------            ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      262                   353                   148                    66
 Payable for fund shares
  purchased                                   --                    --                    --                    --
 Other liabilities                             1                     3                     1                    --
                                      ----------            ----------            ----------            ----------
 Total liabilities                           263                   356                   149                    66
                                      ----------            ----------            ----------            ----------
NET ASSETS:
 For contract liabilities             $1,460,961            $5,334,295            $3,604,415            $1,940,307
                                      ==========            ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           333,901             2,961,249             2,400,384               691,792
 Minimum unit fair value #*            $4.067299             $1.622822             $1.218955             $2.760213
 Maximum unit fair value #*           $12.130255            $22.448770            $26.134227            $16.705941
 Contract liability                   $1,370,703            $5,309,150            $3,594,090            $1,940,307
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #            22,191                13,622                 7,060                    --
 Minimum unit fair value #*            $4.067299             $1.840466             $1.342585                    --
 Maximum unit fair value #*            $4.067299             $1.881439             $1.759831                    --
 Contract liability                      $90,258               $25,145               $10,325                    --


                                   FIDELITY(R) VIP     FIDELITY(R) VIP    FIDELITY(R) VIP
                                        GROWTH           CONTRAFUND           OVERSEAS
                                      PORTFOLIO           PORTFOLIO          PORTFOLIO
                                     SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       132,813             367,340             99,417
                                      ==========         ===========         ==========
  Cost                                $4,141,075          $6,088,867         $1,751,830
                                      ==========         ===========         ==========
  Market value                        $7,588,915         $12,618,131         $2,051,973
 Due from Sponsor Company                     --                  --                 --
 Receivable from fund shares
  sold                                       278               2,155                583
 Other assets                                 --                   1                 --
                                      ----------         -----------         ----------
 Total assets                          7,589,193          12,620,287          2,052,556
                                      ----------         -----------         ----------
LIABILITIES:
 Due to Sponsor Company                      278               2,155                583
 Payable for fund shares
  purchased                                   --                  --                 --
 Other liabilities                             1                  --                 --
                                      ----------         -----------         ----------
 Total liabilities                           279               2,155                583
                                      ----------         -----------         ----------
NET ASSETS:
 For contract liabilities             $7,588,914         $12,618,132         $2,051,973
                                      ==========         ===========         ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         2,414,681           2,502,655            836,276
 Minimum unit fair value #*            $3.097926           $4.920305          $2.394238
 Maximum unit fair value #*           $18.553309          $22.214300         $17.757908
 Contract liability                   $7,583,815         $12,617,603         $2,051,973
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             1,646                 108                 --
 Minimum unit fair value #*            $3.097926           $4.920305                 --
 Maximum unit fair value #*            $3.097926           $4.920305                 --
 Contract liability                       $5,099                $529                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            FIDELITY(R) VIP       FIDELITY(R) VIP
                                              FREEDOM 2020          FREEDOM 2030
                                               PORTFOLIO             PORTFOLIO
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 39,965                 7,402
                                               ==========            ==========
  Cost                                           $436,453               $87,538
                                               ==========            ==========
  Market value                                   $501,158               $94,599
 Due from Sponsor Company                              --                    --
 Receivable from fund shares sold                      17                     3
 Other assets                                          --                    --
                                               ----------            ----------
 Total assets                                     501,175                94,602
                                               ----------            ----------
LIABILITIES:
 Due to Sponsor Company                                17                     3
 Payable for fund shares purchased                     --                    --
 Other liabilities                                     --                    --
                                               ----------            ----------
 Total liabilities                                     17                     3
                                               ----------            ----------
NET ASSETS:
 For contract liabilities                        $501,158               $94,599
                                               ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     24,246                 4,096
 Minimum unit fair value #*                    $20.669392            $23.095101
 Maximum unit fair value #*                    $20.669392            $23.095101
 Contract liability                              $501,158               $94,599
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                         --                    --
 Minimum unit fair value #*                            --                    --
 Maximum unit fair value #*                            --                    --
 Contract liability                                    --                    --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                                     FREEDOM 2015          FREEDOM 2025         FREEDOM INCOME       FUNDSMANAGER 20%
                                      PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (3)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        45,880                15,270                 2,276                   835
                                      ==========            ==========            ==========            ==========
  Cost                                  $488,102              $176,094               $24,537                $8,904
                                      ==========            ==========            ==========            ==========
  Market value                          $567,535              $197,289               $24,694                $9,456
 Due from Sponsor Company                     --                    --                    --                    --
 Receivable from fund shares
  sold                                        19                     7                     1                    --
 Other assets                                 --                    --                    --                    --
                                      ----------            ----------            ----------            ----------
 Total assets                            567,554               197,296                24,695                 9,456
                                      ----------            ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                       19                     7                     1                    --
 Payable for fund shares
  purchased                                   --                    --                    --                    --
 Other liabilities                            --                    --                    --                    --
                                      ----------            ----------            ----------            ----------
 Total liabilities                            19                     7                     1                    --
                                      ----------            ----------            ----------            ----------
NET ASSETS:
 For contract liabilities               $567,535              $197,289               $24,694                $9,456
                                      ==========            ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            29,804                 8,932                 1,784                   708
 Minimum unit fair value #*           $19.042459            $22.086978            $13.838653            $13.353623
 Maximum unit fair value #*           $19.042459            $22.086978            $13.838653            $13.353623
 Contract liability                     $567,535              $197,289               $24,694                $9,456
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                    --                    --                    --
 Minimum unit fair value #*                   --                    --                    --                    --
 Maximum unit fair value #*                   --                    --                    --                    --
 Contract liability                           --                    --                    --                    --

                                   FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                                   FUNDSMANAGER 50%      FUNDSMANAGER 70%      FUNDSMANAGER 85%
                                      PORTFOLIO             PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         2,740                 1,582                    98
                                      ==========            ==========            ==========
  Cost                                   $28,819               $16,535                  $910
                                      ==========            ==========            ==========
  Market value                           $32,822               $18,955                $1,176
 Due from Sponsor Company                     --                    --                    --
 Receivable from fund shares
  sold                                         1                     1                    --
 Other assets                                 --                    --                    --
                                      ----------            ----------            ----------
 Total assets                             32,823                18,956                 1,176
                                      ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                        1                     1                    --
 Payable for fund shares
  purchased                                   --                    --                    --
 Other liabilities                            --                    --                    --
                                      ----------            ----------            ----------
 Total liabilities                             1                     1                    --
                                      ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                $32,822               $18,955                $1,176
                                      ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             1,877                   922                    51
 Minimum unit fair value #*           $17.485844            $20.551088            $22.950151
 Maximum unit fair value #*           $17.485844            $20.551088            $22.950151
 Contract liability                      $32,822               $18,955                $1,176
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                    --                    --
 Minimum unit fair value #*                   --                    --                    --
 Maximum unit fair value #*                   --                    --                    --
 Contract liability                           --                    --                    --

(3)  Funded as of May 13, 2013.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                       FRANKLIN             HARTFORD
                                        INCOME              BALANCED
                                   SECURITIES FUND          HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        130,564             41,655,312
                                     ============       ================
  Cost                                 $2,014,497           $742,939,332
                                     ============       ================
  Market value                         $2,098,156         $1,047,240,322
 Due from Sponsor Company                      --                     --
 Receivable from fund shares
  sold                                         72                578,138
 Other assets                                  --                      7
                                     ------------       ----------------
 Total assets                           2,098,228          1,047,818,467
                                     ------------       ----------------
LIABILITIES:
 Due to Sponsor Company                        72                578,138
 Payable for fund shares
  purchased                                    --                     --
 Other liabilities                             --                     --
                                     ------------       ----------------
 Total liabilities                             72                578,138
                                     ------------       ----------------
NET ASSETS:
 For contract liabilities              $2,098,156         $1,047,240,329
                                     ============       ================
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            138,404            243,045,702
 Minimum unit fair value #*            $15.159681              $1.297828
 Maximum unit fair value #*            $15.159681             $18.702392
 Contract liability                    $2,098,156         $1,020,763,488
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --              4,203,543
 Minimum unit fair value #*                    --              $1.428188
 Maximum unit fair value #*                    --             $14.304249
 Contract liability                            --            $26,476,841

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD         HARTFORD         HARTFORD
                                            TOTAL           CAPITAL          DIVIDEND            HARTFORD
                                         RETURN BOND      APPRECIATION      AND GROWTH        GLOBAL RESEARCH
                                           HLS FUND         HLS FUND         HLS FUND            HLS FUND
                                         SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          37,255,742        27,317,517      27,133,790           1,321,211
                                        ==============  ================  ==============       =============
  Cost                                    $413,290,277      $904,671,576    $444,650,047         $12,855,774
                                        ==============  ================  ==============       =============
  Market value                            $422,212,210    $1,628,087,375    $733,690,549         $17,702,614
 Due from Sponsor Company                           --                --              --               4,213
 Receivable from fund shares sold              362,897           536,844         525,738                  --
 Other assets                                       10                --              13                  --
                                        --------------  ----------------  --------------       -------------
 Total assets                              422,575,117     1,628,624,219     734,216,300          17,706,827
                                        --------------  ----------------  --------------       -------------
LIABILITIES:
 Due to Sponsor Company                        362,897           536,844         525,738                  --
 Payable for fund shares purchased                  --                --              --               4,213
 Other liabilities                                  --                54              --                   2
                                        --------------  ----------------  --------------       -------------
 Total liabilities                             362,897           536,898         525,738               4,215
                                        --------------  ----------------  --------------       -------------
NET ASSETS:
 For contract liabilities                 $422,212,220    $1,628,087,321    $733,690,562         $17,702,612
                                        ==============  ================  ==============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             155,071,065       204,916,943     204,113,826           1,339,918
 Minimum unit fair value #*                  $1.384848         $1.874874       $1.702063          $12.268491
 Maximum unit fair value #*                 $15.970962        $43.273468      $19.757649          $21.012003
 Contract liability                       $416,403,983    $1,610,129,629    $725,165,130         $17,641,520
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #               1,791,193         1,440,068       1,820,520               4,607
 Minimum unit fair value #*                  $1.720504         $2.056708       $2.204009          $13.238080
 Maximum unit fair value #*                  $9.514366        $43.273468       $5.614361          $13.315611
 Contract liability                         $5,808,237       $17,957,692      $8,525,432             $61,092

                                                                                  HARTFORD
                                          HARTFORD            HARTFORD           DISCIPLINED
                                         HEALTHCARE         GLOBAL GROWTH          EQUITY
                                          HLS FUND            HLS FUND            HLS FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          1,608,869           3,744,482           5,303,385
                                        =============       =============       =============
  Cost                                    $22,082,631         $59,190,521         $64,149,175
                                        =============       =============       =============
  Market value                            $41,176,681         $83,486,833         $97,256,670
 Due from Sponsor Company                          --                  --                  --
 Receivable from fund shares sold              18,366              97,485              20,406
 Other assets                                       1                  --                   4
                                        -------------       -------------       -------------
 Total assets                              41,195,048          83,584,318          97,277,080
                                        -------------       -------------       -------------
LIABILITIES:
 Due to Sponsor Company                        18,366              97,485              20,406
 Payable for fund shares purchased                 --                  --                  --
 Other liabilities                                 --                   7                  --
                                        -------------       -------------       -------------
 Total liabilities                             18,366              97,492              20,406
                                        -------------       -------------       -------------
NET ASSETS:
 For contract liabilities                 $41,176,682         $83,486,826         $97,256,674
                                        =============       =============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             10,188,263          38,866,730          50,727,080
 Minimum unit fair value #*                 $3.468542           $1.009732           $1.274769
 Maximum unit fair value #*                $25.385924          $20.915675          $21.573998
 Contract liability                       $40,849,543         $83,093,060         $96,534,217
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                 80,803             172,667             399,753
 Minimum unit fair value #*                 $3.838392           $1.117706           $1.411031
 Maximum unit fair value #*                 $4.137316           $2.682708           $2.055902
 Contract liability                          $327,139            $393,766            $722,457

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                           HARTFORD
                                            HARTFORD        GROWTH
                                             GROWTH      OPPORTUNITIES
                                            HLS FUND       HLS FUND
                                           SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            3,008,748      2,084,922
                                          =============  =============
  Cost                                      $32,300,680    $51,341,172
                                          =============  =============
  Market value                              $52,410,002    $84,274,993
 Due from Sponsor Company                            --          7,573
 Receivable from fund shares sold                34,067             --
 Other assets                                        --              5
                                          -------------  -------------
 Total assets                                52,444,069     84,282,571
                                          -------------  -------------
LIABILITIES:
 Due to Sponsor Company                          34,067             --
 Payable for fund shares purchased                   --          7,573
 Other liabilities                                    5             --
                                          -------------  -------------
 Total liabilities                               34,072          7,573
                                          -------------  -------------
NET ASSETS:
 For contract liabilities                   $52,409,997    $84,274,998
                                          =============  =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #               27,632,132     33,301,231
 Minimum unit fair value #*                   $1.678947      $2.136302
 Maximum unit fair value #*                  $21.373730     $23.687687
 Contract liability                         $52,045,941    $83,775,863
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                  187,599        203,124
 Minimum unit fair value #*                   $1.847868      $2.351165
 Maximum unit fair value #*                   $2.005359      $2.505843
 Contract liability                            $364,056       $499,135

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                          HARTFORD            HARTFORD
                                          HARTFORD        HARTFORD     INTERNATIONAL        SMALL/MID CAP
                                         HIGH YIELD        INDEX       OPPORTUNITIES           EQUITY
                                          HLS FUND        HLS FUND        HLS FUND            HLS FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         10,754,268       4,683,443      17,892,556           2,291,512
                                        =============  ==============  ==============       =============
  Cost                                    $99,180,754     $87,797,588    $198,310,403         $19,225,203
                                        =============  ==============  ==============       =============
  Market value                            $95,403,794    $180,446,141    $269,383,628         $25,838,576
 Due from Sponsor Company                     227,615              --              --                  --
 Receivable from fund shares sold                  --          56,594          70,326               9,357
 Other assets                                      --              --              --                  --
                                        -------------  --------------  --------------       -------------
 Total assets                              95,631,409     180,502,735     269,453,954          25,847,933
                                        -------------  --------------  --------------       -------------
LIABILITIES:
 Due to Sponsor Company                            --          56,594          70,326               9,357
 Payable for fund shares purchased            227,615              --              --                  --
 Other liabilities                                  4               2              26                   1
                                        -------------  --------------  --------------       -------------
 Total liabilities                            227,619          56,596          70,352               9,358
                                        -------------  --------------  --------------       -------------
NET ASSETS:
 For contract liabilities                 $95,403,790    $180,446,139    $269,383,602         $25,838,575
                                        =============  ==============  ==============       =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #             41,934,974      38,264,448     110,377,702           1,626,207
 Minimum unit fair value #*                 $1.794843       $1.178641       $1.229793          $14.982309
 Maximum unit fair value #*                $20.454590      $20.445666      $18.177243          $26.522809
 Contract liability                       $94,530,123    $175,559,978    $266,428,395         $25,633,557
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                400,343         702,650         960,420              12,927
 Minimum unit fair value #*                 $1.986597       $1.304628       $1.340916          $15.836781
 Maximum unit fair value #*                 $2.229959       $9.715924       $3.534431          $16.112364
 Contract liability                          $873,667      $4,886,161      $2,955,207            $205,018


                                           HARTFORD        HARTFORD             HARTFORD
                                            MIDCAP       MIDCAP VALUE       ULTRASHORT BOND
                                           HLS FUND        HLS FUND             HLS FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT (4)
--------------------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           4,739,106       8,292,637           12,131,797
                                        ==============  ==============       ==============
  Cost                                     $73,518,876     $86,555,186         $121,317,756
                                        ==============  ==============       ==============
  Market value                            $179,429,175    $128,470,605         $121,294,419
 Due from Sponsor Company                           --              --                   --
 Receivable from fund shares sold               62,935          94,439              386,464
 Other assets                                       --              --                   11
                                        --------------  --------------       --------------
 Total assets                              179,492,110     128,565,044          121,680,894
                                        --------------  --------------       --------------
LIABILITIES:
 Due to Sponsor Company                         62,935          94,439              386,464
 Payable for fund shares purchased                  --              --                   --
 Other liabilities                                  21               4                   --
                                        --------------  --------------       --------------
 Total liabilities                              62,956          94,443              386,464
                                        --------------  --------------       --------------
NET ASSETS:
 For contract liabilities                 $179,429,154    $128,470,601         $121,294,430
                                        ==============  ==============       ==============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              26,661,869      48,285,709           78,598,391
 Minimum unit fair value #*                  $2.406235       $2.319034            $0.511542
 Maximum unit fair value #*                 $23.114812      $26.807485            $9.838936
 Contract liability                       $177,367,068    $127,335,421         $120,241,516
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                 312,178         417,269              552,673
 Minimum unit fair value #*                  $2.623746       $2.561229            $1.041762
 Maximum unit fair value #*                  $6.938876      $18.079276            $3.366141
 Contract liability                         $2,062,086      $1,135,180           $1,052,914

(4)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                  HARTFORD                 HARTFORD
                                               SMALL COMPANY            SMALLCAP GROWTH
                                                  HLS FUND                 HLS FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  4,279,845                2,595,133
                                               ==============            =============
  Cost                                            $60,459,649              $50,966,423
                                               ==============            =============
  Market value                                   $112,459,419              $84,357,781
 Due from Sponsor Company                                  --                       --
 Receivable from fund shares sold                     128,000                   72,740
 Other assets                                               1                       --
                                               --------------            -------------
 Total assets                                     112,587,420               84,430,521
                                               --------------            -------------
LIABILITIES:
 Due to Sponsor Company                               128,000                   72,740
 Payable for fund shares purchased                         --                       --
 Other liabilities                                         --                        5
                                               --------------            -------------
 Total liabilities                                    128,000                   72,745
                                               --------------            -------------
NET ASSETS:
 For contract liabilities                        $112,459,420              $84,357,776
                                               ==============            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     33,961,004               31,668,147
 Minimum unit fair value #*                         $1.331467                $2.217374
 Maximum unit fair value #*                        $23.948643               $30.343012
 Contract liability                              $111,714,045              $83,922,735
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                        208,064                  169,310
 Minimum unit fair value #*                         $1.451913                $2.440417
 Maximum unit fair value #*                         $4.144359                $2.590413
 Contract liability                                  $745,375                 $435,041

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD
                                    HARTFORD         U.S. GOVERNMENT          HARTFORD         HUNTINGTON VA
                                     STOCK              SECURITIES             VALUE               INCOME
                                    HLS FUND             HLS FUND             HLS FUND          EQUITY FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   10,279,588           13,135,753            7,024,818            485,367
                                 ==============       ==============       ==============       ============
  Cost                             $340,280,056         $143,532,989          $71,601,836         $4,781,267
                                 ==============       ==============       ==============       ============
  Market value                     $596,911,169         $135,461,175         $108,099,534         $5,538,043
 Due from Sponsor Company                    --                   --                   --                 --
 Receivable from fund shares
  sold                                  393,989               25,549              109,793             25,940
 Other assets                                --                   --                    5                  1
                                 --------------       --------------       --------------       ------------
 Total assets                       597,305,158          135,486,724          108,209,332          5,563,984
                                 --------------       --------------       --------------       ------------
LIABILITIES:
 Due to Sponsor Company                 393,989               25,549              109,793             25,940
 Payable for fund shares
  purchased                                  --                   --                   --                 --
 Other liabilities                            7                    1                   --                 --
                                 --------------       --------------       --------------       ------------
 Total liabilities                      393,996               25,550              109,793             25,940
                                 --------------       --------------       --------------       ------------
NET ASSETS:
 For contract liabilities          $596,911,162         $135,461,174         $108,099,539         $5,538,044
                                 ==============       ==============       ==============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      122,926,345          111,212,886           56,874,286          3,269,045
 Minimum unit fair value #*           $1.144954            $1.055583            $1.659175          $1.452499
 Maximum unit fair value #*          $30.541717           $11.321412           $19.581385         $18.614451
 Contract liability                $582,894,679         $133,791,064         $106,856,332         $5,514,707
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #        1,240,486            1,188,462              644,517             14,727
 Minimum unit fair value #*           $1.248502            $1.161746            $1.832390          $1.584588
 Maximum unit fair value #*          $30.319841           $10.670977            $2.000314          $1.584588
 Contract liability                 $14,016,483           $1,670,110           $1,243,207            $23,337


                                     HUNTINGTON VA                                   HUNTINGTON VA
                                        DIVIDEND             HUNTINGTON VA              MID CORP
                                      CAPTURE FUND            GROWTH FUND             AMERICA FUND
                                    SUB-ACCOUNT (5)           SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         558,559                 252,573                 239,628
                                      ============            ============            ============
  Cost                                  $6,078,011              $2,108,369              $3,635,677
                                      ============            ============            ============
  Market value                          $7,009,919              $2,783,361              $5,475,510
 Due from Sponsor Company                       --                      --                      --
 Receivable from fund shares
  sold                                       6,030                  13,814                   6,917
 Other assets                                   --                      --                      --
                                      ------------            ------------            ------------
 Total assets                            7,015,949               2,797,175               5,482,427
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      6,030                  13,814                   6,917
 Payable for fund shares
  purchased                                     --                      --                      --
 Other liabilities                               1                       1                       1
                                      ------------            ------------            ------------
 Total liabilities                           6,031                  13,815                   6,918
                                      ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $7,009,918              $2,783,360              $5,475,509
                                      ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           3,112,050               2,363,137               1,882,461
 Minimum unit fair value #*              $1.870664               $0.992951               $2.269658
 Maximum unit fair value #*             $20.423831              $16.515650              $24.346249
 Contract liability                     $7,009,918              $2,783,360              $5,475,509
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                  --                      --                      --
 Minimum unit fair value #*                     --                      --                      --
 Maximum unit fair value #*                     --                      --                      --
 Contract liability                             --                      --                      --

(5) Effective March 28, 2013 Huntington VA Macro 100 Fund merged with Huntington VA Dividend Capture Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              HUNTINGTON VA           HUNTINGTON VA
                                                 ROTATING             INTERNATIONAL
                                               MARKETS FUND            EQUITY FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   65,296                  49,548
                                               ============            ============
  Cost                                             $699,962                $716,473
                                               ============            ============
  Market value                                     $908,279                $854,704
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                        40                      35
 Other assets                                            --                      --
                                               ------------            ------------
 Total assets                                       908,319                 854,739
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                  40                      35
 Payable for fund shares purchased                       --                      --
 Other liabilities                                       --                      --
                                               ------------            ------------
 Total liabilities                                       40                      35
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                          $908,279                $854,704
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      448,009                 470,682
 Minimum unit fair value #*                       $1.642331               $1.627409
 Maximum unit fair value #*                      $19.662052              $17.133319
 Contract liability                                $908,279                $854,704
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                           --                      --
 Minimum unit fair value #*                              --                      --
 Maximum unit fair value #*                              --                      --
 Contract liability                                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HUNTINGTON VA                                       BLACKROCK                 BLACKROCK
                                        MORTGAGE             HUNTINGTON VA                 GLOBAL                  LARGE CAP
                                    SECURITIES FUND            SITUS FUND         OPPORTUNITIES V.I. FUND      GROWTH V.I. FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          20,638                  65,000                     2,671                    3,335
                                      ============            ============              ============              ===========
  Cost                                    $232,973                $833,500                   $38,896                  $36,262
                                      ============            ============              ============              ===========
  Market value                            $236,306              $1,556,757                   $48,023                  $47,421
 Due from Sponsor Company                       --                       6                        --                       --
 Receivable from fund shares
  sold                                          10                      --                         3                        2
 Other assets                                    1                       1                        --                       --
                                      ------------            ------------              ------------              -----------
 Total assets                              236,317               1,556,764                    48,026                   47,423
                                      ------------            ------------              ------------              -----------
LIABILITIES:
 Due to Sponsor Company                         10                      --                         3                        2
 Payable for fund shares
  purchased                                     --                       6                        --                       --
 Other liabilities                              --                      --                        --                       --
                                      ------------            ------------              ------------              -----------
 Total liabilities                              10                       6                         3                        2
                                      ------------            ------------              ------------              -----------
NET ASSETS:
 For contract liabilities                 $236,307              $1,556,758                   $48,023                  $47,421
                                      ============            ============              ============              ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             192,628                 696,720                     6,596                   30,433
 Minimum unit fair value #*              $1.147109               $2.046842                 $1.558655                $1.381592
 Maximum unit fair value #*             $10.699100              $26.050892                $18.494662                $1.582869
 Contract liability                       $236,307              $1,556,758                   $48,023                  $47,421
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                  --                      --                        --                       --
 Minimum unit fair value #*                     --                      --                        --                       --
 Maximum unit fair value #*                     --                      --                        --                       --
 Contract liability                             --                      --                        --                       --

                                   UIF U.S.         INVESCO V.I.       UIF MID CAP
                                 REAL ESTATE         EQUITY AND           GROWTH
                                  PORTFOLIO         INCOME FUND         PORTFOLIO
                                 SUB-ACCOUNT      SUB-ACCOUNT (6)      SUB-ACCOUNT
-------------------------------  --------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     28,993             27,652             39,087
                                 ============       ============       ============
  Cost                               $507,376           $418,660           $427,723
                                 ============       ============       ============
  Market value                       $454,030           $512,119           $556,992
 Due from Sponsor Company                  --                 --                 --
 Receivable from fund shares
  sold                                    300                 18                 19
 Other assets                              --                 --                  1
                                 ------------       ------------       ------------
 Total assets                         454,330            512,137            557,012
                                 ------------       ------------       ------------
LIABILITIES:
 Due to Sponsor Company                   300                 18                 19
 Payable for fund shares
  purchased                                --                 --                 --
 Other liabilities                          1                 --                 --
                                 ------------       ------------       ------------
 Total liabilities                        301                 18                 19
                                 ------------       ------------       ------------
NET ASSETS:
 For contract liabilities            $454,029           $512,119           $556,993
                                 ============       ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         36,957             33,549             32,539
 Minimum unit fair value #*        $12.285318         $15.264633         $17.117780
 Maximum unit fair value #*        $12.285318         $15.264633         $17.117780
 Contract liability                  $454,029           $512,119           $556,993
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             --                 --                 --
 Minimum unit fair value #*                --                 --                 --
 Maximum unit fair value #*                --                 --                 --
 Contract liability                        --                 --                 --

(6) Formerly Invesco Van Kampen V.I. Equity and Income Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                               PORTFOLIO --           PORTFOLIO --
                                          MARSICO INTERNATIONAL      MARSICO FOCUSED
                                            OPPORTUNITIES FUND        EQUITIES FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 503,142               1,190,833
                                                ==========             ===========
  Cost                                          $6,232,400             $15,947,258
                                                ==========             ===========
  Market value                                  $9,338,321             $23,030,717
 Due from Sponsor Company                               --                      --
 Receivable from fund shares sold                      496                   2,272
 Other assets                                            1                       1
                                                ----------             -----------
 Total assets                                    9,338,818              23,032,990
                                                ----------             -----------
LIABILITIES:
 Due to Sponsor Company                                496                   2,272
 Payable for fund shares purchased                      --                      --
 Other liabilities                                      --                      --
                                                ----------             -----------
 Total liabilities                                     496                   2,272
                                                ----------             -----------
NET ASSETS:
 For contract liabilities                       $9,338,322             $23,030,718
                                                ==========             ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   4,222,027               9,069,865
 Minimum unit fair value #*                      $1.713323               $1.597460
 Maximum unit fair value #*                     $18.105563               $2.575325
 Contract liability                             $9,312,357             $22,779,127
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                      11,293                  98,419
 Minimum unit fair value #*                      $2.271306               $2.519291
 Maximum unit fair value #*                      $2.321793               $2.575325
 Contract liability                                $25,965                $251,591

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  COLUMBIA VARIABLE      COLUMBIA VARIABLE     COLUMBIA VARIABLE     COLUMBIA VARIABLE
                                     PORTFOLIO --          PORTFOLIO --           PORTFOLIO --          PORTFOLIO --
                                   ASSET ALLOCATION           MARSICO             MARSICO 21ST            DIVIDEND
                                         FUND               GROWTH FUND           CENTURY FUND        OPPORTUNITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       193,521                534,878               212,127               516,660
                                      ==========            ===========            ==========            ==========
  Cost                                $2,997,715             $6,877,712            $2,102,541            $7,480,859
                                      ==========            ===========            ==========            ==========
  Market value                        $2,912,491            $16,062,395            $3,561,620            $9,382,553
 Due from Sponsor Company                     --                     --                    --                    --
 Receivable from fund shares
  sold                                       110                    627                   411                   419
 Other assets                                 --                     --                     2                    --
                                      ----------            -----------            ----------            ----------
 Total assets                          2,912,601             16,063,022             3,562,033             9,382,972
                                      ----------            -----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      110                    627                   411                   419
 Payable for fund shares
  purchased                                   --                     --                    --                    --
 Other liabilities                             1                      6                    --                     1
                                      ----------            -----------            ----------            ----------
 Total liabilities                           111                    633                   411                   420
                                      ----------            -----------            ----------            ----------
NET ASSETS:
 For contract liabilities             $2,912,490            $16,062,389            $3,561,622            $9,382,552
                                      ==========            ===========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         1,904,239              6,535,100             2,315,349               774,444
 Minimum unit fair value #*            $1.395476              $1.559967             $1.399926            $11.837228
 Maximum unit fair value #*            $1.558248             $20.537150             $2.118600            $12.206023
 Contract liability                   $2,905,071            $15,895,593            $3,560,992            $9,356,136
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             4,761                 65,812                   403                 2,171
 Minimum unit fair value #*            $1.558248              $2.480572             $1.563100            $12.157268
 Maximum unit fair value #*            $1.558248              $2.535712             $1.563100            $12.206023
 Contract liability                       $7,419               $166,796                  $630               $26,416

                                  COLUMBIA VARIABLE     COLUMBIA VARIABLE
                                     PORTFOLIO --          PORTFOLIO --
                                        INCOME            MID CAP GROWTH         OPPENHEIMER
                                  OPPORTUNITIES FUND     OPPORTUNITY FUND      GLOBAL FUND/VA
                                  SUB-ACCOUNT (7)(8)    SUB-ACCOUNT (7)(9)    SUB-ACCOUNT (10)
-------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       737,366               437,400               22,553
                                      ==========            ==========            =========
  Cost                                $6,957,115            $6,553,822             $772,179
                                      ==========            ==========            =========
  Market value                        $6,422,465            $7,903,833             $912,736
 Due from Sponsor Company                     --                    --                   --
 Receivable from fund shares
  sold                                       462                   610                   31
 Other assets                                 --                    --                   --
                                      ----------            ----------            ---------
 Total assets                          6,422,927             7,904,443              912,767
                                      ----------            ----------            ---------
LIABILITIES:
 Due to Sponsor Company                      462                   610                   31
 Payable for fund shares
  purchased                                   --                    --                   --
 Other liabilities                            --                    --                   --
                                      ----------            ----------            ---------
 Total liabilities                           462                   610                   31
                                      ----------            ----------            ---------
NET ASSETS:
 For contract liabilities             $6,422,465            $7,903,833             $912,736
                                      ==========            ==========            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           629,931               654,614               64,174
 Minimum unit fair value #*           $10.121603            $11.999138            $14.222748
 Maximum unit fair value #*           $10.212888            $12.107309            $14.222748
 Contract liability                   $6,414,102            $7,898,947             $912,736
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               820                   404                   --
 Minimum unit fair value #*           $10.200937            $12.093147                   --
 Maximum unit fair value #*           $10.212888            $12.107309                   --
 Contract liability                       $8,363                $4,886                   --

(7)  Funded as of April 26, 2013.

(8) Effective April 26, 2013 Columbia Variable Portfolio -- High Income Fund merged with Columbia Variable Portfolio Income Opportunies Fund.

(9) Effective April 26, 2013 Columbia Variable Portfolio -- Mid Cap Growth Fund merged with Columbia Variable Portfolio Mid Cap Growth Fund.

(10) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------


                                                       PUTNAM VT     PIMCO VIT
                                                       SMALL CAP    REAL RETURN
                                                       VALUE FUND    PORTFOLIO
                                                      SUB-ACCOUNT   SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                          21,718        94,640
                                                      ============  ============
  Cost                                                    $364,812    $1,243,375
                                                      ============  ============
  Market value                                            $452,607    $1,192,462
 Due from Sponsor Company                                       --            --
 Receivable from fund shares sold                               15           180
 Other assets                                                   --            --
                                                      ------------  ------------
 Total assets                                              452,622     1,192,642
                                                      ------------  ------------
LIABILITIES:
 Due to Sponsor Company                                         15           180
 Payable for fund shares purchased                              --            --
 Other liabilities                                              --            --
                                                      ------------  ------------
 Total liabilities                                              15           180
                                                      ------------  ------------
NET ASSETS:
 For contract liabilities                                 $452,607    $1,192,462
                                                      ============  ============
DEFERRED CONTRACTS IN THE ACCUMULATION PERIOD:
 Units owned by participants #                              34,092        87,365
 Minimum unit fair value #*                             $13.276071    $13.649217
 Maximum unit fair value #*                             $13.276071    $13.649217
 Contract liability                                       $452,607    $1,192,462
DEFERRED CONTRACTS IN THE ANNUITY PERIOD:
 Units owned by participants #                                  --            --
 Minimum unit fair value #*                                     --            --
 Maximum unit fair value #*                                     --            --
 Contract liability                                             --            --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         PIONEER
                                           PIONEER       MID CAP        JENNISON 20/20
                                          FUND VCT      VALUE VCT            FOCUS                JENNISON
                                          PORTFOLIO     PORTFOLIO          PORTFOLIO              PORTFOLIO
                                         SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            546,280        10,011             6,968                 16,245
                                        =============  ============       ===========            ===========
  Cost                                    $11,522,382      $190,217           $77,297               $385,142
                                        =============  ============       ===========            ===========
  Market value                            $14,356,255      $228,143          $140,340               $590,046
 Due from Sponsor Company                          --            --                --                     --
 Receivable from fund shares sold               7,547             8                 6                     23
 Other assets                                       3            --                --                     --
                                        -------------  ------------       -----------            -----------
 Total assets                              14,363,805       228,151           140,346                590,069
                                        -------------  ------------       -----------            -----------
LIABILITIES:
 Due to Sponsor Company                         7,547             8                 6                     23
 Payable for fund shares purchased                 --            --                --                     --
 Other liabilities                                 --            --                --                     --
                                        -------------  ------------       -----------            -----------
 Total liabilities                              7,547             8                 6                     23
                                        -------------  ------------       -----------            -----------
NET ASSETS:
 For contract liabilities                 $14,356,258      $228,143          $140,340               $590,046
                                        =============  ============       ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #              9,744,699        16,317            71,904                542,322
 Minimum unit fair value #*                 $1.366869    $13.981972         $1.913229              $1.022802
 Maximum unit fair value #*                 $1.503025    $13.981972         $2.012183              $1.451390
 Contract liability                       $14,224,031      $228,143          $140,340               $587,656
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                 89,983            --                --                  2,231
 Minimum unit fair value #*                 $1.466226            --                --              $1.071091
 Maximum unit fair value #*                 $1.490655            --                --              $1.071091
 Contract liability                          $132,227            --                --                 $2,390

                                                                    PRUDENTIAL
                                                                     SERIES SP
                                             PRUDENTIAL            INTERNATIONAL         ROYCE
                                                VALUE                 GROWTH           SMALL-CAP
                                              PORTFOLIO              PORTFOLIO         PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                17,692                 12,210             79,670
                                             ===========            ===========       ============
  Cost                                          $366,032                $68,548           $840,442
                                             ===========            ===========       ============
  Market value                                  $426,735                $75,826         $1,109,006
 Due from Sponsor Company                             --                     --                 --
 Receivable from fund shares sold                     19                      3                 41
 Other assets                                         --                     --                 --
                                             -----------            -----------       ------------
 Total assets                                    426,754                 75,829          1,109,047
                                             -----------            -----------       ------------
LIABILITIES:
 Due to Sponsor Company                               19                      3                 41
 Payable for fund shares purchased                    --                     --                 --
 Other liabilities                                     1                      1                 --
                                             -----------            -----------       ------------
 Total liabilities                                    20                      4                 41
                                             -----------            -----------       ------------
NET ASSETS:
 For contract liabilities                       $426,734                $75,825         $1,109,006
                                             ===========            ===========       ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   256,894                 63,185             68,682
 Minimum unit fair value #*                    $1.602147              $1.140465         $16.146969
 Maximum unit fair value #*                    $1.743090              $1.240799         $16.146969
 Contract liability                             $426,734                $75,825         $1,109,006
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                        --                     --                 --
 Minimum unit fair value #*                           --                     --                 --
 Maximum unit fair value #*                           --                     --                 --
 Contract liability                                   --                     --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                    VICTORY
                                                                    VARIABLE
                                                LEGG MASON         INSURANCE
                                               CLEARBRIDGE        DIVERSIFIED
                                            APPRECIATION FUND      STOCK FUND
                                               SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   11,369             39,137
                                               ============       ============
  Cost                                              $85,117           $404,327
                                               ============       ============
  Market value                                     $219,989           $542,829
 Due from Sponsor Company                                --                 --
 Receivable from fund shares sold                         6                 20
 Other assets                                            --                 --
                                               ------------       ------------
 Total assets                                       219,995            542,849
                                               ------------       ------------
LIABILITIES:
 Due to Sponsor Company                                   6                 20
 Payable for fund shares purchased                       --                 --
 Other liabilities                                       --                 --
                                               ------------       ------------
 Total liabilities                                        6                 20
                                               ------------       ------------
NET ASSETS:
 For contract liabilities                          $219,989           $542,829
                                               ============       ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                        9,564             35,065
 Minimum unit fair value #*                      $23.002067         $13.986645
 Maximum unit fair value #*                      $23.002067         $18.860398
 Contract liability                                $219,989           $540,839
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                           --                126
 Minimum unit fair value #*                              --         $15.770465
 Maximum unit fair value #*                              --         $15.770465
 Contract liability                                      --             $1,990

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                             WELLS FARGO            WELLS FARGO
                                                                                            ADVANTAGE VT           ADVANTAGE VT
                                             INVESCO V.I.            INVESCO V.I.            INDEX ASSET           TOTAL RETURN
                                            COMSTOCK FUND         AMERICAN FRANCHISE       ALLOCATION FUND           BOND FUND
                                           SUB-ACCOUNT (11)        SUB-ACCOUNT (12)          SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 13,478                  26,881                    744                  1,078
                                             ============            ============            ===========            ===========
  Cost                                           $194,810              $1,001,483                 $9,433                $10,923
                                             ============            ============            ===========            ===========
  Market value                                   $238,299              $1,361,019                $11,792                $10,881
 Due from Sponsor Company                              --                      --                     --                     --
 Receivable from fund shares sold                       8                     144                      1                      1
 Other assets                                          --                      --                     --                     --
                                             ------------            ------------            -----------            -----------
 Total assets                                     238,307               1,361,163                 11,793                 10,882
                                             ------------            ------------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                                 8                     144                      1                      1
 Payable for fund shares purchased                     --                      --                     --                     --
 Other liabilities                                     --                       1                     --                     --
                                             ------------            ------------            -----------            -----------
 Total liabilities                                      8                     145                      1                      1
                                             ------------            ------------            -----------            -----------
NET ASSETS:
 For contract liabilities                        $238,299              $1,361,018                $11,792                $10,881
                                             ============            ============            ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     15,737                  99,064                  7,287                  7,304
 Minimum unit fair value #*                    $15.142159              $13.445810              $1.618343              $1.480466
 Maximum unit fair value #*                    $15.142159              $13.669622              $1.618343              $1.522846
 Contract liability                              $238,299              $1,350,960                $11,792                $10,881
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                         --                     736                     --                     --
 Minimum unit fair value #*                            --              $13.669622                     --                     --
 Maximum unit fair value #*                            --              $13.669622                     --                     --
 Contract liability                                    --                 $10,058                     --                     --

                                             WELLS FARGO            WELLS FARGO             WELLS FARGO
                                            ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                              INTRINSIC            INTERNATIONAL             SMALL CAP
                                             VALUE FUND             EQUITY FUND             GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                   122               1,396,139                 364,138
                                             ===========            ============            ============
  Cost                                            $1,771              $6,900,020              $2,549,275
                                             ===========            ============            ============
  Market value                                    $2,293              $7,651,102              $4,121,869
 Due from Sponsor Company                             --                      --                      --
 Receivable from fund shares sold                     --                   7,637                     158
 Other assets                                         --                      --                       1
                                             -----------            ------------            ------------
 Total assets                                      2,293               7,658,739               4,122,028
                                             -----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                               --                   7,637                     158
 Payable for fund shares purchased                    --                      --                      --
 Other liabilities                                    --                      --                      --
                                             -----------            ------------            ------------
 Total liabilities                                    --                   7,637                     158
                                             -----------            ------------            ------------
NET ASSETS:
 For contract liabilities                         $2,293              $7,651,102              $4,121,870
                                             ===========            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     1,405               4,952,994                 219,323
 Minimum unit fair value #*                    $1.631978               $1.097595               $2.395478
 Maximum unit fair value #*                    $1.631978              $15.442011              $19.252544
 Contract liability                               $2,293              $7,598,867              $4,048,379
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                        --                  26,202                   3,826
 Minimum unit fair value #*                           --               $1.993529              $19.186238
 Maximum unit fair value #*                           --               $1.993529              $19.252544
 Contract liability                                   --                 $52,235                 $73,491

(11) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(12) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               WELLS FARGO
                                               ADVANTAGE VT            WELLS FARGO
                                                SMALL CAP              ADVANTAGE VT
                                                VALUE FUND           OPPORTUNITY FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  494,049                 191,696
                                               ============            ============
  Cost                                           $3,831,158              $3,263,147
                                               ============            ============
  Market value                                   $5,296,211              $5,005,193
 Due from Sponsor Company                                --                      --
 Receivable from fund shares sold                     6,135                   8,540
 Other assets                                             2                      --
                                               ------------            ------------
 Total assets                                     5,302,348               5,013,733
                                               ------------            ------------
LIABILITIES:
 Due to Sponsor Company                               6,135                   8,540
 Payable for fund shares purchased                       --                      --
 Other liabilities                                       --                      --
                                               ------------            ------------
 Total liabilities                                    6,135                   8,540
                                               ------------            ------------
NET ASSETS:
 For contract liabilities                        $5,296,213              $5,005,193
                                               ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      372,871                 318,619
 Minimum unit fair value #*                      $13.795343              $15.068193
 Maximum unit fair value #*                      $14.428683              $15.551922
 Contract liability                              $5,287,987              $4,923,900
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                          572                   5,241
 Minimum unit fair value #*                      $14.378953              $15.443114
 Maximum unit fair value #*                      $14.378953              $15.515567
 Contract liability                                  $8,226                 $81,293

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            AMERICAN CENTURY(R) VP      ALLIANCEBERNSTEIN VPS
                                                   CAPITAL                  INTERNATIONAL
                                              APPRECIATION FUND            VALUE PORTFOLIO
                                                 SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                               $ --                   $23,939
                                                 ------------                 ---------
EXPENSES:
 Administrative charges                                    --                        --
 Mortality and expense risk charges                   (49,989)                   (5,062)
                                                 ------------                 ---------
  Total expenses                                      (49,989)                   (5,062)
                                                 ------------                 ---------
  Net investment income (loss)                        (49,989)                   18,877
                                                 ------------                 ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                        308,841                   (24,333)
 Net realized gain on distributions                   159,446                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            634,675                    83,865
                                                 ------------                 ---------
  Net gain (loss) on investments                    1,102,962                    59,532
                                                 ------------                 ---------
  Net increase (decrease) in net assets
   resulting from operations                       $1,052,973                   $78,409
                                                 ============                 =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            INVESCO V.I.          INVESCO V.I.         INVESCO V.I.       ALLIANCEBERNSTEIN VPS
                                                CORE                  HIGH                 MONEY                GROWTH AND
                                            EQUITY FUND            YIELD FUND           MARKET FUND          INCOME PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (1)          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $53,001               $96,714                 $796                 $20,560
                                             ----------            ----------            ---------              ----------
EXPENSES:
 Administrative charges                              --                  (822)                  --                      --
 Mortality and expense risk charges             (52,815)              (37,056)             (54,896)                (25,597)
                                             ----------            ----------            ---------              ----------
  Total expenses                                (52,815)              (37,878)             (54,896)                (25,597)
                                             ----------            ----------            ---------              ----------
  Net investment income (loss)                      186                58,836              (54,100)                 (5,037)
                                             ----------            ----------            ---------              ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  230,324               (10,580)                  --                     300
 Net realized gain on distributions                  --                    --                   --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      678,089                93,623                   --                 526,661
                                             ----------            ----------            ---------              ----------
  Net gain (loss) on investments                908,413                83,043                   --                 526,961
                                             ----------            ----------            ---------              ----------
  Net increase (decrease) in net
   assets resulting from operations            $908,599              $141,879             $(54,100)               $521,924
                                             ==========            ==========            =========              ==========

                                          ALLIANCEBERNSTEIN VPS                                STERLING
                                              INTERMEDIATE           AMERICAN FUNDS        CAPITAL STRATEGIC
                                             BOND PORTFOLIO            GROWTH FUND       ALLOCATION EQUITY VIF
                                               SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (2)
--------------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $92,744                 $2,765                  $1,376
                                               -----------              ---------             -----------
EXPENSES:
 Administrative charges                                 --                     --                      --
 Mortality and expense risk charges                (35,634)                (3,558)                (10,804)
                                               -----------              ---------             -----------
  Total expenses                                   (35,634)                (3,558)                (10,804)
                                               -----------              ---------             -----------
  Net investment income (loss)                      57,110                   (793)                 (9,428)
                                               -----------              ---------             -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (10,129)                 4,834                (573,883)
 Net realized gain on distributions                 82,261                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (226,159)                67,258                 660,874
                                               -----------              ---------             -----------
  Net gain (loss) on investments                  (154,027)                72,092                  86,991
                                               -----------              ---------             -----------
  Net increase (decrease) in net
   assets resulting from operations               $(96,917)               $71,299                 $77,563
                                               ===========              =========             ===========

(1)  Funded as of July 15, 2013.

(2) Effective April 26, 2013 Sterling Capital Strategic Allocation Equity VIF was liquidated.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                   STERLING
                                                   CAPITAL                   STERLING
                                                EQUITY INCOME            CAPITAL SPECIAL
                                           VARIABLE INSURANCE FUND      OPPORTUNITIES VIF
                                               SUB-ACCOUNT (3)             SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $171,080                    $5,926
                                                 ------------              ------------
EXPENSES:
 Administrative charges                                    --                        --
 Mortality and expense risk charges                  (194,456)                 (110,189)
                                                 ------------              ------------
  Total expenses                                     (194,456)                 (110,189)
                                                 ------------              ------------
  Net investment income (loss)                        (23,376)                 (104,263)
                                                 ------------              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       (608,859)                  535,750
 Net realized gain on distributions                        --                   883,001
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          2,685,525                   403,367
                                                 ------------              ------------
  Net gain (loss) on investments                    2,076,666                 1,822,118
                                                 ------------              ------------
  Net increase (decrease) in net assets
   resulting from operations                       $2,053,290                $1,717,855
                                                 ============              ============

(3)  Formerly Sterling Capital Select Equity VIF. Change effective May 1, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                          COLUMBIA VARIABLE        WELLS FARGO
                                      STERLING                               PORTFOLIO --          ADVANTAGE VT
                                   CAPITAL TOTAL       CALVERT VP SRI       SMALL COMPANY             OMEGA
                                  RETURN BOND VIF    BALANCED PORTFOLIO      GROWTH FUND           GROWTH FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $84,877             $14,639                $5,536               $13,247
                                      --------            --------            ----------            ----------
EXPENSES:
 Administrative charges                     --                  --                    --                    --
 Mortality and expense risk
  charges                              (43,961)            (17,836)              (86,118)              (54,408)
                                      --------            --------            ----------            ----------
  Total expenses                       (43,961)            (17,836)              (86,118)              (54,408)
                                      --------            --------            ----------            ----------
  Net investment income (loss)          40,916              (3,197)              (80,582)              (41,161)
                                      --------            --------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (22,934)             75,329               268,287               431,388
 Net realized gain on
  distributions                         83,595             123,492                    --               274,486
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     (196,561)             26,806             1,513,041               484,223
                                      --------            --------            ----------            ----------
  Net gain (loss) on
   investments                        (135,900)            225,627             1,781,328             1,190,097
                                      --------            --------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(94,984)           $222,430            $1,700,746            $1,148,936
                                      ========            ========            ==========            ==========


                                  FIDELITY(R) VIP      FIDELITY(R) VIP       FIDELITY(R) VIP
                                   ASSET MANAGER            GROWTH              CONTRAFUND
                                     PORTFOLIO            PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $29,372               $19,690              $123,169
                                      --------            ----------            ----------
EXPENSES:
 Administrative charges                     --                    --                    --
 Mortality and expense risk
  charges                              (22,516)              (84,650)             (143,288)
                                      --------            ----------            ----------
  Total expenses                       (22,516)              (84,650)             (143,288)
                                      --------            ----------            ----------
  Net investment income (loss)           6,856               (64,960)              (20,119)
                                      --------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 10,644               562,227               751,937
 Net realized gain on
  distributions                          4,554                 4,688                 3,280
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      232,945             1,576,557             2,289,552
                                      --------            ----------            ----------
  Net gain (loss) on
   investments                         248,143             2,143,472             3,044,769
                                      --------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $254,999            $2,078,512            $3,024,650
                                      ========            ==========            ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            FIDELITY(R) VIP       FIDELITY(R) VIP
                                                OVERSEAS           FREEDOM 2020
                                               PORTFOLIO             PORTFOLIO
                                              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $25,595               $7,417
                                               ----------            ---------
EXPENSES:
 Administrative charges                                --                   --
 Mortality and expense risk charges               (23,362)              (4,790)
                                               ----------            ---------
  Total expenses                                  (23,362)              (4,790)
                                               ----------            ---------
  Net investment income (loss)                      2,233                2,627
                                               ----------            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (8,333)               5,328
 Net realized gain on distributions                 7,016                5,075
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        487,449               38,596
                                               ----------            ---------
  Net gain (loss) on investments                  486,132               48,999
                                               ----------            ---------
  Net increase (decrease) in net assets
   resulting from operations                     $488,365              $51,626
                                               ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FIDELITY(R) VIP      FIDELITY(R) VIP      FIDELITY(R) VIP      FIDELITY(R) VIP
                                    FREEDOM 2030        FREEDOM 2015         FREEDOM 2025         FREEDOM INCOME
                                     PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (4)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,304               $8,355               $3,016                $309
                                      --------            ---------            ---------              ------
EXPENSES:
 Administrative charges                     --                   --                   --                  --
 Mortality and expense risk
  charges                                 (599)              (5,837)              (2,401)               (193)
                                      --------            ---------            ---------              ------
  Total expenses                          (599)              (5,837)              (2,401)               (193)
                                      --------            ---------            ---------              ------
  Net investment income (loss)             705                2,518                  615                 116
                                      --------            ---------            ---------              ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    196                4,549                9,190                  --
 Net realized gain on
  distributions                            743                7,136                3,045                  76
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        5,982               42,669               17,981                 158
                                      --------            ---------            ---------              ------
  Net gain (loss) on
   investments                           6,921               54,354               30,216                 234
                                      --------            ---------            ---------              ------
  Net increase (decrease) in
   net assets resulting from
   operations                           $7,626              $56,872              $30,831                $350
                                      ========            =========            =========              ======

                                    FIDELITY(R) VIP         FIDELITY(R) VIP         FIDELITY(R) VIP
                                    FUNDSMANAGER 20%        FUNDSMANAGER 50%        FUNDSMANAGER 60%
                                       PORTFOLIO               PORTFOLIO               PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (5)
-------------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $100                     $262                      $1
                                         ------                 --------                --------
EXPENSES:
 Administrative charges                      --                       --                      --
 Mortality and expense risk
  charges                                  (180)                    (385)                    (69)
                                         ------                 --------                --------
  Total expenses                           (180)                    (385)                    (69)
                                         ------                 --------                --------
  Net investment income (loss)              (80)                    (123)                    (68)
                                         ------                 --------                --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     990                       28                   2,302
 Net realized gain on
  distributions                             222                      176                     127
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (358)                   3,756                  (1,156)
                                         ------                 --------                --------
  Net gain (loss) on
   investments                              854                    3,960                   1,273
                                         ------                 --------                --------
  Net increase (decrease) in
   net assets resulting from
   operations                              $774                   $3,837                  $1,205
                                         ======                 ========                ========

(4)  Funded as of May 13, 2013.

(5)  Not funded as of December 31, 2013.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             FIDELITY(R) VIP        FIDELITY(R) VIP
                                            FUNDSMANAGER 70%       FUNDSMANAGER 85%
                                                PORTFOLIO              PORTFOLIO
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $168                    $8
                                                 -------                 -----
EXPENSES:
 Administrative charges                               --                    --
 Mortality and expense risk charges                 (184)                  (12)
                                                 -------                 -----
  Total expenses                                    (184)                  (12)
                                                 -------                 -----
  Net investment income (loss)                       (16)                   (4)
                                                 -------                 -----
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       479                     2
 Net realized gain on distributions                  139                    12
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         2,024                   208
                                                 -------                 -----
  Net gain (loss) on investments                   2,642                   222
                                                 -------                 -----
  Net increase (decrease) in net assets
   resulting from operations                      $2,626                  $218
                                                 =======                 =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              HARTFORD            HARTFORD
                                       FRANKLIN           HARTFORD             TOTAL              CAPITAL
                                        INCOME            BALANCED          RETURN BOND         APPRECIATION
                                   SECURITIES FUND        HLS FUND            HLS FUND            HLS FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $138,347          $15,122,861        $18,671,834          $13,357,631
                                      ----------       --------------       ------------       --------------
EXPENSES:
 Administrative charges                       --              (17,292)           (26,867)             (38,690)
 Mortality and expense risk
  charges                                (25,856)         (14,233,037)        (7,213,972)         (21,105,221)
                                      ----------       --------------       ------------       --------------
  Total expenses                         (25,856)         (14,250,329)        (7,240,839)         (21,143,911)
                                      ----------       --------------       ------------       --------------
  Net investment income (loss)           112,491              872,532         11,430,995           (7,786,280)
                                      ----------       --------------       ------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (5,040)          48,203,491          5,291,890          115,501,907
 Net realized gain on
  distributions                               --                   --                 --            4,110,232
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        131,473          140,351,017        (32,059,274)         377,148,478
                                      ----------       --------------       ------------       --------------
  Net gain (loss) on
   investments                           126,433          188,554,508        (26,767,384)         496,760,617
                                      ----------       --------------       ------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $238,924         $189,427,040       $(15,336,389)        $488,974,337
                                      ==========       ==============       ============       ==============

                                    HARTFORD
                                    DIVIDEND                 HARTFORD           HARTFORD
                                   AND GROWTH            GLOBAL RESEARCH       HEALTHCARE
                                    HLS FUND                 HLS FUND           HLS FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $13,326,249                $257,282            $189,672
                                 --------------            ------------       -------------
EXPENSES:
 Administrative charges                 (31,749)                     --                  --
 Mortality and expense risk
  charges                           (10,502,299)               (259,762)           (563,311)
                                 --------------            ------------       -------------
  Total expenses                    (10,534,048)               (259,762)           (563,311)
                                 --------------            ------------       -------------
  Net investment income (loss)        2,792,201                  (2,480)           (373,639)
                                 --------------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              61,624,872               1,127,180           4,120,732
 Net realized gain on
  distributions                      19,380,891                      --           2,456,063
 Net unrealized appreciation
  (depreciation) of investments
  during the year                   106,449,394               3,067,959           9,283,242
                                 --------------            ------------       -------------
  Net gain (loss) on
   investments                      187,455,157               4,195,139          15,860,037
                                 --------------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $190,247,358              $4,192,659         $15,486,398
                                 ==============            ============       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                  HARTFORD
                                                HARTFORD         DISCIPLINED
                                              GLOBAL GROWTH        EQUITY
                                                HLS FUND          HLS FUND
                                               SUB-ACCOUNT       SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $552,804          $828,992
                                               -----------       -----------
EXPENSES:
 Administrative charges                                 --                --
 Mortality and expense risk charges             (1,215,378)       (1,492,513)
                                               -----------       -----------
  Total expenses                                (1,215,378)       (1,492,513)
                                               -----------       -----------
  Net investment income (loss)                    (662,574)         (663,521)
                                               -----------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   4,678,743         8,731,322
 Net realized gain on distributions                     --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      19,925,296        19,684,785
                                               -----------       -----------
  Net gain (loss) on investments                24,604,039        28,416,107
                                               -----------       -----------
  Net increase (decrease) in net assets
   resulting from operations                   $23,941,465       $27,752,586
                                               ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HARTFORD
                                         HARTFORD            GROWTH            HARTFORD          HARTFORD
                                          GROWTH          OPPORTUNITIES       HIGH YIELD           INDEX
                                         HLS FUND           HLS FUND           HLS FUND          HLS FUND
                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $26,924             $5,704         $8,158,029        $2,871,635
                                        -----------        -----------        -----------       -----------
EXPENSES:
 Administrative charges                          --                 --                 --                --
 Mortality and expense risk charges        (773,816)        (1,248,385)        (1,638,800)       (2,264,674)
                                        -----------        -----------        -----------       -----------
  Total expenses                           (773,816)        (1,248,385)        (1,638,800)       (2,264,674)
                                        -----------        -----------        -----------       -----------
  Net investment income (loss)             (746,892)        (1,242,681)         6,519,229           606,961
                                        -----------        -----------        -----------       -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                            4,600,157          7,769,962         (1,307,996)       16,020,314
 Net realized gain on distributions              --                 --                 --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                               10,659,872         17,164,419           (268,949)       29,489,415
                                        -----------        -----------        -----------       -----------
  Net gain (loss) on investments         15,260,029         24,934,381         (1,576,945)       45,509,729
                                        -----------        -----------        -----------       -----------
  Net increase (decrease) in net
   assets resulting from operations     $14,513,137        $23,691,700         $4,942,284       $46,116,690
                                        ===========        ===========        ===========       ===========

                                               HARTFORD                HARTFORD
                                             INTERNATIONAL          SMALL/MID CAP       HARTFORD
                                             OPPORTUNITIES              EQUITY           MIDCAP
                                               HLS FUND                HLS FUND         HLS FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $5,487,038               $314,804          $193,836
                                              -----------             ----------       -----------
EXPENSES:
 Administrative charges                           (10,337)                    --                --
 Mortality and expense risk charges            (3,806,373)              (364,717)       (2,154,552)
                                              -----------             ----------       -----------
  Total expenses                               (3,816,710)              (364,717)       (2,154,552)
                                              -----------             ----------       -----------
  Net investment income (loss)                  1,670,328                (49,913)       (1,960,716)
                                              -----------             ----------       -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 13,622,579              2,845,433        17,645,018
 Net realized gain on distributions                    --              1,603,510         6,504,980
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     32,994,361              2,790,128        32,130,957
                                              -----------             ----------       -----------
  Net gain (loss) on investments               46,616,940              7,239,071        56,280,955
                                              -----------             ----------       -----------
  Net increase (decrease) in net
   assets resulting from operations           $48,287,268             $7,189,158       $54,320,239
                                              ===========             ==========       ===========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            HARTFORD               HARTFORD
                                          MIDCAP VALUE          ULTRASHORT BOND
                                            HLS FUND               HLS FUND
                                          SUB-ACCOUNT           SUB-ACCOUNT (6)
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $1,468,699                    $ --
                                          -----------             -----------
EXPENSES:
 Administrative charges                            --                  (5,947)
 Mortality and expense risk charges        (1,861,958)             (2,036,766)
                                          -----------             -----------
  Total expenses                           (1,861,958)             (2,042,713)
                                          -----------             -----------
  Net investment income (loss)               (393,259)             (2,042,713)
                                          -----------             -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                              8,103,148                  (2,256)
 Net realized gain on distributions                --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                 27,141,645                 (23,337)
                                          -----------             -----------
  Net gain (loss) on investments           35,244,793                 (25,593)
                                          -----------             -----------
  Net increase (decrease) in net assets
   resulting from operations              $34,851,534             $(2,068,306)
                                          ===========             ===========

(6)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                        HARTFORD
                                       HARTFORD               HARTFORD           HARTFORD            U.S. GOVERNMENT
                                     SMALL COMPANY         SMALLCAP GROWTH        STOCK                SECURITIES
                                       HLS FUND               HLS FUND           HLS FUND               HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $78,042               $253,466        $10,656,373             $3,532,078
                                      -----------            -----------       ------------            -----------
EXPENSES:
 Administrative charges                    (2,400)                    --            (10,193)                    --
 Mortality and expense risk
  charges                              (1,475,219)            (1,247,385)        (7,609,471)            (2,338,775)
                                      -----------            -----------       ------------            -----------
  Total expenses                       (1,477,619)            (1,247,385)        (7,619,664)            (2,338,775)
                                      -----------            -----------       ------------            -----------
  Net investment income (loss)         (1,399,577)              (993,919)         3,036,709              1,193,303
                                      -----------            -----------       ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                13,001,712             11,613,443         39,706,581             (2,301,148)
 Net realized gain on
  distributions                         7,952,405              9,307,868                 --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      18,129,481              8,242,741        111,623,868             (4,154,225)
                                      -----------            -----------       ------------            -----------
  Net gain (loss) on
   investments                         39,083,598             29,164,052        151,330,449             (6,455,373)
                                      -----------            -----------       ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $37,684,021            $28,170,133       $154,367,158            $(5,262,070)
                                      ===========            ===========       ============            ===========


                                  HARTFORD            HUNTINGTON VA         HUNTINGTON VA
                                    VALUE                 INCOME               DIVIDEND
                                  HLS FUND             EQUITY FUND           CAPTURE FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (7)
-------------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $1,693,243              $219,942              $211,261
                                 -----------            ----------            ----------
EXPENSES:
 Administrative charges                   --                    --                    --
 Mortality and expense risk
  charges                         (1,611,787)              (94,360)             (124,782)
                                 -----------            ----------            ----------
  Total expenses                  (1,611,787)              (94,360)             (124,782)
                                 -----------            ----------            ----------
  Net investment income (loss)        81,456               125,582                86,479
                                 -----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            8,928,056               252,557               352,076
 Net realized gain on
  distributions                           --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                 19,337,280               818,151               905,356
                                 -----------            ----------            ----------
  Net gain (loss) on
   investments                    28,265,336             1,070,708             1,257,432
                                 -----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                    $28,346,792            $1,196,290            $1,343,911
                                 ===========            ==========            ==========

(7) Effective March 28, 2013 Huntington VA Macro 100 Fund merged with Huntington VA Dividend Capture Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                    HUNTINGTON VA
                                             HUNTINGTON VA             MID CORP
                                              GROWTH FUND            AMERICA FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $26,788                 $42,126
                                               ----------            ------------
EXPENSES:
 Administrative charges                                --                      --
 Mortality and expense risk charges               (47,317)                (93,953)
                                               ----------            ------------
  Total expenses                                  (47,317)                (93,953)
                                               ----------            ------------
  Net investment income (loss)                    (20,529)                (51,827)
                                               ----------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    202,462                 858,864
 Net realized gain on distributions                    --                 319,747
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        661,182                 432,026
                                               ----------            ------------
  Net gain (loss) on investments                  863,644               1,610,637
                                               ----------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $843,115              $1,558,810
                                               ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA
                                              ROTATING           INTERNATIONAL           MORTGAGE           HUNTINGTON VA
                                            MARKETS FUND          EQUITY FUND         SECURITIES FUND         SITUS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $6,487               $11,380               $6,194                $4,649
                                             ----------            ----------            ---------            ----------
EXPENSES:
 Administrative charges                              --                    --                   --                    --
 Mortality and expense risk charges             (15,084)              (12,623)              (5,186)              (25,570)
                                             ----------            ----------            ---------            ----------
  Total expenses                                (15,084)              (12,623)              (5,186)              (25,570)
                                             ----------            ----------            ---------            ----------
  Net investment income (loss)                   (8,597)               (1,243)               1,008               (20,921)
                                             ----------            ----------            ---------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  104,309                12,200                8,730               237,582
 Net realized gain on distributions              82,863                    --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       14,515               152,981              (20,013)              199,796
                                             ----------            ----------            ---------            ----------
  Net gain (loss) on investments                201,687               165,181              (11,283)              437,378
                                             ----------            ----------            ---------            ----------
  Net increase (decrease) in net
   assets resulting from operations            $193,090              $163,938             $(10,275)             $416,457
                                             ==========            ==========            =========            ==========

                                                 BLACKROCK                 BLACKROCK             UIF U.S.
                                                  GLOBAL                   LARGE CAP            REAL ESTATE
                                          OPPORTUNITIES V.I. FUND      GROWTH V.I. FUND          PORTFOLIO
                                                SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                            $155                      $295                $4,449
                                                 ---------                 ---------             ---------
EXPENSES:
 Administrative charges                                 --                        --                    --
 Mortality and expense risk charges                 (1,397)                   (1,603)               (6,655)
                                                 ---------                 ---------             ---------
  Total expenses                                    (1,397)                   (1,603)               (6,655)
                                                 ---------                 ---------             ---------
  Net investment income (loss)                      (1,242)                   (1,308)               (2,206)
                                                 ---------                 ---------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      19,906                    18,043               (18,909)
 Net realized gain on distributions                     --                     3,466                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (2,274)                    3,729                29,182
                                                 ---------                 ---------             ---------
  Net gain (loss) on investments                    17,632                    25,238                10,273
                                                 ---------                 ---------             ---------
  Net increase (decrease) in net
   assets resulting from operations                $16,390                   $23,930                $8,067
                                                 =========                 =========             =========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             INVESCO V.I.          UIF MID CAP
                                              EQUITY AND              GROWTH
                                              INCOME FUND           PORTFOLIO
                                            SUB-ACCOUNT (8)        SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $6,982                $1,057
                                               ---------            ----------
EXPENSES:
 Administrative charges                               --                    --
 Mortality and expense risk charges               (6,066)               (6,001)
                                               ---------            ----------
  Total expenses                                  (6,066)               (6,001)
                                               ---------            ----------
  Net investment income (loss)                       916                (4,944)
                                               ---------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    22,708                14,159
 Net realized gain on distributions                   --                 9,991
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        75,837               128,025
                                               ---------            ----------
  Net gain (loss) on investments                  98,545               152,175
                                               ---------            ----------
  Net increase (decrease) in net assets
   resulting from operations                     $99,461              $147,231
                                               =========            ==========

(8) Formerly Invesco Van Kampen V.I. Equity and Income Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          COLUMBIA VARIABLE       COLUMBIA VARIABLE      COLUMBIA VARIABLE      COLUMBIA VARIABLE
                                             PORTFOLIO --            PORTFOLIO --           PORTFOLIO --           PORTFOLIO --
                                        MARSICO INTERNATIONAL      MARSICO FOCUSED        ASSET ALLOCATION           MARSICO
                                          OPPORTUNITIES FUND        EQUITIES FUND               FUND               GROWTH FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $38,481                 $93,312               $67,980                 $36,548
                                             ------------            ------------            ----------            ------------
EXPENSES:
 Administrative charges                            (4,944)                 (5,341)                   --                  (3,477)
 Mortality and expense risk charges              (144,038)               (295,853)              (41,181)               (221,149)
                                             ------------            ------------            ----------            ------------
  Total expenses                                 (148,982)               (301,194)              (41,181)               (224,626)
                                             ------------            ------------            ----------            ------------
  Net investment income (loss)                   (110,501)               (207,882)               26,799                (188,078)
                                             ------------            ------------            ----------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    728,453               1,388,094               (94,960)              2,016,101
 Net realized gain on distributions                    --               3,199,231                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,029,623               2,379,231               522,417               2,779,688
                                             ------------            ------------            ----------            ------------
  Net gain (loss) on investments                1,758,076               6,966,556               427,457               4,795,789
                                             ------------            ------------            ----------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $1,647,575              $6,758,674              $454,256              $4,607,711
                                             ============            ============            ==========            ============

                                          COLUMBIA VARIABLE       COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                             PORTFOLIO --            PORTFOLIO --            PORTFOLIO --
                                             MARSICO 21ST              DIVIDEND                 INCOME
                                             CENTURY FUND          OPPORTUNITY FUND       OPPORTUNITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (9)(10)
--------------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $15,105                    $ --               $1,039,557
                                             ------------            ------------            -------------
EXPENSES:
 Administrative charges                            (1,424)                     --                   (2,600)
 Mortality and expense risk charges               (48,976)               (150,474)                (114,941)
                                             ------------            ------------            -------------
  Total expenses                                  (50,400)               (150,474)                (117,541)
                                             ------------            ------------            -------------
  Net investment income (loss)                    (35,295)               (150,474)                 922,016
                                             ------------            ------------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    402,537                 289,372                  297,556
 Net realized gain on distributions                    --                      --                  314,038
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        814,052               1,896,760               (1,298,773)
                                             ------------            ------------            -------------
  Net gain (loss) on investments                1,216,589               2,186,132                 (687,179)
                                             ------------            ------------            -------------
  Net increase (decrease) in net
   assets resulting from operations            $1,181,294              $2,035,658                 $234,837
                                             ============            ============            =============

(9)  Funded as of April 26, 2013.

(10) Effective April 26, 2013 Columbia Variable Portfolio -- High Income Fund merged with Columbia Variable Portfolio Income Op-portunies Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            COLUMBIA VARIABLE
                                               PORTFOLIO --
                                              MID CAP GROWTH         OPPENHEIMER
                                             OPPORTUNITY FUND       GLOBAL FUND/VA
                                           SUB-ACCOUNT (9)(11)     SUB-ACCOUNT (12)
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $8,637               $8,381
                                                ----------             --------
EXPENSES:
 Administrative charges                             (2,861)                  --
 Mortality and expense risk charges               (131,671)              (9,340)
                                                ----------             --------
  Total expenses                                  (134,532)              (9,340)
                                                ----------             --------
  Net investment income (loss)                    (125,895)                (959)
                                                ----------             --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (776,420)               4,478
 Net realized gain on distributions              2,628,221                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         321,250              167,927
                                                ----------             --------
  Net gain (loss) on investments                 2,173,051              172,405
                                                ----------             --------
  Net increase (decrease) in net assets
   resulting from operations                    $2,047,156             $171,446
                                                ==========             ========

(9)  Funded as of April 26, 2013.

(11) Effective April 26, 2013 Columbia Variable Portfolio -- Mid Cap Growth Fund merged with Columbia Variable Portfolio Mid Cap Growth Fund.

(12) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                            PIONEER
                                            PUTNAM VT            PIMCO VIT             PIONEER              MID CAP
                                            SMALL CAP           REAL RETURN            FUND VCT            VALUE VCT
                                            VALUE FUND           PORTFOLIO            PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $2,767              $22,352              $146,038             $1,529
                                             --------            ---------            ----------            -------
EXPENSES:
 Administrative charges                            --                   --                    --                 --
 Mortality and expense risk charges            (4,472)             (20,034)             (221,668)            (2,491)
                                             --------            ---------            ----------            -------
  Total expenses                               (4,472)             (20,034)             (221,668)            (2,491)
                                             --------            ---------            ----------            -------
  Net investment income (loss)                 (1,705)               2,318               (75,630)              (962)
                                             --------            ---------            ----------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (676)              29,381               549,705              1,829
 Net realized gain on distributions             4,710                9,656               655,540                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    109,634             (217,739)            2,857,988             53,117
                                             --------            ---------            ----------            -------
  Net gain (loss) on investments              113,668             (178,702)            4,063,233             54,946
                                             --------            ---------            ----------            -------
  Net increase (decrease) in net
   assets resulting from operations          $111,963            $(176,384)           $3,987,603            $53,984
                                             ========            =========            ==========            =======


                                         JENNISON 20/20                            PRUDENTIAL
                                              FOCUS             JENNISON             VALUE
                                            PORTFOLIO          PORTFOLIO           PORTFOLIO
                                           SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $ --                $ --                $ --
                                             -------            --------            --------
EXPENSES:
 Administrative charges                           --                  --                  --
 Mortality and expense risk charges           (2,707)            (11,577)             (7,749)
                                             -------            --------            --------
  Total expenses                              (2,707)            (11,577)             (7,749)
                                             -------            --------            --------
  Net investment income (loss)                (2,707)            (11,577)             (7,749)
                                             -------            --------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                46,254             226,386              28,465
 Net realized gain on distributions               --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,901              18,976             104,676
                                             -------            --------            --------
  Net gain (loss) on investments              48,155             245,362             133,141
                                             -------            --------            --------
  Net increase (decrease) in net
   assets resulting from operations          $45,448            $233,785            $125,392
                                             =======            ========            ========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                               PRUDENTIAL
                                               SERIES SP
                                             INTERNATIONAL             ROYCE
                                                 GROWTH              SMALL-CAP
                                               PORTFOLIO             PORTFOLIO
                                              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $ --               $10,727
                                                --------             ---------
EXPENSES:
 Administrative charges                               --                    --
 Mortality and expense risk charges               (1,110)              (12,823)
                                                --------             ---------
  Total expenses                                  (1,110)              (12,823)
                                                --------             ---------
  Net investment income (loss)                    (1,110)               (2,096)
                                                --------             ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     1,520                40,286
 Net realized gain on distributions                   --                55,757
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        11,182               200,911
                                                --------             ---------
  Net gain (loss) on investments                  12,702               296,954
                                                --------             ---------
  Net increase (decrease) in net assets
   resulting from operations                     $11,592              $294,858
                                                ========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    VICTORY
                                                                   VARIABLE
                                             LEGG MASON            INSURANCE
                                            CLEARBRIDGE           DIVERSIFIED          INVESCO V.I.
                                         APPRECIATION FUND        STOCK FUND          COMSTOCK FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (13)
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $1,982                $3,396               $2,938
                                              --------             ---------             --------
EXPENSES:
 Administrative charges                             --                    --                   --
 Mortality and expense risk charges             (1,965)               (7,505)              (2,380)
                                              --------             ---------             --------
  Total expenses                                (1,965)               (7,505)              (2,380)
                                              --------             ---------             --------
  Net investment income (loss)                      17                (4,109)                 558
                                              --------             ---------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   1,221                29,686                6,703
 Net realized gain on distributions              8,044                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      38,839               129,259               46,912
                                              --------             ---------             --------
  Net gain (loss) on investments                48,104               158,945               53,615
                                              --------             ---------             --------
  Net increase (decrease) in net
   assets resulting from operations            $48,121              $154,836              $54,173
                                              ========             =========             ========


                                                                  WELLS FARGO
                                                                  ADVANTAGE VT
                                            INVESCO V.I.          INDEX ASSET
                                         AMERICAN FRANCHISE     ALLOCATION FUND
                                          SUB-ACCOUNT (14)        SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                       $6,093                $182
                                              ---------              ------
EXPENSES:
 Administrative charges                              --                  --
 Mortality and expense risk charges             (19,247)               (210)
                                              ---------              ------
  Total expenses                                (19,247)               (210)
                                              ---------              ------
  Net investment income (loss)                  (13,154)                (28)
                                              ---------              ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   79,101                  33
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      395,795               1,742
                                              ---------              ------
  Net gain (loss) on investments                474,896               1,775
                                              ---------              ------
  Net increase (decrease) in net
   assets resulting from operations            $461,742              $1,747
                                              =========              ======

(13) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(14) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             WELLS FARGO          WELLS FARGO
                                             ADVANTAGE VT        ADVANTAGE VT
                                             TOTAL RETURN          INTRINSIC
                                              BOND FUND           VALUE FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $246                  $22
                                               --------            ---------
EXPENSES:
 Administrative charges                              --                   --
 Mortality and expense risk charges                (389)                (453)
                                               --------            ---------
  Total expenses                                   (389)                (453)
                                               --------            ---------
  Net investment income (loss)                     (143)                (431)
                                               --------            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      566               18,533
 Net realized gain on distributions                 345                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (2,211)             (13,266)
                                               --------            ---------
  Net gain (loss) on investments                 (1,300)               5,267
                                               --------            ---------
  Net increase (decrease) in net assets
   resulting from operations                    $(1,443)              $4,836
                                               ========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             WELLS FARGO         WELLS FARGO        WELLS FARGO
                                             ADVANTAGE VT        ADVANTAGE VT       ADVANTAGE VT       WELLS FARGO
                                            INTERNATIONAL         SMALL CAP          SMALL CAP         ADVANTAGE VT
                                             EQUITY FUND         GROWTH FUND         VALUE FUND      OPPORTUNITY FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $187,575                $ --           $55,765             $21,421
                                              ----------          ----------          --------          ----------
EXPENSES:
 Administrative charges                               --                  --                --                  --
 Mortality and expense risk charges             (116,110)            (50,883)          (95,945)            (67,683)
                                              ----------          ----------          --------          ----------
  Total expenses                                (116,110)            (50,883)          (95,945)            (67,683)
                                              ----------          ----------          --------          ----------
  Net investment income (loss)                    71,465             (50,883)          (40,180)            (46,262)
                                              ----------          ----------          --------          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    84,904             260,801           541,390             294,975
 Net realized gain on distributions              389,565             184,005                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       749,446           1,015,668           237,210             969,343
                                              ----------          ----------          --------          ----------
  Net gain (loss) on investments               1,223,915           1,460,474           778,600           1,264,318
                                              ----------          ----------          --------          ----------
  Net increase (decrease) in net assets
   resulting from operations                  $1,295,380          $1,409,591          $738,420          $1,218,056
                                              ==========          ==========          ========          ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                            AMERICAN CENTURY(R) VP     ALLIANCEBERNSTEIN VPS
                                                   CAPITAL                 INTERNATIONAL
                                              APPRECIATION FUND           VALUE PORTFOLIO
                                                 SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $(49,989)                  $18,877
 Net realized gain (loss) on security
  transactions                                        308,841                   (24,333)
 Net realized gain on distributions                   159,446                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            634,675                    83,865
                                                 ------------                ----------
 Net increase (decrease) in net assets
  resulting from operations                         1,052,973                    78,409
                                                 ------------                ----------
UNIT TRANSACTIONS:
 Purchases                                             67,203                     4,698
 Net transfers                                       (216,847)                   (8,856)
 Surrenders for benefit payments and
  fees                                               (448,457)                  (17,054)
 Other transactions                                       (30)                       --
 Death benefits                                            --                        --
 Net loan activity                                         --                        --
 Net annuity transactions                                (475)                       --
                                                 ------------                ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                   (598,606)                  (21,212)
                                                 ------------                ----------
 Net increase (decrease) in net assets                454,367                    57,197
NET ASSETS:
 Beginning of year                                  3,921,409                   384,725
                                                 ------------                ----------
 End of year                                       $4,375,776                  $441,922
                                                 ============                ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.        INVESCO V.I.         INVESCO V.I.      ALLIANCEBERNSTEIN VPS
                                        CORE                HIGH                MONEY               GROWTH AND
                                    EQUITY FUND          YIELD FUND          MARKET FUND         INCOME PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (1)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $186             $58,836              $(54,100)             $(5,037)
 Net realized gain (loss) on
  security transactions                 230,324             (10,580)                   --                  300
 Net realized gain on
  distributions                              --                  --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       678,089              93,623                    --              526,661
                                     ----------          ----------          ------------           ----------
 Net increase (decrease) in net
  assets resulting from
  operations                            908,599             141,879               (54,100)             521,924
                                     ----------          ----------          ------------           ----------
UNIT TRANSACTIONS:
 Purchases                               22,430               3,027               228,244                  560
 Net transfers                          (98,844)           (630,559)           30,000,078               96,492
 Surrenders for benefit
  payments and fees                    (578,191)           (230,200)          (16,583,837)            (234,448)
 Other transactions                         154                  (6)                   11                   --
 Death benefits                         (62,011)             (8,293)           (1,527,523)             (15,509)
 Net loan activity                           --                  --                    --                   --
 Net annuity transactions                 7,631                (351)                   --                   --
                                     ----------          ----------          ------------           ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (708,831)           (866,382)           12,116,973             (152,905)
                                     ----------          ----------          ------------           ----------
 Net increase (decrease) in net
  assets                                199,768            (724,503)           12,062,873              369,019
NET ASSETS:
 Beginning of year                    3,773,246           2,739,545                    --            1,682,399
                                     ----------          ----------          ------------           ----------
 End of year                         $3,973,014          $2,015,042           $12,062,873           $2,051,418
                                     ==========          ==========          ============           ==========

                                 ALLIANCEBERNSTEIN VPS                            STERLING
                                     INTERMEDIATE         AMERICAN FUNDS      CAPITAL STRATEGIC
                                    BOND PORTFOLIO         GROWTH FUND      ALLOCATION EQUITY VIF
                                      SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (2)
-------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $57,110                 $(793)             $(9,428)
 Net realized gain (loss) on
  security transactions                  (10,129)                4,834             (573,883)
 Net realized gain on
  distributions                           82,261                    --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       (226,159)               67,258              660,874
                                      ----------            ----------           ----------
 Net increase (decrease) in net
  assets resulting from
  operations                             (96,917)               71,299               77,563
                                      ----------            ----------           ----------
UNIT TRANSACTIONS:
 Purchases                                70,366                20,788                2,860
 Net transfers                          (131,557)               21,929           (2,451,645)
 Surrenders for benefit
  payments and fees                     (215,985)              (38,383)             (34,265)
 Other transactions                           --                    --                   (3)
 Death benefits                         (130,336)                   --                   --
 Net loan activity                            --                    --                   --
 Net annuity transactions                 (2,230)                   --                   --
                                      ----------            ----------           ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (409,742)                4,334           (2,483,053)
                                      ----------            ----------           ----------
 Net increase (decrease) in net
  assets                                (506,659)               75,633           (2,405,490)
NET ASSETS:
 Beginning of year                     2,727,040               249,610            2,405,490
                                      ----------            ----------           ----------
 End of year                          $2,220,381              $325,243                 $ --
                                      ==========            ==========           ==========

(1)  Funded as of July 15, 2013.

(2) Effective April 26, 2013 Sterling Capital Strategic Allocation Equity VIF was liquidated.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                        STERLING
                                         CAPITAL                 STERLING
                                      EQUITY INCOME           CAPITAL SPECIAL
                                 VARIABLE INSURANCE FUND     OPPORTUNITIES VIF
                                     SUB-ACCOUNT (3)            SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(23,376)               $(104,263)
 Net realized gain (loss) on
  security transactions                   (608,859)                 535,750
 Net realized gain on
  distributions                                 --                  883,001
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,685,525                  403,367
                                       -----------              -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,053,290                1,717,855
                                       -----------              -----------
UNIT TRANSACTIONS:
 Purchases                                  21,879                    5,326
 Net transfers                            (221,655)              (1,118,833)
 Surrenders for benefit
  payments and fees                     (2,139,125)                (466,989)
 Other transactions                           (147)                     126
 Death benefits                           (206,759)                 (11,886)
 Net loan activity                              --                       --
 Net annuity transactions                   10,863                   19,856
                                       -----------              -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,534,944)              (1,572,400)
                                       -----------              -----------
 Net increase (decrease) in
  net assets                              (481,654)                 145,455
NET ASSETS:
 Beginning of year                      13,869,195                7,687,177
                                       -----------              -----------
 End of year                           $13,387,541               $7,832,632
                                       ===========              ===========

(3)  Formerly Sterling Capital Select Equity VIF. Change effective May 1, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             COLUMBIA VARIABLE         WELLS FARGO
                                     STERLING                                  PORTFOLIO --           ADVANTAGE VT
                                  CAPITAL TOTAL         CALVERT VP SRI         SMALL COMPANY              OMEGA
                                 RETURN BOND VIF      BALANCED PORTFOLIO        GROWTH FUND            GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $40,916               $(3,197)              $(80,582)              $(41,161)
 Net realized gain (loss) on
  security transactions                (22,934)               75,329                268,287                431,388
 Net realized gain on
  distributions                         83,595               123,492                     --                274,486
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (196,561)               26,806              1,513,041                484,223
                                    ----------            ----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (94,984)              222,430              1,700,746              1,148,936
                                    ----------            ----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                  --                 8,419                  5,144                    300
 Net transfers                        (411,144)              (21,897)              (267,584)               (93,538)
 Surrenders for benefit
  payments and fees                   (350,595)             (180,452)              (937,540)              (993,305)
 Other transactions                        (11)                   (1)                   128                     (2)
 Death benefits                        (57,643)                   --               (144,904)              (139,450)
 Net loan activity                          --                    --                     --                     --
 Net annuity transactions              (34,246)               (8,010)                 6,519                 (1,685)
                                    ----------            ----------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (853,639)             (201,941)            (1,338,237)            (1,227,680)
                                    ----------            ----------            -----------            -----------
 Net increase (decrease) in
  net assets                          (948,623)               20,489                362,509                (78,744)
NET ASSETS:
 Beginning of year                   3,091,915             1,440,472              4,971,786              3,683,159
                                    ----------            ----------            -----------            -----------
 End of year                        $2,143,292            $1,460,961             $5,334,295             $3,604,415
                                    ==========            ==========            ===========            ===========


                                 FIDELITY(R) VIP     FIDELITY(R) VIP       FIDELITY(R) VIP
                                  ASSET MANAGER          GROWTH              CONTRAFUND
                                    PORTFOLIO           PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $6,856            $(64,960)              $(20,119)
 Net realized gain (loss) on
  security transactions                 10,644             562,227                751,937
 Net realized gain on
  distributions                          4,554               4,688                  3,280
 Net unrealized appreciation
  (depreciation) of
  investments during the year          232,945           1,576,557              2,289,552
                                    ----------         -----------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           254,999           2,078,512              3,024,650
                                    ----------         -----------          -------------
UNIT TRANSACTIONS:
 Purchases                               7,141              85,913                119,724
 Net transfers                            (548)           (308,588)              (126,676)
 Surrenders for benefit
  payments and fees                   (214,192)           (955,530)            (1,138,956)
 Other transactions                          3                  29                    (38)
 Death benefits                             --                  --                     --
 Net loan activity                          --                  --                     (1)
 Net annuity transactions                   --                (376)                   (35)
                                    ----------         -----------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (207,596)         (1,178,552)            (1,145,982)
                                    ----------         -----------          -------------
 Net increase (decrease) in
  net assets                            47,403             899,960              1,878,668
NET ASSETS:
 Beginning of year                   1,892,904           6,688,954             10,739,464
                                    ----------         -----------          -------------
 End of year                        $1,940,307          $7,588,914            $12,618,132
                                    ==========         ===========          =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             FIDELITY(R) VIP       FIDELITY(R) VIP
                                                OVERSEAS            FREEDOM 2020
                                                PORTFOLIO             PORTFOLIO
                                               SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $2,233               $2,627
 Net realized gain (loss) on security
  transactions                                      (8,333)               5,328
 Net realized gain on distributions                  7,016                5,075
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         487,449               38,596
                                               -----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                        488,365               51,626
                                               -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                          11,205                   --
 Net transfers                                       7,859              165,057
 Surrenders for benefit payments and
  fees                                            (258,299)             (22,905)
 Other transactions                                     (3)                  --
 Death benefits                                         --                   --
 Net loan activity                                      --                   --
 Net annuity transactions                               --                   --
                                               -----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                (239,238)             142,152
                                               -----------            ---------
 Net increase (decrease) in net assets             249,127              193,778
NET ASSETS:
 Beginning of year                               1,802,846              307,380
                                               -----------            ---------
 End of year                                    $2,051,973             $501,158
                                               ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FIDELITY(R) VIP      FIDELITY(R) VIP      FIDELITY(R) VIP      FIDELITY(R) VIP
                                    FREEDOM 2030        FREEDOM 2015         FREEDOM 2025        FREEDOM INCOME
                                     PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (4)
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $705               $2,518                 $615                $116
 Net realized gain (loss) on
  security transactions                    196                4,549                9,190                  --
 Net realized gain on
  distributions                            743                7,136                3,045                  76
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        5,982               42,669               17,981                 158
                                      --------            ---------            ---------             -------
 Net increase (decrease) in net
  assets resulting from
  operations                             7,626               56,872               30,831                 350
                                      --------            ---------            ---------             -------
UNIT TRANSACTIONS:
 Purchases                                  --                   --                   --                  --
 Net transfers                          72,376              104,914              141,281              24,345
 Surrenders for benefit
  payments and fees                        (26)             (28,685)             (67,175)                 (1)
 Other transactions                         --                   --                   --                  --
 Death benefits                             --                   --                   --                  --
 Net loan activity                          --                   --                   --                  --
 Net annuity transactions                   --                   --                   --                  --
                                      --------            ---------            ---------             -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          72,350               76,229               74,106              24,344
                                      --------            ---------            ---------             -------
 Net increase (decrease) in net
  assets                                79,976              133,101              104,937              24,694
NET ASSETS:
 Beginning of year                      14,623              434,434               92,352                  --
                                      --------            ---------            ---------             -------
 End of year                           $94,599             $567,535             $197,289             $24,694
                                      ========            =========            =========             =======

                                   FIDELITY(R) VIP        FIDELITY(R) VIP       FIDELITY(R) VIP
                                   FUNDSMANAGER 20%       FUNDSMANAGER 50%      FUNDSMANAGER 60%
                                      PORTFOLIO              PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (5)
-------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(80)                 $(123)                $(68)
 Net realized gain (loss) on
  security transactions                     990                     28                2,302
 Net realized gain on
  distributions                             222                    176                  127
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (358)                 3,756               (1,156)
                                       --------               --------               ------
 Net increase (decrease) in net
  assets resulting from
  operations                                774                  3,837                1,205
                                       --------               --------               ------
UNIT TRANSACTIONS:
 Purchases                                   --                     --                   --
 Net transfers                               --                     --                   --
 Surrenders for benefit
  payments and fees                     (14,181)                    (4)              (16,289)
 Other transactions                          --                     --                   --
 Death benefits                              --                     --                   --
 Net loan activity                           --                     --                   --
 Net annuity transactions                    --                     --                   --
                                       --------               --------               ------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (14,181)                    (4)              (16,289)
                                       --------               --------               ------
 Net increase (decrease) in net
  assets                                (13,407)                 3,833               (15,084)
NET ASSETS:
 Beginning of year                       22,863                 28,989               15,084
                                       --------               --------               ------
 End of year                             $9,456                $32,822                 $ --
                                       ========               ========               ======

(4)  Funded as of May 13, 2013.

(5)  Not funded as of December 31, 2013.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              FIDELITY(R) VIP         FIDELITY(R) VIP
                                             FUNDSMANAGER 70%        FUNDSMANAGER 85%
                                                 PORTFOLIO               PORTFOLIO
                                                SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                         $(16)                   $(4)
 Net realized gain (loss) on security
  transactions                                         479                      2
 Net realized gain on distributions                    139                     12
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           2,024                    208
                                                 ---------                -------
 Net increase (decrease) in net assets
  resulting from operations                          2,626                    218
                                                 ---------                -------
UNIT TRANSACTIONS:
 Purchases                                             215                    215
 Net transfers                                      11,868                     --
 Surrenders for benefit payments and
  fees                                                 (10)                    (1)
 Other transactions                                     --                     --
 Death benefits                                         --                     --
 Net loan activity                                      --                     --
 Net annuity transactions                               --                     --
                                                 ---------                -------
 Net increase (decrease) in net assets
  resulting from unit transactions                  12,073                    214
                                                 ---------                -------
 Net increase (decrease) in net assets              14,699                    432
NET ASSETS:
 Beginning of year                                   4,256                    744
                                                 ---------                -------
 End of year                                       $18,955                 $1,176
                                                 =========                =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                          HARTFORD               HARTFORD
                                               FRANKLIN             HARTFORD                TOTAL                CAPITAL
                                                INCOME              BALANCED             RETURN BOND           APPRECIATION
                                           SECURITIES FUND          HLS FUND              HLS FUND               HLS FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $112,491               $872,532           $11,430,995            $(7,786,280)
 Net realized gain (loss) on security
  transactions                                     (5,040)            48,203,491             5,291,890            115,501,907
 Net realized gain on distributions                    --                     --                    --              4,110,232
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        131,473            140,351,017           (32,059,274)           377,148,478
                                             ------------       ----------------       ---------------       ----------------
 Net increase (decrease) in net assets
  resulting from operations                       238,924            189,427,040           (15,336,389)           488,974,337
                                             ------------       ----------------       ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                                          2,861              6,114,400             2,472,593              7,552,871
 Net transfers                                    148,204             (3,689,988)          (19,727,718)           (56,829,093)
 Surrenders for benefit payments and
  fees                                           (276,530)          (162,367,752)          (98,791,334)          (230,574,614)
 Other transactions                                     1                 26,932                 7,164                  8,165
 Death benefits                                        --            (31,411,851)          (12,982,719)           (33,071,299)
 Net loan activity                                     --                     --                    (1)                    (1)
 Net annuity transactions                              --                777,855             1,251,417              2,283,234
                                             ------------       ----------------       ---------------       ----------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (125,464)          (190,550,404)         (127,770,598)          (310,630,737)
                                             ------------       ----------------       ---------------       ----------------
 Net increase (decrease) in net assets            113,460             (1,123,364)         (143,106,987)           178,343,600
NET ASSETS:
 Beginning of year                              1,984,696          1,048,363,693           565,319,207          1,449,743,721
                                             ------------       ----------------       ---------------       ----------------
 End of year                                   $2,098,156         $1,047,240,329          $422,212,220         $1,628,087,321
                                             ============       ================       ===============       ================

                                           HARTFORD
                                           DIVIDEND                  HARTFORD            HARTFORD
                                          AND GROWTH              GLOBAL RESEARCH       HEALTHCARE
                                           HLS FUND                  HLS FUND            HLS FUND
                                          SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $2,792,201                  $(2,480)          $(373,639)
 Net realized gain (loss) on security
  transactions                               61,624,872                1,127,180           4,120,732
 Net realized gain on distributions          19,380,891                       --           2,456,063
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  106,449,394                3,067,959           9,283,242
                                        ---------------            -------------       -------------
 Net increase (decrease) in net assets
  resulting from operations                 190,247,358                4,192,659          15,486,398
                                        ---------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                    4,254,014                   43,557              53,565
 Net transfers                              (16,599,850)                (487,534)         (1,595,697)
 Surrenders for benefit payments and
  fees                                     (126,254,636)              (2,777,780)         (6,708,048)
 Other transactions                                (187)                    (313)               (227)
 Death benefits                             (18,103,496)                (380,885)           (537,340)
 Net loan activity                                   (1)                      --                  --
 Net annuity transactions                     1,678,858                    9,474              (7,091)
                                        ---------------            -------------       -------------
 Net increase (decrease) in net assets
  resulting from unit transactions         (155,025,298)              (3,593,481)         (8,794,838)
                                        ---------------            -------------       -------------
 Net increase (decrease) in net assets       35,222,060                  599,178           6,691,560
NET ASSETS:
 Beginning of year                          698,468,502               17,103,434          34,485,122
                                        ---------------            -------------       -------------
 End of year                               $733,690,562              $17,702,612         $41,176,682
                                        ===============            =============       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                  HARTFORD
                                             HARTFORD           DISCIPLINED
                                          GLOBAL GROWTH            EQUITY
                                             HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(662,574)           $(663,521)
 Net realized gain (loss) on security
  transactions                                 4,678,743            8,731,322
 Net realized gain on distributions                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    19,925,296           19,684,785
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                   23,941,465           27,752,586
                                          --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       610,314              560,593
 Net transfers                                (3,193,644)          (2,183,127)
 Surrenders for benefit payments and
  fees                                       (15,728,467)         (19,105,266)
 Other transactions                               (1,271)              (2,150)
 Death benefits                               (1,773,224)          (1,964,233)
 Net loan activity                                    --                   --
 Net annuity transactions                         69,777              109,067
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (20,016,515)         (22,585,116)
                                          --------------       --------------
 Net increase (decrease) in net assets         3,924,950            5,167,470
NET ASSETS:
 Beginning of year                            79,561,876           92,089,204
                                          --------------       --------------
 End of year                                 $83,486,826          $97,256,674
                                          ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HARTFORD
                                          HARTFORD           GROWTH            HARTFORD          HARTFORD
                                           GROWTH         OPPORTUNITIES       HIGH YIELD          INDEX
                                          HLS FUND          HLS FUND           HLS FUND          HLS FUND
                                        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(746,892)      $(1,242,681)        $6,519,229          $606,961
 Net realized gain (loss) on security
  transactions                             4,600,157         7,769,962         (1,307,996)       16,020,314
 Net realized gain on distributions               --                --                 --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                10,659,872        17,164,419           (268,949)       29,489,415
                                        ------------      ------------       ------------      ------------
 Net increase (decrease) in net assets
  resulting from operations               14,513,137        23,691,700          4,942,284        46,116,690
                                        ------------      ------------       ------------      ------------
UNIT TRANSACTIONS:
 Purchases                                   258,011           550,651            451,770         1,054,958
 Net transfers                            (1,537,368)       (2,714,814)        (5,911,556)       (3,076,487)
 Surrenders for benefit payments and
  fees                                    (9,301,775)      (14,976,836)       (23,449,854)      (24,657,941)
 Other transactions                             (361)             (420)               620              (951)
 Death benefits                             (976,593)       (1,614,953)        (2,820,685)       (3,655,318)
 Net loan activity                                --                --                 --                --
 Net annuity transactions                     56,232           212,003            439,302           (73,791)
                                        ------------      ------------       ------------      ------------
 Net increase (decrease) in net assets
  resulting from unit transactions       (11,501,854)      (18,544,369)       (31,290,403)      (30,409,530)
                                        ------------      ------------       ------------      ------------
 Net increase (decrease) in net assets     3,011,283         5,147,331        (26,348,119)       15,707,160
NET ASSETS:
 Beginning of year                        49,398,714        79,127,667        121,751,909       164,738,979
                                        ------------      ------------       ------------      ------------
 End of year                             $52,409,997       $84,274,998        $95,403,790      $180,446,139
                                        ============      ============       ============      ============

                                          HARTFORD               HARTFORD
                                        INTERNATIONAL         SMALL/MID CAP        HARTFORD
                                        OPPORTUNITIES             EQUITY            MIDCAP
                                          HLS FUND               HLS FUND          HLS FUND
                                         SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,670,328               $(49,913)      $(1,960,716)
 Net realized gain (loss) on security
  transactions                            13,622,579              2,845,433        17,645,018
 Net realized gain on distributions               --              1,603,510         6,504,980
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                32,994,361              2,790,128        32,130,957
                                        ------------           ------------      ------------
 Net increase (decrease) in net assets
  resulting from operations               48,287,268              7,189,158        54,320,239
                                        ------------           ------------      ------------
UNIT TRANSACTIONS:
 Purchases                                 1,402,637                211,603           353,693
 Net transfers                            (6,338,693)             3,152,787        (5,461,927)
 Surrenders for benefit payments and
  fees                                   (45,690,167)            (5,642,757)      (21,073,779)
 Other transactions                           (2,558)                   722              (948)
 Death benefits                           (5,999,344)              (335,843)       (3,660,919)
 Net loan activity                                (1)                    --                --
 Net annuity transactions                  1,044,699                155,446           238,151
                                        ------------           ------------      ------------
 Net increase (decrease) in net assets
  resulting from unit transactions       (55,583,427)            (2,458,042)      (29,605,729)
                                        ------------           ------------      ------------
 Net increase (decrease) in net assets    (7,296,159)             4,731,116        24,714,510
NET ASSETS:
 Beginning of year                       276,679,761             21,107,459       154,714,644
                                        ------------           ------------      ------------
 End of year                            $269,383,602            $25,838,575      $179,429,154
                                        ============           ============      ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                             HARTFORD                  HARTFORD
                                           MIDCAP VALUE            ULTRASHORT BOND
                                             HLS FUND                  HLS FUND
                                           SUB-ACCOUNT             SUB-ACCOUNT (6)
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(393,259)              $(2,042,713)
 Net realized gain (loss) on security
  transactions                                 8,103,148                    (2,256)
 Net realized gain on distributions                   --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    27,141,645                   (23,337)
                                          --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                   34,851,534                (2,068,306)
                                          --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                       752,896                 1,550,224
 Net transfers                                    29,098                40,458,038
 Surrenders for benefit payments and
  fees                                       (21,568,496)              (70,186,014)
 Other transactions                                  (77)                      716
 Death benefits                               (2,601,598)               (5,078,374)
 Net loan activity                                    --                        --
 Net annuity transactions                        644,978                    87,908
                                          --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (22,743,199)              (33,167,502)
                                          --------------            --------------
 Net increase (decrease) in net assets        12,108,335               (35,235,808)
NET ASSETS:
 Beginning of year                           116,362,266               156,530,238
                                          --------------            --------------
 End of year                                $128,470,601              $121,294,430
                                          ==============            ==============

(6)  Formerly Hartford Money Market HLS Fund. Change effective October 21, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                         HARTFORD
                                       HARTFORD               HARTFORD            HARTFORD            U.S. GOVERNMENT
                                     SMALL COMPANY         SMALLCAP GROWTH         STOCK                SECURITIES
                                       HLS FUND               HLS FUND            HLS FUND               HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,399,577)             $(993,919)         $3,036,709             $1,193,303
 Net realized gain (loss) on
  security transactions                 13,001,712             11,613,443          39,706,581             (2,301,148)
 Net realized gain on
  distributions                          7,952,405              9,307,868                  --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       18,129,481              8,242,741         111,623,868             (4,154,225)
                                     -------------          -------------      --------------          -------------
 Net increase (decrease) in net
  assets resulting from
  operations                            37,684,021             28,170,133         154,367,158             (5,262,070)
                                     -------------          -------------      --------------          -------------
UNIT TRANSACTIONS:
 Purchases                                 445,767                467,532           3,378,038              1,291,090
 Net transfers                          (3,885,044)              (715,072)        (14,057,462)            (7,016,043)
 Surrenders for benefit
  payments and fees                    (17,175,846)           (16,093,931)        (82,985,668)           (30,942,395)
 Other transactions                          7,902                 (1,349)             (5,393)                 1,411
 Death benefits                         (2,771,271)            (1,391,600)        (12,341,058)            (5,731,221)
 Net loan activity                              --                     --                  --                     --
 Net annuity transactions                  109,749                224,839            (111,451)                 1,902
                                     -------------          -------------      --------------          -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (23,268,743)           (17,509,581)       (106,122,994)           (42,395,256)
                                     -------------          -------------      --------------          -------------
 Net increase (decrease) in net
  assets                                14,415,278             10,660,552          48,244,164            (47,657,326)
NET ASSETS:
 Beginning of year                      98,044,142             73,697,224         548,666,998            183,118,500
                                     -------------          -------------      --------------          -------------
 End of year                          $112,459,420            $84,357,776        $596,911,162           $135,461,174
                                     =============          =============      ==============          =============


                                   HARTFORD             HUNTINGTON VA          HUNTINGTON VA
                                     VALUE                 INCOME                DIVIDEND
                                   HLS FUND              EQUITY FUND           CAPTURE FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (7)
-------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $81,456               $125,582                $86,479
 Net realized gain (loss) on
  security transactions              8,928,056                252,557                352,076
 Net realized gain on
  distributions                             --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                   19,337,280                818,151                905,356
                                 -------------          -------------          -------------
 Net increase (decrease) in net
  assets resulting from
  operations                        28,346,792              1,196,290              1,343,911
                                 -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                             686,089                 26,790                 88,272
 Net transfers                      (2,990,933)               (58,834)              (236,991)
 Surrenders for benefit
  payments and fees                (19,775,000)            (1,686,796)            (2,449,240)
 Other transactions                        (57)                   (21)                   969
 Death benefits                     (2,203,856)              (127,891)              (132,337)
 Net loan activity                          --                     --                     --
 Net annuity transactions              403,468                  8,054                 (2,127)
                                 -------------          -------------          -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                     (23,880,289)            (1,838,698)            (2,731,454)
                                 -------------          -------------          -------------
 Net increase (decrease) in net
  assets                             4,466,503               (642,408)            (1,387,543)
NET ASSETS:
 Beginning of year                 103,633,036              6,180,452              8,397,461
                                 -------------          -------------          -------------
 End of year                      $108,099,539             $5,538,044             $7,009,918
                                 =============          =============          =============

(7) Effective March 28, 2013 Huntington VA Macro 100 Fund merged with Huntington VA Dividend Capture Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                                                     HUNTINGTON VA
                                              HUNTINGTON VA            MID CORP
                                               GROWTH FUND           AMERICA FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(20,529)              $(51,827)
 Net realized gain (loss) on security
  transactions                                     202,462                858,864
 Net realized gain on distributions                     --                319,747
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         661,182                432,026
                                               -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                        843,115              1,558,810
                                               -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                          13,097                 50,550
 Net transfers                                    (123,549)              (182,518)
 Surrenders for benefit payments and
  fees                                          (1,208,677)            (1,717,914)
 Other transactions                                      7                     51
 Death benefits                                    (25,500)               (46,342)
 Net loan activity                                      --                     --
 Net annuity transactions                               --                     --
                                               -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (1,344,622)            (1,896,173)
                                               -----------            -----------
 Net increase (decrease) in net assets            (501,507)              (337,363)
NET ASSETS:
 Beginning of year                               3,284,867              5,812,872
                                               -----------            -----------
 End of year                                    $2,783,360             $5,475,509
                                               ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HUNTINGTON VA        HUNTINGTON VA        HUNTINGTON VA
                                      ROTATING           INTERNATIONAL          MORTGAGE           HUNTINGTON VA
                                    MARKETS FUND          EQUITY FUND        SECURITIES FUND         SITUS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(8,597)             $(1,243)              $1,008              $(20,921)
 Net realized gain (loss) on
  security transactions                 104,309               12,200                8,730               237,582
 Net realized gain on
  distributions                          82,863                   --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        14,515              152,981              (20,013)              199,796
                                      ---------            ---------            ---------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                            193,090              163,938              (10,275)              416,457
                                      ---------            ---------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                6,707                6,437                3,450                17,505
 Net transfers                          (80,966)             (31,835)             (32,540)              (76,384)
 Surrenders for benefit
  payments and fees                    (252,460)            (148,700)            (112,941)             (370,146)
 Other transactions                          --                   (5)                   1                    24
 Death benefits                          (6,267)             (27,285)             (23,774)              (23,063)
 Net loan activity                           --                   --                   --                    --
 Net annuity transactions                    --                   --                   --                    --
                                      ---------            ---------            ---------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (332,986)            (201,388)            (165,804)             (452,064)
                                      ---------            ---------            ---------            ----------
 Net increase (decrease) in net
  assets                               (139,896)             (37,450)            (176,079)              (35,607)
NET ASSETS:
 Beginning of year                    1,048,175              892,154              412,386             1,592,365
                                      ---------            ---------            ---------            ----------
 End of year                           $908,279             $854,704             $236,307            $1,556,758
                                      =========            =========            =========            ==========

                                         BLACKROCK               BLACKROCK            UIF U.S.
                                           GLOBAL                LARGE CAP           REAL ESTATE
                                  OPPORTUNITIES V.I. FUND     GROWTH V.I. FUND        PORTFOLIO
                                        SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(1,242)               $(1,308)             $(2,206)
 Net realized gain (loss) on
  security transactions                      19,906                 18,043              (18,909)
 Net realized gain on
  distributions                                  --                  3,466                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (2,274)                 3,729               29,182
                                          ---------               --------            ---------
 Net increase (decrease) in net
  assets resulting from
  operations                                 16,390                 23,930                8,067
                                          ---------               --------            ---------
UNIT TRANSACTIONS:
 Purchases                                       --                     --               58,063
 Net transfers                               25,531                   (140)             (53,221)
 Surrenders for benefit
  payments and fees                         (53,261)               (62,679)            (111,240)
 Other transactions                              --                     --                   --
 Death benefits                                  --                     --                   --
 Net loan activity                               --                     --                   --
 Net annuity transactions                        --                     --                   --
                                          ---------               --------            ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              (27,730)               (62,819)            (106,398)
                                          ---------               --------            ---------
 Net increase (decrease) in net
  assets                                    (11,340)               (38,889)             (98,331)
NET ASSETS:
 Beginning of year                           59,363                 86,310              552,360
                                          ---------               --------            ---------
 End of year                                $48,023                $47,421             $454,029
                                          =========               ========            =========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              INVESCO V.I.           UIF MID CAP
                                               EQUITY AND               GROWTH
                                               INCOME FUND            PORTFOLIO
                                             SUB-ACCOUNT (8)         SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                         $916               $(4,944)
 Net realized gain (loss) on security
  transactions                                      22,708                14,159
 Net realized gain on distributions                     --                 9,991
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          75,837               128,025
                                               -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                         99,461               147,231
                                               -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                           1,045                35,028
 Net transfers                                     119,345               (20,841)
 Surrenders for benefit payments and
  fees                                            (118,261)              (66,262)
 Other transactions                                     --                    --
 Death benefits                                         --                    --
 Net loan activity                                      --                    --
 Net annuity transactions                               --                    --
                                               -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                   2,129               (52,075)
                                               -----------            ----------
 Net increase (decrease) in net assets             101,590                95,156
NET ASSETS:
 Beginning of year                                 410,529               461,837
                                               -----------            ----------
 End of year                                      $512,119              $556,993
                                               ===========            ==========

(8) Formerly Invesco Van Kampen V.I. Equity and Income Fund. Change effective April 29, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   COLUMBIA VARIABLE      COLUMBIA VARIABLE   COLUMBIA VARIABLE    COLUMBIA VARIABLE
                                      PORTFOLIO --          PORTFOLIO --         PORTFOLIO --        PORTFOLIO --
                                 MARSICO INTERNATIONAL     MARSICO FOCUSED     ASSET ALLOCATION         MARSICO
                                   OPPORTUNITIES FUND       EQUITIES FUND            FUND             GROWTH FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(110,501)             $(207,882)            $26,799            $(188,078)
 Net realized gain (loss) on
  security transactions                   728,453              1,388,094             (94,960)           2,016,101
 Net realized gain on
  distributions                                --              3,199,231                  --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       1,029,623              2,379,231             522,417            2,779,688
                                      -----------            -----------          ----------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations                            1,647,575              6,758,674             454,256            4,607,711
                                      -----------            -----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                 18,795                 63,068               8,434               55,084
 Net transfers                           (394,106)              (889,722)            142,909           (1,134,419)
 Surrenders for benefit
  payments and fees                    (1,822,541)            (3,274,520)           (604,656)          (2,119,082)
 Other transactions                           157                    240                  (1)                 746
 Death benefits                          (243,338)              (643,763)           (169,186)            (482,172)
 Net loan activity                             --                     --                  --                   --
 Net annuity transactions                   9,000                105,582                 350               64,877
                                      -----------            -----------          ----------          -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (2,432,033)            (4,639,115)           (622,150)          (3,614,966)
                                      -----------            -----------          ----------          -----------
 Net increase (decrease) in net
  assets                                 (784,458)             2,119,559            (167,894)             992,745
NET ASSETS:
 Beginning of year                     10,122,780             20,911,159           3,080,384           15,069,644
                                      -----------            -----------          ----------          -----------
 End of year                           $9,338,322            $23,030,718          $2,912,490          $16,062,389
                                      ===========            ===========          ==========          ===========

                                  COLUMBIA VARIABLE    COLUMBIA VARIABLE    COLUMBIA VARIABLE
                                    PORTFOLIO --         PORTFOLIO --         PORTFOLIO --
                                    MARSICO 21ST           DIVIDEND              INCOME
                                    CENTURY FUND       OPPORTUNITY FUND    OPPORTUNITIES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT (9)(10)
-------------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(35,295)           $(150,474)            $922,016
 Net realized gain (loss) on
  security transactions                  402,537              289,372              297,556
 Net realized gain on
  distributions                               --                   --              314,038
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        814,052            1,896,760           (1,298,773)
                                     -----------          -----------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations                           1,181,294            2,035,658              234,837
                                     -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                13,987               13,947               18,529
 Net transfers                          (201,012)             280,541             (332,870)
 Surrenders for benefit
  payments and fees                     (639,133)          (1,590,480)          (1,285,647)
 Other transactions                          138                  (14)                 (40)
 Death benefits                          (72,066)            (310,931)            (312,279)
 Net loan activity                            --                   --                   --
 Net annuity transactions                 (3,487)              17,605                1,979
                                     -----------          -----------          -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (901,573)          (1,589,332)          (1,910,328)
                                     -----------          -----------          -----------
 Net increase (decrease) in net
  assets                                 279,721              446,326           (1,675,491)
NET ASSETS:
 Beginning of year                     3,281,901            8,936,226            8,097,956
                                     -----------          -----------          -----------
 End of year                          $3,561,622           $9,382,552           $6,422,465
                                     ===========          ===========          ===========

(9)  Funded as of April 26, 2013.

(10) Effective April 26, 2013 Columbia Variable Portfolio -- High Income Fund merged with Columbia Variable Portfolio Income Opportunies Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                  COLUMBIA VARIABLE
                                    PORTFOLIO --
                                   MID CAP GROWTH          OPPENHEIMER
                                  OPPORTUNITY FUND       GLOBAL FUND/VA
                                 SUB-ACCOUNT (9)(11)    SUB-ACCOUNT (12)
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(125,895)               $(959)
 Net realized gain (loss) on
  security transactions                 (776,420)               4,478
 Net realized gain on
  distributions                        2,628,221                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            321,250              167,927
                                     -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           2,047,156              171,446
                                     -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                 7,487                1,071
 Net transfers                          (910,108)             113,070
 Surrenders for benefit
  payments and fees                   (1,248,093)             (27,229)
 Other transactions                          227                   --
 Death benefits                         (137,439)                  --
 Net loan activity                            --                   --
 Net annuity transactions                  4,780                   --
                                     -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (2,283,146)              86,912
                                     -----------            ---------
 Net increase (decrease) in
  net assets                            (235,990)             258,358
NET ASSETS:
 Beginning of year                     8,139,823              654,378
                                     -----------            ---------
 End of year                          $7,903,833             $912,736
                                     ===========            =========

(9)  Funded as of April 26, 2013.

(11) Effective April 26, 2013 Columbia Variable Portfolio -- Mid Cap Growth Fund merged with Columbia Variable Portfolio Mid Cap Growth Fund.

(12) Formerly Oppenheimer Global Securities Fund/VA. Change effective April 30, 2013.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                    PIONEER
                                    PUTNAM VT             PIMCO VIT          PIONEER                MID CAP
                                    SMALL CAP            REAL RETURN         FUND VCT              VALUE VCT
                                   VALUE FUND             PORTFOLIO         PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,705)                $2,318           $(75,630)               $(962)
 Net realized gain (loss) on
  security transactions                  (676)                29,381            549,705                1,829
 Net realized gain on
  distributions                         4,710                  9,656            655,540                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         109,634               (217,739)         2,857,988               53,117
                                    ---------            -----------       ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                          111,963               (176,384)         3,987,603               53,984
                                    ---------            -----------       ------------            ---------
UNIT TRANSACTIONS:
 Purchases                             42,092                  7,802             27,880                3,611
 Net transfers                        103,177               (340,810)          (514,666)              22,628
 Surrenders for benefit
  payments and fees                   (50,452)              (302,545)        (3,432,461)             (18,872)
 Other transactions                        --                     (4)               425                   --
 Death benefits                            --                     --           (494,557)                  --
 Net loan activity                         --                     --                 --                   --
 Net annuity transactions                  --                     --             50,375                   --
                                    ---------            -----------       ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    94,817               (635,557)        (4,363,004)               7,367
                                    ---------            -----------       ------------            ---------
 Net increase (decrease) in
  net assets                          206,780               (811,941)          (375,401)              61,351
NET ASSETS:
 Beginning of year                    245,827              2,004,403         14,731,659              166,792
                                    ---------            -----------       ------------            ---------
 End of year                         $452,607             $1,192,462        $14,356,258             $228,143
                                    =========            ===========       ============            =========


                                 JENNISON 20/20                              PRUDENTIAL
                                      FOCUS              JENNISON               VALUE
                                    PORTFOLIO            PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(2,707)            $(11,577)             $(7,749)
 Net realized gain (loss) on
  security transactions                46,254              226,386               28,465
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,901               18,976              104,676
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           45,448              233,785              125,392
                                    ---------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                 --                   --                   --
 Net transfers                        (93,585)            (696,675)                  --
 Surrenders for benefit
  payments and fees                   (19,820)             (31,759)             (45,020)
 Other transactions                        --                  113                   (4)
 Death benefits                       (23,353)                  --              (96,409)
 Net loan activity                         --                   --                   --
 Net annuity transactions                  --                 (328)                  --
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (136,758)            (728,649)            (141,433)
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets                          (91,310)            (494,864)             (16,041)
NET ASSETS:
 Beginning of year                    231,650            1,084,910              442,775
                                    ---------            ---------            ---------
 End of year                         $140,340             $590,046             $426,734
                                    =========            =========            =========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              PRUDENTIAL
                                               SERIES SP
                                             INTERNATIONAL             ROYCE
                                                GROWTH               SMALL-CAP
                                               PORTFOLIO             PORTFOLIO
                                              SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(1,110)                $(2,096)
 Net realized gain (loss) on security
  transactions                                     1,520                  40,286
 Net realized gain on distributions                   --                  55,757
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        11,182                 200,911
                                               ---------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       11,592                 294,858
                                               ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                            --                  40,254
 Net transfers                                       435                 (96,855)
 Surrenders for benefit payments and
  fees                                            (6,411)                (90,942)
 Other transactions                                   --                      --
 Death benefits                                  (14,791)                     --
 Net loan activity                                    --                      --
 Net annuity transactions                             --                      --
                                               ---------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (20,767)               (147,543)
                                               ---------            ------------
 Net increase (decrease) in net assets            (9,175)                147,315
NET ASSETS:
 Beginning of year                                85,000                 961,691
                                               ---------            ------------
 End of year                                     $75,825              $1,109,006
                                               =========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       VICTORY
                                                                      VARIABLE
                                              LEGG MASON              INSURANCE
                                             CLEARBRIDGE             DIVERSIFIED           INVESCO V.I.
                                          APPRECIATION FUND          STOCK FUND           COMSTOCK FUND
   SET MRLNOTABLESHADING           SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT (13)
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $17                 $(4,109)                 $558
 Net realized gain (loss) on security
  transactions                                     1,221                  29,686                 6,703
 Net realized gain on distributions                8,044                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        38,839                 129,259                46,912
                                              ----------             -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       48,121                 154,836                54,173
                                              ----------             -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                            --                     124                 1,796
 Net transfers                                        --                   1,590                62,533
 Surrenders for benefit payments and
  fees                                               (26)               (107,293)              (31,088)
 Other transactions                                   --                      --                    --
 Death benefits                                       --                 (26,545)                   --
 Net loan activity                                    --                      --                    --
 Net annuity transactions                             --                    (290)                   --
                                              ----------             -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                   (26)               (132,414)               33,241
                                              ----------             -----------            ----------
 Net increase (decrease) in net assets            48,095                  22,422                87,414
NET ASSETS:
 Beginning of year                               171,894                 520,407               150,885
                                              ----------             -----------            ----------
 End of year                                    $219,989                $542,829              $238,299
                                              ==========             ===========            ==========


                                                                    WELLS FARGO
                                                                   ADVANTAGE VT
                                             INVESCO V.I.           INDEX ASSET
                                          AMERICAN FRANCHISE      ALLOCATION FUND
   SET MRLNOTABLESHADING         SUB-ACCOUNT (14)         SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $(13,154)                $(28)
 Net realized gain (loss) on security
  transactions                                     79,101                   33
 Net realized gain on distributions                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        395,795                1,742
                                             ------------            ---------
 Net increase (decrease) in net assets
  resulting from operations                       461,742                1,747
                                             ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                          5,200                   --
 Net transfers                                   (460,594)                  --
 Surrenders for benefit payments and
  fees                                           (234,821)                  (8)
 Other transactions                                    --                   --
 Death benefits                                    (7,262)                  --
 Net loan activity                                     --                   --
 Net annuity transactions                          (1,186)                  --
                                             ------------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               (698,663)                  (8)
                                             ------------            ---------
 Net increase (decrease) in net assets           (236,921)               1,739
NET ASSETS:
 Beginning of year                              1,597,939               10,053
                                             ------------            ---------
 End of year                                   $1,361,018              $11,792
                                             ============            =========

(13) Formerly Invesco Van Kampen V.I. Comstock Fund. Change effective April 29, 2013.

(14) Formerly Invesco Van Kampen V.I. American Franchise Fund. Change effective April 29, 2013.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2013

-------------------------------------------------------------------------------

                                              WELLS FARGO          WELLS FARGO
                                             ADVANTAGE VT         ADVANTAGE VT
                                             TOTAL RETURN           INTRINSIC
                                               BOND FUND           VALUE FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(143)               $(431)
 Net realized gain (loss) on security
  transactions                                       566               18,533
 Net realized gain on distributions                  345                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (2,211)             (13,266)
                                               ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                       (1,443)               4,836
                                               ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                            --                   --
 Net transfers                                   (18,246)             (47,090)
 Surrenders for benefit payments and
  fees                                                (6)                  (4)
 Other transactions                                   (1)                  --
 Death benefits                                       --                   --
 Net loan activity                                    --                   --
 Net annuity transactions                             --                   --
                                               ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               (18,253)             (47,094)
                                               ---------            ---------
 Net increase (decrease) in net assets           (19,696)             (42,258)
NET ASSETS:
 Beginning of year                                30,577               44,551
                                               ---------            ---------
 End of year                                     $10,881               $2,293
                                               =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       WELLS FARGO             WELLS FARGO              WELLS FARGO
                                      ADVANTAGE VT             ADVANTAGE VT            ADVANTAGE VT             WELLS FARGO
                                      INTERNATIONAL             SMALL CAP                SMALL CAP              ADVANTAGE VT
                                       EQUITY FUND             GROWTH FUND              VALUE FUND            OPPORTUNITY FUND
                                       SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $71,465                $(50,883)                $(40,180)               $(46,262)
 Net realized gain (loss) on
  security transactions                      84,904                 260,801                  541,390                 294,975
 Net realized gain on
  distributions                             389,565                 184,005                       --                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           749,446               1,015,668                  237,210                 969,343
                                      -------------            ------------            -------------            ------------
 Net increase (decrease) in net
  assets resulting from
  operations                              1,295,380               1,409,591                  738,420               1,218,056
                                      -------------            ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                   19,995                  10,378                    8,864                     658
 Net transfers                             (314,249)                 68,146                 (106,921)                (46,197)
 Surrenders for benefit
  payments and fees                      (1,192,982)               (416,343)              (1,251,538)               (564,407)
 Other transactions                              12                      --                      (98)                   (396)
 Death benefits                            (280,530)               (139,253)                (173,871)               (100,838)
 Net loan activity                               --                      --                       --                      --
 Net annuity transactions                   (10,372)                 32,575                      628                  (7,510)
                                      -------------            ------------            -------------            ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (1,778,126)               (444,497)              (1,522,936)               (718,690)
                                      -------------            ------------            -------------            ------------
 Net increase (decrease) in net
  assets                                   (482,746)                965,094                 (784,516)                499,366
NET ASSETS:
 Beginning of year                        8,133,848               3,156,776                6,080,729               4,505,827
                                      -------------            ------------            -------------            ------------
 End of year                             $7,651,102              $4,121,870               $5,296,213              $5,005,193
                                      =============            ============            =============            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                 STERLING                 STERLING
                                              CAPITAL SPECIAL           CAPITAL TOTAL
                                             OPPORTUNITIES VIF         RETURN BOND VIF
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(104,503)                 $42,393
 Net realized gain (loss) on security
  transactions                                       891,595                   57,647
 Net realized gain on distributions                  371,640                   97,407
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           (15,478)                 (42,988)
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                        1,143,254                  154,459
                                               -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                            40,454                    1,330
 Net transfers                                      (977,681)                 (92,195)
 Surrenders for benefit payments and
  fees                                            (1,921,081)                (910,245)
 Other transactions                                       64                      365
 Death benefits                                      (76,153)                      --
 Net loan activity                                        --                       --
 Net annuity transactions                                 --                  (35,892)
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (2,934,397)              (1,036,637)
                                               -------------            -------------
 Net increase (decrease) in net assets            (1,791,143)                (882,178)
NET ASSETS:
 Beginning of year                                 9,478,320                3,974,093
                                               -------------            -------------
 End of year                                      $7,687,177               $3,091,915
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       COLUMBIA VARIABLE          WELLS FARGO
                                                         PORTFOLIO --             ADVANTAGE VT          FIDELITY(R) VIP
                                CALVERT VP SRI           SMALL COMPANY               OMEGA               ASSET MANAGER
                              BALANCED PORTFOLIO          GROWTH FUND             GROWTH FUND              PORTFOLIO
                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(1,404)                $(90,947)               $(57,438)                 $5,814
 Net realized gain (loss)
  on security transactions             51,208                  (93,486)                220,091                 (11,514)
 Net realized gain on
  distributions                            --                       --                 255,192                  13,934
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 86,514                  760,412                 243,424                 199,310
                                 ------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     136,318                  575,979                 661,269                 207,544
                                 ------------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              7,533                   55,472                  19,315                  12,093
 Net transfers                        (39,707)                (170,179)               (150,937)                  3,564
 Surrenders for benefit
  payments and fees                  (169,261)              (1,276,402)               (450,847)               (269,262)
 Other transactions                        (2)                     (61)                    110                       2
 Death benefits                            --                 (155,179)                (94,637)                     --
 Net loan activity                         --                       --                      --                      --
 Net annuity transactions              (9,228)                   8,765                  (1,644)                     --
                                 ------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (210,665)              (1,537,584)               (678,640)               (253,603)
                                 ------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets                       (74,347)                (961,605)                (17,371)                (46,059)
NET ASSETS:
 Beginning of year                  1,514,819                5,933,391               3,700,530               1,938,963
                                 ------------            -------------            ------------            ------------
 End of year                       $1,440,472               $4,971,786              $3,683,159              $1,892,904
                                 ============            =============            ============            ============


                            FIDELITY(R) VIP       FIDELITY(R) VIP          FIDELITY(R) VIP
                                GROWTH              CONTRAFUND                 OVERSEAS
                               PORTFOLIO             PORTFOLIO                PORTFOLIO
                              SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                          $(46,364)               $3,009                  $11,459
 Net realized gain (loss)
  on security transactions         410,023             1,020,146                  (85,065)
 Net realized gain on
  distributions                         --                    --                    5,821
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                             532,480               591,569                  387,673
                             -------------         -------------             ------------
 Net increase (decrease)
  in net assets resulting
  from operations                  896,139             1,614,724                  319,888
                             -------------         -------------             ------------
UNIT TRANSACTIONS:
 Purchases                          46,818                93,263                   13,787
 Net transfers                    (177,421)             (411,285)                (136,636)
 Surrenders for benefit
  payments and fees               (923,857)           (1,938,797)                (218,861)
 Other transactions                    (73)                  (42)                       3
 Death benefits                         --                    --                       --
 Net loan activity                      --                    (4)                      --
 Net annuity transactions             (738)                  (32)                      --
                             -------------         -------------             ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        (1,055,271)           (2,256,897)                (341,707)
                             -------------         -------------             ------------
 Net increase (decrease)
  in net assets                   (159,132)             (642,173)                 (21,819)
NET ASSETS:
 Beginning of year               6,848,086            11,381,637                1,824,665
                             -------------         -------------             ------------
 End of year                    $6,688,954           $10,739,464               $1,802,846
                             =============         =============             ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                 STERLING                 STERLING
                                              CAPITAL SPECIAL           CAPITAL TOTAL
                                             OPPORTUNITIES VIF         RETURN BOND VIF
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(104,503)                 $42,393
 Net realized gain (loss) on security
  transactions                                       891,595                   57,647
 Net realized gain on distributions                  371,640                   97,407
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           (15,478)                 (42,988)
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                        1,143,254                  154,459
                                               -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                            40,454                    1,330
 Net transfers                                      (977,681)                 (92,195)
 Surrenders for benefit payments and
  fees                                            (1,921,081)                (910,245)
 Other transactions                                       64                      365
 Death benefits                                      (76,153)                      --
 Net loan activity                                        --                       --
 Net annuity transactions                                 --                  (35,892)
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (2,934,397)              (1,036,637)
                                               -------------            -------------
 Net increase (decrease) in net assets            (1,791,143)                (882,178)
NET ASSETS:
 Beginning of year                                 9,478,320                3,974,093
                                               -------------            -------------
 End of year                                      $7,687,177               $3,091,915
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       COLUMBIA VARIABLE          WELLS FARGO
                                                         PORTFOLIO --             ADVANTAGE VT          FIDELITY(R) VIP
                                CALVERT VP SRI           SMALL COMPANY               OMEGA               ASSET MANAGER
                              BALANCED PORTFOLIO          GROWTH FUND             GROWTH FUND              PORTFOLIO
                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(1,404)                $(90,947)               $(57,438)                 $5,814
 Net realized gain (loss)
  on security transactions             51,208                  (93,486)                220,091                 (11,514)
 Net realized gain on
  distributions                            --                       --                 255,192                  13,934
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 86,514                  760,412                 243,424                 199,310
                                 ------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     136,318                  575,979                 661,269                 207,544
                                 ------------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              7,533                   55,472                  19,315                  12,093
 Net transfers                        (39,707)                (170,179)               (150,937)                  3,564
 Surrenders for benefit
  payments and fees                  (169,261)              (1,276,402)               (450,847)               (269,262)
 Other transactions                        (2)                     (61)                    110                       2
 Death benefits                            --                 (155,179)                (94,637)                     --
 Net loan activity                         --                       --                      --                      --
 Net annuity transactions              (9,228)                   8,765                  (1,644)                     --
                                 ------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (210,665)              (1,537,584)               (678,640)               (253,603)
                                 ------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets                       (74,347)                (961,605)                (17,371)                (46,059)
NET ASSETS:
 Beginning of year                  1,514,819                5,933,391               3,700,530               1,938,963
                                 ------------            -------------            ------------            ------------
 End of year                       $1,440,472               $4,971,786              $3,683,159              $1,892,904
                                 ============            =============            ============            ============


                            FIDELITY(R) VIP       FIDELITY(R) VIP          FIDELITY(R) VIP
                                GROWTH              CONTRAFUND                 OVERSEAS
                               PORTFOLIO             PORTFOLIO                PORTFOLIO
                              SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                          $(46,364)               $3,009                  $11,459
 Net realized gain (loss)
  on security transactions         410,023             1,020,146                  (85,065)
 Net realized gain on
  distributions                         --                    --                    5,821
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                             532,480               591,569                  387,673
                             -------------         -------------             ------------
 Net increase (decrease)
  in net assets resulting
  from operations                  896,139             1,614,724                  319,888
                             -------------         -------------             ------------
UNIT TRANSACTIONS:
 Purchases                          46,818                93,263                   13,787
 Net transfers                    (177,421)             (411,285)                (136,636)
 Surrenders for benefit
  payments and fees               (923,857)           (1,938,797)                (218,861)
 Other transactions                    (73)                  (42)                       3
 Death benefits                         --                    --                       --
 Net loan activity                      --                    (4)                      --
 Net annuity transactions             (738)                  (32)                      --
                             -------------         -------------             ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions        (1,055,271)           (2,256,897)                (341,707)
                             -------------         -------------             ------------
 Net increase (decrease)
  in net assets                   (159,132)             (642,173)                 (21,819)
NET ASSETS:
 Beginning of year               6,848,086            11,381,637                1,824,665
                             -------------         -------------             ------------
 End of year                    $6,688,954           $10,739,464               $1,802,846
                             =============         =============             ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            FIDELITY(R) VIP       FIDELITY(R) VIP
                                              FREEDOM 2020         FREEDOM 2030
                                               PORTFOLIO             PORTFOLIO
                                              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $1,806                $(147)
 Net realized gain (loss) on security
  transactions                                        942                3,319
 Net realized gain on distributions                 3,376                  145
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         21,880                   21
                                               ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                        28,004                3,338
                                               ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                             --                   --
 Net transfers                                     47,441               (7,982)
 Surrenders for benefit payments and
  fees                                               (114)                (936)
 Other transactions                                    --                   --
 Death benefits                                        --                   --
 Net loan activity                                     --                   --
 Net annuity transactions                              --                   --
                                               ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                 47,327               (8,918)
                                               ----------            ---------
 Net increase (decrease) in net assets             75,331               (5,580)
NET ASSETS:
 Beginning of year                                232,049               20,203
                                               ----------            ---------
 End of year                                     $307,380              $14,623
                                               ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP          FIDELITY(R) VIP
                                   FREEDOM 2015         FREEDOM 2025          FREEDOM INCOME         FUNDSMANAGER 20%
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (1)(2)          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,631                 $280                  $(12)                     $(1)
 Net realized gain (loss) on
  security transactions                  7,332                   78                    68                       12
 Net realized gain on
  distributions                          7,976                  903                    25                       63
 Net unrealized appreciation
  (depreciation) of
  investments during the year           29,471                8,969                    --                      832
                                    ----------            ---------              --------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            46,410               10,230                    81                      906
                                    ----------            ---------              --------                ---------
UNIT TRANSACTIONS:
 Purchases                                  --                   --                    --                       --
 Net transfers                         (15,115)               3,495                 4,106                       --
 Surrenders for benefit
  payments and fees                    (80,664)                 (17)               (4,187)                     (25)
 Other transactions                         --                   --                    --                       --
 Death benefits                             --                   --                    --                       --
 Net loan activity                          --                   --                    --                       --
 Net annuity transactions                   --                   --                    --                       --
                                    ----------            ---------              --------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (95,779)               3,478                   (81)                     (25)
                                    ----------            ---------              --------                ---------
 Net increase (decrease) in
  net assets                           (49,369)              13,708                    --                      881
NET ASSETS:
 Beginning of year                     483,803               78,644                    --                   21,982
                                    ----------            ---------              --------                ---------
 End of year                          $434,434              $92,352                  $ --                  $22,863
                                    ==========            =========              ========                =========

                                  FIDELITY(R) VIP         FIDELITY(R) VIP         FIDELITY(R) VIP
                                 FUNDSMANAGER 50%        FUNDSMANAGER 60%        FUNDSMANAGER 70%
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(232)                    $10                     $8
 Net realized gain (loss) on
  security transactions                  9,586                      11                      3
 Net realized gain on
  distributions                             76                      48                     12
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (5,438)                  1,313                    408
                                     ---------               ---------                -------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,992                   1,382                    431
                                     ---------               ---------                -------
UNIT TRANSACTIONS:
 Purchases                                  --                      --                    143
 Net transfers                          28,389                      --                     --
 Surrenders for benefit
  payments and fees                    (70,217)                     --                     (9)
 Other transactions                         --                      --                     --
 Death benefits                             --                      --                     --
 Net loan activity                          --                      --                     --
 Net annuity transactions                   --                      --                     --
                                     ---------               ---------                -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (41,828)                     --                    134
                                     ---------               ---------                -------
 Net increase (decrease) in
  net assets                           (37,836)                  1,382                    565
NET ASSETS:
 Beginning of year                      66,825                  13,702                  3,691
                                     ---------               ---------                -------
 End of year                           $28,989                 $15,084                 $4,256
                                     =========               =========                =======

(1)  Funded as of January 17, 2012.

(2)  Not funded as of December 31, 2012.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             FIDELITY(R) VIP             FRANKLIN
                                             FUNDSMANAGER 85%             INCOME
                                                PORTFOLIO            SECURITIES FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $(25)                  $91,719
 Net realized gain (loss) on security
  transactions                                        584                   (11,511)
 Net realized gain on distributions                     3                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                             23                   110,706
                                                 --------              ------------
 Net increase (decrease) in net assets
  resulting from operations                           585                   190,914
                                                 --------              ------------
UNIT TRANSACTIONS:
 Purchases                                            236                     3,100
 Net transfers                                      8,213                   169,203
 Surrenders for benefit payments and
  fees                                             (8,820)                 (122,955)
 Other transactions                                    --                         1
 Death benefits                                        --                        --
 Net loan activity                                     --                        --
 Net annuity transactions                              --                        --
                                                 --------              ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                   (371)                   49,349
                                                 --------              ------------
 Net increase (decrease) in net assets                214                   240,263
NET ASSETS:
 Beginning of year                                    530                 1,744,433
                                                 --------              ------------
 End of year                                         $744                $1,984,696
                                                 ========              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD               HARTFORD              HARTFORD
                                   HARTFORD                TOTAL                CAPITAL               DIVIDEND
                                   BALANCED             RETURN BOND           APPRECIATION           AND GROWTH
                                   HLS FUND              HLS FUND               HLS FUND              HLS FUND
                               SUB-ACCOUNT (3)          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $16,034,886           $14,961,382               $(95,447)           $4,781,444
 Net realized gain (loss) on
  security transactions              25,560,532             7,690,839             55,538,471            41,628,982
 Net realized gain on
  distributions                              --                    --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        71,870,728            12,206,043            181,203,222            39,880,245
                               ----------------       ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                        113,466,146            34,858,264            236,646,246            86,290,671
                               ----------------       ---------------       ----------------       ---------------
UNIT TRANSACTIONS:
 Purchases                            7,976,088             3,202,340              6,399,127             4,558,247
 Net transfers                      (25,396,512)           21,658,528            (70,666,610)          (29,304,242)
 Surrenders for benefit
  payments and fees                (163,595,859)         (128,071,683)          (220,119,570)         (128,325,891)
 Other transactions                      33,809                 4,862                  3,840                  (550)
 Death benefits                     (31,525,067)          (13,689,975)           (27,000,246)          (15,923,128)
 Net loan activity                           --                    (1)                   (12)                   (3)
 Net annuity transactions              (179,480)               29,309               (369,563)               91,814
                               ----------------       ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (212,687,021)         (116,866,620)          (311,753,034)         (168,903,753)
                               ----------------       ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets                        (99,220,875)          (82,008,356)           (75,106,788)          (82,613,082)
NET ASSETS:
 Beginning of year                1,147,584,568           647,327,563          1,524,850,509           781,081,584
                               ----------------       ---------------       ----------------       ---------------
 End of year                     $1,048,363,693          $565,319,207         $1,449,743,721          $698,468,502
                               ================       ===============       ================       ===============


                                           HARTFORD            HARTFORD             HARTFORD
                                        GLOBAL RESEARCH       HEALTHCARE         GLOBAL GROWTH
                                           HLS FUND            HLS FUND             HLS FUND
                                          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(74,465)          $(409,210)           $(858,887)
 Net realized gain (loss) on
  security transactions                        383,160           2,225,204             (640,450)
 Net realized gain on
  distributions                                     --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                2,542,402           4,657,369           18,141,154
                                         -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 2,851,097           6,473,363           16,641,817
                                         -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                      41,475              57,904              540,526
 Net transfers                              (1,042,523)         (2,117,786)          (2,977,651)
 Surrenders for benefit
  payments and fees                         (2,755,708)         (5,165,366)         (15,907,128)
 Other transactions                                365                 169                   (8)
 Death benefits                               (564,683)         (1,019,670)          (1,702,570)
 Net loan activity                                  --                  --                   --
 Net annuity transactions                        4,003                (513)             (43,916)
                                         -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (4,317,071)         (8,245,262)         (20,090,747)
                                         -------------       -------------       --------------
 Net increase (decrease) in
  net assets                                (1,465,974)         (1,771,899)          (3,448,930)
NET ASSETS:
 Beginning of year                          18,569,408          36,257,021           83,010,806
                                         -------------       -------------       --------------
 End of year                               $17,103,434         $34,485,122          $79,561,876
                                         =============       =============       ==============

(3)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             HARTFORD
                                           DISCIPLINED            HARTFORD
                                              EQUITY               GROWTH
                                             HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(191,624)           $(841,267)
 Net realized gain (loss) on security
  transactions                                 4,558,485            2,902,955
 Net realized gain on distributions                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    10,957,595            6,613,078
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                   15,324,456            8,674,766
                                          --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                       602,923              315,250
 Net transfers                                (4,767,910)          (2,443,468)
 Surrenders for benefit payments and
  fees                                       (22,238,176)         (11,199,179)
 Other transactions                               (1,089)               2,090
 Death benefits                               (2,198,392)          (1,049,457)
 Net loan activity                                    --                   --
 Net annuity transactions                         27,003               10,581
                                          --------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions           (28,575,641)         (14,364,183)
                                          --------------       --------------
 Net increase (decrease) in net assets       (13,251,185)          (5,689,417)
NET ASSETS:
 Beginning of year                           105,340,389           55,088,131
                                          --------------       --------------
 End of year                                 $92,089,204          $49,398,714
                                          ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                                                       HARTFORD
                                   GROWTH              HARTFORD             HARTFORD          INTERNATIONAL
                               OPPORTUNITIES          HIGH YIELD             INDEX            OPPORTUNITIES
                                  HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,271,219)          $8,741,196           $1,023,154           $1,137,156
 Net realized gain (loss) on
  security transactions             4,480,997           (1,434,253)          10,282,481            5,453,230
 Net realized gain on
  distributions                            --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      15,363,550            7,500,496           11,735,671           42,466,951
                               --------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       18,573,328           14,807,439           23,041,306           49,057,337
                               --------------       --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            533,309              457,743              984,212            1,454,769
 Net transfers                     (1,869,640)           7,006,483           (3,351,760)         (14,625,188)
 Surrenders for benefit
  payments and fees               (15,789,826)         (25,008,703)         (22,779,949)         (48,382,073)
 Other transactions                       (87)               1,705                3,277                 (631)
 Death benefits                    (1,471,034)          (2,772,706)          (3,170,548)          (5,509,915)
 Net loan activity                         --                   --                   --                   (3)
 Net annuity transactions               2,820               33,681             (249,958)            (167,972)
                               --------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (18,594,458)         (20,281,797)         (28,564,726)         (67,231,013)
                               --------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets                          (21,130)          (5,474,358)          (5,523,420)         (18,173,676)
NET ASSETS:
 Beginning of year                 79,148,797          127,226,267          170,262,399          294,853,437
                               --------------       --------------       --------------       --------------
 End of year                      $79,127,667         $121,751,909         $164,738,979         $276,679,761
                               ==============       ==============       ==============       ==============

                                           HARTFORD
                                         SMALL/MID CAP          HARTFORD             HARTFORD
                                            EQUITY               MIDCAP            MIDCAP VALUE
                                           HLS FUND             HLS FUND             HLS FUND
                                          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(237,413)           $(807,363)           $(467,319)
 Net realized gain (loss) on
  security transactions                      2,321,787           13,919,609            1,881,620
 Net realized gain on
  distributions                              3,058,248                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               (2,048,953)          13,598,370           23,204,330
                                         -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 3,093,669           26,710,616           24,618,631
                                         -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                     159,710              395,106              598,648
 Net transfers                              (2,175,403)          (8,789,269)          (3,275,448)
 Surrenders for benefit
  payments and fees                         (4,901,132)         (17,558,601)         (18,675,355)
 Other transactions                              1,493               (2,110)                 734
 Death benefits                               (392,231)          (2,684,399)          (2,362,568)
 Net loan activity                                  --                   --                   --
 Net annuity transactions                       (2,290)              68,322               37,156
                                         -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (7,309,853)         (28,570,951)         (23,676,833)
                                         -------------       --------------       --------------
 Net increase (decrease) in
  net assets                                (4,216,184)          (1,860,335)             941,798
NET ASSETS:
 Beginning of year                          25,323,643          156,574,979          115,420,468
                                         -------------       --------------       --------------
 End of year                               $21,107,459         $154,714,644         $116,362,266
                                         =============       ==============       ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             HARTFORD                   HARTFORD
                                           MONEY MARKET              SMALL COMPANY
                                             HLS FUND                   HLS FUND
                                            SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(2,538,993)              $(1,458,735)
 Net realized gain (loss) on security
  transactions                                          7                 8,527,966
 Net realized gain on distributions                    --                     6,402
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                             (6)                6,985,787
                                          ---------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                    (2,538,992)               14,061,420
                                          ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                                      1,624,157                   354,654
 Net transfers                                 63,562,186                (4,465,771)
 Surrenders for benefit payments and
  fees                                       (108,209,387)              (15,070,442)
 Other transactions                                 7,861                     5,572
 Death benefits                                (6,515,473)               (1,368,015)
 Net loan activity                                     (5)                       --
 Net annuity transactions                        (361,784)                  (45,264)
                                          ---------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions            (49,892,445)              (20,589,266)
                                          ---------------            --------------
 Net increase (decrease) in net assets        (52,431,437)               (6,527,846)
NET ASSETS:
 Beginning of year                            208,961,675               104,571,988
                                          ---------------            --------------
 End of year                                 $156,530,238               $98,044,142
                                          ===============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       HARTFORD
                                       HARTFORD             HARTFORD               U.S. GOVERNMENT          HARTFORD
                                   SMALLCAP GROWTH            STOCK                   SECURITIES             VALUE
                                       HLS FUND             HLS FUND                   HLS FUND             HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,291,122)           $3,809,923                $2,426,616             $640,167
 Net realized gain (loss) on
  security transactions                 11,067,901            23,677,426                (1,467,938)           5,009,487
 Net realized gain on
  distributions                                 --                    --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,692,900            45,399,429                 3,393,869           10,574,663
                                    --------------       ---------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,469,679            72,886,778                 4,352,547           16,224,317
                                    --------------       ---------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 427,754             3,287,327                   799,631              836,446
 Net transfers                          (7,158,922)          (23,748,649)                8,785,580           (5,571,491)
 Surrenders for benefit
  payments and fees                    (17,711,210)          (81,141,525)              (43,603,034)         (21,771,741)
 Other transactions                           (331)                9,778                     7,842                2,177
 Death benefits                         (1,945,028)          (12,574,149)               (5,884,889)          (2,440,661)
 Net loan activity                              --                    --                        --                   --
 Net annuity transactions                   (7,890)             (721,295)                  (25,534)              40,368
                                    --------------       ---------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (26,395,627)         (114,888,513)              (39,920,404)         (28,904,902)
                                    --------------       ---------------            --------------       --------------
 Net increase (decrease) in
  net assets                           (13,925,948)          (42,001,735)              (35,567,857)         (12,680,585)
NET ASSETS:
 Beginning of year                      87,623,172           590,668,733               218,686,357          116,313,621
                                    --------------       ---------------            --------------       --------------
 End of year                           $73,697,224          $548,666,998              $183,118,500         $103,633,036
                                    ==============       ===============            ==============       ==============


                                    HUNTINGTON VA            HUNTINGTON VA
                                       INCOME                  DIVIDEND               HUNTINGTON VA
                                     EQUITY FUND             CAPTURE FUND              GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $130,341                 $163,015                 $(45,638)
 Net realized gain (loss) on
  security transactions                   (12,156)                   5,937                   20,170
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             515,036                  718,655                  388,919
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              633,221                  887,607                  363,451
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 28,962                   40,658                   27,924
 Net transfers                           (118,894)                (272,103)                 (72,965)
 Surrenders for benefit
  payments and fees                    (1,727,831)              (2,499,669)              (1,088,109)
 Other transactions                           107                        1                      405
 Death benefits                          (115,444)                (185,787)                 (30,904)
 Net loan activity                             --                       --                       --
 Net annuity transactions                  (2,561)                      --                       --
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,935,661)              (2,916,900)              (1,163,649)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                           (1,302,440)              (2,029,293)                (800,198)
NET ASSETS:
 Beginning of year                      7,482,892                9,985,394                4,085,065
                                    -------------            -------------            -------------
 End of year                           $6,180,452               $7,956,101               $3,284,867
                                    =============            =============            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HUNTINGTON VA           HUNTINGTON VA
                                                 MID CORP                ROTATING
                                               AMERICA FUND            MARKETS FUND
                                             SUB-ACCOUNT (4)           SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(88,450)                $(3,828)
 Net realized gain (loss) on security
  transactions                                      915,669                 151,780
 Net realized gain on distributions                 302,561                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (203,083)                (58,772)
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         926,697                  89,180
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                           51,748                   1,111
 Net transfers                                     (341,205)               (160,908)
 Surrenders for benefit payments and
  fees                                           (1,633,280)               (440,031)
 Other transactions                                     112                      --
 Death benefits                                    (132,496)                (38,782)
 Net loan activity                                       --                      --
 Net annuity transactions                                --                      --
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (2,055,121)               (638,610)
                                               ------------            ------------
 Net increase (decrease) in net assets           (1,128,424)               (549,430)
NET ASSETS:
 Beginning of year                                6,941,296               1,597,605
                                               ------------            ------------
 End of year                                     $5,812,872              $1,048,175
                                               ============            ============

(4) Effective April 27, 2012 Huntington VA New Economy Fund merged with Huntington VA Mid Corp America Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                HUNTINGTON VA                                  HUNTINGTON VA
                                INTERNATIONAL           HUNTINGTON VA            MORTGAGE             HUNTINGTON VA
                                 EQUITY FUND           MACRO 100 FUND         SECURITIES FUND           SITUS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(6,531)               $(5,479)                $2,591                $(27,173)
 Net realized gain (loss)
  on security transactions            (37,711)               (22,551)                17,350                 191,380
 Net realized gain on
  distributions                            --                     --                     --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                174,543                 78,099                (11,273)                170,207
                                 ------------            -----------            -----------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     130,301                 50,069                  8,668                 334,414
                                 ------------            -----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                             13,888                    360                  1,400                   5,177
 Net transfers                        (95,550)                (1,237)                56,764                 (47,574)
 Surrenders for benefit
  payments and fees                  (468,150)              (239,723)              (195,000)               (572,541)
 Other transactions                       157                     (1)                    --                     113
 Death benefits                       (27,774)                  (349)                    --                  (7,850)
 Net loan activity                         --                     --                     --                      --
 Net annuity transactions                  --                     --                     --                      --
                                 ------------            -----------            -----------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (577,429)              (240,950)              (136,836)               (622,675)
                                 ------------            -----------            -----------            ------------
 Net increase (decrease)
  in net assets                      (447,128)              (190,881)              (128,168)               (288,261)
NET ASSETS:
 Beginning of year                  1,339,282                632,241                540,554               1,880,626
                                 ------------            -----------            -----------            ------------
 End of year                         $892,154               $441,360               $412,386              $1,592,365
                                 ============            ===========            ===========            ============

                                    BLACKROCK                BLACKROCK              UIF U.S.
                                     GLOBAL                  LARGE CAP             REAL ESTATE
                             OPPORTUNITIES V.I. FUND     GROWTH V.I. FUND           PORTFOLIO
                                   SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                                $(880)                  $(1,193)               $(3,809)
 Net realized gain (loss)
  on security transactions             10,705                    15,526                (71,097)
 Net realized gain on
  distributions                            --                     6,305                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                   (413)                     (530)               150,769
                                    ---------               -----------            -----------
 Net increase (decrease)
  in net assets resulting
  from operations                       9,412                    20,108                 75,863
                                    ---------               -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 --                        --                  2,213
 Net transfers                        (31,655)                  (30,781)               106,777
 Surrenders for benefit
  payments and fees                    (6,209)                  (73,031)              (112,411)
 Other transactions                        --                        (1)                    --
 Death benefits                            --                        --                     --
 Net loan activity                         --                        --                     --
 Net annuity transactions                  --                        --                     --
                                    ---------               -----------            -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (37,864)                 (103,813)                (3,421)
                                    ---------               -----------            -----------
 Net increase (decrease)
  in net assets                       (28,452)                  (83,705)                72,442
NET ASSETS:
 Beginning of year                     87,815                   170,015                479,918
                                    ---------               -----------            -----------
 End of year                          $59,363                   $86,310               $552,360
                                    =========               ===========            ===========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                INVESCO
                                            VAN KAMPEN V.I.          UIF MID CAP
                                               EQUITY AND              GROWTH
                                              INCOME FUND             PORTFOLIO
                                              SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $2,131                $(7,749)
 Net realized gain (loss) on security
  transactions                                     (2,989)                32,498
 Net realized gain on distributions                    --                 74,599
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         41,932                (37,680)
                                               ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                        41,074                 61,668
                                               ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                          2,471                  2,617
 Net transfers                                      1,133               (254,309)
 Surrenders for benefit payments and
  fees                                            (26,431)              (227,232)
 Other transactions                                    --                     (1)
 Death benefits                                        --                     --
 Net loan activity                                     --                     --
 Net annuity transactions                              --                     --
                                               ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (22,827)              (478,925)
                                               ----------            -----------
 Net increase (decrease) in net assets             18,247               (417,257)
NET ASSETS:
 Beginning of year                                392,282                879,094
                                               ----------            -----------
 End of year                                     $410,529               $461,837
                                               ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             COLUMBIA VARIABLE                                 COLUMBIA VARIABLE
                                  WILMINGTON MANAGED           PORTFOLIO --           COLUMBIA VARIABLE          PORTFOLIO --
                                  ALLOCATION FUND --       MARSICO INTERNATIONAL        PORTFOLIO --            MARSICO FOCUSED
                                  MODERATE GROWTH II        OPPORTUNITIES FUND        HIGH INCOME FUND           EQUITIES FUND
                                  SUB-ACCOUNT (2)(5)            SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(7,799)                 $(64,189)                $413,289                $(239,443)
 Net realized gain (loss) on
  security transactions                   (349,275)                  460,198                  181,619                1,459,225
 Net realized gain on
  distributions                                 --                        --                       --                2,269,286
 Net unrealized appreciation
  (depreciation) of
  investments during the year              390,557                 1,187,827                  471,489               (1,139,438)
                                     -------------             -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                33,483                 1,583,836                1,066,397                2,349,630
                                     -------------             -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     472                    85,508                    9,507                  165,973
 Net transfers                          (1,696,766)                 (154,422)                 129,484                 (351,913)
 Surrenders for benefit
  payments and fees                       (343,821)               (2,173,110)              (1,941,044)              (3,385,570)
 Other transactions                             15                      (260)                    (129)                   2,817
 Death benefits                             (7,492)                 (251,664)                (357,944)                (676,460)
 Net loan activity                              --                        --                       --                       --
 Net annuity transactions                       --                     8,717                     (821)                  13,643
                                     -------------             -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,047,592)               (2,485,231)              (2,160,947)              (4,231,510)
                                     -------------             -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (2,014,109)                 (901,395)              (1,094,550)              (1,881,880)
NET ASSETS:
 Beginning of year                       2,014,109                11,024,175                9,192,506               22,793,039
                                     -------------             -------------            -------------            -------------
 End of year                                  $ --               $10,122,780               $8,097,956              $20,911,159
                                     =============             =============            =============            =============

                                 COLUMBIA VARIABLE        COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                    PORTFOLIO --            PORTFOLIO --             PORTFOLIO --
                                  ASSET ALLOCATION             MARSICO               MARSICO 21ST
                                        FUND                 GROWTH FUND             CENTURY FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $24,856                $(130,566)                $(52,545)
 Net realized gain (loss) on
  security transactions                 (222,481)               2,263,286                  224,857
 Net realized gain on
  distributions                               --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            532,554                 (300,703)                 198,327
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             334,929                1,832,017                  370,639
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 5,554                   41,189                    5,936
 Net transfers                           115,857                 (326,731)                (288,373)
 Surrenders for benefit
  payments and fees                     (349,571)              (3,357,102)                (617,478)
 Other transactions                            6                      890                       43
 Death benefits                         (242,258)                (709,829)                (105,761)
 Net loan activity                            --                       --                       --
 Net annuity transactions                   (698)                 (78,434)                     (64)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (471,110)              (4,430,017)              (1,005,697)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (136,181)              (2,598,000)                (635,058)
NET ASSETS:
 Beginning of year                     3,216,565               17,667,644                3,916,959
                                    ------------            -------------            -------------
 End of year                          $3,080,384              $15,069,644               $3,281,901
                                    ============            =============            =============

(2)  Not funded as of December 31, 2012.

(5) Formerly MTB Managed Allocation Fund -- Moderate Growth II. Change effective March 9, 2012.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                               PORTFOLIO --             PORTFOLIO --
                                                  MID CAP                 DIVIDEND
                                                GROWTH FUND           OPPORTUNITY FUND
                                                SUB-ACCOUNT            SUB-ACCOUNT (6)
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(151,024)               $(152,327)
 Net realized gain (loss) on security
  transactions                                       508,004                 (113,767)
 Net realized gain on distributions                  164,568                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           384,222                1,397,552
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                          905,770                1,131,458
                                               -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                            83,187                   46,025
 Net transfers                                       (67,899)                (238,626)
 Surrenders for benefit payments and
  fees                                            (1,959,087)              (1,595,091)
 Other transactions                                     (440)                    (234)
 Death benefits                                     (214,713)                (217,588)
 Net loan activity                                        --                       --
 Net annuity transactions                                 --                     (543)
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (2,158,952)              (2,006,057)
                                               -------------            -------------
 Net increase (decrease) in net assets            (1,253,182)                (874,599)
NET ASSETS:
 Beginning of year                                 9,393,005                9,810,825
                                               -------------            -------------
 End of year                                      $8,139,823               $8,936,226
                                               =============            =============

(6) Formerly Columbia Variable Portfolio -- Diversified Equity Income Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER             PUTNAM VT              PIMCO VIT            PIONEER
                                GLOBAL SECURITIES          SMALL CAP             REAL RETURN          FUND VCT
                                     FUND/VA              VALUE FUND              PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $4,946                $(1,956)                $(3,233)           $(48,005)
 Net realized gain (loss) on
  security transactions                (19,103)               (20,368)                 76,346             (23,374)
 Net realized gain on
  distributions                             --                     --                 110,012             551,163
 Net unrealized appreciation
  (depreciation) of
  investments during the year          127,226                 66,335                 (40,835)            899,140
                                    ----------            -----------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           113,069                 44,011                 142,290           1,378,924
                                    ----------            -----------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                               3,096                  2,475                   7,621              42,043
 Net transfers                          16,990                (42,651)                465,832            (618,729)
 Surrenders for benefit
  payments and fees                    (92,871)               (77,874)               (433,325)         (3,178,437)
 Other transactions                          1                     --                     141                (269)
 Death benefits                             --                     --                      --            (810,686)
 Net loan activity                          --                     --                      --                  --
 Net annuity transactions                   --                     --                      --              52,312
                                    ----------            -----------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (72,784)              (118,050)                 40,269          (4,513,766)
                                    ----------            -----------            ------------       -------------
 Net increase (decrease) in
  net assets                            40,285                (74,039)                182,559          (3,134,842)
NET ASSETS:
 Beginning of year                     614,093                319,866               1,821,844          17,866,501
                                    ----------            -----------            ------------       -------------
 End of year                          $654,378               $245,827              $2,004,403         $14,731,659
                                    ==========            ===========            ============       =============

                                     PIONEER
                                     MID CAP            JENNISON 20/20
                                    VALUE VCT                FOCUS                 JENNISON
                                    PORTFOLIO              PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(697)               $(4,010)               $(15,004)
 Net realized gain (loss) on
  security transactions                 (8,385)                28,840                  24,952
 Net realized gain on
  distributions                             --                 10,336                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           26,342                 (8,534)                133,380
                                    ----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            17,260                 26,632                 143,328
                                    ----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                               3,182                     --                      --
 Net transfers                           9,697                (24,949)                 (4,659)
 Surrenders for benefit
  payments and fees                    (60,596)               (40,340)                (28,699)
 Other transactions                          1                     (1)                     (2)
 Death benefits                             --                (34,765)                (30,870)
 Net loan activity                          --                     --                      --
 Net annuity transactions                   --                     --                    (300)
                                    ----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (47,716)              (100,055)                (64,530)
                                    ----------            -----------            ------------
 Net increase (decrease) in
  net assets                           (30,456)               (73,423)                 78,798
NET ASSETS:
 Beginning of year                     197,248                305,073               1,006,112
                                    ----------            -----------            ------------
 End of year                          $166,792               $231,650              $1,084,910
                                    ==========            ===========            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                      PRUDENTIAL
                                                                      SERIES SP
                                               PRUDENTIAL           INTERNATIONAL
                                                  VALUE                 GROWTH
                                                PORTFOLIO             PORTFOLIO
                                               SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(5,501)              $(1,435)
 Net realized gain (loss) on security
  transactions                                     (33,566)               (3,041)
 Net realized gain on distributions                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          96,266                21,452
                                               -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                         57,199                16,976
                                               -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                              --                    --
 Net transfers                                          --                (7,351)
 Surrenders for benefit payments and
  fees                                             (88,874)              (16,791)
 Other transactions                                     (1)                   --
 Death benefits                                   (135,853)              (10,021)
 Net loan activity                                      --                    --
 Net annuity transactions                               --                    --
                                               -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                (224,728)              (34,163)
                                               -----------            ----------
 Net increase (decrease) in net assets            (167,529)              (17,187)
NET ASSETS:
 Beginning of year                                 610,304               102,187
                                               -----------            ----------
 End of year                                      $442,775               $85,000
                                               ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                          VICTORY
                                                                                                         VARIABLE
                                    ROYCE                 LEGG MASON            WESTERN ASSET            INSURANCE
                                  SMALL-CAP              CLEARBRIDGE                MONEY               DIVERSIFIED
                                  PORTFOLIO           APPRECIATION FUND          MARKET FUND            STOCK FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (2)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(12,903)                  $628                   $(763)               $(2,419)
 Net realized gain (loss)
  on security transactions             26,453                    934                      --                 (7,157)
 Net realized gain on
  distributions                        25,889                    506                      --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 80,453                 19,478                      --                 88,234
                                 ------------             ----------             -----------            -----------
 Net increase (decrease)
  in net assets resulting
  from operations                     119,892                 21,546                    (763)                78,658
                                 ------------             ----------             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                              4,874                     --                      --                    110
 Net transfers                         20,418                     --                      --                 (3,586)
 Surrenders for benefit
  payments and fees                  (415,170)                   (24)               (163,293)              (101,959)
 Other transactions                        --                     (1)                     --                     (5)
 Death benefits                            --                     --                 (24,926)               (37,484)
 Net loan activity                         --                     --                      --                     --
 Net annuity transactions                  --                     --                      --                   (254)
                                 ------------             ----------             -----------            -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (389,878)                   (25)               (188,219)              (143,178)
                                 ------------             ----------             -----------            -----------
 Net increase (decrease)
  in net assets                      (269,986)                21,521                (188,982)               (64,520)
NET ASSETS:
 Beginning of year                  1,231,677                150,373                 188,982                584,927
                                 ------------             ----------             -----------            -----------
 End of year                         $961,691               $171,894                    $ --               $520,407
                                 ============             ==========             ===========            ===========


                                                          INVESCO                WELLS FARGO
                                  INVESCO             VAN KAMPEN V.I.           ADVANTAGE VT
                              VAN KAMPEN V.I.             AMERICAN               INDEX ASSET
                               COMSTOCK FUND           FRANCHISE FUND          ALLOCATION FUND
                                SUB-ACCOUNT        SUB-ACCOUNT (7)(8)(9)         SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $407                 $(26,616)                  $(425)
 Net realized gain (loss)
  on security transactions           (1,320)                  73,450                   8,611
 Net realized gain on
  distributions                          --                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               23,993                  109,487                   3,347
                                 ----------             ------------             -----------
 Net increase (decrease)
  in net assets resulting
  from operations                    23,080                  156,321                  11,533
                                 ----------             ------------             -----------
UNIT TRANSACTIONS:
 Purchases                            1,331                    5,557                      --
 Net transfers                       10,175                  197,821                  (1,502)
 Surrenders for benefit
  payments and fees                 (17,286)                (248,366)               (244,161)
 Other transactions                      --                        1                      --
 Death benefits                          --                  (26,213)                     --
 Net loan activity                       --                       --                      --
 Net annuity transactions                --                     (992)                     --
                                 ----------             ------------             -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (5,780)                 (72,192)               (245,663)
                                 ----------             ------------             -----------
 Net increase (decrease)
  in net assets                      17,300                   84,129                (234,130)
NET ASSETS:
 Beginning of year                  133,585                1,513,810                 244,183
                                 ----------             ------------             -----------
 End of year                       $150,885               $1,597,939                 $10,053
                                 ==========             ============             ===========

(2)  Not funded as of December 31, 2012.

(7)  Funded as of April 27, 2012.

(8) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(9) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              WELLS FARGO          WELLS FARGO
                                             ADVANTAGE VT         ADVANTAGE VT
                                             TOTAL RETURN           INTRINSIC
                                               BOND FUND           VALUE FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(167)               $(233)
 Net realized gain (loss) on security
  transactions                                     2,058                  702
 Net realized gain on distributions                  537                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (624)               6,261
                                               ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                        1,804                6,730
                                               ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                            --                   --
 Net transfers                                       981               (1,895)
 Surrenders for benefit payments and
  fees                                           (25,279)                  (3)
 Other transactions                                    2                   --
 Death benefits                                       --                   --
 Net loan activity                                    --                   --
 Net annuity transactions                             --                   --
                                               ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               (24,296)              (1,898)
                                               ---------            ---------
 Net increase (decrease) in net assets           (22,492)               4,832
NET ASSETS:
 Beginning of year                                53,069               39,719
                                               ---------            ---------
 End of year                                     $30,577              $44,551
                                               =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             WELLS FARGO           WELLS FARGO            WELLS FARGO
                                            ADVANTAGE VT           ADVANTAGE VT          ADVANTAGE VT            WELLS FARGO
                                            INTERNATIONAL           SMALL CAP              SMALL CAP            ADVANTAGE VT
                                             EQUITY FUND           GROWTH FUND            VALUE FUND          OPPORTUNITY FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $9,128              $(50,700)              $(34,371)              $(40,333)
 Net realized gain (loss) on security
  transactions                                    (87,285)              247,663                514,250                154,965
 Net realized gain on distributions               551,764               170,070                     --                  1,656
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        488,873              (103,438)               381,382                526,736
                                            -------------          ------------          -------------          -------------
 Net increase (decrease) in net assets
  resulting from operations                       962,480               263,595                861,261                643,024
                                            -------------          ------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                         10,656                27,727                 17,237                 25,202
 Net transfers                                     44,979               (59,290)              (616,221)              (216,508)
 Surrenders for benefit payments and
  fees                                         (1,536,828)             (534,183)            (1,800,671)              (718,857)
 Other transactions                                 1,181                   317                     78                    489
 Death benefits                                  (184,042)             (163,852)              (105,799)              (144,146)
 Net loan activity                                     --                    --                     --                     --
 Net annuity transactions                          18,936               (18,133)                (1,144)                25,579
                                            -------------          ------------          -------------          -------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (1,645,118)             (747,414)            (2,506,520)            (1,028,241)
                                            -------------          ------------          -------------          -------------
 Net increase (decrease) in net assets           (682,638)             (483,819)            (1,645,259)              (385,217)
NET ASSETS:
 Beginning of year                              8,816,486             3,640,595              7,725,988              4,891,044
                                            -------------          ------------          -------------          -------------
 End of year                                   $8,133,848            $3,156,776             $6,080,729             $4,505,827
                                            =============          ============          =============          =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Two (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the American Century(R) VP Capital Appreciation Fund, AllianceBernstein VPS International Value Portfolio, Invesco V.I. Core Equity Fund, Invesco V.I. High Yield Fund, Invesco V.I. Money Market Fund, AllianceBernstein VPS Growth and Income Portfolio, AllianceBernstein VPS Intermediate Bond Portfolio, American Funds Growth Fund, Sterling Capital Strategic Allocation Equity VIF++, Sterling Capital Equity Income Variable Insurance Fund (formerly Sterling Capital Select Equity VIF), Sterling Capital Special Opportunities VIF, Sterling Capital Total Return Bond VIF, Calvert VP SRI Balanced Portfolio, Columbia Variable Portfolio -- Small Company Growth Fund, Wells Fargo Advantage VT Omega Growth Fund, Fidelity(R) VIP Asset Manager Portfolio, Fidelity(R) VIP Growth Portfolio, Fidelity(R) VIP Contrafund Portfolio, Fidelity(R) VIP Overseas Portfolio, Fidelity(R) VIP Freedom 2020 Portfolio, Fidelity(R) VIP Freedom 2030 Portfolio, Fidelity(R) VIP Freedom 2015 Portfolio, Fidelity(R) VIP Freedom 2025 Portfolio, Fidelity(R) VIP Freedom Income Portfolio, Fidelity(R) VIP FundsManager 20% Portfolio, Fidelity(R) VIP FundsManager 50% Portfolio, Fidelity(R) VIP FundsManager 60% Portfolio*, Fidelity(R) VIP FundsManager 70% Portfolio, Fidelity(R) VIP FundsManager 85% Portfolio, Franklin Income Securities Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Ultrashort Bond HLS Fund (formerly Hartford Money Market HLS Fund), Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund (merged with Huntington VA Macro 100 Fund), Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, UIF U.S. Real Estate Portfolio, Invesco V.I. Equity and Income Fund (formerly Invesco Van Kampen V.I. Equity and Income Fund), UIF Mid Cap Growth Portfolio, Columbia Variable Portfolio -- Marsico International Opportunities Fund, Columbia Variable Portfolio -- Marsico Focused Equities Fund, Columbia Variable Portfolio -- Asset Allocation Fund, Columbia Variable Portfolio -- Marsico Growth Fund, Columbia Variable Portfolio -- Marsico 21st Century Fund, Columbia Variable Portfolio -- Dividend Opportunity Fund, Columbia Variable Portfolio -- Income Opportunities Fund (merged with Columbia Variable Portfolio -- High Income Fund), Columbia Variable Portfolio -- Mid Cap Growth Opportunity Fund (merged with Columbia Variable Portfolio -- Mid Cap Growth Fund), Oppenheimer Global Fund/VA (formerly Oppenheimer Global Securities Fund/VA), Putnam VT Small Cap Value Fund, PIMCO VIT Real Return Portfolio, Pioneer Fund VCT Portfolio, Pioneer Mid Cap Value VCT Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series SP International Growth Portfolio, Royce Small-Cap Portfolio, Legg Mason ClearBridge Appreciation Fund, Victory Variable Insurance Diversified Stock Fund, Invesco V.I. Comstock Fund (formerly Invesco Van Kampen V.I. Comstock Fund), Invesco V.I. American Franchise (formerly Invesco Van Kampen V.I. American Franchise Fund), Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

++ During 2013, the following Sub-Account was liquidated: Sterling Capital Strategic Allocation Equity VIF.
* This fund was not funded as of December 31, 2013, and as a result, is not presented in the statements of assets and liabilities.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

-------------------------------------------------------------------------------

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2013 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2013, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       the levels for the years ended December 31, 2013 and 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2013. The 2007 through 2013 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       h) MERGED FUNDS -- The results of Merged Funds ("Merged Funds") are combined with the results of the surviving Fund in the Statement of Operations and Statement of Changes in Net Assets.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.50% of the Sub- Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGES -- If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.15% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       d) ANNUAL MAINTENANCE AND CONTRACT FEES -- An annual maintenance fee up to a maximum of $30 may be charged. In addition, an annual contract fee up to a maximum of $100 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
American Century(R) VP Capital Appreciation Fund        $542,228      $1,031,379
AllianceBernstein VPS International Value
 Portfolio                                                46,839          49,174
Invesco V.I. Core Equity Fund                            402,008       1,110,656
Invesco V.I. High Yield Fund                           2,352,624       3,160,172
Invesco V.I. Money Market Fund                        31,738,211      19,675,337
AllianceBernstein VPS Growth and Income
 Portfolio                                               172,943         330,884
AllianceBernstein VPS Intermediate Bond
 Portfolio                                               398,798         669,170
American Funds Growth Fund                                56,243          52,701
Sterling Capital Strategic Allocation Equity
 VIF*                                                     41,282       2,533,764
Sterling Capital Equity Income Variable Insurance
 Fund*                                                   905,165       3,463,487
Sterling Capital Special Opportunities VIF             1,232,812       2,026,472
Sterling Capital Total Return Bond VIF                   309,530       1,038,659
Calvert VP SRI Balanced Portfolio                        182,278         263,924
Columbia Variable Portfolio -- Small Company
 Growth Fund                                             406,190       1,825,003
Wells Fargo Advantage VT Omega Growth Fund               601,170       1,595,526
Fidelity(R) VIP Asset Manager Portfolio                   66,951         263,138

-------------------------------------------------------------------------------

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio                        $461,162      $1,699,986
Fidelity(R) VIP Contrafund Portfolio                     433,712       1,596,532
Fidelity(R) VIP Overseas Portfolio                       333,770         563,759
Fidelity(R) VIP Freedom 2020 Portfolio                   195,463          45,608
Fidelity(R) VIP Freedom 2030 Portfolio                    81,931           8,133
Fidelity(R) VIP Freedom 2015 Portfolio                   120,222          34,339
Fidelity(R) VIP Freedom 2025 Portfolio                   172,232          94,466
Fidelity(R) VIP Freedom Income Portfolio                  24,732             195
Fidelity(R) VIP FundsManager 20% Portfolio                   322          14,361
Fidelity(R) VIP FundsManager 50% Portfolio                   437             389
Fidelity(R) VIP FundsManager 60% Portfolio*                  128          16,358
Fidelity(R) VIP FundsManager 70% Portfolio                15,769           3,573
Fidelity(R) VIP FundsManager 85% Portfolio                   234              13
Franklin Income Securities Fund                          321,448         334,419
Hartford Balanced HLS Fund                            43,608,047     233,285,804
Hartford Total Return Bond HLS Fund                   46,373,158     162,712,790
Hartford Capital Appreciation HLS Fund                51,669,872     365,976,623
Hartford Dividend and Growth HLS Fund                 58,605,494     191,457,715
Hartford Global Research HLS Fund                      2,192,778       5,788,740
Hartford Healthcare HLS Fund                           4,002,884      10,715,300
Hartford Global Growth HLS Fund                        6,315,436      26,994,513
Hartford Disciplined Equity HLS Fund                   9,663,851      32,912,496
Hartford Growth HLS Fund                               4,588,250      16,836,991
Hartford Growth Opportunities HLS Fund                 7,791,236      27,578,298
Hartford High Yield HLS Fund                          22,380,826      47,152,011
Hartford Index HLS Fund                                8,844,915      38,647,479
Hartford International Opportunities HLS Fund         20,522,752      74,435,828
Hartford Small/Mid Cap Equity HLS Fund                12,551,207      13,455,651
Hartford MidCap HLS Fund                               7,508,545      32,569,994
Hartford MidCap Value HLS Fund                        14,148,729      37,285,181
Hartford Ultrashort Bond HLS Fund*                    71,830,949     107,041,183
Hartford Small Company HLS Fund                       16,258,939      32,974,855
Hartford SmallCap Growth HLS Fund                     20,687,586      29,883,213
Hartford Stock HLS Fund                               22,110,363     125,196,653
Hartford U.S. Government Securities HLS Fund          13,583,098      54,785,090
Hartford Value HLS Fund                                8,301,590      32,100,426
Huntington VA Income Equity Fund                         787,456       2,500,573
Huntington VA Dividend Capture Fund*                   1,248,619       3,893,593
Huntington VA Growth Fund                                282,363       1,647,515
Huntington VA Mid Corp America Fund                      739,323       2,367,575
Huntington VA Rotating Markets Fund                      135,226         393,946
Huntington VA International Equity Fund                   53,975         256,609
Huntington VA Mortgage Securities Fund                    28,349         193,147
Huntington VA Situs Fund                                  88,518         561,505
BlackRock Global Opportunities V.I. Fund                  25,684          54,656
BlackRock Large Cap Growth V.I. Fund                       3,762          64,424
UIF U.S. Real Estate Portfolio                           115,901         224,505

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
Invesco V.I. Equity and Income Fund*                    $143,907        $140,862
UIF Mid Cap Growth Portfolio                             107,390         154,419
Columbia Variable Portfolio -- Marsico
 International Opportunities Fund                        742,643       3,285,180
Columbia Variable Portfolio -- Marsico Focused
 Equities Fund                                         3,636,924       5,284,694
Columbia Variable Portfolio -- Asset Allocation
 Fund                                                    250,773         846,122
Columbia Variable Portfolio -- Marsico Growth
 Fund                                                    294,110       4,097,145
Columbia Variable Portfolio -- Marsico 21st
 Century Fund                                            295,947       1,232,816
Columbia Variable Portfolio -- Dividend
 Opportunity Fund                                        799,449       2,539,256
Columbia Variable Portfolio -- Income
 Opportunities Fund*                                   9,434,011      10,108,283
Columbia Variable Portfolio -- Mid Cap Growth
 Opportunity Fund*                                    10,907,374      10,688,194
Oppenheimer Global Fund/VA*                              179,615          93,662
Putnam VT Small Cap Value Fund                           173,693          75,871
PIMCO VIT Real Return Portfolio                          223,647         847,231
Pioneer Fund VCT Portfolio                             1,004,621       4,787,718
Pioneer Mid Cap Value VCT Portfolio                       33,780          27,375
Jennison 20/20 Focus Portfolio                                --         139,466
Jennison Portfolio                                         6,696         746,922
Prudential Value Portfolio                                   107         149,289
Prudential Series SP International Growth
 Portfolio                                                 1,825          23,702
Royce Small-Cap Portfolio                                132,069         225,951
Legg Mason ClearBridge Appreciation Fund                  10,026           1,990
Victory Variable Insurance Diversified Stock
 Fund                                                     14,964         151,487
Invesco V.I. Comstock Fund*                               96,560          62,762
Invesco V.I. American Franchise*                          39,375         751,191
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                        183             218
Wells Fargo Advantage VT Total Return Bond Fund            4,063          22,114
Wells Fargo Advantage VT Intrinsic Value Fund                 22          47,547
Wells Fargo Advantage VT International Equity
 Fund                                                    835,808       2,152,904
Wells Fargo Advantage VT Small Cap Growth Fund           659,895         971,268
Wells Fargo Advantage VT Small Cap Value Fund            547,259       2,110,375
Wells Fargo Advantage VT Opportunity Fund                417,880       1,182,833

*   See Note 1 for additional information related to this Sub-Account.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2013 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
American Century(R) VP Capital
 Appreciation Fund                     132,186       372,186       (240,000)
AllianceBernstein VPS
 International Value Portfolio           3,285         6,182         (2,897)
Invesco V.I. Core Equity Fund           97,503       651,379       (553,876)
Invesco V.I. High Yield Fund           333,909       476,177       (142,268)
Invesco V.I. Money Market Fund       3,192,489     1,976,439      1,216,050
AllianceBernstein VPS Growth and
 Income Portfolio                       98,868       203,504       (104,636)
AllianceBernstein VPS
 Intermediate Bond Portfolio            18,322        51,541        (33,219)
American Funds Growth Fund               4,300         3,992            308
Sterling Capital Strategic
 Allocation Equity VIF*                 38,706     2,359,802     (2,321,096)
Sterling Capital Equity Income
 Variable Insurance Fund*              501,660     2,135,535     (1,633,875)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Sterling Capital Special
 Opportunities VIF                     172,200       871,347       (699,147)
Sterling Capital Total Return
 Bond VIF                              105,877       752,081       (646,204)
Calvert VP SRI Balanced
 Portfolio                              12,420        66,171        (53,751)
Columbia Variable Portfolio --
 Small Company Growth Fund             268,275     1,124,237       (855,962)
Wells Fargo Advantage VT Omega
 Growth Fund                           278,024     1,285,980     (1,007,956)
Fidelity(R) VIP Asset Manager
 Portfolio                              12,883        92,728        (79,845)
Fidelity(R) VIP Growth Portfolio       162,428       617,339       (454,911)
Fidelity(R) VIP Contrafund
 Portfolio                              65,056       337,363       (272,307)
Fidelity(R) VIP Overseas
 Portfolio                             144,396       259,486       (115,090)
Fidelity(R) VIP Freedom 2020
 Portfolio                               9,418         2,155          7,263
Fidelity(R) VIP Freedom 2030
 Portfolio                               3,702           365          3,337
Fidelity(R) VIP Freedom 2015
 Portfolio                               5,690         1,594          4,096
Fidelity(R) VIP Freedom 2025
 Portfolio                               8,358         4,369          3,989
Fidelity(R) VIP Freedom Income
 Portfolio                               1,784            --          1,784
Fidelity(R) VIP FundsManager 20%
 Portfolio                                  --         1,075         (1,075)
Fidelity(R) VIP FundsManager 50%
 Portfolio                                  --            --             --
Fidelity(R) VIP FundsManager 60%
 Portfolio*                                 --           919           (919)
Fidelity(R) VIP FundsManager 70%
 Portfolio                                 840           167            673
Fidelity(R) VIP FundsManager 85%
 Portfolio                                  10            --             10
Franklin Income Securities Fund         12,997        21,911         (8,914)
Hartford Balanced HLS Fund          17,837,277    71,545,283    (53,708,006)
Hartford Total Return Bond HLS
 Fund                               12,394,410    63,377,772    (50,983,362)
Hartford Capital Appreciation
 HLS Fund                           11,928,743    65,958,176    (54,029,433)
Hartford Dividend and Growth HLS
 Fund                               12,913,135    65,563,786    (52,650,651)
Hartford Global Research HLS
 Fund                                  160,376       476,868       (316,492)
Hartford Healthcare HLS Fund           398,911     3,053,439     (2,654,528)
Hartford Global Growth HLS Fund      2,868,064    15,486,184    (12,618,120)
Hartford Disciplined Equity HLS
 Fund                                4,196,268    19,818,073    (15,621,805)
Hartford Growth HLS Fund             2,879,425    10,112,046     (7,232,621)
Hartford Growth Opportunities
 HLS Fund                            3,190,081    12,271,146     (9,081,065)
Hartford High Yield HLS Fund         6,218,445    21,357,000    (15,138,555)
Hartford Index HLS Fund              3,119,456    10,701,736     (7,582,280)
Hartford International
 Opportunities HLS Fund              8,496,023    37,096,513    (28,600,490)
Hartford Small/Mid Cap Equity
 HLS Fund                              780,159       965,146       (184,987)
Hartford MidCap HLS Fund               293,336     5,495,258     (5,201,922)
Hartford MidCap Value HLS Fund       5,649,046    15,743,918    (10,094,872)
Hartford Ultrashort Bond HLS
 Fund*                              52,226,890    75,367,777    (23,140,887)
Hartford Small Company HLS Fund      3,805,239    12,822,604     (9,017,365)
Hartford SmallCap Growth HLS
 Fund                                4,630,636    13,082,266     (8,451,630)
Hartford Stock HLS Fund              7,246,608    39,637,550    (32,390,942)
Hartford U.S. Government
 Securities HLS Fund                 9,082,001    44,278,251    (35,196,250)
Hartford Value HLS Fund              4,507,704    18,589,582    (14,081,878)
Huntington VA Income Equity Fund       223,550     1,535,342     (1,311,792)
Huntington VA Dividend Capture
 Fund*                                 428,363     1,985,042     (1,556,679)
Huntington VA Growth Fund               80,846     1,471,759     (1,390,913)
Huntington VA Mid Corp America
 Fund                                  111,281       960,130       (848,849)
Huntington VA Rotating Markets
 Fund                                   18,212       237,593       (219,381)
Huntington VA International
 Equity Fund                            27,323       157,648       (130,325)
Huntington VA Mortgage
 Securities Fund                        17,654       151,800       (134,146)

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Huntington VA Situs Fund                36,261       278,860       (242,599)
BlackRock Global Opportunities
 V.I. Fund                               1,591        29,238        (27,647)
BlackRock Large Cap Growth V.I.
 Fund                                       --        41,795        (41,795)
UIF U.S. Real Estate Portfolio           8,917        17,141         (8,224)
Invesco V.I. Equity and Income
 Fund*                                   9,700         9,321            379
UIF Mid Cap Growth Portfolio             6,690        10,784         (4,094)
Columbia Variable Portfolio --
 Marsico International
 Opportunities Fund                    205,531     1,413,881     (1,208,350)
Columbia Variable Portfolio --
 Marsico Focused Equities Fund         260,931     2,337,835     (2,076,904)
Columbia Variable Portfolio --
 Asset Allocation Fund                 131,575       577,436       (445,861)
Columbia Variable Portfolio --
 Marsico Growth Fund                   193,686     1,780,391     (1,586,705)
Columbia Variable Portfolio --
 Marsico 21st Century Fund             242,459       892,801       (650,342)
Columbia Variable Portfolio --
 Dividend Opportunity Fund              73,776       219,606       (145,830)
Columbia Variable Portfolio --
 Income Opportunities Fund*            855,907     3,945,994     (3,090,087)
Columbia Variable Portfolio --
 Mid Cap Growth Opportunity
 Fund*                                 901,803     7,433,197     (6,531,394)
Oppenheimer Global Fund/VA*             13,381         6,909          6,472
Putnam VT Small Cap Value Fund          15,584         7,021          8,563
PIMCO VIT Real Return Portfolio         13,267        57,560        (44,293)
Pioneer Fund VCT Portfolio             197,237     3,588,572     (3,391,335)
Pioneer Mid Cap Value VCT
 Portfolio                               2,739         2,061            678
Jennison 20/20 Focus Portfolio              --        77,515        (77,515)
Jennison Portfolio                       7,702       838,189       (830,487)
Prudential Value Portfolio                  79        89,768        (89,689)
Prudential Series SP
 International Growth Portfolio          1,720        21,191        (19,471)
Royce Small-Cap Portfolio                5,089        15,668        (10,579)
Legg Mason ClearBridge
 Appreciation Fund                          --             1             (1)
Victory Variable Insurance
 Diversified Stock Fund                  1,012        10,453         (9,441)
Invesco V.I. Comstock Fund*              6,939         4,552          2,387
Invesco V.I. American Franchise*         3,357        65,721        (62,364)
Wells Fargo Advantage VT Index
 Asset Allocation Fund                      --             4             (4)
Wells Fargo Advantage VT Total
 Return Bond Fund                        2,267        14,701        (12,434)
Wells Fargo Advantage VT
 Intrinsic Value Fund                       --        34,459        (34,459)
Wells Fargo Advantage VT
 International Equity Fund             213,332     1,591,903     (1,378,571)
Wells Fargo Advantage VT Small
 Cap Growth Fund                        34,666        66,729        (32,063)
Wells Fargo Advantage VT Small
 Cap Value Fund                         36,682       148,268       (111,586)
Wells Fargo Advantage VT
 Opportunity Fund                       30,452        83,095        (52,643)

*   See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
American Century(R) VP Capital
 Appreciation Fund                     304,195       591,863       (287,668)
AllianceBernstein VPS
 International Value Portfolio           1,464        31,770        (30,306)
Invesco V.I. Core Equity Fund          312,620       952,017       (639,397)
Invesco V.I. High Yield Fund           684,182       726,852        (42,670)
AllianceBernstein VPS Growth and
 Income Portfolio                      174,692       413,626       (238,934)
AllianceBernstein VPS
 Intermediate Bond Portfolio            23,592        46,911        (23,319)
American Funds Growth Fund              13,840        26,748        (12,908)
Sterling Capital Strategic
 Allocation Equity VIF                  45,466       771,180       (725,714)

-------------------------------------------------------------------------------

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Sterling Capital Select Equity
 VIF                                   171,206     3,863,188     (3,691,982)
Sterling Capital Special
 Opportunities VIF                     249,597     1,785,293     (1,535,696)
Sterling Capital Total Return
 Bond VIF                              230,309     1,004,760       (774,451)
Calvert VP SRI Balanced
 Portfolio                               6,241        68,790        (62,549)
Columbia Variable Portfolio --
 Small Company Growth Fund             406,220     1,614,680     (1,208,460)
Wells Fargo Advantage VT Omega
 Growth Fund                           337,153       995,959       (658,806)
Fidelity(R) VIP Asset Manager
 Portfolio                              16,308       126,865       (110,557)
Fidelity(R) VIP Growth Portfolio       133,415       606,990       (473,575)
Fidelity(R) VIP Contrafund
 Portfolio                             104,888       767,686       (662,798)
Fidelity(R) VIP Overseas
 Portfolio                              20,889       234,670       (213,781)
Fidelity(R) VIP Freedom 2020
 Portfolio                               3,780         1,113          2,667
Fidelity(R) VIP Freedom 2030
 Portfolio                               1,657         2,091           (434)
Fidelity(R) VIP Freedom 2015
 Portfolio                                 350         6,282         (5,932)
Fidelity(R) VIP Freedom 2025
 Portfolio                                 560           390            170
Fidelity(R) VIP Freedom Income
 Portfolio                                 321           321             --
Fidelity(R) VIP FundsManager 20%
 Portfolio                                  --             2             (2)
Fidelity(R) VIP FundsManager 50%
 Portfolio                               1,877         4,706         (2,829)
Fidelity(R) VIP FundsManager 60%
 Portfolio                                  --            --             --
Fidelity(R) VIP FundsManager 70%
 Portfolio                                  10             1              9
Fidelity(R) VIP FundsManager 85%
 Portfolio                                 508           500              8
Franklin Income Securities Fund         16,989        13,727          3,262
Hartford Balanced HLS Fund           9,815,842    84,109,744    (74,293,902)
Hartford Total Return Bond HLS
 Fund                               16,877,186    67,396,069    (50,518,883)
Hartford Capital Appreciation
 HLS Fund                            8,587,274    79,407,567    (70,820,293)
Hartford Dividend and Growth HLS
 Fund                                9,122,502    79,952,315    (70,829,813)
Hartford Global Research HLS
 Fund                                  160,443       603,548       (443,105)
Hartford Healthcare HLS Fund           201,922     3,436,679     (3,234,757)
Hartford Global Growth HLS Fund      3,378,116    17,902,911    (14,524,795)
Hartford Disciplined Equity HLS
 Fund                                4,073,263    26,532,943    (22,459,680)
Hartford Growth HLS Fund             2,531,125    13,120,432    (10,589,307)
Hartford Growth Opportunities
 HLS Fund                            4,387,558    15,342,482    (10,954,924)
Hartford High Yield HLS Fund         9,067,490    19,656,180    (10,588,690)
Hartford Index HLS Fund              2,646,535    13,757,039    (11,110,504)
Hartford International
 Opportunities HLS Fund              6,820,227    46,722,661    (39,902,434)
Hartford Small/Mid Cap Equity
 HLS Fund                              292,210       964,104       (671,894)
Hartford MidCap HLS Fund               124,064     6,398,870     (6,274,806)
Hartford MidCap Value HLS Fund       3,794,155    16,830,208    (13,036,053)
Hartford Money Market HLS Fund      60,480,594    94,965,619    (34,485,025)
Hartford Small Company HLS Fund      2,901,470    12,801,599     (9,900,129)
Hartford SmallCap Growth HLS
 Fund                                3,948,263    19,457,482    (15,509,219)
Hartford Stock HLS Fund              4,408,161    48,918,212    (44,510,051)
Hartford U.S. Government
 Securities HLS Fund                19,153,077    52,272,211    (33,119,134)
Hartford Value HLS Fund              3,307,850    24,513,062    (21,205,212)
Huntington VA Income Equity Fund       234,280     1,795,107     (1,560,827)
Huntington VA Dividend Capture
 Fund                                  235,288     1,998,824     (1,763,536)
Huntington VA Growth Fund              107,471     1,458,953     (1,351,482)
Huntington VA Mid Corp America
 Fund                                  963,628     2,423,762     (1,460,134)
Huntington VA Rotating Markets
 Fund                                   16,494       439,080       (422,586)
Huntington VA International
 Equity Fund                            74,234       500,216       (425,982)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2013. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP
 CAPITAL APPRECIATION FUND
 2013                               1,431,048       $3.047479      to       $3.219143          $4,375,776
 2012                               1,671,048        2.356970      to        2.476084           3,921,409
 2011                               1,958,716        2.057397      to        2.149508           3,960,459
 2010                               2,304,243        2.160732      to        2.315253           5,040,013
 2009                               2,401,231        1.666424      to        1.775830           4,045,241
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                                  52,513        8.415534      to        8.415534             441,922
 2012                                  55,410        6.943189      to        6.943189             384,725
 2011                                  85,716        6.156597      to        6.156597             527,721
 2010                                 109,554        7.738140      to        7.738140             847,741
 2009                                 136,100        7.512547      to        7.512547           1,022,457
INVESCO V.I. CORE EQUITY FUND
 2013                               2,556,005        1.473423      to       18.708955           3,973,014
 2012                               3,109,881        1.154307      to       14.818902           3,773,246
 2011                               3,749,278        0.957423      to        1.026335           3,796,161
 2010                               4,343,895        1.039914      to        1.146200           4,477,161
 2009                               5,395,406        0.908332      to        0.961151           5,145,229
INVESCO V.I. HIGH YIELD FUND
 2013                               1,258,810        1.440762      to        1.608761           2,015,042
 2012                               1,401,078        1.522315      to       19.734908           2,739,545
 2011                               1,443,748        1.199545      to        1.315536           1,909,270
 2010                               1,531,805        1.213947      to        1.319386           2,051,264
 2009                               2,584,632        1.095364      to        1.176320           2,980,643
INVESCO V.I. MONEY MARKET
 FUND
 2013                               1,216,050        9.855772      to        9.987257          12,062,873
ALLIANCEBERNSTEIN VPS GROWTH
 AND INCOME PORTFOLIO
 2013                               1,146,182        1.633262      to        1.866400           2,051,418
 2012                               1,250,818        1.240443      to        1.402732           1,682,399
 2011                               1,489,752        1.102085      to        1.210252           1,731,671
 2010                               1,681,068        1.060000      to        1.154196           1,877,135
 2009                               1,908,139        0.958707      to        1.035072           1,915,562
ALLIANCEBERNSTEIN VPS
 INTERMEDIATE BOND PORTFOLIO
 2013                                 181,142       11.824421      to       12.421058           2,220,381
 2012                                 214,361       12.351891      to       12.865299           2,727,040
 2011                                 237,680       11.911178      to       12.301286           2,898,028
 2010                                 268,397       11.359139      to       11.697057           3,119,767
 2009                                 237,306       10.669784      to       10.862750           2,565,932

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP
 CAPITAL APPRECIATION FUND
 2013                           0.70%     to          1.25%      --      to         --       29.30%     to       30.01%
 2012                           0.70%     to          1.25%      --      to         --       14.56%     to       15.19%
 2011                           0.70%     to          1.25%      --      to         --       (7.67)%    to       (7.16)%
 2010                           0.70%     to          1.25%      --      to         --       29.66%     to       30.38%
 2009                           0.70%     to          1.25%    0.84%     to       0.99%      35.37%     to       36.12%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2013                           1.25%     to          1.25%    5.91%     to       5.91%      21.21%     to       21.21%
 2012                           1.25%     to          1.25%    1.22%     to       1.22%      12.78%     to       12.78%
 2011                           1.25%     to          1.25%    3.60%     to       3.60%     (20.44)%    to      (20.44)%
 2010                           1.25%     to          1.25%    2.57%     to       2.57%       3.00%     to        3.00%
 2009                           1.25%     to          1.25%    1.21%     to       1.21%      32.69%     to       32.69%
INVESCO V.I. CORE EQUITY FUND
 2013                           1.25%     to          2.35%    1.34%     to       1.36%      26.25%     to       27.65%
 2012                           1.25%     to          2.35%      --      to       0.94%      11.24%     to       12.47%
 2011                           1.25%     to          1.90%    0.93%     to       0.98%      (1.94)%    to       (1.31)%
 2010                           1.25%     to          2.15%    0.94%     to       0.99%       7.23%     to        8.20%
 2009                           1.25%     to          1.90%    1.21%     to       1.74%      25.88%     to       26.71%
INVESCO V.I. HIGH YIELD FUND
 2013                           1.25%     to          2.15%    4.99%     to       7.06%       4.73%     to        5.68%
 2012                           1.25%     to          2.35%      --      to       5.01%      14.45%     to       15.72%
 2011                           1.25%     to          2.15%    6.88%     to       7.22%      (1.19)%    to       (0.29)%
 2010                           1.25%     to          2.15%    9.81%     to       9.81%      11.16%     to       12.16%
 2009                           1.25%     to          2.10%    8.36%     to      25.02%      49.62%     to       50.89%
INVESCO V.I. MONEY MARKET
 FUND
 2013                           0.25%     to          2.50%      --      to         --       (1.44)%    to       (0.13)%
ALLIANCEBERNSTEIN VPS GROWTH
 AND INCOME PORTFOLIO
 2013                           1.15%     to          2.20%    1.14%     to       1.52%      31.67%     to       33.05%
 2012                           1.15%     to          2.20%    1.25%     to       1.36%      14.69%     to       15.90%
 2011                           1.15%     to          2.00%    0.78%     to       1.08%       3.97%     to        4.86%
 2010                           1.15%     to          2.00%      --      to         --       10.57%     to       11.51%
 2009                           1.15%     to          2.00%    3.52%     to       3.59%      17.97%     to       18.97%
ALLIANCEBERNSTEIN VPS
 INTERMEDIATE BOND PORTFOLIO
 2013                           1.15%     to          2.00%    3.33%     to       3.38%      (4.27)%    to       (3.45)%
 2012                           1.15%     to          2.00%    4.23%     to       4.24%       3.70%     to        4.58%
 2011                           1.15%     to          2.00%    4.47%     to       4.70%       4.28%     to        5.17%
 2010                           1.15%     to          2.20%    1.44%     to       5.19%       6.56%     to        7.68%
 2009                           1.15%     to          2.15%    3.42%     to       3.45%      15.69%     to       16.85%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2013                                  22,150      $14.683555      to      $14.683555            $325,243
 2012                                  21,842       11.428093      to       11.428093             249,610
 2011                                  34,750        9.815665      to        9.815665             341,091
 2010                                  41,541       10.383301      to       10.383301             431,336
 2009                                  38,463        8.858909      to        8.858909             340,742
STERLING CAPITAL EQUITY
 INCOME VARIABLE INSURANCE
 FUND+
 2013                               8,069,954        1.492882      TO        1.714255          13,387,541
 2012                               9,703,829        1.296074      TO        1.472729          13,869,195
 2011                              13,395,811        1.159333      TO        1.303596          16,972,484
 2010                              17,004,354        1.234953      TO        1.374117          22,764,911
 2009                              21,419,681        1.127882      TO        1.241859          25,998,991
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF
 2013                               3,164,350        2.536345      to       22.006902           7,832,632
 2012                               3,863,497        2.023186      to       17.783835           7,687,177
 2011                               5,399,193        1.655702      to        1.790016           9,478,320
 2010                               6,738,130        1.754526      to        1.877039          12,436,613
 2009                               6,674,138        1.543013      to        1.633517          10,750,428
STERLING CAPITAL TOTAL RETURN
 BOND VIF
 2013                               1,628,102        1.250389      to        1.380512           2,143,292
 2012                               2,274,306        1.298563      to        1.418723           3,091,915
 2011                               3,048,757        1.250987      to        1.352480           3,974,093
 2010                               3,121,445        1.205159      to        1.289323           3,932,955
 2009                               3,395,653        1.143444      to        1.210523           4,041,830
CALVERT VP SRI BALANCED
 PORTFOLIO
 2013                                 356,092        4.067299      to        4.430348           1,460,961
 2012                                 409,843        3.490099      to        3.780789           1,440,472
 2011                                 472,392        3.197855      to        3.445215           1,514,819
 2010                                 562,937        3.096720      to        3.317954           1,748,304
 2009                                 650,537        2.797239      to        2.980662           1,825,488
COLUMBIA VARIABLE PORTFOLIO
 -- SMALL COMPANY GROWTH FUND
 2013                               2,974,871        1.881439      to       22.391701           5,334,295
 2012                               3,830,833        1.356207      to       16.327115           4,971,786
 2011                               5,039,293        1.226089      to       14.931246           5,933,391
 2010                               7,159,960        1.314410      to       16.192109           9,021,250
 2009                               8,469,289        0.930713      to        1.036734           8,470,981
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                               2,407,444        1.778660      to       25.935506           3,604,415
 2012                               3,415,400       14.029736      to       18.964235           3,683,159
 2011                               4,074,206       11.788274      to       16.101752           3,700,530
 2010                               4,930,483        1.148873      to       17.443913           4,806,186
 2009                               5,604,855        0.694738      to        0.970138           4,555,951
FIDELITY(R) VIP ASSET MANAGER
 PORTFOLIO
 2013                                 691,792        2.760213      to        3.006613           1,940,307
 2012                                 771,637        2.415527      to        2.616734           1,892,904
 2011                                 882,194        2.174480      to        2.342693           1,938,963
 2010                               1,174,458        2.259706      to        2.421155           2,675,013
 2009                               1,323,941        2.002466      to        2.133781           2,671,009

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2013                           1.25%     to          1.25%    0.97%     to       0.97%      28.49%     to       28.49%
 2012                           1.25%     to          1.25%    0.68%     to       0.68%      16.43%     to       16.43%
 2011                           1.25%     to          1.25%    0.57%     to       0.57%      (5.47)%    to       (5.47)%
 2010                           1.25%     to          1.25%    0.76%     to       0.76%      17.21%     to       17.21%
 2009                           1.25%     to          1.25%    0.69%     to       0.69%      37.68%     to       37.68%
STERLING CAPITAL EQUITY
 INCOME VARIABLE INSURANCE
 FUND+
 2013                           1.15%     TO          2.20%    1.23%     TO       1.43%      15.18%     TO       16.40%
 2012                           1.15%     TO          2.20%    0.96%     TO       1.01%      11.79%     TO       12.97%
 2011                           1.15%     TO          2.20%    1.07%     TO       1.14%      (6.12)%    TO       (5.13)%
 2010                           1.15%     TO          2.20%    1.25%     TO       1.27%       9.49%     TO       10.65%
 2009                           1.15%     TO          2.20%    0.99%     TO       0.99%      15.92%     TO       17.14%
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF
 2013                           1.15%     to          2.45%    0.04%     to       0.08%      23.75%     to       25.36%
 2012                           1.15%     to          2.45%    0.22%     to       0.29%      11.57%     to       13.03%
 2011                           1.15%     to          2.20%      --      to         --       (5.63)%    to       (4.64)%
 2010                           1.15%     to          2.20%    0.06%     to       0.06%      13.71%     to       14.91%
 2009                           1.15%     to          2.20%      --      to         --       40.41%     to       41.89%
STERLING CAPITAL TOTAL RETURN
 BOND VIF
 2013                           1.15%     to          2.20%    3.19%     to       3.20%      (3.71)%    to       (2.69)%
 2012                           1.15%     to          2.20%    2.85%     to       2.85%       3.80%     to        4.90%
 2011                           1.15%     to          2.20%    3.59%     to       3.63%       3.80%     to        4.90%
 2010                           1.15%     to          2.20%    3.86%     to       3.88%       5.40%     to        6.51%
 2009                           1.15%     to          2.20%    0.74%     to       3.99%       6.22%     to        7.34%
CALVERT VP SRI BALANCED
 PORTFOLIO
 2013                           0.70%     to          1.25%    0.99%     to       1.07%      16.54%     to       17.18%
 2012                           0.70%     to          1.25%    1.07%     to       1.25%       9.14%     to        9.74%
 2011                           0.70%     to          1.25%    1.24%     to       1.28%       3.27%     to        3.84%
 2010                           0.70%     to          1.25%    1.37%     to       1.39%      10.71%     to       11.32%
 2009                           0.70%     to          1.25%    2.06%     to       2.21%      23.74%     to       24.42%
COLUMBIA VARIABLE PORTFOLIO
 -- SMALL COMPANY GROWTH FUND
 2013                           1.25%     to          2.40%    0.10%     to       0.11%      37.14%     to       38.73%
 2012                           1.25%     to          2.40%      --      to         --        9.35%     to       10.61%
 2011                           1.25%     to          2.40%      --      to         --       (7.79)%    to       (6.72)%
 2010                           1.25%     to          2.40%      --      to         --       25.33%     to       26.78%
 2009                           1.25%     to          2.25%      --      to         --       22.86%     to       24.10%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2013                           1.15%     to          2.50%    0.40%     to       0.40%      36.76%     to       38.61%
 2012                           1.15%     to          2.50%      --      to         --       17.78%     to       19.01%
 2011                           1.15%     to          2.50%      --      to         --       (7.69)%    to       (6.44)%
 2010                           1.15%     to          2.50%    0.83%     to       0.83%      16.84%     to       18.42%
 2009                           1.15%     to          2.25%    1.19%     to       1.50%      40.77%     to       42.32%
FIDELITY(R) VIP ASSET MANAGER
 PORTFOLIO
 2013                           0.70%     to          1.25%    1.54%     to       1.55%      14.27%     to       14.90%
 2012                           0.70%     to          1.25%    1.37%     to       1.56%      11.09%     to       11.70%
 2011                           0.70%     to          1.25%    1.67%     to       1.99%      (3.77)%    to       (3.24)%
 2010                           0.70%     to          1.25%    1.55%     to       1.68%      12.85%     to       13.47%
 2009                           0.70%     to          1.25%    2.18%     to       2.52%      27.51%     to       28.21%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2013                               2,416,327       $3.097926      to       $3.374125          $7,588,914
 2012                               2,871,238        2.300838      to        2.492242           6,688,954
 2011                               3,344,813        2.031385      to        2.188302           6,848,086
 2010                               4,093,999        2.052797      to        2.199230           8,454,240
 2009                               4,546,470        1.673942      to        1.783534           7,646,852
FIDELITY(R) VIP CONTRAFUND
 PORTFOLIO
 2013                               2,502,763        4.920305      to        5.359097          12,618,132
 2012                               2,775,070        3.794878      to        4.110646          10,739,464
 2011                               3,437,868        3.300735      to        3.555782          11,381,637
 2010                               4,210,525        3.428888      to        3.673565          14,472,520
 2009                               4,866,992        2.962010      to        3.155987          14,445,620
FIDELITY(R) VIP OVERSEAS
 PORTFOLIO
 2013                                 836,276        2.394238      to        2.608100           2,051,973
 2012                                 951,366        1.858632      to        2.013555           1,802,846
 2011                               1,165,147        1.558707      to        1.679380           1,824,665
 2010                               1,554,675        1.905388      to        2.041614           2,972,544
 2009                               1,854,489        1.705638      to        1.817586           3,171,677
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO
 2013                                  24,246       20.669392      to       20.669392             501,158
 2012                                  16,983       18.099513      to       18.099513             307,380
 2011                                  14,316       16.208519      to       16.208519             232,049
 2010                                  10,826       16.618873      to       16.618873             179,923
 2009                                   7,615       14.718770      to       14.718770             112,088
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO
 2013                                   4,096       23.095101      to       23.095101              94,599
 2012                                     759       19.261850      to       19.261850              14,623
 2011                                   1,193       16.933280      to       16.933280              20,203
 2010                                   2,513       17.645669      to       17.645669              44,351
 2009                                     377       15.417578      to       15.417578               5,808
FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO
 2013                                  29,804       19.042459      to       19.042459             567,535
 2012                                  25,708       16.898529      to       16.898529             434,434
 2011                                  31,640       15.290849      to       15.290849             483,803
 2010                                  34,409       15.563664      to       15.563664             535,531
 2009                                  16,270       13.972674      to       13.972674             227,335
FIDELITY(R) VIP FREEDOM 2025
 PORTFOLIO
 2013                                   8,932       22.086978      to       22.086978             197,289
 2012                                   4,943       18.681616      to       18.681616              92,352
 2011                                   4,773       16.478192      to       16.478192              78,644
 2010                                     375       17.086596      to       17.086596               6,414
 2009                                     376       14.983454      to       14.983454               5,630
FIDELITY(R) VIP FREEDOM
 INCOME PORTFOLIO
 2013                                   1,784       13.838653      to       13.838653              24,694
FIDELITY(R) VIP FUNDSMANAGER
 20% PORTFOLIO
 2013                                     708       13.353623      to       13.353623               9,456
 2012                                   1,783       12.821972      to       12.821972              22,863
 2011                                   1,785       12.314612      to       12.314612              21,982
 2010                                     709       12.201631      to       12.201631               8,656

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH
 PORTFOLIO
 2013                           0.70%     to          1.25%    0.28%     to       0.37%      34.64%     to       35.39%
 2012                           0.70%     to          1.25%    0.56%     to       0.77%      13.26%     to       13.89%
 2011                           0.70%     to          1.25%    0.33%     to       0.34%      (1.04)%    to       (0.50)%
 2010                           0.70%     to          1.25%    0.28%     to       0.28%      22.63%     to       23.31%
 2009                           0.70%     to          1.25%    0.45%     to       0.46%      26.69%     to       27.39%
FIDELITY(R) VIP CONTRAFUND
 PORTFOLIO
 2013                           0.70%     to          1.25%    1.02%     to       1.05%      29.66%     to       30.37%
 2012                           0.70%     to          1.25%    0.94%     to       1.15%      14.97%     to       15.60%
 2011                           0.70%     to          1.25%    0.93%     to       0.98%      (3.74)%    to       (3.21)%
 2010                           0.70%     to          1.25%    1.20%     to       1.29%      15.76%     to       16.40%
 2009                           0.70%     to          1.25%    1.34%     to       1.40%      34.02%     to       34.76%
FIDELITY(R) VIP OVERSEAS
 PORTFOLIO
 2013                           0.70%     to          1.25%    0.60%     to       1.36%      28.82%     to       29.53%
 2012                           0.70%     to          1.25%    1.40%     to       1.84%      19.24%     to       19.90%
 2011                           0.70%     to          1.25%    1.18%     to       1.40%     (18.19)%    to      (17.74)%
 2010                           0.70%     to          1.25%    1.33%     to       1.44%      11.71%     to       12.33%
 2009                           0.70%     to          1.25%    2.00%     to       2.24%      24.96%     to       25.65%
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO
 2013                           1.25%     to          1.25%    1.94%     to       1.94%      14.20%     to       14.20%
 2012                           1.25%     to          1.25%    1.87%     to       1.87%      11.67%     to       11.67%
 2011                           1.25%     to          1.25%    2.37%     to       2.37%      (2.47)%    to       (2.47)%
 2010                           1.25%     to          1.25%    2.58%     to       2.58%      12.91%     to       12.91%
 2009                           1.25%     to          1.25%    3.54%     to       3.54%      26.95%     to       26.95%
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO
 2013                           1.25%     to          1.25%    2.72%     to       2.72%      19.90%     to       19.90%
 2012                           1.25%     to          1.25%    0.81%     to       0.81%      13.75%     to       13.75%
 2011                           1.25%     to          1.25%    1.10%     to       1.10%      (4.04)%    to       (4.04)%
 2010                           1.25%     to          1.25%    2.44%     to       2.44%      14.45%     to       14.45%
 2009                           1.25%     to          1.25%    1.80%     to       1.80%      29.55%     to       29.55%
FIDELITY(R) VIP FREEDOM 2015
 PORTFOLIO
 2013                           1.25%     to          1.25%    1.79%     to       1.79%      12.69%     to       12.69%
 2012                           1.25%     to          1.25%    1.60%     to       1.60%      10.51%     to       10.51%
 2011                           1.25%     to          1.25%    1.66%     to       1.66%      (1.75)%    to       (1.75)%
 2010                           1.25%     to          1.25%    3.32%     to       3.32%      11.39%     to       11.39%
 2009                           1.25%     to          1.25%    4.68%     to       4.68%      23.47%     to       23.47%
FIDELITY(R) VIP FREEDOM 2025
 PORTFOLIO
 2013                           1.25%     to          1.25%    1.57%     to       1.57%      18.23%     to       18.23%
 2012                           1.25%     to          1.25%    1.58%     to       1.58%      13.37%     to       13.37%
 2011                           1.25%     to          1.25%    2.26%     to       2.26%      (3.56)%    to       (3.56)%
 2010                           1.25%     to          1.25%    2.06%     to       2.06%      14.04%     to       14.04%
 2009                           1.25%     to          1.25%    2.73%     to       2.73%      28.18%     to       28.18%
FIDELITY(R) VIP FREEDOM
 INCOME PORTFOLIO
 2013                           1.25%     to          1.25%    1.27%     to       1.27%       3.90%     to        3.90%
FIDELITY(R) VIP FUNDSMANAGER
 20% PORTFOLIO
 2013                           1.25%     to          1.25%    0.69%     to       0.69%       4.15%     to        4.15%
 2012                           1.25%     to          1.25%    1.24%     to       1.24%       4.12%     to        4.12%
 2011                           1.25%     to          1.25%    2.29%     to       2.29%       0.93%     to        0.93%
 2010                           1.25%     to          1.25%    1.47%     to       1.47%       5.91%     to        5.91%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP FUNDSMANAGER
 50% PORTFOLIO
 2013                                   1,877      $17.485844      to      $17.485844             $32,822
 2012                                   1,877       15.441853      to       15.441853              28,989
 2011                                   4,706       14.198506      to       14.198506              66,825
 2010                                   4,707       14.475529      to       14.475529              68,137
 2009                                   4,708       13.116203      to       13.116203              61,747
FIDELITY(R) VIP FUNDSMANAGER
 70% PORTFOLIO
 2013                                     922       20.551088      to       20.551088              18,955
 2012                                     249       17.122147      to       17.122147               4,256
 2011                                     240       15.345699      to       15.345699               3,691
FIDELITY(R) VIP FUNDSMANAGER
 85% PORTFOLIO
 2013                                      51       22.950151      to       22.950151               1,176
 2012                                      41       18.220310      to       18.220310                 744
 2011                                      33       16.182261      to       16.182261                 530
 2010                                      33       17.329010      to       17.329010                 568
 2009                                      33       15.126318      to       15.126318                 497
FRANKLIN INCOME SECURITIES
 FUND
 2013                                 138,404       15.159681      to       15.159681           2,098,156
 2012                                 147,318       13.472150      to       13.472150           1,984,696
 2011                                 144,056       12.109397      to       12.109397           1,744,433
 2010                                 169,354       11.976273      to       11.976273           2,028,229
 2009                                 132,143       10.762886      to       10.762886           1,422,236
HARTFORD BALANCED HLS FUND
 2013                              247,249,245      14.304249      to       18.418724       1,047,240,329
 2012                              300,957,251      11.820994      to       15.590722       1,048,363,693
 2011                              375,251,153      10.568236      to       14.276884       1,147,584,568
 2010                              475,313,273      10.391242      to       14.303752       1,395,280,194
 2009                              548,530,592       9.280589      to       13.124984       1,461,253,153
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                              156,862,258      10.103003      to       12.502215         422,212,220
 2012                              207,845,620      10.258086      to       13.041067         565,319,207
 2011                              258,364,503       9.553434      to       12.471357         647,327,563
 2010                              334,368,693       8.942568      to       11.987378         771,067,628
 2009                              387,275,807       8.330162      to       11.497285         825,474,117
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                              206,357,011      22.741479      to       43.273468       1,628,087,321
 2012                              260,386,444      16.773521      to       31.161179       1,449,743,721
 2011                              331,206,737      14.540101      to       26.371763       1,524,850,509
 2010                              432,865,916      16.748456      to       29.811396       2,157,817,381
 2009                              524,865,632      14.824672      to       25.627460       2,235,091,018
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                              205,934,346       6.844185      to       19.504567         733,690,562
 2012                              258,584,997       5.200999      to       15.166408         698,468,502
 2011                              329,414,810       4.590095      to       13.696281         781,081,584
 2010                              416,986,518       4.541745      to       13.796476         964,487,510
 2009                              488,271,363       4.021968      to       12.538410       1,014,619,128

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
FIDELITY(R) VIP FUNDSMANAGER
 50% PORTFOLIO
 2013                           1.25%     to          1.25%    0.85%     to       0.85%      13.24%     to       13.24%
 2012                           1.25%     to          1.25%    0.51%     to       0.51%       8.76%     to        8.76%
 2011                           1.25%     to          1.25%    1.67%     to       1.67%      (1.91)%    to       (1.91)%
 2010                           1.25%     to          1.25%    1.49%     to       1.49%      10.36%     to       10.36%
 2009                           1.25%     to          1.25%    1.55%     to       1.55%      17.28%     to       17.28%
FIDELITY(R) VIP FUNDSMANAGER
 70% PORTFOLIO
 2013                           1.25%     to          1.25%    1.14%     to       1.14%      20.03%     to       20.03%
 2012                           1.25%     to          1.25%    1.46%     to       1.46%      11.58%     to       11.58%
 2011                           1.25%     to          1.25%    0.12%     to       0.12%      (4.15)%    to       (4.15)%
FIDELITY(R) VIP FUNDSMANAGER
 85% PORTFOLIO
 2013                           1.25%     to          1.25%    0.86%     to       0.86%      25.96%     to       25.96%
 2012                           1.25%     to          1.25%    0.32%     to       0.32%      12.59%     to       12.59%
 2011                           1.25%     to          1.25%    1.07%     to       1.07%      (6.62)%    to       (6.62)%
 2010                           1.25%     to          1.25%    1.05%     to       1.05%      14.56%     to       14.56%
 2009                           1.25%     to          1.25%    1.12%     to       1.12%      26.78%     to       26.78%
FRANKLIN INCOME SECURITIES
 FUND
 2013                           1.25%     to          1.25%    6.69%     to       6.69%      12.53%     to       12.53%
 2012                           1.25%     to          1.25%    6.38%     to       6.38%      11.25%     to       11.25%
 2011                           1.25%     to          1.25%    5.86%     to       5.86%       1.11%     to        1.11%
 2010                           1.25%     to          1.25%    6.80%     to       6.80%      11.27%     to       11.27%
 2009                           1.25%     to          1.25%    8.25%     to       8.25%      33.91%     to       33.91%
HARTFORD BALANCED HLS FUND
 2013                           0.15%     to          2.55%    1.61%     to       1.62%      18.14%     to       21.01%
 2012                           0.15%     to          2.55%    2.90%     to       3.01%       9.20%     to       11.85%
 2011                           0.15%     to          2.55%    1.46%     to       1.65%      (0.95)%    to        1.70%
 2010                           0.15%     to          2.55%    1.17%     to       1.46%       9.04%     to       11.97%
 2009                           0.15%     to          2.50%    2.23%     to       4.01%      26.76%     to       30.09%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2013                           0.15%     to          2.55%    3.68%     to       3.88%      (4.13)%    to       (1.51)%
 2012                           0.15%     to          2.55%    3.89%     to       4.09%       4.57%     to        7.38%
 2011                           0.15%     to          2.55%    0.22%     to       0.22%       4.04%     to        6.83%
 2010                           0.15%     to          2.55%    3.55%     to       4.00%       4.55%     to        7.35%
 2009                           0.15%     to          2.55%    3.65%     to       3.67%      12.12%     to       14.84%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2013                           0.15%     to          2.55%    0.19%     to       0.91%      35.58%     to       38.87%
 2012                           0.15%     to          2.55%    1.45%     to       2.03%      15.36%     to       18.16%
 2011                           0.15%     to          2.55%    0.53%     to       0.75%     (13.85)%    to      (11.54)%
 2010                           0.15%     to          2.55%    0.51%     to       0.76%      13.29%     to       16.33%
 2009                           0.15%     to          2.55%    0.80%     to       0.92%      42.00%     to       45.45%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2013                           0.25%     to          2.55%    0.38%     to       2.24%      28.60%     to       31.59%
 2012                           0.25%     to          2.55%    1.82%     to       2.09%      10.73%     to       13.31%
 2011                           0.25%     to          2.55%    1.83%     to       2.01%      (1.48)%    to        1.06%
 2010                           0.25%     to          2.55%    1.48%     to       1.98%      10.09%     to       12.92%
 2009                           0.25%     to          2.50%    1.67%     to       2.33%      21.29%     to       24.37%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                               1,344,525      $13.590510      to      $20.798975         $17,702,612
 2012                               1,661,017       10.619379      to       16.618655          17,103,434
 2011                               2,104,122        9.041656      to       14.428269          18,569,408
 2010                               2,617,542       10.660617      to       16.349055          25,793,084
 2009                               3,053,503        9.212282      to       14.484824          26,311,928
HARTFORD HEALTHCARE HLS FUND
 2013                              10,269,066        4.671807      to       24.937357          41,176,682
 2012                              12,923,594        3.084440      to       16.919866          34,485,122
 2011                              16,158,351        2.563448      to       14.417758          36,257,021
 2010                              20,911,424        2.367723      to       13.654187          43,679,064
 2009                              26,352,948        2.216191      to       13.103619          51,964,873
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                              39,039,397        3.007662      to       20.545960          83,486,826
 2012                              51,657,517        2.212255      to       15.540082          79,561,876
 2011                              66,182,312        1.797149      to       12.943305          83,010,806
 2010                              83,540,425        2.092177      to       15.450266         121,653,104
 2009                              98,923,754        1.835816      to       13.899895         126,082,865
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                              51,126,833        2.402636      to       21.029577          97,256,674
 2012                              66,748,638        1.773440      to       16.047298          92,089,204
 2011                              89,208,318        1.511537      to       13.909021         105,340,389
 2010                              115,370,693       1.498044      to       14.134040         133,951,585
 2009                              138,239,769       1.316839      to       12.738558         140,160,075
HARTFORD GROWTH HLS FUND
 2013                              27,819,731        2.188806      to       21.432562          52,409,997
 2012                              35,052,352        1.619578      to       16.227455          49,398,714
 2011                              45,641,659        1.371106      to       13.968764          55,088,131
 2010                              61,049,509        1.509678      to       15.770873          82,222,559
 2009                              57,140,203        1.215481      to       13.579916          65,389,552
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                              33,504,355        2.783319      to       22.189472          84,274,998
 2012                              42,585,420        2.055557      to       16.768515          79,127,667
 2011                              53,540,344        1.624412      to       13.476717          79,148,797
 2010                              68,445,932        1.787043      to       15.201521         111,356,277
 2009                              84,688,999        1.523862      to       13.290003         117,243,633
HARTFORD HIGH YIELD HLS FUND
 2013                              42,335,317        2.597293      to       20.093255          95,403,790
 2012                              57,473,872        2.446482      to       19.414004         121,751,909
 2011                              68,062,562        2.145549      to       17.465364         127,226,267
 2010                              87,951,297        2.054464      to       17.155398         157,790,830
 2009                              99,630,161        1.773247      to       15.230562         152,159,680
HARTFORD INDEX HLS FUND
 2013                              38,967,098        9.715924      to       19.935710         180,446,139
 2012                              46,549,378        7.374637      to       15.531288         164,738,979
 2011                              57,659,882        6.387413      to       13.806364         170,262,399
 2010                              72,541,404        6.283196      to       13.932959         204,944,630
 2009                              87,687,225        5.484554      to       12.481611         215,661,403

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2013                           0.80%     to          2.55%      --      to       1.03%      25.41%     to       27.98%
 2012                           0.80%     to          2.50%    0.86%     to       1.18%      15.18%     to       17.45%
 2011                           0.80%     to          2.50%    0.01%     to       0.02%     (11.75)%    to      (10.01)%
 2010                           0.25%     to          2.50%    0.97%     to       1.27%      12.87%     to       15.72%
 2009                           0.25%     to          2.50%    1.20%     to       2.89%      38.29%     to       41.77%
HARTFORD HEALTHCARE HLS FUND
 2013                           0.25%     to          2.55%      --      to       0.53%      47.69%     to       51.46%
 2012                           0.25%     to          2.50%    0.12%     to       0.39%      17.35%     to       20.32%
 2011                           0.25%     to          2.50%      --      to       0.05%       5.59%     to        8.27%
 2010                           0.25%     to          2.50%    0.03%     to       0.18%       4.20%     to        6.84%
 2009                           0.25%     to          2.50%    0.49%     to       0.61%      19.39%     to       22.41%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2013                           0.25%     to          2.55%      --      to       0.77%      32.48%     to       35.95%
 2012                           0.25%     to          2.50%    0.25%     to       0.56%      20.06%     to       23.10%
 2011                           0.25%     to          2.50%      --      to       0.04%     (16.23)%    to      (14.10)%
 2010                           0.25%     to          2.50%    0.03%     to       0.28%      11.15%     to       13.96%
 2009                           0.25%     to          2.50%    0.85%     to       0.85%      31.96%     to       35.30%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2013                           0.25%     to          2.50%    0.75%     to       1.72%      32.13%     to       35.48%
 2012                           0.25%     to          2.55%    1.30%     to       1.57%      14.66%     to       17.33%
 2011                           0.25%     to          2.50%    1.20%     to       1.22%      (1.59)%    to        0.90%
 2010                           0.25%     to          2.50%    1.38%     to       1.73%      10.96%     to       13.76%
 2009                           0.25%     to          2.50%    1.44%     to       2.33%      22.24%     to       25.33%
HARTFORD GROWTH HLS FUND
 2013                           0.25%     to          2.55%    0.07%     to       0.09%      32.08%     to       35.15%
 2012                           0.25%     to          2.55%      --      to         --       15.44%     to       18.12%
 2011                           0.25%     to          2.50%      --      to       0.34%     (11.43)%    to       (9.18)%
 2010                           0.25%     to          2.50%    0.03%     to       0.03%      16.13%     to       19.07%
 2009                           0.80%     to          2.50%    0.13%     to       0.46%      30.59%     to       33.17%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2013                           0.25%     to          2.55%      --      to       0.01%      32.33%     to       35.40%
 2012                           0.25%     to          2.55%      --      to         --       23.67%     to       26.54%
 2011                           0.25%     to          2.50%      --      to         --      (11.35)%    to       (9.10)%
 2010                           0.25%     to          2.50%    0.02%     to       0.02%      14.38%     to       17.27%
 2009                           0.25%     to          2.50%    0.59%     to       0.59%      26.10%     to       29.28%
HARTFORD HIGH YIELD HLS FUND
 2013                           0.25%     to          2.55%    0.79%     to       7.74%       3.50%     to        6.16%
 2012                           0.25%     to          2.55%    8.58%     to       8.85%      11.16%     to       14.03%
 2011                           0.25%     to          2.55%    8.17%     to       8.74%       1.81%     to        4.43%
 2010                           0.25%     to          2.55%    0.68%     to       0.68%      12.95%     to       15.86%
 2009                           0.25%     to          2.55%    7.97%     to      13.55%      46.68%     to       50.08%
HARTFORD INDEX HLS FUND
 2013                           0.15%     to          2.50%    1.70%     to       2.12%      28.36%     to       31.75%
 2012                           0.15%     to          2.50%    0.86%     to       1.99%      12.49%     to       15.46%
 2011                           0.15%     to          2.50%    1.68%     to       2.51%      (0.91)%    to        1.66%
 2010                           0.15%     to          2.50%    1.77%     to       3.25%      11.63%     to       14.56%
 2009                           0.15%     to          2.50%    2.07%     to       6.39%      22.71%     to       25.96%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                              111,338,122      $4.317809      to      $17.855902        $269,383,602
 2012                              139,938,612       3.557593      to       15.103260         276,679,761
 2011                              179,841,046       2.964282      to       12.922294         294,853,437
 2010                              223,888,156       3.450860      to       15.448155         427,082,036
 2009                              173,975,592       3.018745      to       13.883810         301,595,219
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                               1,639,134       16.258339      to       26.253881          25,838,575
 2012                               1,824,121       11.918226      to       19.686458          21,107,459
 2011                               2,496,015       10.368228      to       17.463407          25,323,643
 2010                               3,284,144       10.398463      to       10.571584          34,230,347
 2009                               3,579,635        8.468816      to        8.476532          30,108,038
HARTFORD MIDCAP HLS FUND
 2013                              26,974,047        8.177076      to       22.938841         179,429,154
 2012                              32,175,969        5.863032      to       16.839398         154,714,644
 2011                              38,450,775        4.921014      to       14.470014         156,574,979
 2010                              46,230,384        5.357417      to       16.130946         206,435,192
 2009                              55,017,985        1.395456      to        4.350726         200,510,150
HARTFORD MIDCAP VALUE HLS
 FUND
 2013                              48,702,978        3.075452      to       26.807485         128,470,601
 2012                              58,797,850        2.288749      to       20.413988         116,362,266
 2011                              71,833,903        1.836277      to       16.759168         115,420,468
 2010                              92,918,633        2.013173      to       18.703612         165,192,705
 2009                              103,018,022       1.618860      to       15.436721         148,871,244
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                              79,151,064        3.990668      to        8.791539         121,294,430
 2012                              102,291,951       3.996574      to        9.018619         156,530,238
 2011                              136,776,976       4.002492      to        9.251565         208,961,675
 2010                              166,865,072       4.008393      to        9.496584         254,209,775
 2009                              232,504,508       4.014294      to        9.737008         355,233,991
HARTFORD SMALL COMPANY HLS
 FUND
 2013                              34,169,068        4.931545      to       23.525408         112,459,420
 2012                              43,186,433        3.424249      to       16.762227          98,044,142
 2011                              53,086,562        2.968555      to       14.906962         104,571,988
 2010                              67,137,130        3.079503      to       15.867552         135,329,064
 2009                              80,327,837        2.487056      to       13.151205         131,958,614
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                              31,837,457        2.877227      to       29.882823          84,357,776
 2012                              40,289,087        1.991050      to       21.159468          73,697,224
 2011                              55,798,306        1.700254      to       18.375232          87,623,172
 2010                              72,632,455        1.680612      to       18.622386         111,974,612
 2009                              89,824,904        1.233781      to       14.017675         100,851,421
HARTFORD STOCK HLS FUND
 2013                              124,166,831      21.882569      to       26.531164         596,911,162
 2012                              156,557,773      17.147153      to       20.092090         548,666,998
 2011                              201,067,824      15.283010      to       17.591760         590,668,733
 2010                              255,732,724      15.883309      to       17.812973         730,992,320
 2009                              305,033,803      14.221064      to       15.539793         767,863,665

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2013                           0.15%     to          2.55%    1.83%     to       2.13%      18.23%     to       21.37%
 2012                           0.15%     to          2.55%    1.60%     to       1.87%      16.88%     to       20.02%
 2011                           0.15%     to          2.55%    0.05%     to       0.05%     (16.35)%    to      (14.10)%
 2010                           0.15%     to          2.55%    0.77%     to       1.26%      11.33%     to       14.31%
 2009                           0.15%     to          2.50%    2.08%     to       3.45%      29.84%     to       33.26%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2013                           0.80%     to          2.55%      --      to       1.36%      33.63%     to       36.42%
 2012                           0.80%     to          2.50%    0.28%     to       0.62%      12.73%     to       14.95%
 2011                           0.80%     to          2.50%      --      to         --       (3.80)%    to       (1.92)%
 2010                           0.80%     to          2.30%    0.49%     to       0.67%      22.67%     to       24.83%
 2009                           0.80%     to          2.30%    0.17%     to       0.95%      44.16%     to       46.69%
HARTFORD MIDCAP HLS FUND
 2013                           0.25%     to          2.35%    0.01%     to       0.13%      36.22%     to       39.47%
 2012                           0.25%     to          2.35%    0.57%     to       0.84%      16.37%     to       19.14%
 2011                           0.25%     to          2.35%    0.19%     to       0.68%     (10.30)%    to       (8.15)%
 2010                           0.25%     to          2.35%    0.06%     to       0.25%      20.29%     to       23.14%
 2009                           0.25%     to          2.15%    0.29%     to       0.55%      27.84%     to       30.63%
HARTFORD MIDCAP VALUE HLS
 FUND
 2013                           0.25%     to          2.55%    0.98%     to       1.24%      31.32%     to       34.37%
 2012                           0.25%     to          2.55%    0.90%     to       1.18%      21.81%     to       24.64%
 2011                           0.25%     to          2.55%    0.01%     to       0.01%     (11.09)%    to       (8.79)%
 2010                           0.25%     to          2.55%    0.16%     to       0.61%      21.23%     to       24.36%
 2009                           0.25%     to          2.50%    0.78%     to       0.84%      40.28%     to       43.83%
HARTFORD ULTRASHORT BOND HLS
 FUND+
 2013                           0.15%     to          2.55%      --      to         --       (2.52)%    to       (0.15)%
 2012                           0.15%     to          2.55%      --      to         --       (2.52)%    to       (0.15)%
 2011                           0.15%     to          2.55%      --      to         --       (2.52)%    to       (0.15)%
 2010                           0.15%     to          2.50%      --      to         --        0.15%     to        2.47%
 2009                           0.15%     to          2.50%    0.07%     to       0.07%      (2.42)%    to       (0.09)%
HARTFORD SMALL COMPANY HLS
 FUND
 2013                           0.25%     to          2.55%      --      to       0.06%      40.35%     to       44.02%
 2012                           0.25%     to          2.55%      --      to         --       12.45%     to       15.35%
 2011                           0.25%     to          2.55%      --      to         --       (6.05)%    to       (3.60)%
 2010                           0.25%     to          2.55%      --      to         --       20.72%     to       23.82%
 2009                           0.25%     to          2.50%    0.01%     to       0.01%      25.83%     to       28.97%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2013                           0.25%     to          2.55%    0.37%     to       0.40%      41.23%     to       44.51%
 2012                           0.25%     to          2.55%      --      to         --       14.44%     to       17.10%
 2011                           0.25%     to          2.50%      --      to         --       (1.33)%    to        1.17%
 2010                           0.25%     to          2.50%      --      to         --       32.85%     to       36.22%
 2009                           0.25%     to          2.50%    0.09%     to       0.09%      31.72%     to       35.05%
HARTFORD STOCK HLS FUND
 2013                           0.15%     to          2.50%    1.87%     to       1.92%      28.67%     to       32.05%
 2012                           0.15%     to          2.55%    2.05%     to       2.10%      11.51%     to       14.21%
 2011                           0.15%     to          2.50%    1.33%     to       1.45%      (3.78)%    to       (1.24)%
 2010                           0.15%     to          2.50%    1.19%     to       2.09%      11.69%     to       14.63%
 2009                           0.15%     to          2.50%    1.62%     to       1.62%      37.70%     to       41.32%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                              112,401,348      $9.991997      to      $11.321412        $135,461,174
 2012                              147,597,598      10.456247      to       11.532398         183,118,500
 2011                              180,716,732      10.369954      to       11.138062         218,686,357
 2010                              227,243,250      10.168674      to       10.636278         266,608,919
 2009                              264,892,621      10.080796      to       10.263004         303,463,535
HARTFORD VALUE HLS FUND
 2013                              57,518,803        2.199698      to       19.581385         108,099,539
 2012                              71,600,681        1.671361      to       15.224093         103,633,036
 2011                              92,805,893        1.432253      to       13.349502         116,313,621
 2010                              122,778,847       1.464480      to       13.909147         158,987,832
 2009                              53,134,828        1.280333      to       12.467757          60,765,251
HUNTINGTON VA INCOME EQUITY
 FUND
 2013                               3,283,772        1.601582      to       18.567137           5,538,044
 2012                               4,595,564        1.308538      to       15.360426           6,180,452
 2011                               6,156,391        1.195401      to       14.208793           7,482,892
 2010                               8,269,323        1.129447      to       11.348153           9,454,463
 2009                              10,906,215        1.022001      to       10.376957          11,274,340
HUNTINGTON VA DIVIDEND
 CAPTURE FUND+
 2013                               3,112,050        2.061925      to       20.371930           7,009,918
 2012                               4,240,330        1.738670      to       17.394035           7,956,101
 2011                               6,003,866        1.577853      to       15.983621           9,985,394
 2010                               7,711,606        1.490689      to       13.878935          12,000,047
 2009                              10,393,762        1.309854      to       12.323949          14,368,548
HUNTINGTON VA GROWTH FUND
 2013                               2,363,137        1.091811      to       16.473656           2,783,360
 2012                               3,754,050        0.825778      to       12.616075           3,284,867
 2011                               5,105,532        0.756296      to       11.699909           4,085,065
 2010                               7,013,159        0.789108      to       10.373694           5,892,529
 2009                               9,038,390        0.726565      to        9.652298           7,159,346
HUNTINGTON VA MID CORP
 AMERICA FUND
 2013                               1,882,461        2.491711      to       22.545644           5,475,509
 2012                               2,731,310        1.904597      to       17.449698           5,812,872
 2011                               2,868,911        1.681355      to       15.598042           5,240,356
 2010                               3,951,218        1.749259      to       17.051615           7,357,477
 2009                               5,278,042        1.440935      to       14.194290           8,139,317
HUNTINGTON VA ROTATING
MARKETS FUND
 2013                                 448,009        1.803048      to       19.007840             908,279
 2012                                 667,390        1.465721      to       15.614615           1,048,175
 2011                               1,089,976        1.386464      to       14.926136           1,597,605
 2010                               1,489,191        1.312717      to       14.281300           2,030,793
 2009                               2,048,181        1.237100      to       13.600659           2,788,061
HUNTINGTON VA INTERNATIONAL
EQUITY FUND
 2013                                 470,682        1.798136      to       17.089766             854,704
 2012                                 601,007        1.479935      to       14.242353             892,154
 2011                               1,026,989        1.312791      to       12.792578           1,339,282
 2010                               1,441,908        1.402347      to        1.501412           2,116,461
 2009                               1,615,885        1.316594      to        1.391064           2,206,981

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2013                           0.15%     to          2.55%    2.05%     to       2.39%      (4.44)%    to       (1.83)%
 2012                           0.15%     to          2.55%    2.57%     to       2.97%       0.83%     to        3.54%
 2011                           0.15%     to          2.55%    2.37%     to       2.65%       1.98%     to        4.72%
 2010                           0.15%     to          2.55%    4.35%     to       4.35%       0.93%     to        3.64%
 2009                           0.15%     to          2.50%    0.03%     to       0.05%       0.58%     to        3.23%
HARTFORD VALUE HLS FUND
 2013                           0.25%     to          2.55%    0.37%     to       1.71%      28.62%     to       31.61%
 2012                           0.25%     to          2.55%    2.40%     to       3.10%      14.04%     to       16.69%
 2011                           0.25%     to          2.55%    1.75%     to       1.76%      (4.43)%    to       (2.20)%
 2010                           0.25%     to          2.50%    1.29%     to       1.92%      11.56%     to       14.38%
 2009                           0.25%     to          2.50%    1.98%     to       3.14%      21.00%     to       24.06%
HUNTINGTON VA INCOME EQUITY
 FUND
 2013                           1.15%     to          2.40%    3.67%     to       4.33%      20.88%     to       22.39%
 2012                           1.15%     to          2.40%    3.69%     to       3.95%       8.11%     to        9.46%
 2011                           1.15%     to          2.40%    2.59%     to       2.82%       4.52%     to        5.84%
 2010                           1.15%     to          2.20%    2.56%     to       2.74%       9.36%     to       10.51%
 2009                           1.15%     to          2.20%      --      to         --       18.97%     to       20.23%
HUNTINGTON VA DIVIDEND
 CAPTURE FUND+
 2013                           1.15%     to          2.40%    2.61%     to       3.10%      17.12%     to       18.59%
 2012                           1.15%     to          2.40%    3.49%     to       3.92%       8.82%     to       10.19%
 2011                           1.15%     to          2.40%    3.61%     to       3.67%       4.53%     to        5.85%
 2010                           1.15%     to          2.20%    4.28%     to       4.36%      12.62%     to       13.81%
 2009                           1.15%     to          2.20%      --      to         --       22.39%     to       23.68%
HUNTINGTON VA GROWTH FUND
 2013                           1.15%     to          2.40%    0.98%     to       1.06%      30.58%     to       32.22%
 2012                           1.15%     to          2.40%    0.30%     to       0.36%       7.83%     to        9.19%
 2011                           1.15%     to          2.40%    0.16%     to       0.18%      (5.35)%    to       (4.16)%
 2010                           1.15%     to          2.20%    0.10%     to       0.15%       7.47%     to        8.61%
 2009                           1.15%     to          2.20%      --      to         --       13.44%     to       14.64%
HUNTINGTON VA MID CORP
 AMERICA FUND
 2013                           1.15%     to          2.40%    0.72%     to       0.83%      29.20%     to       30.83%
 2012                           1.15%     to          2.40%    0.26%     to       0.26%      11.87%     to       13.28%
 2011                           1.15%     to          2.40%    0.39%     to       0.46%      (5.08)%    to       (3.88)%
 2010                           1.15%     to          2.20%    0.66%     to       0.91%      20.13%     to       21.40%
 2009                           1.15%     to          2.20%      --      to         --       31.31%     to       32.70%
HUNTINGTON VA ROTATING
MARKETS FUND
 2013                           1.15%     to          2.20%    0.76%     to       0.77%      21.73%     to       23.01%
 2012                           1.15%     to          2.20%    1.37%     to       1.56%       4.61%     to        5.72%
 2011                           1.15%     to          2.20%    0.30%     to       0.33%       4.52%     to        5.62%
 2010                           1.15%     to          2.20%    1.14%     to       1.30%       5.00%     to        6.11%
 2009                           1.15%     to          2.20%      --      to         --       30.48%     to       31.85%
HUNTINGTON VA INTERNATIONAL
EQUITY FUND
 2013                           1.15%     to          2.40%    1.36%     to       1.47%      19.99%     to       21.50%
 2012                           1.15%     to          2.40%    1.12%     to       1.24%      11.33%     to       12.73%
 2011                           1.15%     to          2.40%    1.04%     to       1.21%     (13.65)%    to      (12.56)%
 2010                           1.15%     to          2.20%    1.24%     to       1.24%       6.81%     to        7.93%
 2009                           1.15%     to          2.15%    0.05%     to       0.07%      30.63%     to       31.94%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2013                                 192,628       $1.267456      to      $10.699100            $236,307
 2012                                 326,774        1.304153      to       11.147382             412,386
 2011                                 437,122        1.276423      to       11.047599             540,554
 2010                                 825,431        1.145312      to        1.226229             984,409
 2009                                 884,376        1.122372      to        1.182617           1,017,797
HUNTINGTON VA SITUS FUND
 2013                                 696,720        2.261524      to       25.984712           1,556,758
 2012                                 939,319        1.734112      to       20.175038           1,592,365
 2011                               1,343,334        1.430484      to       16.851724           1,880,626
 2010                               1,775,956        1.363957      to        1.460334           2,520,794
 2009                               2,143,108        1.075758      to        1.139746           2,381,261
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2013                                   6,596        1.558655      to       18.494662              48,023
 2012                                  34,243        1.216142      to       14.568218              59,363
 2011                                  68,985        1.074414      to        1.297491              87,815
 2010                                  76,265        1.241823      to        1.507935             111,992
 2009                                  84,693        1.130493      to        1.380316             112,764
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2013                                  30,433        1.381592      to        1.582869              47,421
 2012                                  72,228        1.044631      to        1.203418              86,310
 2011                                 171,693        0.918020      to        1.063394             170,015
 2010                                 125,964        0.907311      to        1.056789             125,692
 2009                                 151,854        0.791532      to        0.927014             130,386
UIF U.S. REAL ESTATE
 PORTFOLIO
 2013                                  36,957       12.285318      to       12.285318             454,029
 2012                                  45,181       12.225565      to       12.225565             552,360
 2011                                  44,824       10.706707      to       10.706707             479,918
 2010                                  58,848       10.260478      to       10.260478             603,812
 2009                                  42,694        8.021187      to        8.021187             342,460
INVESCO V.I. EQUITY AND
 INCOME FUND+
 2013                                  33,549       15.264633      to       15.264633             512,119
 2012                                  33,170       12.376498      to       12.376498             410,529
 2011                                  35,180       11.150757      to       11.150757             392,282
 2010                                  35,370       11.439720      to       11.439720             404,618
 2009                                  41,685       10.339649      to       10.339649             431,004
UIF MID CAP GROWTH PORTFOLIO
 2013                                  32,539       17.117780      to       17.117780             556,993
 2012                                  36,633       12.607167      to       12.607167             461,837
 2011                                  74,710       11.766695      to       11.766695             879,094
 2010                                  70,208       12.835637      to       12.835637             901,163
 2009                                  52,800        9.826160      to        9.826160             518,824
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 2013                               4,233,320        2.321793      to       18.013642           9,338,322
 2012                               5,441,670        1.952720      to       15.325265          10,122,780
 2011                               6,909,284        1.681051      to       13.345665          11,024,175
 2010                               8,797,050        2.030891      to       16.309610          16,937,420
 2009                              11,408,129        1.388748      to        1.808164          19,602,279

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2013                           1.15%     to          2.40%    1.98%     to       2.57%      (4.02)%    to       (2.81)%
 2012                           1.15%     to          2.40%    2.42%     to       2.56%       0.90%     to        2.17%
 2011                           1.15%     to          2.40%    1.40%     to       2.00%       2.80%     to        4.09%
 2010                           1.15%     to          2.20%    2.85%     to       2.85%       2.60%     to        3.69%
 2009                           1.15%     to          2.10%      --      to         --        3.27%     to        4.26%
HUNTINGTON VA SITUS FUND
 2013                           1.15%     to          2.40%    0.28%     to       0.34%      28.80%     to       30.41%
 2012                           1.15%     to          2.40%      --      to         --       19.72%     to       21.23%
 2011                           1.15%     to          2.40%    0.02%     to       0.02%      (3.26)%    to       (2.04)%
 2010                           1.15%     to          2.20%    0.42%     to       0.58%      26.79%     to       28.13%
 2009                           1.15%     to          2.20%      --      to         --       30.06%     to       31.43%
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2013                           1.25%     to          2.20%    0.37%     to       0.50%      26.95%     to       28.16%
 2012                           1.25%     to          2.20%    1.06%     to       1.12%      12.12%     to       13.19%
 2011                           1.25%     to          1.80%    0.59%     to       1.12%     (13.96)%    to      (13.48)%
 2010                           1.25%     to          1.80%    3.09%     to       3.15%       9.25%     to        9.85%
 2009                           1.25%     to          1.80%    0.15%     to       0.16%      30.34%     to       31.06%
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2013                           1.25%     to          1.80%    0.31%     to       0.71%      31.53%     to       32.26%
 2012                           1.25%     to          1.80%    1.09%     to       1.42%      13.17%     to       13.79%
 2011                           1.25%     to          1.80%    0.11%     to       1.01%       0.63%     to        1.18%
 2010                           1.25%     to          1.80%    1.10%     to       1.14%      13.43%     to       14.05%
 2009                           1.25%     to          1.80%    0.01%     to       0.01%      23.93%     to       24.61%
UIF U.S. REAL ESTATE
 PORTFOLIO
 2013                           1.25%     to          1.25%    0.84%     to       0.84%       0.49%     to        0.49%
 2012                           1.25%     to          1.25%    0.62%     to       0.62%      14.19%     to       14.19%
 2011                           1.25%     to          1.25%    0.56%     to       0.56%       4.35%     to        4.35%
 2010                           1.25%     to          1.25%    1.97%     to       1.97%      27.92%     to       27.92%
 2009                           1.25%     to          1.25%    2.76%     to       2.76%      26.90%     to       26.90%
INVESCO V.I. EQUITY AND
 INCOME FUND+
 2013                           1.25%     to          1.25%    1.44%     to       1.44%      23.34%     to       23.34%
 2012                           1.25%     to          1.25%    1.77%     to       1.77%      10.99%     to       10.99%
 2011                           1.25%     to          1.25%    1.77%     to       1.77%      (2.53)%    to       (2.53)%
 2010                           1.25%     to          1.25%    2.05%     to       2.05%      10.64%     to       10.64%
 2009                           1.25%     to          1.25%    2.91%     to       2.91%      20.97%     to       20.97%
UIF MID CAP GROWTH PORTFOLIO
 2013                           1.25%     to          1.25%    0.22%     to       0.22%      35.78%     to       35.78%
 2012                           1.25%     to          1.25%      --      to         --        7.14%     to        7.14%
 2011                           1.25%     to          1.25%    0.25%     to       0.25%      (8.33)%    to       (8.33)%
 2010                           1.25%     to          1.25%      --      to         --       30.63%     to       30.63%
 2009                           1.25%     to          1.25%      --      to         --       55.41%     to       55.41%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO INTERNATIONAL
 OPPORTUNITIES FUND
 2013                           1.25%     to          2.40%    0.41%     to       0.43%      17.54%     to       18.90%
 2012                           1.25%     to          2.40%    0.94%     to       1.08%      14.83%     to       16.16%
 2011                           1.25%     to          2.40%    0.79%     to       0.79%     (18.17)%    to      (17.23)%
 2010                           1.25%     to          2.40%    0.66%     to       0.69%      11.03%     to       12.32%
 2009                           1.25%     to          2.25%    1.75%     to       1.95%      34.88%     to       36.23%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO FOCUSED EQUITIES
 FUND
 2013                               9,168,284       $1.597460      to       $2.575325         $23,030,718
 2012                              11,245,188        1.888275      to       15.470623          20,911,159
 2011                              13,758,585        1.079942      to        1.706579          22,793,039
 2010                              17,752,301        1.134097      to        1.774331          30,576,574
 2009                              21,882,297        0.977000      to        1.513350          32,219,477
COLUMBIA VARIABLE PORTFOLIO
 -- ASSET ALLOCATION FUND
 2013                               1,909,000        1.395476      to        1.558248           2,912,490
 2012                               2,354,861        1.206558      to        1.335237           3,080,384
 2011                               2,737,227        1.090673      to        1.196179           3,216,565
 2010                               3,347,965        1.123909      to        1.221589           4,007,006
 2009                               3,978,317        1.012378      to        1.090513           4,262,728
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO GROWTH FUND
 2013                               6,600,912        2.535712      to       20.484947          16,062,389
 2012                               8,187,617        1.892900      to       15.468473          15,069,644
 2011                              10,834,808        1.707725      to       14.116639          17,667,644
 2010                              13,647,825        1.776096      to       14.851559          22,974,186
 2009                              16,807,611        0.947371      to        1.479611          23,673,766
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO 21ST CENTURY FUND
 2013                               2,315,752        1.563100      to        2.018970           3,561,622
 2012                               2,966,094        1.111214      to        1.449693           3,281,901
 2011                               3,896,200        1.010204      to        1.331140           3,916,959
 2010                               4,756,868        1.161491      to        1.545873           5,520,303
 2009                               6,014,283        1.001683      to        1.346555           6,048,076
COLUMBIA VARIABLE PORTFOLIO
 -- DIVIDEND OPPORTUNITY FUND
 2013                                 776,615       11.837228      to       12.206023           9,382,552
 2012                                 922,445        9.560641      to        9.745925           8,936,226
 2011                               1,137,097        8.582358      to        8.648685           9,810,825
COLUMBIA VARIABLE PORTFOLIO
-- INCOME OPPORTUNITIES FUND+
 2013                                 630,751       10.121603      to       10.212888           6,422,465
COLUMBIA VARIABLE PORTFOLIO
 -- MID CAP GROWTH
 OPPORTUNITY FUND+
 2013                                 655,018       11.999138      to       12.107309           7,903,833
OPPENHEIMER GLOBAL FUND/ VA+
 2013                                  64,174       14.222748      to       14.222748             912,736
 2012                                  57,702       11.340551      to       11.340551             654,378
 2011                                  64,682        9.494036      to        9.494036             614,093
 2010                                  79,672       10.509576      to       10.509576             837,319
 2009                                  74,507        9.197528      to        9.197528             685,285
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                                  34,092       13.276071      to       13.276071             452,607
 2012                                  25,529        9.629143      to        9.629143             245,827
 2011                                  38,543        8.298939      to        8.298939             319,866
 2010                                  42,163        8.820300      to        8.820300             371,887
 2009                                  29,229        7.089139      to        7.089139             207,211
PIMCO VIT REAL RETURN
 PORTFOLIO
 2013                                  87,365       13.649217      to       13.649217           1,192,462
 2012                                 131,658       15.224338      to       15.224338           2,004,403
 2011                                 128,535       14.173838      to       14.173838           1,821,844
 2010                                 143,115       12.851145      to       12.851145           1,839,193
 2009                                 138,791       12.035212      to       12.035212           1,670,385

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO FOCUSED EQUITIES
 FUND
 2013                           1.25%     to          2.25%    0.43%     to       0.44%      35.03%     to       36.39%
 2012                           1.25%     to          2.35%      --      to       0.36%       9.44%     to       10.65%
 2011                           1.25%     to          2.25%    0.42%     to       0.43%      (4.78)%    to       (3.82)%
 2010                           1.25%     to          2.25%    0.44%     to       0.44%      16.08%     to       17.25%
 2009                           1.25%     to          2.25%    0.63%     to       0.69%      25.81%     to       27.08%
COLUMBIA VARIABLE PORTFOLIO
 -- ASSET ALLOCATION FUND
 2013                           1.25%     to          2.15%    2.38%     to       2.43%      15.66%     to       16.70%
 2012                           1.25%     to          2.15%    2.15%     to       2.28%      10.63%     to       11.63%
 2011                           1.25%     to          2.15%    2.58%     to       2.63%      (2.96)%    to       (2.08)%
 2010                           1.25%     to          2.15%    2.63%     to       3.07%      11.02%     to       12.02%
 2009                           1.25%     to          2.18%    1.64%     to       4.00%      21.36%     to       22.46%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO GROWTH FUND
 2013                           1.25%     to          2.40%    0.23%     to       0.24%      32.43%     to       33.96%
 2012                           1.25%     to          2.40%    0.68%     to       0.81%       9.58%     to       10.84%
 2011                           1.25%     to          2.40%    0.30%     to       0.30%      (4.95)%    to       (3.85)%
 2010                           1.25%     to          2.40%    0.05%     to       0.12%      18.67%     to       20.04%
 2009                           1.25%     to          2.25%    0.74%     to       0.78%      23.85%     to       25.09%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO 21ST CENTURY FUND
 2013                           1.25%     to          2.25%    0.43%     to       0.44%      39.27%     to       40.67%
 2012                           1.25%     to          2.25%      --      to         --        8.91%     to       10.00%
 2011                           1.25%     to          2.25%      --      to         --      (13.89)%    to      (13.03)%
 2010                           1.25%     to          2.25%      --      to         --       14.80%     to       15.95%
 2009                           1.25%     to          2.25%    0.12%     to       0.13%      24.24%     to       25.49%
COLUMBIA VARIABLE PORTFOLIO
 -- DIVIDEND OPPORTUNITY FUND
 2013                           1.25%     to          2.40%      --      to         --       23.81%     to       25.24%
 2012                           1.25%     to          2.40%      --      to         --       11.40%     to       12.69%
 2011                           1.25%     to          2.40%      --      to         --      (14.18)%    to      (13.51)%
COLUMBIA VARIABLE PORTFOLIO
-- INCOME OPPORTUNITIES FUND+
 2013                           1.25%     to          2.40%    6.08%     to       6.50%       1.22%     to        2.13%
COLUMBIA VARIABLE PORTFOLIO
 -- MID CAP GROWTH
 OPPORTUNITY FUND+
 2013                           1.25%     to          2.40%      --      to         --       19.99%     to       21.07%
OPPENHEIMER GLOBAL FUND/ VA+
 2013                           1.25%     to          1.25%    1.12%     to       1.12%      25.41%     to       25.41%
 2012                           1.25%     to          1.25%    2.02%     to       2.02%      19.45%     to       19.45%
 2011                           1.25%     to          1.25%    1.08%     to       1.08%      (9.66)%    to       (9.66)%
 2010                           1.25%     to          1.25%    1.20%     to       1.20%      14.27%     to       14.27%
 2009                           1.25%     to          1.25%    1.81%     to       1.81%      37.63%     to       37.63%
PUTNAM VT SMALL CAP VALUE
 FUND
 2013                           1.25%     to          1.25%    0.77%     to       0.77%      37.87%     to       37.87%
 2012                           1.25%     to          1.25%    0.53%     to       0.53%      16.03%     to       16.03%
 2011                           1.25%     to          1.25%    0.51%     to       0.51%      (5.91)%    to       (5.91)%
 2010                           1.25%     to          1.25%    0.28%     to       0.28%      24.42%     to       24.42%
 2009                           1.25%     to          1.25%    1.33%     to       1.33%      29.90%     to       29.90%
PIMCO VIT REAL RETURN
 PORTFOLIO
 2013                           1.25%     to          1.25%    1.39%     to       1.39%     (10.35)%    to      (10.35)%
 2012                           1.25%     to          1.25%    1.09%     to       1.09%       7.41%     to        7.41%
 2011                           1.25%     to          1.25%    2.11%     to       2.11%      10.29%     to       10.29%
 2010                           1.25%     to          1.25%    1.42%     to       1.42%       6.78%     to        6.78%
 2009                           1.25%     to          1.25%    3.12%     to       3.12%      16.91%     to       16.91%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO
 2013                               9,834,682       $1.366869      to       $1.503025         $14,356,258
 2012                              13,226,017        1.051745      to        1.143296          14,731,659
 2011                              17,394,786        0.978817      to        1.051851          17,866,501
 2010                              21,485,887        1.049341      to        1.114727          23,467,594
 2009                              29,785,441        0.974389      to       12.378607          28,578,866
PIONEER MID CAP VALUE VCT
 PORTFOLIO
 2013                                  16,317       13.981972      to       13.981972             228,143
 2012                                  15,639       10.664780      to       10.664780             166,792
 2011                                  20,243        9.744016      to        9.744016             197,248
 2010                                  27,998       10.478749      to       10.478749             293,387
 2009                                  33,904        9.000113      to        9.000113             305,140
JENNISON 20/20 FOCUS
 PORTFOLIO
 2013                                  71,904        1.913229      to        2.012183             140,340
 2012                                 149,419        1.505915      to        1.575130             231,650
 2011                                 215,097        1.386114      to        1.441875             305,073
 2010                                 284,997        1.477902      to        1.528914             429,862
 2009                                 332,465        1.401550      to        1.441969             472,771
JENNISON PORTFOLIO
 2013                                 544,553        1.071091      to        1.423730             590,046
 2012                               1,375,040        0.791008      to        1.057224           1,084,910
 2011                               1,445,167        0.692103      to        0.930130           1,006,112
 2010                               1,653,119        0.701417      to        0.947846           1,166,602
 2009                               1,724,656        0.637286      to        0.865928           1,110,762
PRUDENTIAL VALUE PORTFOLIO
 2013                                 256,894        1.602147      to        1.743090             426,734
 2012                                 346,583        1.232676      to        1.331782             442,775
 2011                                 535,472        1.101274      to        1.181513             610,304
 2010                                 582,375        1.193215      to        1.271226             716,649
 2009                                 547,794        1.073058      to        1.135240             605,291
PRUDENTIAL SERIES SP
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                                  63,185        1.140465      to        1.240799              75,825
 2012                                  82,656        0.981260      to        1.060146              85,000
 2011                                 119,313        0.821071      to        0.880903             102,187
 2010                                 138,574        0.988689      to        1.053318             141,625
 2009                                 144,780        0.885824      to        0.937144             131,136
ROYCE SMALL-CAP PORTFOLIO
 2013                                  68,682       16.146969      to       16.146969           1,109,006
 2012                                  79,261       12.133238      to       12.133238             961,691
 2011                                 112,783       10.920746      to       10.920746           1,231,677
 2010                                 128,099       11.433593      to       11.433593           1,464,636
 2009                                 114,114        9.605984      to        9.605984           1,096,175
LEGG MASON CLEARBRIDGE
 APPRECIATION FUND
 2013                                   9,564       23.002067      to       23.002067             219,989
 2012                                   9,565       17.970774      to       17.970774             171,894
 2011                                   9,567       15.718498      to       15.718498             150,373
 2010                                   9,568       15.544199      to       15.544199             148,729
 2009                                   9,570       13.958545      to       13.958545             133,582

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO
 2013                           1.15%     to          2.30%    1.01%     to       1.03%      29.96%     to       31.46%
 2012                           1.15%     to          2.30%    1.25%     to       1.27%       7.45%     to        8.69%
 2011                           1.15%     to          2.30%    1.11%     to       1.24%      (6.72)%    to       (5.64)%
 2010                           1.15%     to          2.30%    1.11%     to       1.11%      13.10%     to       14.40%
 2009                           1.15%     to          2.40%    1.54%     to       2.01%      21.95%     to       23.48%
PIONEER MID CAP VALUE VCT
 PORTFOLIO
 2013                           1.25%     to          1.25%    0.77%     to       0.77%      31.10%     to       31.10%
 2012                           1.25%     to          1.25%    0.87%     to       0.87%       9.45%     to        9.45%
 2011                           1.25%     to          1.25%    0.62%     to       0.62%      (7.01)%    to       (7.01)%
 2010                           1.25%     to          1.25%    0.89%     to       0.89%      16.43%     to       16.43%
 2009                           1.25%     to          1.25%    1.37%     to       1.37%      23.71%     to       23.71%
JENNISON 20/20 FOCUS
 PORTFOLIO
 2013                           1.25%     to          1.80%      --      to         --       27.05%     to       27.75%
 2012                           1.25%     to          1.80%      --      to         --        8.64%     to        9.24%
 2011                           1.25%     to          1.80%      --      to         --       (6.21)%    to       (5.69)%
 2010                           1.25%     to          1.80%      --      to         --        5.45%     to        6.03%
 2009                           1.25%     to          1.80%      --      to         --       54.60%     to       55.45%
JENNISON PORTFOLIO
 2013                           1.25%     to          1.80%      --      to         --       34.67%     to       35.41%
 2012                           1.25%     to          1.80%      --      to         --       13.66%     to       14.29%
 2011                           1.25%     to          1.80%      --      to         --       (1.87)%    to       (1.33)%
 2010                           1.25%     to          1.80%    0.02%     to       0.02%       9.46%     to       10.06%
 2009                           1.25%     to          1.80%    0.28%     to       0.28%      40.04%     to       40.81%
PRUDENTIAL VALUE PORTFOLIO
 2013                           1.25%     to          1.95%      --      to         --       29.97%     to       30.88%
 2012                           1.25%     to          1.95%    0.55%     to       0.55%      11.93%     to       12.72%
 2011                           1.25%     to          1.95%    0.52%     to       0.52%      (7.71)%    to       (7.06)%
 2010                           1.25%     to          1.95%    0.33%     to       0.33%      11.20%     to       11.98%
 2009                           1.25%     to          1.95%    1.65%     to       1.68%      38.66%     to       39.63%
PRUDENTIAL SERIES SP
 INTERNATIONAL GROWTH
 PORTFOLIO
 2013                           1.25%     to          1.95%      --      to         --       16.22%     to       17.04%
 2012                           1.25%     to          1.95%      --      to         --       19.51%     to       20.35%
 2011                           1.25%     to          1.95%    0.44%     to       0.45%     (16.95)%    to      (16.37)%
 2010                           1.25%     to          1.95%    1.11%     to       1.18%      11.61%     to       12.40%
 2009                           1.25%     to          1.95%    1.29%     to       1.91%      33.80%     to       34.75%
ROYCE SMALL-CAP PORTFOLIO
 2013                           1.25%     to          1.25%    1.05%     to       1.05%      33.08%     to       33.08%
 2012                           1.25%     to          1.25%    0.10%     to       0.10%      11.10%     to       11.10%
 2011                           1.25%     to          1.25%    0.32%     to       0.32%      (4.49)%    to       (4.49)%
 2010                           1.25%     to          1.25%    0.13%     to       0.13%      19.03%     to       19.03%
 2009                           1.25%     to          1.25%      --      to         --       33.52%     to       33.52%
LEGG MASON CLEARBRIDGE
 APPRECIATION FUND
 2013                           1.00%     to          1.00%    1.01%     to       1.01%      28.00%     to       28.00%
 2012                           1.00%     to          1.00%    1.38%     to       1.38%      14.33%     to       14.33%
 2011                           1.00%     to          1.00%    1.30%     to       1.30%       1.12%     to        1.12%
 2010                           1.00%     to          1.00%    1.51%     to       1.51%      11.36%     to       11.36%
 2009                           1.00%     to          1.00%    1.75%     to       1.75%      20.22%     to       20.22%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
VICTORY VARIABLE INSURANCE
 DIVERSIFIED STOCK FUND
 2013                                  35,191      $15.770465      to      $18.860398            $542,829
 2012                                  44,632       11.923243      to       14.366565             520,407
 2011                                  58,078        9.853555      to       10.382932             584,927
 2010                                  78,480       10.007586      to       10.642307             863,545
 2009                                 101,988        9.011900      to        9.645963           1,016,929
INVESCO V.I. COMSTOCK FUND+
 2013                                  15,737       15.142159      to       15.142159             238,299
 2012                                  13,350       11.302669      to       11.302669             150,885
 2011                                  13,881        9.623546      to        9.623546             133,585
 2010                                  16,165        9.954431      to        9.954431             160,916
 2009                                  18,860        8.712216      to        8.712216             164,308
INVESCO V.I. AMERICAN
 FRANCHISE+
 2013                                  99,800       13.445810      to       13.669622           1,361,018
 2012                                 162,164        9.786561      to        9.876982           1,597,939
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2013                                   7,287        1.618343      to        1.618343              11,792
 2012                                   7,291        1.378700      to        1.378700              10,053
 2011                                 192,654        1.243111      to        1.272404             244,183
 2010                                 192,776        1.189793      to        1.214792             233,368
 2009                                 263,929        1.070377      to        1.090126             286,975
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2013                                   7,304        1.480466      to        1.522846              10,881
 2012                                  19,738        1.546485      to        1.586793              30,577
 2011                                  35,697        1.485466      to        1.520377              53,069
 2010                                  63,028        1.397635      to        1.426914              88,582
 2009                                  66,102        1.330576      to        1.355062              88,378
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                                   1,405        1.631978      to        1.631978               2,293
 2012                                  35,864        1.240846      to        1.273268              44,551
 2011                                  37,484        1.058539      to        1.083489              39,719
 2010                                  92,939        1.102598      to        1.125767             102,950
 2009                                  91,464        0.987249      to        1.005475              90,690
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                               4,979,196        2.014936      to       15.363555           7,651,102
 2012                               6,357,767       11.788898      to       13.127174           8,133,848
 2011                               7,946,179       10.508483      to       11.833521           8,816,486
 2010                              19,516,356        0.987492      to        1.753967          25,252,556
 2009                                 307,168        0.959837      to        1.016688             300,054
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                                 223,149       18.376160      to       19.252544           4,121,870
 2012                                 255,212       12.513990      to       12.935392           3,156,776
 2011                                 312,406       11.867818      to       12.103026           3,640,595
 2010                                 828,696        1.750561      to       12.720756          10,218,590
 2009                                  56,784        1.318649      to        1.396830              76,252
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                                 373,443       13.795343      to       14.428683           5,296,213
 2012                                 485,029       12.290051      to       12.688341           6,080,729
 2011                                 693,097       11.015731      to       11.225910           7,725,988
 2010                               1,917,504       12.157026      to       12.217855          23,376,378

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
VICTORY VARIABLE INSURANCE
 DIVERSIFIED STOCK FUND
 2013                           1.25%     to          2.00%    0.62%     to       0.62%      31.28%     to       32.27%
 2012                           1.25%     to          2.00%    0.91%     to       0.97%      13.98%     to       14.84%
 2011                           1.25%     to          1.75%    0.64%     to       0.69%      (8.44)%    to       (7.98)%
 2010                           1.25%     to          1.90%    0.83%     to       0.84%      10.23%     to       10.95%
 2009                           1.25%     to          1.90%    0.67%     to       0.72%      24.56%     to       25.37%
INVESCO V.I. COMSTOCK FUND+
 2013                           1.25%     to          1.25%    1.54%     to       1.54%      33.97%     to       33.97%
 2012                           1.25%     to          1.25%    1.52%     to       1.52%      17.45%     to       17.45%
 2011                           1.25%     to          1.25%    1.34%     to       1.34%      (3.32)%    to       (3.32)%
 2010                           1.25%     to          1.25%    0.14%     to       0.14%      14.26%     to       14.26%
 2009                           1.25%     to          1.25%    4.17%     to       4.17%      26.81%     to       26.81%
INVESCO V.I. AMERICAN
 FRANCHISE+
 2013                           1.25%     to          2.15%    0.44%     to       0.45%      37.16%     to       38.40%
 2012                           1.25%     to          2.35%      --      to         --       (2.13)%    to       (1.23)%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2013                           1.90%     to          1.90%    1.65%     to       1.65%      17.38%     to       17.38%
 2012                           1.90%     to          1.90%    1.42%     to       1.42%      10.91%     to       10.91%
 2011                           1.65%     to          1.90%    3.14%     to       3.15%       4.48%     to        4.74%
 2010                           1.65%     to          1.90%    1.71%     to       1.75%      11.16%     to       11.44%
 2009                           1.65%     to          1.90%    2.02%     to       2.06%      13.28%     to       13.57%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2013                           1.65%     to          1.90%    1.18%     to       1.25%      (4.27)%    to       (4.03)%
 2012                           1.65%     to          1.90%    1.44%     to       1.49%       4.11%     to        4.37%
 2011                           1.65%     to          1.90%    2.73%     to       2.87%       6.28%     to        6.55%
 2010                           1.65%     to          1.90%    3.38%     to       3.38%       5.04%     to        5.30%
 2009                           1.65%     to          1.90%    4.41%     to       4.53%       9.91%     to       10.19%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2013                           1.65%     to          1.65%    1.03%     to       1.03%      28.17%     to       28.17%
 2012                           1.65%     to          1.90%    1.35%     to       1.36%      17.22%     to       17.52%
 2011                           1.65%     to          1.90%    0.35%     to       0.73%      (4.00)%    to       (3.76)%
 2010                           1.65%     to          1.90%    0.86%     to       0.87%      11.68%     to       11.96%
 2009                           1.65%     to          1.90%    2.08%     to       2.34%      14.66%     to       14.95%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2013                           1.15%     to          2.45%    2.44%     to       2.48%      17.04%     to       18.57%
 2012                           1.15%     to          2.45%    1.68%     to       1.68%      10.93%     to       12.18%
 2011                           1.15%     to          2.45%    0.62%     to       0.62%     (14.90)%    to      (13.79)%
 2010                           0.47%     to          0.86%      --      to         --       13.48%     to       14.00%
 2009                           1.15%     to          1.90%    2.97%     to       3.14%      10.54%     to       11.37%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2013                           1.15%     to          2.50%      --      to         --       46.84%     to       48.84%
 2012                           1.15%     to          2.50%      --      to         --        5.44%     to        6.88%
 2011                           1.15%     to          2.50%      --      to         --       (6.71)%    to       (5.44)%
 2010                           1.15%     to          2.50%      --      to         --       25.32%     to       27.21%
 2009                           1.15%     to          1.90%      --      to         --       49.78%     to       50.90%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2013                           1.15%     to          2.45%    0.97%     to       0.99%      12.25%     to       13.72%
 2012                           1.15%     to          2.45%    1.13%     to       1.15%      11.57%     to       13.03%
 2011                           1.15%     to          2.45%    0.88%     to       0.89%      (9.31)%    to       (8.12)%
 2010                           1.15%     to          2.25%      --      to         --       21.57%     to       22.18%

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                                 323,860      $15.068193      to      $15.551922          $5,005,193
 2012                                 376,503       11.793976      to       12.009593           4,505,827
 2011                                 466,652       10.442168      to       10.490576           4,891,044

                                                                     INVESTMENT
                                        EXPENSE                        INCOME                      TOTAL RETURN
                                    RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                      HIGHEST**                      HIGHEST***
-----------------------------  -------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2013                           1.15%     to          2.50%    0.44%     to       0.53%      27.76%     to       29.50%
 2012                           1.15%     to          2.50%    0.57%     to       0.59%      12.95%     to       14.48%
 2011                           1.15%     to          2.50%      --      to         --        4.42%     to        4.91%

    *  This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   **  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the
       Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  ***  This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;
       inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
    #  Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account Value) for various rider charges:

       Optional Death Benefit Charge maximum of 0.15%

       Earnings Protection Benefit Charge maximum of 0.20%

       Principal First Charge maximum of 0.75%

       Principal First Preferred Charge maximum of 0.20%

       MAV/EPB Death Benefit Charge maximum of 0.30%

       MAV 70 Death Benefit Charge maximum of 0.20%

    These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.  SUBSEQUENT EVENTS:

    Management has evaluated events subsequent to December 31, 2013 and through the financial statement issuance date of March 28, 2014, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2013. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 28, 2014 (except for Note 20, as to which the date is JUNE 23, 2014)

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2013           2012           2011
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
Fee income and other                   $1,462         $2,956         $3,183
Earned premiums                           184             93            244
Net investment income (loss):
 Securities available-for-sale and
  other                                 1,681          2,535          2,572
 Equity securities, trading                 2              1             --
                                     --------       --------       --------
Total net investment income             1,683          2,536          2,572
Net realized capital gains
 (losses):
 Total other-than-temporary
  impairment ("OTTI") losses              (54)          (293)          (196)
 OTTI losses recognized in other
  comprehensive income                      9             38             71
                                     --------       --------       --------
 Net OTTI losses recognized in
  earnings                                (45)          (255)          (125)
 Net realized capital gains on
  business dispositions                 1,561             --             --
 Net realized capital gains
  (losses), excluding net OTTI
  losses recognized in earnings        (1,190)        (1,226)            48
                                     --------       --------       --------
Total net realized capital gains
 (losses)                                 326         (1,481)           (77)
                                     --------       --------       --------
                     TOTAL REVENUES     3,655          4,104          5,922
BENEFITS, LOSSES AND EXPENSES
Benefits, loss and loss adjustment
 expenses                               1,758          2,900          3,108
Amortization of deferred policy
 acquisition costs and present
 value of future profits                  228            324            427
Insurance operating costs and other
 expenses                                (401)           268          2,507
Reinsurance loss on disposition,
 including reduction in goodwill of
 $250 and $61,
 respectively                           1,491             61             --
Dividends to policyholders                 18             20             17
                                     --------       --------       --------
TOTAL BENEFITS, LOSSES AND EXPENSES     3,094          3,573          6,059
      INCOME (LOSS) FROM CONTINUING
     OPERATIONS BEFORE INCOME TAXES       561            531           (137)
Income tax expense (benefit)               49             36           (323)
                                     --------       --------       --------
 INCOME FROM CONTINUING OPERATIONS,
                         NET OF TAX       512            495            186
Income (loss) from discontinued
 operations, net of tax                   (41)            61             58
                                     --------       --------       --------
                         NET INCOME       471            556            244
Net income attributable to the
 noncontrolling interest                    6              2             --
                                     --------       --------       --------
NET INCOME ATTRIBUTABLE TO HARTFORD
             LIFE INSURANCE COMPANY      $465           $554           $244
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                  DECEMBER 31,
                                       2013           2012           2011
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
COMPREHENSIVE INCOME
Net income                               $471           $556           $244
                                     --------       --------       --------
Other comprehensive income (loss):
 Change in net unrealized gain/loss
  on securities                        (1,257)         1,120          1,174
 Change in net gain/loss on
  cash-flow hedging instruments          (179)          (110)           103
 Change in foreign currency
  translation adjustments                  23             24             (2)
                                     --------       --------       --------
 Total other comprehensive
  income/(loss)                        (1,413)         1,034          1,275
                                     --------       --------       --------
  Total comprehensive income/(loss)      (942)         1,590          1,519
  Less: Comprehensive income
   attributable to noncontrolling
   interest                                 6              2             --
                                     --------       --------       --------
  TOTAL COMPREHENSIVE INCOME/(LOSS)
      ATTRIBUTABLE TO HARTFORD LIFE
                  INSURANCE COMPANY     $(948)        $1,588         $1,519
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                        AS OF DECEMBER 31,
                                                      2013              2012
                                                       (IN MILLIONS, EXCEPT
                                                          FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
Investments:
Fixed maturities, available-for-sale, at fair          $28,163           $49,404
 value (amortized cost of $27,188 and $45,753)
 (includes variable interest entity assets, at
 fair value, of $12 and $89)
Fixed maturities, at fair value using the fair             791             1,010
 value option (includes variable interest entity
 assets, at fair value, of $131 and $132)
Equity securities, trading, at fair value (cost             12             1,847
 of $10 and $1,614)
Equity securities, available for sale, at fair             372               400
 value (cost of $362 and $408)
Mortgage loans (net of allowances for loan losses        3,470             4,935
 of $12 and $14)
Policy loans, at outstanding balance                     1,416             1,951
Limited partnership and other alternative                1,329             1,372
 investments (includes variable interest entity
 assets of $4 and $6)
Other investments                                          270               582
Short-term investments (includes variable                1,952             2,354
 interest entity assets, at fair value, of $3 as
 of December 31, 2013)
                                                   -----------       -----------
Total investments                                       37,775            63,855
Cash                                                       446             1,342
Premiums receivable and agents' balances                    33                58
Reinsurance recoverables                                19,794             2,893
Deferred policy acquisition costs and present              689             3,072
 value of future profits
Deferred income taxes, net                               2,110             1,557
Goodwill                                                    --               250
Other assets                                               994             1,306
Separate account assets                                140,874           141,558
                                                   -----------       -----------
                                     TOTAL ASSETS     $202,715          $215,891
                                                   -----------       -----------
LIABILITIES
Reserve for future policy benefits and unpaid          $12,874           $11,916
 losses and loss adjustment expenses
Other policyholder funds and benefits payable           36,856            40,501
Other policyholder funds and benefits payable --            --             1,837
 international unit-linked bonds and pension
 products
Consumer notes                                              84               161
Other liabilities (includes variable interest            3,788             9,535
 entity liabilities of $35 and $111)
Separate account liabilities                           140,874           141,558
                                                   -----------       -----------
                                TOTAL LIABILITIES      194,476           205,508
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
Common stock -- 1,000 shares authorized, issued              6                 6
 and outstanding, par value $5,690
Additional paid-in capital                               6,959             8,155
Accumulated other comprehensive income, net of             574             1,987
 tax
Retained earnings                                          700               235
                                                   -----------       -----------
                       TOTAL STOCKHOLDER'S EQUITY        8,239            10,383
                                                   -----------       -----------
       TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $202,715          $215,891
                                                   -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                ACCUMULATED
                                                           ADDITIONAL              OTHER
                                          COMMON             PAID-IN           COMPREHENSIVE
                                           STOCK             CAPITAL           INCOME (LOSS)
                                                              (IN MILLIONS)
-------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2012                  $ 6              $ 8,155              $ 1,987
Capital contributions to parent              --               (1,196)
Dividends declared                           --
Net income                                   --
Change in noncontrolling interest
ownership                                    --
Total other comprehensive income             --                                    (1,413)
                                            ---                                   -------
            BALANCE, DECEMBER 31, 2013       $6               $6,959                 $574
                                            ---              -------              -------
BALANCE, DECEMBER 31, 2011                  $ 6              $ 8,271                $ 953
Capital contributions to parent              --                 (116)                  --
Net income                                   --                   --                   --
Change in noncontrolling interest            --                   --                   --
 ownership
Total other comprehensive income             --                   --                1,034
                                            ---              -------              -------
            BALANCE, DECEMBER 31, 2012       $6               $8,155               $1,987
                                            ---              -------              -------
BALANCE, DECEMBER 31, 2010                  $ 6              $ 8,265               $ (322)
Capital contributions from parent            --                    6                   --
Dividends declared                           --                   --                   --
Net income                                   --                   --                   --
Total other comprehensive income             --                   --                1,275
                                            ---              -------              -------
            BALANCE, DECEMBER 31, 2011       $6               $8,271                 $953
                                            ---              -------              -------


                                          RETAINED                                         TOTAL
                                          EARNINGS            NON-CONTROLLING          STOCKHOLDER'S
                                          (DEFICIT)              INTEREST                  EQUITY
                                                                (IN MILLIONS)
--------------------------------------  --------------------------------------------------------------
BALANCE, DECEMBER 31, 2012                  $ 235                   $ --                  $ 10,383
Capital contributions to parent                                                            (1,196)
Dividends declared                             --                                              --
Net income                                    465                      6                      471
Change in noncontrolling interest
ownership                                                             (6)                      (6)
Total other comprehensive income                                                           (1,413)
                                                                                          -------
            BALANCE, DECEMBER 31, 2013       $700                   $ --                   $8,239
                                            -----                  -----                  -------
BALANCE, DECEMBER 31, 2011                  $ (319)                 $ --                  $ 8,911
Capital contributions to parent                --                     --                     (116)
Net income                                    554                      2                      556
Change in noncontrolling interest              --                     (2)                      (2)
 ownership
Total other comprehensive income               --                     --                    1,034
                                            -----                  -----                  -------
            BALANCE, DECEMBER 31, 2012       $235                   $ --                  $10,383
                                            -----                  -----                  -------
BALANCE, DECEMBER 31, 2010                  $ (562)                 $ --                  $ 7,387
Capital contributions from parent              --                     --                        6
Dividends declared                             (1)                    --                       (1)
Net income                                    244                     --                      244
Total other comprehensive income               --                     --                    1,275
                                            -----                  -----                  -------
            BALANCE, DECEMBER 31, 2011      $(319)                  $ --                   $8,911
                                            -----                  -----                  -------

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2013           2012           2011
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
Net income                                471           $556           $244
ADJUSTMENTS TO RECONCILE NET
 INCOME(LOSS) TO NET CASH PROVIDED
 BY OPERATING ACTIVITIES
Amortization of deferred policy
 acquisition costs and present
 value of future profits                  228            359            474
Additions to deferred policy
 acquisition costs and present
 value of future profits                  (16)          (329)          (381)
Change in:
 Reserve for future policy benefits
  and unpaid losses and loss
  adjustment expenses                     230            (44)           252
 Reinsurance recoverables                (795)           (47)            57
 Receivables and other assets             (80)           158              9
 Payables and accruals                 (1,532)        (1,035)         2,402
 Accrued and deferred income taxes        589            392           (125)
Net realized capital (gains) losses      (678)         1,413              1
Net receipts (disbursements) from
 investment contracts related to
 policyholder funds --
 international unit-linked bonds
 and pension products                  (1,833)           (92)          (323)
Net (increase) decrease in equity
 securities, trading                    1,835            120            312
Goodwill Impairment                        --            149             --
Reinsurance loss on disposition         1,491             61             --
Depreciation and amortization              53            164            194
Other, net                               (328)           202           (108)
                                     --------       --------       --------
     NET CASH PROVIDED BY OPERATING
                         ACTIVITIES      (365)         2,027          3,008
INVESTING ACTIVITIES
Proceeds from the
 sale/maturity/prepayment of:
 Fixed maturities,
  available-for-sale                   19,206         23,759         19,801
 Fixed maturities, fair value
  option                                  322            283             37
 Equity securities,
  available-for-sale                       81            133            147
 Mortgage loans                           355            306            332
 Partnerships                             127            110            128
Payments for the purchase of:
 Fixed maturities and short-term
  investments, available-for-sale     (14,532)       (23,949)       (20,517)
 Fixed maturities, fair value
  option                                 (134)          (182)          (661)
 Equity securities,
  available-for-sale                      (79)           (97)          (230)
 Mortgage loans                          (177)        (1,056)        (1,246)
 Partnerships                             (99)          (417)          (436)
Proceeds from business sold               745             58             --
Change in derivatives, net             (1,900)        (2,275)           938
Change in policy loans, net                (7)             1            176
Change in short-term investments,
 net                                      363          1,404           (598)
Change in all other, net                  (20)            --              1
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               INVESTING ACTIVITIES     4,251         (1,922)        (2,128)
FINANCING ACTIVITIES
Deposits and other additions to
 investment and universal life-type
 contracts                              5,943         10,004         12,124
Withdrawals and other deductions
 from investment and universal
 life-type contracts                  (24,473)       (24,608)       (22,720)
Net transfers from (to) separate
 accounts related to investment and
 universal life-type contracts         16,978         13,196         10,439
Net (decrease) increase in
 securities loaned or sold under
 agreements to repurchase              (1,615)         1,615             --
Capital contributions (to) from
 parent                                (1,200)            --             --
Fee to recapture affiliate
 reinsurance                             (347)            --             --
Net repayments at maturity or
 settlement of consumer notes             (77)          (153)           (68)
                                     --------       --------       --------
    NET CASH (USED FOR) PROVIDED BY
               FINANCING ACTIVITIES    (4,791)            54           (225)
Foreign exchange rate effect on
 cash                                       9             --             (3)
Net increase (decrease) in cash          (896)           159            652
Cash -- beginning of year               1,342          1,183            531
                                     --------       --------       --------
CASH -- END OF YEAR                      $446         $1,342         $1,183
                                     --------       --------       --------
SUPPLEMENTAL DISCLOSURE OF CASH
 FLOW INFORMATION:
Net cash paid (received) during the
 year for income taxes                   (181)          (395)          (105)
Noncash return of capital                  (4)          (126)            --
SUPPLEMENTAL DISCLOSURE OF NON-CASH
 INVESTING ACTIVITY
Conversion of fixed maturities,
 available-for-sale to equity
 securities, available-for-sale            --             43             --

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). Hartford Life, Inc., a Delaware corporation ("HLI") is the parent of HLA. The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

On January 1, 2013, HLI completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 HLI completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. ("Prudential"). On December 12, 2013, the Company completed the sale of the U.K variable annuity business of Hartford Life International Limited ("HLIL"), an indirect wholly-owned subsidiary. As a result of this transaction, the operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations as further discussed in Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements. For further discussion of these and other such transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under Hartford Funds Management Group, Inc., also a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. The Company effected the reorganization by distributing certain Mutual Funds subsidiaries to HLA in the form of a return of capital effective December 31, 2012. The reorganization was accounted for by the Company as a transfer of net assets at book value between entities under common control.

In connection with the reorganization of the Mutual Funds business, investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012. Following the reorganization, Hartford Funds Management Company, LLC, an indirect subsidiary of HLI, will replace HL Investment Advisors, LLC as the investment advisor for The Hartford's mutual funds. The Mutual Funds reporting segment contributed less than 10% of the net income attributable to HLIC for the year ended December 31, 2012. The carrying value of the subsidiaries distributed was $203 and $116 as of December 31, 2012 and 2011, respectively. For further discussion of the reorganization of the Mutual Funds business, see Note 7 --Goodwill , Note 13 -- Transactions with Affiliates, and Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. For information on the specific businesses and related impacts, see Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters (see Note 12). The related accounting policies are summarized in the Significant Accounting Policies section of this footnote unless indicated otherwise herein. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are as follows:

SEGMENT INFORMATION

The Company currently conducts business in a single reporting segment comprised of business from the Company's U.S. annuity, international annuity, and institutional and private-placement life insurance businesses following the sale of the Retirement Plans and Individual Life businesses in January 2013. In addition, the Company no longer has a Mutual Funds reporting segment following the reorganization of its Mutual Funds business effective December 31, 2012. For further discussion of the Retirement Plans and Individual Life transactions, see
Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For further discussion of the reorganization of the Mutual Funds business, see the Basis of Presentation section of this footnote. The Company's determination that it operates in a single reporting segment is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 2%, 5% and 2% of the total life insurance policies as of December 31, 2013, 2012, and 2011, respectively. Dividends to policyholders were $18, $20 and $17 for the years ended December 31, 2013, 2012, and 2011, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

FAIR VALUE

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"); fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; certain limited partnerships and other alternative investments; separate account assets and certain other liabilities. For further discussion of fair value, see Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements.

INVESTMENTS

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Accumulated Other Comprehensive Income (Loss) ("AOCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value with changes in value recorded in realized capital gains and losses on the Company's Consolidated Statements of Operations. The equity investments associated with the variable annuity products are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value primarily accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income; however, the Company also uses investment fund accounting applied to a wholly-owned fund of funds. Recognition of income related to limited partnerships and other alternative investment is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2013, 2012 and 2011 may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems bonds and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels.

These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by investment and accounting professionals. The investment and accounting professionals will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, available-for-sale, dividends will be recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company's share of earnings; however, the Company also uses investment fund accounting applied to a wholly-owned fund of funds. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2013, 2012 and 2011.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of over-the-counter ("OTC") derivatives, including transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.

During 2013, the Company began clearing interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in
Note 4 -- Investments and Derivative Instruments. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. Changes in the fair value of the hedged item attributable to the hedged risk is no longer adjusted through current period earnings and the existing basis adjustment is amortized to earnings over the remaining life of the hedged item through the applicable earnings component associated with the hedged item.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is defined as the risk of financial loss due to uncertainty of an obligor's or counterparty's ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. These agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company's domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. The Company entered into two reinsurance transactions upon completion of the sales of its Retirement Plans and Individual Life businesses in January 2013. For further discussion of these transactions, see Note 2 -- Business Dispositions and Note 5 -- Reinsurance of Notes to Consolidated Financial Statements.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Deferred policy acquisition costs represent costs that are directly related to the successful acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts.

For life insurance products, the DAC asset, which includes the present value of future profits, related to most universal life-type contracts (primarily variable annuities) and is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. The Company will continue to evaluate its assumptions related to policyholder behavior as initiatives to reduce the size of the variable annuity business are implemented by management. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

GOODWILL

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011 without applying information that has been learned since those periods, the Company prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable account value portion of variable annuity and variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

Other policyholder funds and benefits payable consist of non-variable account values associated with universal life-type contracts and investment contracts.

The Company has classified its fixed and variable annuities and universal life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2.  BUSINESS DISPOSITIONS

SALE OF HARTFORD LIFE INTERNATIONAL LIMITED ("HLIL")

On December 12, 2013, the Company completed the sale of HLIL, an indirect wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285. At closing, HLIL's sole asset was its subsidiary, Hartford Life Limited ("HLL"), a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The sale transaction resulted in an after-tax loss of $51 upon disposition in the year ended December 31, 2013. The operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations. For further information regarding discontinued operations, see Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

SALE OF RETIREMENT PLANS

On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The business sold included products and services to corporations pursuant to Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), and products and services to municipalities and not-for-profit organizations under Sections 457 and 403(b) of the Code, collectively referred to as government plans. The sale was structured as a reinsurance transaction and resulted in an after-tax gain of $45 in the year ended December 31, 2013. The Company recognized $565 in reinsurance loss on disposition including a reduction in goodwill of $87, offset by $634 in realized capital gains for a $69 impact to income, pre-tax.

Upon closing, the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under an indemnity reinsurance arrangement. The reinsurance transaction does not extinguish the Company's primary liability on the insurance policies issued under the Retirement Plans business. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and recognized other non-cash decreases in assets totaling $100 relating to deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. The Company will continue to sell retirement plans during a transition period of 18-24 months and MassMutual will assume all expenses and risk for these sales through the reinsurance agreement.

For the years ended December 31, 2012 and 2011, Retirement Plans total revenue was $706 and $766, respectively and net income (loss) was $(39) and $3, respectively.

SALE OF INDIVIDUAL LIFE

On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The business sold included variable universal life, universal life, and term life insurance. The sale was structured as a reinsurance transaction and resulted in a loss on business disposition consisting of a reinsurance loss partially offset by realized capital gains. In 2012, the Company recognized a reinsurance loss on business disposition of $61, pre-tax, which included a goodwill impairment of the same amount. For further information regarding the goodwill impairment, see
Note 7 -- Goodwill of Notes to Consolidated Financial Statements. Upon closing the Company recognized an additional reinsurance loss on disposition of $927, including a reduction in goodwill of $163 offset by realized capital gains of $927 for a $0 impact on income, pre-tax.

Upon closing, the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The reinsurance transaction does not extinguish the Company's primary liability under the Individual Life business. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and recognized other non-cash decreases in assets totaling $1.8 billion of deferred acquisition costs, deferred income taxes, goodwill and other assets, and other non-cash decreases in liabilities totaling $1.9 billion relating to other liabilities associated with the disposition. The Company will continue to sell life insurance products and riders during a transition period of 18-24 months and Prudential will assume all expenses and risk for these sales through the reinsurance agreement.

For the years ended December 31, 2012 and 2011, Individual Life total revenue was $1,303 and $1,300, respectively and net income was $21 and $85, respectively.

COMPOSITION OF INVESTED ASSETS TRANSFERRED

The following table presents invested assets transferred by the Company in connection with the sale of the Retirement Plans and Individual Life businesses in January 2013. In December 2012, the Company recognized intent-to-sell impairments of $173 and gains on derivatives hedging of $108 associated with the sale of these assets.

                                           AS OF DECEMBER 31,
                                                  2012
                                             CARRYING VALUE
--------------------------------------------------------------
Total fixed maturities, AFS, at fair
 value (amortized
 cost of $13,596) (1)                           $15,015
Equity securities, AFS, at fair value
 (cost of $27) (2)                                   28
Fixed maturities, at fair value using
 the FVO (3)                                         16
Mortgage loans (net of allowances for
 loan losses of $1)                               1,288
Policy loans, at outstanding balance                542
                                                -------
       TOTAL INVESTED ASSETS TRANSFERRED        $16,889
                                                -------

(1) The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).

(2) Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.

(3) All equity securities transferred are included in level 2 of the fair value hierarchy.

(4) All FVO securities transferred are included in level 3 of the fair value hierarchy.

PURCHASE AGREEMENT WITH FORETHOUGHT FINANCIAL GROUP, INC.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company ceased the sale of such annuity policies and the reinsurance agreement terminated as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012 and the impact of this transaction was not material to the Company's results of operations, financial position or liquidity.

SALE OF WOODBURY FINANCIAL SERVICES, INC.

On November 30, 2012, The Hartford completed the sale of Woodbury Financial Services, an indirect wholly-owned subsidiary, to AIG Advisor Group, a subsidiary of American International Group, Inc. The impact of the disposition of this business was not material to the Company's results of operations, financial position or liquidity.

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On July 13, 2012, The Hartford closed a sale transaction with Philadelphia Financial Group whereby Philadelphia Financial Group acquired certain assets used to administer the Company's private placement life insurance ("PPLI") businesses and will service the PPLI businesses. The Company retained certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Upon closing, the Company recorded a deferred gain of $61 after-tax, which will be amortized over the estimated life of the underlying insurance policies.

See Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements for the sale of certain subsidiaries that are being reported as discontinued operations.

3.  FAIR VALUE MEASUREMENTS

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds and exchange traded equity securities, open-ended mutual funds reported in separate account assets and exchange-traded derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks, including those reported in separate account assets, are model priced by vendors using observable inputs and are classified within Level 2. Also included are limited partnerships and other alternative assets measured at fair value where an investment can be redeemed, or substantially redeemed, at the NAV at the measurement date or in the near-term, not to exceed 90 days; as well as, derivative instruments.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivative securities, as well as limited partnerships and other alternative investments carried at fair value that cannot be redeemed in the near-term at the NAV. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. For the year ended December 31, 2013, transfers from Level 1 to Level 2 were $287, which represented previously on-the-run U.S. Treasury securities that are now off-the-run, and there were no transfers from Level 2 to Level 1. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or are within illiquid markets.

The following tables present assets and (liabilities) carried at fair value by hierarchy level. These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and (liabilities) carried at fair value by hierarchy level.

                                                                              DECEMBER 31, 2013
                                                                  QUOTED PRICES              SIGNIFICANT           SIGNIFICANT
                                                                IN ACTIVE MARKETS            OBSERVABLE            UNOBSERVABLE
                                                               FOR IDENTICAL ASSETS            INPUTS                 INPUTS
                                                TOTAL               (LEVEL 1)                 (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                              $1,129                  $ --                   $1,021                  $108
 CDOs                                              1,448                    --                    1,020                   428
 CMBS                                              2,347                    --                    1,987                   360
 Corporate                                        16,917                    --                   16,127                   790
 Foreign government/government agencies            1,177                    --                    1,139                    38
 States, municipalities and political
  subdivisions ("Municipal")                         965                    --                      916                    49
 RMBS                                              2,431                    --                    1,633                   798
 U.S. Treasuries                                   1,749                 1,077                      672                    --
                                             -----------           -----------                ---------              --------
Total fixed maturities                            28,163                 1,077                   24,515                 2,571
Fixed maturities, FVO                                791                    --                      613                   178
Equity securities, trading                            12                    12                       --                    --
Equity securities, AFS                               372                   207                      114                    51
Derivative assets
 Credit derivatives                                    9                    --                       11                    (2)
 Foreign exchange derivatives                         14                    --                       14                    --
 Interest rate derivatives                           (57)                   --                      (57)                   --
 U.S. guaranteed minimum withdrawal benefit
  ("GMWB") hedging instruments                        26                    --                      (42)                   68
 U.S. macro hedge program                            109                    --                       --                   109
 International program hedging instruments           171                    --                      173                    (2)
                                             -----------           -----------                ---------              --------
Total derivative assets (1)                          272                    --                       99                   173
Short-term investments                             1,952                   228                    1,724                    --
Limited partnerships and other alternative
 investments (2)                                     468                    --                      414                    54
Reinsurance recoverable for U.S. GMWB and
 Japan GMWB, GMIB, and GMAB                         (398)                   --                       67                  (465)
Separate account assets (3)                      138,482                99,917                   37,828                   737
                                             -----------           -----------                ---------              --------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON
                          A RECURRING BASIS     $170,114              $101,441                  $65,374                $3,299
                                             -----------           -----------                ---------              --------
PERCENTAGE OF LEVEL TO TOTAL                         100%                   60%                      38%                    2%
                                             -----------           -----------                ---------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
 A RECURRING BASIS
Other policyholder funds and benefits
 payable
 Guaranteed living benefits                        $(576)                 $ --                     $ --                 $(576)
 Equity linked notes                                 (18)                   --                       --                   (18)
                                             -----------           -----------                ---------              --------
Total other policyholder funds and benefits
 payable                                            (594)                   --                       --                  (594)
Derivative liabilities
 Credit derivatives                                   11                    --                        7                     4
 Equity derivatives                                   18                    --                       16                     2
 Foreign exchange derivatives                       (382)                   --                     (382)                   --
 Interest rate derivatives                          (319)                   --                     (295)                  (24)
 U.S. GMWB hedging instruments                        15                    --                      (63)                   78
 U.S. macro hedge program                             30                    --                       --                    30
 International program hedging instruments          (198)                   --                     (139)                  (59)
                                             -----------           -----------                ---------              --------
Total derivative liabilities (4)                    (825)                   --                     (856)                   31
Consumer notes (5)                                    (2)                   --                       --                    (2)
                                             -----------           -----------                ---------              --------
    TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
                 VALUE ON A RECURRING BASIS      $(1,421)                 $ --                    $(856)                $(565)
                                             -----------           -----------                ---------              --------

                                                                   DECEMBER 31, 2012
                                                        QUOTED PRICES               SIGNIFICANT              SIGNIFICANT
                                                      IN ACTIVE MARKETS              OBSERVABLE              UNOBSERVABLE
                                                     FOR IDENTICAL ASSETS              INPUTS                   INPUTS
                                     TOTAL                (LEVEL 1)                  (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                   $1,673                   $ --                    $1,435                     $238
 CDOs                                   2,160                     --                     1,437                      723
 CMBS                                   3,912                     --                     3,380                      532
 Corporate                             30,979                     --                    29,639                    1,340
 Foreign
  government/government
  agencies                              1,460                     --                     1,426                       34
 States, municipalities and
  political subdivisions
  ("Municipal")                         1,998                     --                     1,829                      169
 RMBS                                   4,671                     --                     3,538                    1,133
 U.S. Treasuries                        2,551                     78                     2,473                       --
                                   ----------             ----------                  --------                 --------
Total fixed maturities                 49,404                     78                    45,157                    4,169
Fixed maturities, FVO                   1,010                      6                       805                      199
Equity securities, trading              1,847                  1,847                        --                       --
Equity securities, AFS                    400                    203                       142                       55
Derivative assets
 Credit derivatives                       (10)                    --                        --                      (10)
 Equity derivatives                        30                     --                        --                       30
 Foreign exchange
  derivatives                             104                     --                       104                       --
 Interest rate derivatives                108                     --                       144                      (36)
 U.S. GMWB hedging
  instruments                              36                     --                       (53)                      89
 U.S. macro hedge program                 186                     --                        --                      186
 International program
  hedging instruments                     127                     --                       142                      (15)
                                   ----------             ----------                  --------                 --------
Total derivative assets (1)               581                     --                       337                      244
 Short-term investments                 2,354                    242                     2,112                       --
 Limited partnerships and
  other alternative
  investments                             414                     --                       264                      150
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB                         1,081                     --                        --                    1,081
Separate account assets (3)           138,497                 97,976                    39,938                      583
                                   ----------             ----------                  --------                 --------
  TOTAL ASSETS ACCOUNTED FOR
          AT FAIR VALUE ON A
             RECURRING BASIS         $195,588               $100,352                   $88,755                   $6,481
                                   ----------             ----------                  --------                 --------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING
 BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits           $(3,119)                  $ --                      $ --                  $(3,119)
 Equity linked notes                       (8)                    --                        --                       (8)
                                   ----------             ----------                  --------                 --------
Total other policyholder
 funds and benefits payable            (3,127)                    --                        --                   (3,127)
Derivative liabilities
 Credit derivatives                        (6)                    --                       (20)                      14
 Equity derivatives                        15                     --                        --                       15
 Foreign exchange
  derivatives                             (17)                    --                       (17)                      --
 Interest rate derivatives               (359)                    --                      (338)                     (21)
 U.S. GMWB hedging
  instruments                             536                     --                       106                      430
 U.S. macro hedge program                 100                     --                        --                      100
 International program
  hedging instruments                    (231)                    --                      (171)                     (60)
                                   ----------             ----------                  --------                 --------
Total derivative liabilities
 (4)                                       38                     --                      (440)                     478
Other liabilities                          --                     --                        --                       --
Consumer notes (5)                         (2)                    --                        --                       (2)
                                   ----------             ----------                  --------                 --------
 TOTAL LIABILITIES ACCOUNTED
      FOR AT FAIR VALUE ON A
             RECURRING BASIS          $(3,091)                  $ --                     $(440)                 $(2,651)
                                   ----------             ----------                  --------                 --------

(1) Includes OTC and OTC-cleared derivative instruments in a net asset value position after consideration of the impact of collateral posting requirements, which may be imposed by agreements, clearinghouse rules, and applicable law. At December 31, 2013 and December 31, 2012, $120 and $92, respectively, was netted against the derivative asset value in the Consolidated Balance Sheet and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value.

(3) As of December 31, 2013 and 2012, excludes approximately $2.4 billion and $3.1 billion, respectively, of investment sales receivable that are not subject to fair value accounting.

(4) Includes OTC and OTC-cleared derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the sum of the derivative asset and liability positions are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups, a Securities Fair Value Working Group ("Securities Working Group") and a Derivatives Fair Value Working Group ("Derivatives Working Group"), which include the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company's operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs; as well as, an analysis of significant changes to current models.

AFS SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. If none of these pricing sources are available, the Company will estimate fair value utilizing an internal pricing model. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows, prepayments speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs an ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded and OTC-cleared derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2013 and December 31, 2012, 97% and 98%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Derivatives Working Group performs ongoing analysis of the valuations, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives as well as for any existing deals with a market value greater than $10 and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities.

Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS

Limited partnerships and other alternative investments include hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value. These funds are fair valued using the net asset value per share or equivalent ("NAV"), as a practical expedient, calculated on a monthly basis and is the amount at which a unit or shareholder may redeem their investment, if redemption is allowed. Certain impediments to redemption include, but are not limited to the following: 1) redemption notice periods vary and may be as long as 90 days, 2) redemption may be restricted (e.g. only be allowed on a quarter-end), 3) a holding period referred to as a lock-up may be imposed whereby an investor must hold their investment for a specified period of time before they can make a notice for redemption, 4) gating provisions may limit all redemptions in a given period to a percentage of the entities' equity interests, or may only allow an investor to redeem a portion of their investment at one time and 5) early redemption penalties may be imposed that are expressed as a percentage of the amount redeemed. The Company will assess impediments to redemption and current market conditions that will restrict the redemption at the end of the notice period. Any funds that are subject to significant liquidity restrictions are reported in Level 3; all others have been classified as Level 2.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. Certain limited partnerships and other alternative investments are measured at fair value using a NAV as a practical expedient. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets; as well as, certain limited partnerships and other alternative investments and derivative instruments.

          - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

          - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.

          - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.

          - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

          - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.

          - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.

          - CREDIT DERIVATIVES -- Primary inputs include the swap yield curve and credit default swap curves.

          - FOREIGN EXCHANGE DERIVATIVES -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

          - INTEREST RATE DERIVATIVES -- Primary input is the swap yield curve.

          - LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS -- Primary inputs include a NAV for investment companies with no redemption restrictions as reported on their U.S. GAAP financial statements.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Level 3 investments also include certain limited partnerships and other alternative investments measured at fair value where the Company does not have the ability to redeem the investment in the near-term at the NAV. Also included in Level 3, are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above; but also include equity and interest rate volatility and swap yield curves beyond observable limits.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                            AS OF DECEMBER 31, 2013

                                             PREDOMINANT              SIGNIFICANT
                                              VALUATION              UNOBSERVABLE
SECURITIES                  FAIR VALUE          METHOD                   INPUT
-----------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                           $360          Discounted cash          Spread (encompasses)
                                                       flows                  prepayment,
                                                                    default risk and loss
                                                                                 severity
Corporate (3)                   398          Discounted cash            Spread
                                                       flows
Municipal (3)                    29          Discounted cash            Spread
                                                       flows
RMBS                            798          Discounted cash            Spread
                                                       flows
                                                               Constant prepayment rate
                                                                 Constant default rate
                                                                     Loss severity

                                                UNOBSERVABLE INPUTS
                                                                                                IMPACT OF
                                                                              WEIGHTED      INCREASE IN INPUT
SECURITIES                    MINIMUM                 MAXIMUM               AVERAGE (1)     ON FAIR VALUE (2)
------------------------  ------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                            99bps                 2,511bps                 446bps            Decrease

Corporate (3)                  119bps                 5,594bps                 332bps            Decrease

Municipal (3)                  184bps                   184bps                 184bps            Decrease

RMBS                            62bps                 1,748bps                 245bps            Decrease

                                   --%                      10%                     3%           Decrease   (4)
                                    1%                      22%                     8%           Decrease
                                   --%                     100%                    80%           Decrease

                            AS OF DECEMBER 31, 2012

                                               PREDOMINANT              SIGNIFICANT
                                                VALUATION              UNOBSERVABLE
SECURITIES                   FAIR VALUE           METHOD                   INPUT
-------------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                             $532          Discounted cash          Spread (encompasses)
                                                         flows                  prepayment,
                                                                      default risk and loss
                                                                                   severity
Corporate (3)                     888          Discounted cash            Spread
                                                         flows
Municipal                         169          Discounted cash            Spread
                                                         flows
RMBS                            1,133          Discounted cash            Spread
                                                         flows
                                                                 Constant prepayment rate
                                                                   Constant default rate
                                                                       Loss severity

                                                                                                  IMPACT OF
                                                 UNOBSERVABLE INPUTS           WEIGHTED       INCREASE IN INPUT
SECURITIES                    MINIMUM                 MAXIMUM                AVERAGE (1)      ON FAIR VALUE (2)
------------------------  --------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                           320bps                 3,615bps                 1,013bps            Decrease

Corporate (3)                  145bps                   900bps                   333bps            Decrease

Municipal                      227bps                   344bps                   254bps            Decrease

RMBS                            54bps                 1,689bps                   379bps            Decrease

                                   --%                      12%                       2%           Decrease   (4)
                                    1%                      24%                       8%           Decrease
                                   --%                     100%                      80%           Decrease

(1) The weighted average is determined based on the fair value of the securities.

(2) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

(3) Level 3 corporate and municipal securities excludes those for which the Company bases fair value on broker quotations as discussed below.

(4) Decrease for above market rate coupons and increase for below market rate coupons.

                            AS OF DECEMBER 31, 2013

                                            PREDOMINANT
                                             VALUATION       SIGNIFICANT UNOBSERVABLE
FREESTANDING DERIVATIVES   FAIR VALUE          METHOD                 INPUT
-------------------------------------------------------------------------------------
Interest rate derivative
                                          Discounted cash       Swap curve beyond 30
 Interest rate swaps           (24)            flows                           years
U.S. GMWB hedging
 instruments
 Equity options                 72          Option model           Equity volatility
                                          Discounted cash
 Customized swaps               74             flows               Equity volatility
U.S. macro hedge program
 Equity options                139          Option model           Equity volatility
International hedging
 program (2)
 Equity options                (66)         Option model           Equity volatility
 Short interest rate
  swaptions                    (12)         Option model     Interest rate volatility
 Long interest rate
  swaptions                     48          Option model     Interest rate volatility

                                 UNOBSERVABLE INPUTS
                                                                 IMPACT OF
                                                             INCREASE IN INPUT
FREESTANDING DERIVATIVES     MINIMUM             MAXIMUM     ON FAIR VALUE (1)
------------------------  -----------------------------------------------------
Interest rate derivative

 Interest rate swaps             4%                  4%           Increase
U.S. GMWB hedging
 instruments
 Equity options                 21%                 29%           Increase

 Customized swaps               10%                 50%           Increase
U.S. macro hedge program
 Equity options                 24%                 31%           Increase
International hedging
 program (2)
 Equity options                 29%                 37%           Increase
 Short interest rate
  swaptions                     --%                  1%           Decrease
 Long interest rate
  swaptions                      1%                  1%           Increase

                            AS OF DECEMBER 31, 2012

                                             PREDOMINANT
                                              VALUATION       SIGNIFICANT UNOBSERVABLE
FREESTANDING DERIVATIVES    FAIR VALUE          METHOD                 INPUT
--------------------------------------------------------------------------------------
Equity derivatives
 Equity options                  45          Option model           Equity volatility
Interest rate derivative
                                           Discounted cash       Swap curve beyond 30
 Interest rate swaps            (57)            flows                           years
U.S. GMWB hedging
 instruments
 Equity options                 281          Option model           Equity volatility
                                           Discounted cash
 Customized swaps               238             flows               Equity volatility
U.S. macro hedge program
 Equity options                 286          Option model           Equity volatility
International hedging
 program
 Equity options                  44          Option model           Equity volatility
 Long interest rate            (119)         Option model     Interest rate volatility

                                 UNOBSERVABLE INPUTS
                                                                  IMPACT OF
                                                              INCREASE IN INPUT
FREESTANDING DERIVATIVES     MINIMUM              MAXIMUM     ON FAIR VALUE (1)
------------------------  -----------------------------------------------------
Equity derivatives
 Equity options                13.0%                 24%           Increase
Interest rate derivative

 Interest rate swaps            2.8%                2.8%           Increase
U.S. GMWB hedging
 instruments
 Equity options                  10%                 31%           Increase

 Customized swaps                10%                 50%           Increase
U.S. macro hedge program
 Equity options                  24%                 43%           Increase
International hedging
 program
 Equity options                  22%                 33%           Increase
 Long interest rate              --%                  1%           Increase

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

(2) Level 3 international program hedging instruments excludes those for which the Company bases fair value on broker quotations.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, FVO and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2013, no significant adjustments were made by the Company to broker prices received.

As of December 31, 2013 and December 31, 2012, excluded from the tables above are limited partnerships and other alternative investments which total $54 and $150, respectively, of Level 3 assets measured at fair value. The predominant valuation method uses a NAV calculated on a monthly basis and represents funds where the Company does not have the ability to redeem the investment in the near-term at that NAV, including an assessment of the investee's liquidity.

PRODUCT DERIVATIVES

The Company formerly offered and subsequently reinsured certain variable annuity products with GMWB riders in the U.S. The Company has also assumed, through reinsurance from HLIKK, GMIB, GMWB and GMAB riders. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") which is generally equal to premiums less withdrawals. If the policyholder's account value is reduced a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Living benefits required to be fair valued include U.S guaranteed withdrawal benefits, international guaranteed withdrawal benefits and international other guaranteed living benefits. Fair values for GMWB and GMAB contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives are calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

Oversight of the Company's valuation policies and processes for product and U.S. GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. For the years ended December 31, 2013, 2012 and 2011, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $492, $499 and $(156), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains of $28, $76 and $13 for the years ended December 31, 2013, 2012 and 2011. As of December 31, 2013 and 2012 the behavior risk margin was $32 and $77, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $11, $29 and $(18) for the years ended December 31, 2013, 2012 and 2011, respectively.

Significant unobservable inputs used in the fair value measurement of living benefits required to be fair valued and the U.S. GMWB reinsurance derivative are withdrawal utilization and withdrawal rates, lapse rates, reset elections and equity volatility. The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the Living Benefits Required to be Fair Valued and the reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB. Significant increases in any of the significant unobservable inputs, in isolation, will generally have an increase or decrease correlation with the fair value measurement, as shown in the table.

                                                                      UNOBSERVABLE INPUTS
                                                                                       IMPACT OF INCREASE IN INPUT
                                                                                              ON FAIR VALUE
                                              MINIMUM              MAXIMUM                   MEASUREMENT (1)
---------------------------------------------------------------------------------------------------------------------
SIGNIFICANT UNOBSERVABLE INPUT
Withdrawal Utilization (2)                       20%                  100%                        Increase
Withdrawal Rates (2)                              0%                    8%                        Increase
Annuitization utilization (3)                     0%                  100%                        Increase
Lapse Rates (4)                                   0%                   75%                        Decrease
Reset Elections (5)                              20%                   75%                        Increase
Equity Volatility (6)                            10%                   50%                        Increase
                                                ---                  ----                       ----------

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

(2) Ranges represent assumed cumulative percentages of policyholders taking withdrawals and the annual amounts withdrawn.

(3) For reinsurance associated with Japan GMIB, range represents assumed cumulative percentages of policyholders annuitizing variable annuity contracts.

(4) Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

(5) Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

(6) Range represents implied market volatilities for equity indices based on multiple pricing sources.

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB or GMAB riders is typically different from policyholders that do not utilize these riders.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account's share of the fair value of the equity in the investment ("net asset value") and are classified in level 3 based on the Company's ability to redeem its investment.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ended December 31, 2013 and 2012, for the financial instruments classified as Level 3.

                                                      FIXED MATURITIES, AFS

                                  ABS           CDOS               CMBS             CORPORATE
------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2013                             $238           $723               $532              $1,340
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)    (12)            18                (14)                  6
 Included in OCI (3)                32            110                 53                  (4)
Purchases                           25             37                 37                  75
Settlements                         (6)          (113)               (89)               (112)
Sales                             (127)          (341)              (152)               (333)
Transfers into Level 3 (4)           3             23                 36                  99
Transfers out of Level 3 (4)       (45)           (29)               (43)               (281)
                                 -----          -----              -----              ------
  FAIR VALUE AS OF DECEMBER 31,
                           2013   $108           $428               $360                $790
                                 -----          -----              -----              ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2013 (2),(7)         $(7)          $ --                $(2)                $(7)
                                 -----          -----              -----              ------

                                        FIXED MATURITIES, AFS
                                       FOREIGN
                                     GOVT./GOVT.
                                       AGENCIES          MUNICIPAL
-------------------------------  -----------------------------------
ASSETS
Fair value as of January 1,
 2013                                     $34               $169
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)            (1)                --
 Included in OCI (3)                       (3)               (10)
Purchases                                  27                 --
Settlements                                (4)                --
Sales                                     (13)              (110)
Transfers into Level 3 (4)                 --                 --
Transfers out of Level 3 (4)               (2)                --
                                         ----              -----
  FAIR VALUE AS OF DECEMBER 31,
                           2013           $38                $49
                                         ----              -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2013 (2),(7)               $ --               $ --
                                         ----              -----

                                      FIXED MATURITIES, AFS
                                                   TOTAL FIXED        FIXED
                                                   MATURITIES,     MATURITIES,
                                      RMBS             AFS             FVO
-------------------------------  ----------------------------------------------
ASSETS
Fair value as of January 1,
 2013                                $1,133           $4,169           $199
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)          39               36             61
 Included in OCI (3)                     42              220             --
Purchases                                74              275             14
Settlements                            (134)            (458)            (2)
Sales                                  (355)          (1,431)           (94)
Transfers into Level 3 (4)               --              161              3
Transfers out of Level 3 (4)             (1)            (401)            (3)
                                     ------          -------          -----
  FAIR VALUE AS OF DECEMBER 31,
                           2013        $798           $2,571           $178
                                     ------          -------          -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2013 (2),(7)              $(1)            $(17)           $44
                                     ------          -------          -----

                                                                FREESTANDING DERIVATIVES (5)

                                           EQUITY
                                        SECURITIES,                                         INTEREST
                                            AFS         CREDIT             EQUITY             RATE
-------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2013             $55           $4                $45               $(57)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)              (10)          (1)               (26)                 7
 Included in OCI (3)                           6           --                 --                 --
Purchases                                      7           --                  1                 --
Settlements                                   --           (1)                (7)                --
Sales                                         (2)          --                 --                 --
Transfers into Level 3 (4)                    --           --                 --                 --
Transfers out of Level 3 (4)                  (5)          --                (11)                26
                                            ----          ---               ----              -----
    FAIR VALUE AS OF DECEMBER 31, 2013       $51           $2                 $2               $(24)
                                            ----          ---               ----              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                   $(9)         $(1)              $(15)                $2
                                            ----          ---               ----              -----

                                                     FREESTANDING DERIVATIVES (5)
                                                                   U.S.
                                                U.S.               MACRO              INTL.
                                                GMWB               HEDGE             PROGRAM
                                               HEDGING            PROGRAM            HEDGING
--------------------------------------  -------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2013                 $519               $286               $(75)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                  (372)              (191)                24
 Included in OCI (3)                               --                 --                 --
Purchases                                          --                 44                (25)
Settlements                                        (4)                --                 (9)
Sales                                              --                 --                 --
Transfers into Level 3 (4)                         --                 --                 (8)
Transfers out of Level 3 (4)                        3                 --                 32
                                                -----              -----              -----
    FAIR VALUE AS OF DECEMBER 31, 2013           $146               $139               $(61)
                                                -----              -----              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                      $(390)             $(187)             $(170)
                                                -----              -----              -----

                                           FREESTANDING DERIVATIVES (5)

                                               OTHER           TOTAL FREE-
                                              CONTRACT          STANDING
                                            DERIVATIVES        DERIVATIVES
--------------------------------------  -----------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2013                $ --               $722
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                   --               (559)
 Included in OCI (3)                              --                 --
Purchases                                         --                 20
Settlements                                       --                (21)
Sales                                                                --
Transfers into Level 3 (4)                       (20)               (28)
Transfers out of Level 3 (4)                      20                 70
                                                ----              -----
    FAIR VALUE AS OF DECEMBER 31, 2013          $ --               $204
                                                ----              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                      $ --              $(761)
                                                ----              -----

                                                                       REINSURANCE
                                                                  RECOVERABLE FOR U.S.
                                                                          GMWB
                                           LIMITED PARTNERSHIPS         AND JAPAN
                                          AND OTHER ALTERNATIVE        GMWB, GMIB,          SEPARATE
                                               INVESTMENTS            AND GMAB (6)          ACCOUNTS
--------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2013                     $150                 $1,081               $583
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                        (5)                (1,856)                23
 Included in OCI (3)                                   --                     --                 --
Purchases                                              64                     --                250
Settlements                                            --                    310                 (2)
Sales                                                  (9)                    --                (88)
Transfers into Level 3 (4)                             --                     --                 45
Transfers out of Level 3 (4)                         (146)                    --                (74)
                                                ---------                -------              -----
      FAIR VALUE AS OF DECEMBER 31, 2013              $54                  $(465)              $737
                                                ---------                -------              -----
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2013 (2),(7)                            $(5)               $(1,856)               $21
                                                ---------                -------              -----

                                                   OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE
                                             GUARANTEED                                   TOTAL OTHER
                                               LIVING            EQUITY LINKED         POLICYHOLDER FUNDS      CONSUMER
                                            BENEFITS (7)             NOTES             AND BENEFITS PAYAB        NOTES
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1, 2013               $(3,119)                $(8)                  $(3,127)              $(2)
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                 2,653                  (10)                   2,643                 --
 Included in OCI (3)                               --                   --                       --                 --
Settlements (8)                                  (110)                  --                     (110)                --
      FAIR VALUE AS OF DECEMBER 31, 2013        $(576)                $(18)                   $(594)               $(2)
                                               ------                 ----                   ------              -----
Changes in unrealized gains (losses)
 included in net income related
 to financial instruments still held at
 December 31, 2013 (2),(7)                     $2,653                 $(10)                  $2,643               $ --
                                               ------                 ----                   ------              -----

The tables below provide a fair value roll forward for the year ended December 31, 2012 for the financial instruments classified as Level 3.

                                                                     FIXED MATURITIES, AFS

                                                                                                                 FOREIGN
                                ABS             CDOS                  CMBS                CORPORATE            GOVT./GOVT.
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2012                           $317             $328                  $348                 $1,497                  $37
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                         (2)             (19)                  (41)                     2                   --
 Included in OCI (3)              45              134                    89                    (38)                   1
Purchases                         18               --                    18                    169                    9
Settlements                      (58)             (36)                 (111)                   (98)                  (4)
Sales                            (34)              (1)                 (109)                   (74)                 (11)
Transfers into Level 3 (4)        12              317                   422                    538                    2
Transfers out of Level 3 (4)     (60)              --                   (84)                  (656)                  --
                               -----            -----                 -----                 ------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2012   $238             $723                  $532                 $1,340                  $34
                               -----            -----                 -----                 ------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)       $(1)            $(11)                 $(17)                   $(7)                $ --
                               -----            -----                 -----                 ------                 ----

                                              FIXED MATURITIES, AFS
                                                                     TOTAL FIXED          FIXED
                                                                     MATURITIES,       MATURITIES,
                                  MUNICIPAL           RMBS               AFS               FVO
-----------------------------  ---------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2012                                $382              $933             $3,842             $484
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                              (5)              (68)              (133)             106
 Included in OCI (3)                   34               298                563               --
Purchases                             174               289                677                1
Settlements                            --              (125)              (432)              (1)
Sales                                 (91)             (173)              (493)            (391)
Transfers into Level 3 (4)             --                 2              1,293               --
Transfers out of Level 3 (4)         (325)              (23)            (1,148)              --
                                    -----            ------            -------            -----
FAIR VALUE AS OF DECEMBER 31,
                         2012        $169            $1,133             $4,169             $199
                                    -----            ------            -------            -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)            $(5)             $(11)              $(52)             $(7)
                                    -----            ------            -------            -----

                                                                     FREESTANDING DERIVATIVES (5)

                                        EQUITY
                                     SECURITIES,                                                  INTEREST
                                         AFS            CREDIT                EQUITY                RATE
------------------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2012                                     $56            $(489)                 $36                 $(91)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                   3              155                  (32)                   2
 Included in OCI (3)                       (3)              --                   --                   --
Purchases                                  11               --                   57                    1
Settlements                                --              338                  (16)                  --
Sales                                     (12)              --                   --                   --
Transfers out of Level 3 (4)               --               --                   --                   31
                                         ----            -----                 ----                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2012             $55               $4                  $45                 $(57)
                                         ----            -----                 ----                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)                 $2             $126                  $(8)                 $(1)
                                         ----            -----                 ----                 ----

                                                          FREESTANDING DERIVATIVES (5)
                                                          U.S.
                                    U.S.                  MACRO                INTL.               TOTAL FREE-
                                    GMWB                  HEDGE               PROGRAM               STANDING
                                   HEDGING               PROGRAM              HEDGING            DERIVATIVES (5)
-----------------------------  ----------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2012                                $883                  $357                 $(35)                  $661
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                            (431)                 (323)                 (83)                  (712)
 Included in OCI (3)                   --                    --                   --                     --
Purchases                              56                   252                  (60)                   306
Settlements                           (12)                   --                   95                    405
Sales                                  --                    --                   --                     --
Transfers out of Level 3 (4)           23                    --                    8                     62
                                    -----                 -----                 ----                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2012        $519                  $286                 $(75)                  $722
                                    -----                 -----                 ----                  -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)          $(425)                $(322)                $(85)                 $(715)
                                    -----                 -----                 ----                  -----

                                                                        REINSURANCE
                                                                   RECOVERABLE FOR U.S.
                                                                           GMWB
                                           LIMITED PARTNERSHIPS          AND JAPAN
                                           AND OTHER ALTERNATIVE        GMWB, GMIB,           SEPARATE
                                                INVESTMENTS          AND GMAB (6),(9)         ACCOUNTS
----------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012                    $ --                   $3,073              $1,031
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                      (11)                  (2,373)                 37
 Included in OCI (3)                                  --                       --                  --
Purchases                                             26                       --                 252
Settlements                                           --                      381                  (1)
Sales                                                 --                       --                (476)
Transfers into Level 3 (4)                           135                       --                 443
Transfers out of Level 3 (4)                          --                       --                (703)
                                                   -----                  -------              ------
      FAIR VALUE AS OF DECEMBER 31, 2012            $150                   $1,081                $583
                                                   -----                  -------              ------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                          $(11)                 $(2,373)                $28
                                                   -----                  -------              ------

                                       OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                  GUARANTEED                                      TOTAL OTHER
                                    LIVING              EQUITY LINKED         POLICYHOLDER FUNDS        OTHER         CONSUMER
                               BENEFITS (7),(9)             NOTES            AND BENEFITS PAYABLE    LIABILITIES        NOTES
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,
 2012                               $(5,776)                 $(9)                   $(5,785)              $(9)           $(4)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             2,920                    1                      2,921               (34)             2
 Included in OCI (3)                     --                   --                         --                --             --
Settlements (8)                        (263)                  --                       (263)               43             --
                                   --------                  ---                    -------              ----            ---
   FAIR VALUE AS OF DECEMBER
                    31, 2012        $(3,119)                 $(8)                   $(3,127)             $ --            $(2)
                                   --------                  ---                    -------              ----            ---
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $2,920                   $1                     $2,921              $ --             $2
                                   --------                  ---                    -------              ----            ---

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $495 and $900 as of December 31, 2013 and 2012, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

(8) Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See
     Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.

(9) In 2012, ($231) and $264 were inappropriately presented as Included in OCI within the Reinsurance Recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB and Guaranteed Living Benefits, respectively. Amounts have been rescheduled to Included in Net Income. This change in presentation of this disclosure had no impact on the Company's net income or OCI.

FAIR VALUE OPTION

The Company holds fair value option investments that contain an embedded credit derivative with underlying credit risk primarily related to commercial real estate. Also included are foreign government securities for which the FVO was elected in order to align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company also elected the fair value option for certain consolidated VIE investment funds. The Company elected the fair value option in order to report investments of consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, consistent with accounting requirement for investment companies. The investment funds primarily hold fixed income securities and the Company has management and control of the funds as well as a significant ownership interest.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                            YEAR ENDED
                                                           DECEMBER 31,
                                                    2013              2012
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  Corporate                                           $(12)              $9
  CRE CDOs                                              14               64
  CMBS                                                  --               (2)
  Foreign government                                  (112)             (88)
  RMBS                                                  --                5
OTHER LIABILITIES
 Credit-linked notes                                    --              (34)
                                                   -------            -----
            TOTAL REALIZED CAPITAL GAINS (LOSSES)    $(110)            $(46)
                                                   -------            -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                          DECEMBER 31,          DECEMBER 31,
                                              2013                  2012
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                            $3                   $ --
  Corporate                                      84                    108
  CRE CDOs                                      167                    193
  CMBS                                            8                      4
  Foreign government                            494                    699
  Municipals                                      1                      1
  RMBS                                            9                      3
  U.S. government                                25                      2
                                             ------               --------
         TOTAL FIXED MATURITIES, FVO           $791                 $1,010
                                             ------               --------

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2013 and December 31, 2012 were as follows:

                                                                           DECEMBER 31, 2013              DECEMBER 31, 2012
                                                     FAIR VALUE
                                                     HIERARCHY           CARRYING            FAIR       CARRYING            FAIR
                                                       LEVEL              AMOUNT            VALUE        AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                          Level 3             1,416             1,476        1,951             2,112
 Mortgage loans                                        Level 3             3,470             3,519        4,935             5,109
                                                      --------            ------            ------       ------            ------
LIABILITIES
 Other policyholder funds and benefits payable
  (1)                                                  Level 3             8,955             9,153        9,318             9,668
 Consumer notes (2)                                    Level 3                82                82          159               159
                                                      --------            ------            ------       ------            ------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities during the years ended December 31, 2013 or December 31, 2012.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan duration.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

NET INVESTMENT INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                                2012
                                          2013              (BEFORE-TAX)            2011
-----------------------------------------------------------------------------------------------
Fixed maturities (1)                        $1,253              $1,953              $1,927
Equity securities, AFS                           8                  11                  10
Mortgage loans                                 172                 248                 206
Policy loans                                    82                 116                 128
Limited partnerships and other                 119                  85                 143
 alternative investments
Other investments (2)                          123                 199                 231
Investment expenses                            (76)                (77)                (73)
                                          --------            --------            --------
          TOTAL SECURITIES AFS AND OTHER     1,681               2,535               2,572
Equity securities, trading                       2                   1                  --
                                          --------            --------            --------
             TOTAL NET INVESTMENT INCOME    $1,683              $2,536              $2,572
                                          --------            --------            --------

(1)  Includes net investment income on short-term investments.

(2) Includes income from derivatives that hedge fixed maturities and qualify for hedge accounting.

The net unrealized gain on equity securities, trading, included in net investment income during the years ended December 31, 2013, 2012 and 2011, was $1, $0 and $1, respectively. These amounts were not included in net unrealized gains (losses) in the accompanying Consolidated Balance Sheets.

NET REALIZED CAPITAL GAINS (LOSSES)

                                                        FOR THE YEARS ENDED
                                                           DECEMBER 31,
                                                                2012
                                          2013              (BEFORE-TAX)            2011
----------------------------------------------------------------------------------------------
Gross gains on sales (1)                    $2,196                 $478              $400
Gross losses on sales                         (700)                (278)             (200)
Net OTTI losses recognized in earnings         (45)                (255)             (125)
 (2)
Valuation allowances on mortgage loans          (1)                   4                25
Japanese fixed annuity contract hedges,          6                  (36)                3
 net (3)
Periodic net coupon settlements on              (3)                  (8)               --
 credit derivatives/Japan
Results of variable annuity hedge
 program
 U.S. GMWB derivatives, net                    262                  519              (397)
 U.S. macro hedge program                     (234)                (340)             (216)
                                          --------            ---------            ------
 Total U.S. program                             28                  179              (613)
International Program (4)                     (963)              (1,145)              639
                                          --------            ---------            ------
Total results of variable annuity hedge       (935)                (966)               26
 program
GMIB/GMAB/GMWB reinsurance                   1,107                1,233              (326)
Coinsurance and modified coinsurance        (1,405)              (1,901)              375
 reinsurance contracts
Other, net (5)                                 106                  248              (255)
                                          --------            ---------            ------
    NET REALIZED CAPITAL GAINS (LOSSES),      $326              $(1,481)             $(77)
                              BEFORE-TAX
                                          --------            ---------            ------

(1) Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses in the year ended December 31, 2013.

(2) Includes $173 of intent-to-sell impairments relating to the Retirement Plans and Individual Life businesses sold for the year ended December 31, 2012.

(3) Includes for the years ended December 31, 2013, 2012 and 2011, transactional foreign currency re-valuation related to the Japan fixed annuity product of $324, $245, and $(129) , respectively, as well as the change in value related to the derivative hedging instruments and the Japan government FVO securities of $(318), $(281), and $132, respectively.

(4) Includes $(55), $(66), and $0 of transactional foreign currency re-valuation for the years ended December 31, 2013, 2012 and 2011, respectively.

(5) For the years ended December 31, 2013 , 2012 and 2011, other, net gains and losses includes $295, $205 and $(119), respectively, of transactional foreign currency re-valuation primarily associated with the internal reinsurance of the Japan variable annuity business, of which a portion is offset within realized gains and losses by the change in value of the associated hedging derivatives. Also includes $71 and $110 of gains relating to Retirement Plans and Individual Life businesses sold for the years ended December 31, 2013 and 2012, respectively, as well as changes in value of non-qualifying derivatives.

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Gross gains and losses on sales and impairments previously reported as unrealized gains in AOCI were $ 1.4 billion, $(55) and $75 for the years ended December 31, 2013 , 2012 and 2011, respectively.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            2013           2012           2011
-------------------------------------------------------------------------------------
Fixed maturities, AFS
  Sale proceeds                            $19,190        $23,555        $19,861
  Gross gains (1)                            1,867            521            354
  Gross losses                                (421)          (270)          (205)
Equity securities, AFS
  Sale proceeds                                $81           $133           $147
  Gross gains                                  254             15             50
  Gross losses                                (263)            (5)            --

(1) Includes $1.5 billion of gross gains relating to the sales of the Retirement Plans and Individual Life businesses for the year ended December 31, 2013.

Sales of AFS securities in 2013 were primarily as a result of management of duration and liquidity as well as progress towards sector allocation objectives.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2013 , 2012 and 2011.

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                               2012
                                           2013            (BEFORE-TAX)            2011
-----------------------------------------------------------------------------------------------
Balance, beginning of period                $(813)            $(1,319)             $(1,598)
Additions for credit impairments
 recognized on (1):
 Securities not previously impaired           (14)                (27)                 (41)
 Securities previously impaired                (4)                (15)                 (47)
Reductions for credit impairments
 previously recognized on:
 Securities that matured or were sold
  during the period                           403                 543                  358
 Securities due to an increase in
  expected cash flows                          17                   5                    9
 Securities the Company made the
  decision to sell or more likely than
  not will be required to sell                  1                  --                 $ --
                                          -------            --------            ---------
                  BALANCE, END OF PERIOD    $(410)              $(813)             $(1,319)
                                          -------            --------            ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                          DECEMBER 31, 2013
                                        COST OR              GROSS               GROSS                                   NON-
                                       AMORTIZED           UNREALIZED         UNREALIZED             FAIR               CREDIT
                                         COST                GAINS              LOSSES               VALUE             OTTI (1)
---------------------------------------------------------------------------------------------------------------------------------
ABS                                      $1,172                 $13               $(56)              $1,129               $(2)
CDOs (2)                                  1,392                  98                (41)               1,448                --
CMBS                                      2,275                 106                (34)               2,347                (3)
Corporate                                15,913               1,196               (192)              16,917                (6)
Foreign govt./ govt.agencies              1,267                  27               (117)               1,177                --
Municipal                                   988                  26                (49)                 965                --
RMBS                                      2,419                  60                (48)               2,431                (3)
U.S. Treasuries                           1,762                   1                (14)               1,749                --
                                        -------              ------              -----              -------              ----
       TOTAL FIXED MATURITIES, AFS       27,188               1,527               (551)              28,163               (14)
Equity securities, AFS                      362                  35                (25)                 372                --
          TOTAL AFS SECURITIES (3)      $27,550              $1,562              $(576)             $28,535              $(14)
                                        -------              ------              -----              -------              ----

                                                                          DECEMBER 31, 2012
                                        COST OR              GROSS               GROSS                                   NON-
                                       AMORTIZED           UNREALIZED         UNREALIZED             FAIR               CREDIT
                                         COST                GAINS              LOSSES               VALUE             OTTI (1)
----------------------------------  ---------------------------------------------------------------------------------------------
ABS                                      $1,807                 $38              $(172)              $1,673               $(4)
CDOs (2)                                  2,236                  61               (117)               2,160                (4)
CMBS                                      3,757                 262               (107)               3,912                (7)
Corporate                                27,774               3,426               (221)              30,979               (19)
Foreign govt./ govt.agencies              1,369                 120                (29)               1,460                --
Municipal                                 1,808                 204                (14)               1,998                --
RMBS                                      4,590                 196               (115)               4,671               (28)
U.S. Treasuries                           2,412                 151                (12)               2,551                --
                                        -------              ------              -----              -------              ----
       TOTAL FIXED MATURITIES, AFS       45,753               4,458               (787)              49,404               (62)
Equity securities, AFS                      408                  28                (36)                 400                --
          TOTAL AFS SECURITIES (3)      $46,161              $4,486              $(823)             $49,804              $(62)
                                        -------              ------              -----              -------              ----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2013 and 2012.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

(3) As of December 31, 2012 Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of these transactions.

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                                DECEMBER 31, 2013
                                    AMORTIZED COST               FAIR VALUE
--------------------------------------------------------------------------------
CONTRACTUAL MATURITY
One year or less                          $1,615                     $1,639
Over one year through five
 years                                     5,328                      5,535
Over five years through ten
 years                                     4,319                      4,481
Over ten years                             8,668                      9,153
                                       ---------                  ---------
Subtotal                                  19,930                     20,808
Mortgage-backed and
 asset-backed securities                   7,258                      7,355
                                       ---------                  ---------
    TOTAL FIXED MATURITIES, AFS          $27,188                    $28,163
                                       ---------                  ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company's only exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies, was the Government of Japan which represents $853 or 10% of stockholders' equity, and 2% of total invested assets as of December 31, 2013 . As of December 31, 2012, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2013, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, JPMorgan Chase & Co. and Goldman Sachs Group Inc. which each comprised less than 3% of total invested assets. As of December 31, 2012, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, National Grid PLC and Berkshire Hathaway Inc. which each comprised less than 2% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2013 were utilities, financial services, and commercial real estate which comprised approximately 9%, 8% and 7%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2012 were utilities, financial services, and consumer non-cyclical which comprised approximately 10%, 8% and 8%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                DECEMBER 31, 2013
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
----------------------------------------------------------------------------------
ABS                                   $288              $286              $(2)
CDOs (1)                                64                63               (1)
CMBS                                   437               423              (14)
Corporate                            2,449             2,360              (89)
Foreign govt./govt.agencies            542               501              (41)
Municipal                              508               475              (33)
RMBS                                   922               909              (13)
U.S. Treasuries                      1,456             1,442              (14)
                                    ------            ------            -----
  TOTAL FIXED MATURITIES, AFS        6,666             6,459             (207)
Equity securities, AFS                  77                73               (4)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
     UNREALIZED LOSS POSITION       $6,743            $6,532            $(211)
                                    ------            ------            -----

                                                  DECEMBER 31, 2013
                                                     12 MONTHS OR MORE
                                       AMORTIZED            FAIR          UNREALIZED
                                          COST             VALUE            LOSSES
-----------------------------  --------------------------------------------------------
ABS                                        $418              $364             $(54)
CDOs (1)                                  1,185             1,144              (40)
CMBS                                        392               372              (20)
Corporate                                   799               696             (103)
Foreign govt./govt.agencies                 303               227              (76)
Municipal                                    99                83              (16)
RMBS                                        475               440              (35)
U.S. Treasuries                              --                --               --
                                         ------            ------            -----
  TOTAL FIXED MATURITIES, AFS             3,671             3,326             (344)
Equity securities, AFS                      135               114              (21)
                                         ------            ------            -----
       TOTAL SECURITIES IN AN
     UNREALIZED LOSS POSITION            $3,806            $3,440            $(365)
                                         ------            ------            -----

                                                   DECEMBER 31, 2013
                                                           TOTAL
                                        AMORTIZED            FAIR          UNREALIZED
                                          COST              VALUE            LOSSES
-----------------------------  ---------------------------------------------------------
ABS                                         $706              $650             $(56)
CDOs (1)                                   1,249             1,207              (41)
CMBS                                         829               795              (34)
Corporate                                  3,248             3,056             (192)
Foreign govt./govt.agencies                  845               728             (117)
Municipal                                    607               558              (49)
RMBS                                       1,397             1,349              (48)
U.S. Treasuries                            1,456             1,442              (14)
                                         -------            ------            -----
  TOTAL FIXED MATURITIES, AFS             10,337             9,785             (551)
Equity securities, AFS                       212               187              (25)
                                         -------            ------            -----
       TOTAL SECURITIES IN AN
     UNREALIZED LOSS POSITION            $10,549            $9,972            $(576)
                                         -------            ------            -----

                                                    DECEMBER 31, 2012
                                                   LESS THAN 12 MONTHS
                                       AMORTIZED            FAIR          UNREALIZED
                                          COST             VALUE            LOSSES
--------------------------------------------------------------------------------------
ABS                                         $77               $76             $(1)
CDOs (1)                                      5                 5              --
CMBS                                        192               179             (13)
Corporate (1)                               614               578             (36)
Foreign govt./govt.agencies                 318               290             (28)
Municipal                                    65                62              (3)
RMBS                                        322               321              (1)
U.S. Treasuries                             384               372             (12)
                                         ------            ------            ----
       TOTAL FIXED MATURITIES, AFS        1,977             1,883             (94)
Equity securities, AFS                        9                 9              --
                                         ------            ------            ----
 TOTAL SECURITIES IN AN UNREALIZED
                     LOSS POSITION       $1,986            $1,892            $(94)
                                         ------            ------            ----

                                                       DECEMBER 31, 2012
                                                          12 MONTHS OR MORE
                                            AMORTIZED            FAIR          UNREALIZED
                                               COST             VALUE            LOSSES
----------------------------------  --------------------------------------------------------
ABS                                             $787              $616            $(171)
CDOs (1)                                       1,640             1,515             (117)
CMBS                                             795               701              (94)
Corporate (1)                                  1,339             1,154             (185)
Foreign govt./govt.agencies                        7                 6               (1)
Municipal                                         98                87              (11)
RMBS                                             750               636             (114)
U.S. Treasuries                                   --                --               --
                                              ------            ------            -----
       TOTAL FIXED MATURITIES, AFS             5,416             4,715             (693)
Equity securities, AFS                           172               136              (36)
                                              ------            ------            -----
 TOTAL SECURITIES IN AN UNREALIZED
                     LOSS POSITION            $5,588            $4,851            $(729)
                                              ------            ------            -----

                                                       DECEMBER 31, 2012
                                                                TOTAL
                                            AMORTIZED            FAIR          UNREALIZED
                                               COST             VALUE            LOSSES
----------------------------------  --------------------------------------------------------
ABS                                             $864              $692            $(172)
CDOs (1)                                       1,645             1,520             (117)
CMBS                                             987               880             (107)
Corporate (1)                                  1,953             1,732             (221)
Foreign govt./govt.agencies                      325               296              (29)
Municipal                                        163               149              (14)
RMBS                                           1,072               957             (115)
U.S. Treasuries                                  384               372              (12)
                                              ------            ------            -----
       TOTAL FIXED MATURITIES, AFS             7,393             6,598             (787)
Equity securities, AFS                           181               145              (36)
                                              ------            ------            -----
 TOTAL SECURITIES IN AN UNREALIZED
                     LOSS POSITION            $7,574            $6,743            $(823)
                                              ------            ------            -----

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

As of December 31, 2013, AFS securities in an unrealized loss position, comprised of 1,007 securities, primarily related to corporate securities and foreign government and government agencies, which are depressed due to an increase in interest rates since the securities were purchased and/or declines in the value of the currency in which the assets are denominated. As of December 31, 2013, 89% of these securities were depressed less than 20% of cost or amortized cost. The decrease in unrealized losses during 2013 was primarily attributable to realized capital losses as a result of portfolio management activity, partially offset by an increase in interest rates.

Most of the securities depressed for twelve months or more relate to certain floating rate corporate securities with greater than 10 years to maturity concentrated in the financial services sector, foreign government and government agencies, as well as structured securities with exposure to commercial and residential real estate. Although credit spreads have tightened during 2013, current market spreads continue to be wider than spreads at the securities' respective purchase dates for structured securities with exposure to commercial and residential real estate largely due to the economic and market uncertainties regarding future performance of certain commercial and residential real estate backed securities. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                               DECEMBER 31, 2013
                                            AMORTIZED              VALUATION              CARRYING
                                            COST (1)               ALLOWANCE                VALUE
-------------------------------------------------------------------------------------------------------
   TOTAL COMMERCIAL MORTGAGE LOANS (2)        $3,482                  $(12)                 $3,470
                                             -------                 -----                 -------

                                                               DECEMBER 31, 2012
                                            AMORTIZED              VALUATION              CARRYING
                                            COST (1)               ALLOWANCE                VALUE
--------------------------------------  ---------------------------------------------------------------
   TOTAL COMMERCIAL MORTGAGE LOANS (2)        $4,949                  $(14)                 $4,935
                                             -------                 -----                 -------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

(2) As of December 31, 2012 includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of these transactions.

As of December 31, 2013 and 2012, the carrying value of mortgage loans associated with the valuation allowance was $86 and $189, respectively. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $53 and $3, respectively, as of December 31, 2013 and $47 and $3, respectively, as of December 31, 2012. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2013, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                                              FOR THE YEARS ENDED
                                                                 DECEMBER 31,
                                               2013                  2012                  2011
-----------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                        $ (14)                $ (23)                $ (62)
(Additions)/Reversals                             (2)                    4                    25
Deductions                                         4                     5                    14
                                               -----                 -----                 -----
BALANCE AS OF DECEMBER 31                       $(12)                 $(14)                 $(23)
                                               -----                 -----                 -----

The weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 57% as of December 31, 2013, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The weighted average DSCR of the Company's commercial mortgage loan portfolio was 2.23x as of December 31, 2013. As of December 31, 2013, the Company held no delinquent commercial mortgage loans past due by 90 days or more. The Company held only one delinquent commercial mortgage loan past due by 90 days or more as of December 31, 2012. The carrying value and valuation allowance of this loan totaled $32 and $0, respectively, and was not accruing income.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                DECEMBER 31, 2013                                DECEMBER 31, 2012
                                      CARRYING                                         CARRYING
                                       VALUE                AVG. DEBT-SERVICE           VALUE                AVG. DEBT-SERVICE
---------------------------------------------------------------------------------------------------------------------------------
LOAN-TO-VALUE
Greater than 80%                           $35                     1.15x                   $137                     0.89x
65% - 80%                                  777                     1.94x                  1,717                     2.27x
Less than 65%                            2,658                     2.34x                  3,081                     2.44x
                                      --------                    ------               --------                    ------
TOTAL COMMERCIAL MORTGAGE LOANS         $3,470                     2.23X                 $4,935                     2.34X
                                      --------                    ------               --------                    ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                           DECEMBER 31, 2013                         DECEMBER 31, 2012
                                     CARRYING              PERCENT OF          CARRYING              PERCENT OF
                                      VALUE                   TOTAL             VALUE                   TOTAL
------------------------------------------------------------------------------------------------------------------
East North Central                        $79                   2.3%                $97                   2.0%
Middle Atlantic                           255                   7.3%                370                   7.5%
Mountain                                   40                   1.2%                 62                   1.3%
New England                               163                   4.7%                231                   4.7%
Pacific                                 1,019                  29.4%              1,504                  30.5%
South Atlantic                            548                  15.8%              1,012                  20.5%
West North Central                         17                   0.5%                 16                   0.3%
West South Central                        144                   4.1%                234                   4.7%
Other (1)                               1,205                  34.7%              1,409                  28.5%
                                     --------                 -----            --------                 -----
          TOTAL MORTGAGE LOANS         $3,470                   100%             $4,935                   100%
                                     --------                 -----            --------                 -----

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                           DECEMBER 31, 2013                         DECEMBER 31, 2012
                                     CARRYING              PERCENT OF          CARRYING              PERCENT OF
                                      VALUE                   TOTAL             VALUE                   TOTAL
------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                             $93                   2.7%               $109                   2.2%
 Industrial                             1,182                  34.1%              1,519                  30.8%
 Lodging                                   27                   0.8%                 81                   1.6%
 Multifamily                              576                  16.6%                869                  17.6%
 Office                                   723                  20.8%              1,120                  22.7%
 Retail                                   745                  21.5%              1,047                  21.2%
 Other                                    124                   3.5%                190                   3.9%
                                     --------                 -----            --------                 -----
          TOTAL MORTGAGE LOANS         $3,470                   100%             $4,935                   100%
                                     --------                 -----            --------                 -----

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral or investment manager and as an investor through normal investment activities, as well as a means of accessing capital through a contingent capital facility. For further information on the facility, see Note 10 -- Debt of Notes to Consolidated Financial Statements.

A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its collateral or investment management services and original investment.

                                                     DECEMBER 31, 2013
                                                                                 MAXIMUM
                                    TOTAL                  TOTAL               EXPOSURE TO
                                    ASSETS            LIABILITIES (1)            LOSS (2)
---------------------------------------------------------------------------------------------
CDOs (3)                               $12                   $13                    $ --
Investment funds (4)                   134                    20                     119
Limited partnerships                     4                     2                       2
                                    ------                  ----                  ------
                        TOTAL         $150                   $35                    $121
                                    ------                  ----                  ------

                                                      DECEMBER 31, 2012
                                                                                   MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------  ----------------------------------------------------------------
CDOs (3)                               $89                     $88                      $7
Investment funds (4)                   132                      20                     110
Limited partnerships                     6                       3                       3
                                    ------                  ------                  ------
                        TOTAL         $227                    $111                    $120
                                    ------                  ------                  ------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company' s investment.

(3) Total assets included in fixed maturities, AFS in the Company's Consolidated Balance Sheets.

(4) Total assets included in fixed maturities, FVO, short-term investments, and equity, AFS in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Investment funds represents wholly-owned fixed income funds for which the Company has exclusive management and control including management of investment securities which is the activity that most significantly impacts its economic performance. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2013 and 2012. In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

REPURCHASE AND DOLLAR ROLL AGREEMENTS AND OTHER COLLATERAL TRANSACTIONS

The Company enters into repurchase agreements and dollar roll transactions to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase agreement where a mortgage backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of repurchase agreements and dollar roll transactions, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. Repurchase agreements include master netting provisions that provide the counterparties the right to set off claims and apply securities held by them in respect of their obligations in the event of a default. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Consolidated Balance Sheets.

As of December 31, 2013, the Company has no outstanding repurchase agreements or dollar roll transactions. As of December 31, 2012, the Company reported financial collateral pledged relating to repurchase agreements of $923 in fixed maturities, AFS on the Consolidated Balance sheets. The Company reported a corresponding obligation to repurchase these securities of $923 in other liabilities on the Consolidated Balance sheets. With respect to dollar roll transactions, the Company reported financial collateral pledged with a fair value of $692 in fixed maturities, AFS with a corresponding obligation to repurchase $692 reported in other liabilities, as of December 31, 2012.

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2013 and 2012 the fair value of securities on deposit was approximately $13 and $14, respectively.

Refer to Derivative Collateral Arrangements section of this note for disclosure of collateral in support of derivative transactions.

EQUITY METHOD INVESTMENTS

The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"), are accounted for under the equity method of accounting. The Company's maximum exposure to loss as of December 31, 2013 is limited to the total carrying value of $0.9 billion. In addition, the Company has outstanding commitments totaling approximately $223, to fund limited partnership and other alternative investments as of December 31, 2013. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2013, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $77.2 billion and $75.3 billion as of December 31, 2013 and 2012, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $10.7 billion and $9.6 billion as of December 31, 2013 and 2012, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $1.8 billion, $0.9 billion and $1.2 billion for the periods ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $7.1 billion, $6.5 billion, and $8.1 billion for the periods ended December 31, 2013, 2012 and 2011, respectively. As of, and for the period ended, December 31, 2013, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would be permissible investments under the Company's investment policies. The Company also purchases and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

STRATEGIES THAT QUALIFY FOR HEDGE ACCOUNTING

Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedge relationships include interest rate and foreign currency swaps where the terms or expected cash flows of the securities closely match the terms of the swap. The swaps are typically used to manage interest rate duration of certain fixed maturity securities, or liability contracts, or convert securities, or liabilities, denominated in a foreign currency to US dollars. The hedge strategies by hedge accounting designation include:

CASH FLOW HEDGES

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. The Company also enters into forward starting swap agreements primarily to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates. Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

Derivative relationships that do not qualify for hedge accounting or "non-qualifying strategies" primarily include the hedge programs for our U.S. and international variable annuity products as well as the hedging and replication strategies through the use of credit default swaps. In addition, hedges of interest rate and foreign currency risk of certain fixed maturities and liabilities do not qualify for hedge accounting. These non-qualifying strategies include:

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company may use interest rate swaps, swaptions, caps, floors and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2013 and 2012 the notional amount of interest rate swaps in offsetting relationships was $4.5 billion and $5.1 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

The Company formerly offered certain variable annuity products with a guaranteed minimum income benefit ("GMIB") rider through a wholly-owned Japanese subsidiary. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

The Company formerly offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT CONTRACTS

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company formerly offered certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company has entered into equity index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. The Company also enters into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S GMWB DERIVATIVES, NET

The Company formerly offered certain variable annuity products with GMWB riders in the U.S. The GMWB product is a bifurcated embedded derivative ("U.S. GMWB product derivatives") that has a notional value equal to the guaranteed remaining balance ("GRB"). The Company uses reinsurance contracts to transfer a portion of its risk of loss due to U.S GMWB. The reinsurance contracts covering U.S. GMWB ("U.S. GMWB reinsurance contracts") are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.

The Company utilizes derivatives ("U.S. GMWB hedging derivatives") as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the un-reinsured GMWB due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                   NOTIONAL AMOUNT                                   FAIR VALUE
                                       DECEMBER 31,              DECEMBER 31,         DECEMBER 31,               DECEMBER 31,
                                           2013                      2012                 2013                       2012
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                            $7,839                    $7,787                $74                       $238
Equity swaps, options, and futures           4,237                     5,130                 44                        267
Interest rate swaps and futures              6,615                     5,705                (77)                        67
                                         ---------                 ---------              -----                     ------
                             TOTAL         $18,691                   $18,622                $41                       $572
                                         ---------                 ---------              -----                     ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. The following table represents notional and fair value for the U.S. macro hedge program.

                                                 NOTIONAL AMOUNT                                    FAIR VALUE
                                     DECEMBER 31,               DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                         2013                       2012                  2013                       2012
---------------------------------------------------------------------------------------------------------------------------------
Equity options and swaps                  9,934                      7,442                  139                        286
                                       --------                   --------               ------                     ------
                          TOTAL          $9,934                     $7,442                 $139                       $286
                                       --------                   --------               ------                     ------

INTERNATIONAL PROGRAM

The Hartford formerly offered certain variable annuity products in Japan with GMWB or GMAB riders, which are bifurcated embedded derivatives ("International program product derivatives"). The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") which is generally equal to premiums less withdrawals. If the policyholder's account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the International program product derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

The Company has reinsured certain of these GMWB and GMAB riders from an affiliate. See Note 13 -- Transactions with Affiliates for further discussion.

The Company enters into derivative contracts ("International program hedging instruments") to hedge a portion of the capital market risk exposures associated with the guaranteed benefits associated with the international variable annuity contracts. During 2013, the Company expanded its hedging program to substantially reduce equity and foreign currency exchange risk. The program is primarily focused on the risks that have been reinsured to the Company's U.S. legal entities although certain hedges, predominantly options, are also held directly in HLIKK. The hedging derivatives collectively held in these entities are comprised of equity futures, options, swaps and currency forwards and options to hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan.

The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations.

The following table represents notional and fair value for the international program hedging instruments.

                                                    NOTIONAL AMOUNT                                   FAIR VALUE
                                         DECEMBER 31,              DECEMBER 31,         DECEMBER 31,             DECEMBER 31,
                                             2013                      2012                 2013                     2012
---------------------------------------------------------------------------------------------------------------------------------
Credit derivatives                              350                        350                 5                         28
Currency forwards (1)                         8,778                      9,327                24                        (87)
Currency options                              8,408                      9,710               (58)                       (49)
Equity futures                                  999                      1,206                --                         --
Equity options                                1,022                      2,621               (63)                      (105)
Equity swaps                                  3,830                      2,683               (95)                       (12)
Customized swaps                                 --                        899                --                        (11)
Interest rate futures                           566                        634                --                         --
Interest rate swaps and swaptions            33,072                     21,018               160                        131
                                           --------                  ---------              ----                    -------
                              TOTAL         $57,025                    $48,448              $(27)                     $(105)
                                           --------                  ---------              ----                    -------

(1) As of December 31, 2013 and 2012 net notional amounts are $(1.6) billion and $0.1 billion, respectively, which include $3.6 billion and $4.7 billion, respectively, related to long positions and $5.2 billion and $4.6 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

As a reinsurer, the Company assumes the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

As of December 31, 2013 the Company had approximately $1.3 billion of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business structured as a reinsurance transaction. The assets are held in a trust established by the Company. The Company pays or receives cash quarterly to settle the results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value due to interest rate and credit risks of these assets. The notional amounts of the reinsurance contracts are the invested assets supporting the reinsured reserves and are carried at fair value.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The following table summarizes the balance sheet classification of the Company's derivative related fair value amounts as well as the gross asset and liability fair value amounts. For reporting purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset. The Company has also elected to offset the fair value amounts, income accruals and related cash collateral receivables and payables of OTC-cleared derivative instruments based on clearing house agreements. The fair value amounts presented below do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk. In addition, the tables below exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

                                                         NET DERIVATIVES
                                           NOTIONAL AMOUNT                 FAIR VALUE
                                       Dec31,          Dec31,         Dec31,        Dec31,
HEDGE DESIGNATION/ DERIVATIVE TYPE      2013            2012           2013          2012
------------------------------------------------------------------------------------------------
CASH FLOW HEDGES
 Interest rate swaps                     $3,215          $3,863           $16          $167
 Foreign currency swaps                     143             163            (5)          (17)
                                      ---------       ---------       -------       -------
              TOTAL CASH FLOW HEDGES      3,358           4,026            11           150
                                      ---------       ---------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                      1,261             753           (24)          (55)
 Foreign currency swaps                      --              40            --            16
                                      ---------       ---------       -------       -------
             TOTAL FAIR VALUE HEDGES      1,261             793           (24)          (39)
                                      ---------       ---------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures              4,633          13,432          (368)         (363)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                 118             182            (4)           (9)
  Japan 3Win foreign currency swaps       1,571           1,816          (354)         (127)
  Japanese fixed annuity hedging
   instruments                            1,436           1,652            (6)          224
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                        243           1,539            (4)           (5)
  Credit derivatives that assume
   credit risk (1)                        1,507           1,981            27            (8)
  Credit derivatives in offsetting
   positions                              3,501           5,341            (3)          (22)
 EQUITY CONTRACTS
  Equity index swaps and options            131             791            (2)           35
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)       21,512          28,868           (36)       (1,249)
  U.S. GMWB reinsurance contracts         4,508           5,773            29           191
  U.S. GMWB hedging instruments          18,691          18,622            41           572
  U.S. macro hedge program                9,934           7,442           139           286
  International program product
   derivatives (2)                           --           1,876            --           (42)
  International program hedging
   instruments                           57,025          48,448           (27)         (105)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                             11,999          18,287          (540)       (1,827)
  Coinsurance and modified
   coinsurance reinsurance contracts     29,423          44,985          (427)          890
                                      ---------       ---------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES    166,232         201,035        (1,535)       (1,559)
                                      ---------       ---------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES   $170,851        $205,854       $(1,548)      $(1,448)
                                      ---------       ---------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                       $196            $416           $(1)         $(20)
 Other investments                       40,564          37,809           272           581
 Other liabilities                       62,590          67,765          (825)           38
 Consumer notes                               9              26            (2)           (2)
 Reinsurance recoverable                 33,931          47,430          (398)        1,081
 Other policyholder funds and
  benefits payable                       33,561          52,408          (594)       (3,126)
                                      ---------       ---------       -------       -------
                   TOTAL DERIVATIVES   $170,851        $205,854       $(1,548)      $(1,448)
                                      ---------       ---------       -------       -------

                                                 ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                                                    FAIR VALUE                                FAIR VALUE
                                          Dec 31,                Dec 31,            Dec31,                  Dec31,
HEDGE DESIGNATION/ DERIVATIVE TYPE          2013                   2012              2013                    2012
------------------------------------  ----------------------------------------------------------------------------------
CASH FLOW HEDGES
 Interest rate swaps                          $49                   $167               $(33)                   $ --
 Foreign currency swaps                         2                      3                 (7)                    (20)
                                           ------                 ------            -------                 -------
              TOTAL CASH FLOW HEDGES           51                    170                (40)                    (20)
                                           ------                 ------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                            2                     --                (26)                    (55)
 Foreign currency swaps                        --                     16                 --                      --
                                           ------                 ------            -------                 -------
             TOTAL FAIR VALUE HEDGES            2                     16                (26)                    (55)
                                           ------                 ------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures                  123                    436               (491)                   (799)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                     6                      5                (10)                    (14)
  Japan 3Win foreign currency swaps            --                     --               (354)                   (127)
  Japanese fixed annuity hedging
   instruments                                 88                    228                (94)                     (4)
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                           --                      3                 (4)                     (8)
  Credit derivatives that assume
   credit risk (1)                             28                     17                 (1)                    (25)
  Credit derivatives in offsetting
   positions                                   35                     56                (38)                    (78)
 EQUITY CONTRACTS
  Equity index swaps and options               18                     45                (20)                    (10)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)             --                     --                (36)                 (1,249)
  U.S. GMWB reinsurance contracts              29                    191                 --                      --
  U.S. GMWB hedging instruments               333                    743               (292)                   (171)
  U.S. macro hedge program                    178                    356                (39)                    (70)
  International program product
   derivatives (2)                             --                     --                 --                     (42)
  International program hedging
   instruments                                649                    657               (676)                   (762)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                                   --                     --               (540)                 (1,827)
  Coinsurance and modified
   coinsurance reinsurance contracts          383                  1,566               (810)                   (676)
                                           ------                 ------            -------                 -------
     TOTAL NON-QUALIFYING STRATEGIES        1,870                  4,303             (3,405)                 (5,862)
                                           ------                 ------            -------                 -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES       $1,923                 $4,489            $(3,471)                $(5,937)
                                           ------                 ------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                         $ --                   $ --                $(1)                   $(20)
 Other investments                            721                  1,049               (449)                   (468)
 Other liabilities                            789                  1,683             (1,614)                 (1,645)
 Consumer notes                                --                     --                 (2)                     (2)
 Reinsurance recoverable                      413                  1,757               (811)                   (676)
 Other policyholder funds and
  benefits payable                             --                     --               (594)                 (3,126)
                                           ------                 ------            -------                 -------
                   TOTAL DERIVATIVES       $1,923                 $4,489            $(3,471)                $(5,937)
                                           ------                 ------            -------                 -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2012 was primarily due to the following:

- The decrease in notional amount of non-qualifying interest rate contracts primarily resulted from the termination of interest rate swaptions purchased during the third quarter of 2012 designed to hedge the interest rate risk of the securities being transferred related to the sale of the Retirement Plan business segment.

- The decrease in notional amount related to the U.S. GMWB product derivatives was primarily driven by product lapses and partial withdrawals.

- The decrease in notional amount related to the international program product derivatives was due to the GWMB embedded derivative disposed of as part of the sale of HLIL. For additional information on the sale agreement, refer to
    Note 2 -- Business Dispositions of Notes to Consolidated Financial
    Statements.

- The decrease in notional amount of coinsurance and modified coinsurance reinsurance contracts primarily resulted from policyholder surrender activity and the termination of embedded derivatives as part of Individual Life and Retirement Plans business dispositions. For additional information on the sale agreement, refer to Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

- The decrease in notional amount of GMAB, GMWB, and GMIB reinsurance contracts was primarily driven by policyholder surrender activity.

- The increase in notional amount related to the international program hedging instruments resulted from the Company expanding its hedging program related to international product program guarantees from the business reinsured from HLIKK in the first quarter of 2013.

CHANGE IN FAIR VALUE

The net decrease in the total fair value of derivative instruments since December 31, 2012 was primarily related to the following:

- The fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps decreased primarily due to a depreciation of the Japanese yen in relation to the U.S. dollar.

- The fair value related to the cash flow hedging interest rate swaps decreased primarily due to an increase in U.S. interest rates.

- GMAB, GMWB and GMIB reinsurance contracts represent the guarantees that are internally reinsured from HLIKK. The fair value of these liabilities has improved as a result of a sustained recovery in the equity markets, exchange rates, interest rates, and volatility. For a discussion related to the reinsurance agreement refer to Note 13 --Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The Coinsurance and modified coinsurance reinsurance contracts represents U.S. and International guarantees that are ceded to an affiliate. The primary driver of the decline in the fair value of these derivatives is a result of changes in the unrealized gains/losses of the underlying portfolios associated with these contracts as well as policyholder surrender activity. For a discussion related to the reinsurance agreement refer to
    Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The fair value associated with the international program hedging instruments decreased primarily due to an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The increase in fair value related to the combined U.S. GMWB hedging program, which includes the U.S. GMWB product, reinsurance, and hedging derivatives, was primarily driven by revaluing the liability for living benefits resulting from favorable policyholder behavior largely related to increased full surrenders and liability assumption updates for partial lapses and withdrawal rates.

OFFSETTING OF DERIVATIVE ASSETS/LIABILITIES

The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described above. Also included in the tables are financial collateral receivables and payables, which is contractually permitted to be offset upon an event of default, although is disallowed for offsetting under U.S. GAAP.

                            AS OF DECEMBER 31, 2013

                                         (I)                     (II)
                                  GROSS AMOUNTS OF          GROSS AMOUNTS
                                     RECOGNIZED       OFFSET IN THE STATEMENT OF
                                       ASSETS             FINANCIAL POSITION
--------------------------------------------------------------------------------
DESCRIPTION
 Other investments                      $1,510                  $1,290
                                       -------                 -------

                                            (III) = (I) - (II)
                                 NET AMOUNTS PRESENTED IN THE
                                 STATEMENT OF FINANCIAL POSITION
                                                      ACCRUED INTEREST AND
                                   DERIVATIVE           CASH COLLATERAL
                                   ASSETS (1)             RECEIVED (2)
-------------------------------  -----------------------------------------
DESCRIPTION
 Other investments                    $272                    $(52)
                                      ----                    ----

                                                 (IV)
                                  COLLATERAL DISALLOWED FOR OFFSET IN
                                  THE STATEMENT OF FINANCIAL POSITION   (V) = (III) - (IV)

                                         FINANCIAL COLLATERAL
                                             RECEIVED (4)                   NET AMOUNT
-------------------------------  ---------------------------------------------------------
DESCRIPTION
 Other investments                               $121                          $99
                                                 ----                          ---

                                         GROSS AMOUNTS OF         GROSS AMOUNTS
                                            RECOGNIZED      OFFSET IN THE STATEMENT OF     DERIVATIVE
                                           LIABILITIES          FINANCIAL POSITION      LIABILITIES (3)
--------------------------------------------------------------------------------------------------------
DESCRIPTION
 Other liabilities                            $(2,063)                $(1,308)                $(825)
                                             --------                --------                ------

                                         ACCRUED INTEREST AND
                                           CASH COLLATERAL       FINANCIAL COLLATERAL
                                             PLEDGED (3)             PLEDGED (4)         NET AMOUNT
--------------------------------------  -------------------------------------------------------------
DESCRIPTION
 Other liabilities                               $70                    $(826)               $71
                                                 ---                    -----                ---

                            AS OF DECEMBER 31, 2012

                                        (I)                      (II)
                                  GROSS AMOUNTS OF          GROSS AMOUNTS
                                     RECOGNIZED       OFFSET IN THE STATEMENT OF
                                       ASSETS             FINANCIAL POSITION
---------------------------------------------------------------------------------
DESCRIPTION
 Other investments                     $2,732                   $2,238
                                       ------                  -------

                                            (III) = (I) - (II)
                                 NET AMOUNTS PRESENTED IN THE
                                 STATEMENT OF FINANCIAL POSITION
                                                      ACCRUED INTEREST AND
                                   DERIVATIVE           CASH COLLATERAL
                                   ASSETS (1)             RECEIVED (2)
-------------------------------  -----------------------------------------
DESCRIPTION
 Other investments                    $581                    $(87)
                                      ----                    ----

                                                (IV)
                                 COLLATERAL DISALLOWED FOR OFFSET IN
                                 THE STATEMENT OF FINANCIAL POSITION  (V) = (III) - (IV)

                                        FINANCIAL COLLATERAL
                                            RECEIVED (4)                  NET AMOUNT
-------------------------------  -------------------------------------------------------
DESCRIPTION
 Other investments                              $490                          $4
                                                ----                         ---

                                         GROSS AMOUNTS OF           GROSS AMOUNTS
                                            RECOGNIZED        OFFSET IN THE STATEMENT OF      DERIVATIVE
                                            LIABILITIES           FINANCIAL POSITION        LIABILITIES (3)
------------------------------------------------------------------------------------------------------------
DESCRIPTION
 Other liabilities                            $(2,113)                 $(1,759)                   $38
                                              -------                   ------                   ----

                                        ACCRUED INTEREST AND
                                           CASH COLLATERAL      FINANCIAL COLLATERAL
                                             PLEDGED (3)            PLEDGED (4)          NET AMOUNT
--------------------------------------  -------------------------------------------------------------
DESCRIPTION
 Other liabilities                              $(392)                 $(300)               $(54)
                                                -----                  -----                ----

(1)  Included in other investments in the Company's Consolidated Balance Sheets.

(2) Included in other assets in the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

(3) Included in other liabilities in the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.

(4) Excludes collateral associated with exchange-traded derivatives instruments.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                 GAIN (LOSS) RECOGNIZED IN OCI
                               ON DERIVATIVE (EFFECTIVE PORTION)
                            2013              2012              2011
--------------------------------------------------------------------------
Interest rate swaps          $(158)             $26              $245
Foreign currency swaps          12              (18)               (5)
                           -------            -----            ------
                    TOTAL    $(146)              $8              $240
                           -------            -----            ------

                                     NET REALIZED CAPITAL GAINS (LOSSES)
                                           RECOGNIZED IN INCOME ON
                                       DERIVATIVE (INEFFECTIVE PORTION)
                                2013                 2012                 2011
-------------------------  --------------------------------------------------------
Interest rate swaps              $(2)                $ --                  $(2)
Foreign currency swaps            --                   --                   --
                                ----                 ----                 ----
                    TOTAL        $(2)                $ --                  $(2)
                                ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                            GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                             INTO INCOME (EFFECTIVE PORTION)
                                                                                          2013         2012             2011
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                                  Net realized capital gains (losses)    $70          $85              $6
Interest rate swaps                                         Net investment income (loss)     57           97              77
Foreign currency swaps                               Net realized capital gains (losses)      4           (4)             (1)
                                                                                         ------       ------            ----
                                                                                  TOTAL    $131         $178             $82
                                                                                         ------       ------            ----

As of December 31, 2013, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $ 46. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows.

During the year ended December 31, 2013 , the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the year ended December 31, 2012 , the before-tax deferred net gains on derivative instruments reclassified from AOCI to earnings totaled $ 91 which primarily resulted from the discontinuance of cash flow hedges due to forecasted transactions no longer probable of occurring associated with variable rate bonds sold as part of the Individual Life and Retirement Plans business dispositions. For further information on the business dispositions, see Note 2. For the year ended December 31, 2011, the Company had no net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                               GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                       2013                                       2012
                                                                HEDGED                                      HEDGED
                                         DERIVATIVE              ITEM               DERIVATIVE               ITEM
---------------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)         $27                  $(24)                  $(3)                 $(3)
Foreign currency swaps
 Net realized capital gains (losses)           1                    (1)                   (7)                   7
 Benefits, losses and loss adjustment
  expenses                                    (2)                    2                    (6)                   6
                                             ---                 -----                 -----                 ----
                                 TOTAL       $26                  $(23)                 $(16)                 $10
                                             ---                 -----                 -----                 ----

                                        GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                        2011
                                                                  HEDGED
                                          DERIVATIVE               ITEM
--------------------------------------  ------------------------------------
Interest rate swaps
 Net realized capital gains (losses)          $(58)                 $54
Foreign currency swaps
 Net realized capital gains (losses)            (1)                   1
 Benefits, losses and loss adjustment
  expenses                                     (22)                  22
                                             -----                 ----
                                 TOTAL        $(81)                 $77
                                             -----                 ----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                            DECEMBER 31,
                                                 2013            2012           2011
------------------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors, and
  forwards                                           $(5)            $26          $20
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards                   4              10            1
 Japan 3Win foreign currency swaps (1)              (268)           (300)          31
 Japanese fixed annuity hedging instruments
  (2)                                               (207)           (178)         109
CREDIT CONTRACTS
 Credit derivatives that purchase credit
  protection                                         (20)            (19)          (8)
 Credit derivatives that assume credit risk           46             204         (141)
EQUITY CONTRACTS
 Equity index swaps and options                      (22)            (31)         (67)
VARIABLE ANNUITY HEDGE PROGRAM
 U.S. GMWB product derivatives                     1,306           1,430         (780)
 U.S. GMWB reinsurance contracts                    (192)           (280)         131
 U.S. GMWB hedging instruments                      (852)           (631)         252
 U.S. macro hedge program                           (234)           (340)        (216)
 International program hedging instruments          (963)         (1,145)         639
OTHER
 GMAB, GMWB, and GMIB reinsurance contracts        1,107           1,233         (326)
 Coinsurance and modified coinsurance
  reinsurance contracts                           (1,405)         (1,901)         375
                                               ---------       ---------       ------
                                    TOTAL (3)    $(1,705)        $(1,922)         $20
                                               ---------       ---------       ------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was $250, $189 and $(100) for the years ended December 31, 2013, 2012 and 2011, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $324, $245 and $(129) for the years ended December 31, 2013, 2012, and 2011, respectively.

(3) Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

For the year ended December 31, 2013 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by revaluing the liability for living benefits resulting from favorable policyholder behavior largely related to increased full surrenders and liability assumption updates for partial lapses and withdrawal rates.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japanese fixed annuity hedging instruments and the Japan 3Win foreign currency swaps was primarily due to a depreciation of the Japanese yen in relation to the U.S. dollar.

- The net loss on the U.S. macro hedge program was primarily due to an improvement in domestic equity markets, an increase in interest rates and a decline in equity volatility.

For the year ended December 31, 2012 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, outperformance of underlying actively managed funds compared to their respective indices, and lower equity volatility.

- The net loss on the U.S. macro hedge program was primarily due to the passage of time, an improvement in domestic equity markets, and a decrease in equity volatility.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japan 3Win foreign currency swaps and Japanese fixed annuity hedging instruments was primarily due to the depreciation of the Japanese yen in relation to the U.S. dollar, the strengthening of the currency basis swap spread between the U.S. dollar and the Japanese yen, and a decline in U.S. interest rates.

- The gain on credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

For the year ended December 31, 2011 the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, a decline in global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on the U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

Refer to Note 12 -- Commitments and Contingencies of Notes to Consolidated Financial Statements for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2013 and 2012.

                            AS OF DECEMBER 31, 2013

                                                             WEIGHTED
                                                             AVERAGE
                         NOTIONAL           FAIR             YEARS TO
                        AMOUNT (2)          VALUE            MATURITY
--------------------------------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade
  risk exposure             $735               $6             2 years
 Below investment
  grade risk
  exposure                    24               --              1 year
Basket credit
 default swaps (4)
 Investment grade
  risk exposure            1,912               25             3 years
 Below investment
  grade risk
  exposure                    87                8             5 years
 Investment grade
  risk exposure              235               (5)            3 years
 Below investment
  grade risk
  exposure                   115              (18)            3 years
Embedded credit
 derivatives
 Investment grade
  risk exposure              150              145             3 years
                          ------            -----            --------
          TOTAL (5)       $3,258             $161
                          ------            -----


                               UNDERLYING REFERENCEDVERAGE          OFFSETTING
                              CREDIT OBLIGATION(S) (1)EDIT           NOTIONAL         OFFSETTING
                            TYPE                    RATING          AMOUNT (3)      FAIR VALUE (3)
-------------------  ------------------------------------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade      Corporate Credit/
  risk exposure             Foreign Gov.                 A              $592              $(4)
 Below investment
  grade risk
  exposure              Corporate Credit               CCC                25               --
Basket credit
 default swaps (4)
 Investment grade
  risk exposure         Corporate Credit              BBB+               784              (10)
 Below investment
  grade risk
  exposure              Corporate Credit               BB-                --               --
 Investment grade
  risk exposure              CMBS Credit                 A               235                5
 Below investment
  grade risk
  exposure                   CMBS Credit                B-               115               18
Embedded credit
 derivatives
 Investment grade
  risk exposure         Corporate Credit              BBB+                --               --
                     -------------------            ------            ------             ----
          TOTAL (5)                                                   $1,751               $9
                                                                      ------             ----

                            AS OF DECEMBER 31, 2012

                                                                            UNDERLYING REFERENCED
                                                                           CREDIT OBLIGATION(S) (1)
                                                            WEIGHTED
                                                             AVERAGE
                         NOTIONAL           FAIR            YEARS TO
                        AMOUNT (2)          VALUE           MATURITY              TYPE
---------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade         $1,787               $8            3 years         Corporate Credit/
  risk exposure                                                                   Foreign Gov.
 Below investment            114               (1)            1 year          Corporate Credit
  grade risk
  exposure
Basket credit
 default swaps (4)
 Investment grade          2,074               11            2 years          Corporate Credit
  risk exposure
 Investment grade            237              (12)           4 years               CMBS Credit
  risk exposure
 Below investment            115              (27)           4 years               CMBS Credit
  grade risk
  exposure
Embedded credit
 derivatives
 Investment grade            325              296            4 years          Corporate Credit
  risk exposure
                          ------            -----            -------       -------------------
          TOTAL (5)       $4,652             $275
                          ------            -----

                     UNDERLYING REFERENCED
                   CREDIT OBLIGATION(S) (1)

                         AVERAGE          OFFSETTING
                          CREDIT           NOTIONAL         OFFSETTING
                          RATING          AMOUNT (3)      FAIR VALUE (3)
-------------------  ----------------------------------------------------
CREDIT DERIVATIVE
 TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit
 default swaps
 Investment grade              A              $878             $(19)
  risk exposure
 Below investment             B+               114               (3)
  grade risk
  exposure
Basket credit
 default swaps (4)
 Investment grade           BBB+             1,326               (6)
  risk exposure
 Investment grade              A               238               12
  risk exposure
 Below investment             B+               115               27
  grade risk
  exposure
Embedded credit
 derivatives
 Investment grade           BBB-                --               --
  risk exposure
                          ------            ------             ----
          TOTAL (5)                         $2,671              $11
                                            ------             ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements and clearing house rules and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses going forward.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.3 billion and $2.4 billion as of December 31, 2013 and 2012, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

(5) Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 3 -- Fair Value Measurements.

DERIVATIVE COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2013 and 2012, the Company pledged securities collateral associated with derivative instruments with a fair value of $865 and $370, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a fair value of $290 and $179, respectively, as of December 31, 2013 and 2012 which have been included in short-term investments on the Consolidated Balance Sheets.

As of December 31, 2013 and 2012, the Company accepted cash collateral associated with derivative instruments with a fair value of $171 and $607, respectively, which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other liabilities. The Company also accepted securities collateral as of December 31, 2013 and 2012 of $121 and $490, respectively, of which the Company has the ability to sell or repledge $117 and $348, respectively. As of December 31, 2013 and 2012, the fair value of repledged securities totaled $39 and $0, respectively, and the Company did not sell any securities. In addition, as of December 31, 2013 and 2012, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.

5.  REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company's procedures include careful initial selection of its reinsurers, structuring agreements to provide collateral funds where necessary, and regularly monitoring the financial condition and ratings of its reinsurers. The Company entered into two reinsurance transactions in connection with the sales of its Retirement Plans and Individual Life businesses in January 2013. For further discussion of these transactions, see Note 2 -- Business Dispositions of Notes to the Consolidated Financial Statements.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $915, $302, and $252 for the years ended

December 31, 2013, 2012, and 2011, respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

The Company also maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $71, $94, and $106 in December 31, 2013, 2012, and 2011, respectively. The Company ceded accident and health premiums to HLA of $152, $177, and $191, respectively.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI") has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). Under this transaction, the Company ceded $31, $58, and $61 in December 31, 2013, 2012, and 2011. For further information regarding the WRR reinsurance agreement, see Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., reinsured to the Company in-force and prospective MVA annuities sold from September 1, 2004 to June 1, 2009. As of December 31, 2013 and 2012, $1.5 billion and $2.1 billion, respectively, of the account value had been assumed by the Company.

REINSURANCE RECOVERABLES

Life insurance product reinsurance recoverables represent loss and loss adjustment expense recoverable from a number of reinsurers. The Company's reinsurance recoverables are summarized as follows:

                                                              DECEMBER, 31
--------------------------------------------------------------------------------
REINSURANCE RECOVERABLES                                  2013            2012
                                                        ---------       --------
Future policy benefits and unpaid loss and loss
 adjustment expenses:
 Sold businesses (MassMutual and Prudential)              $18,969           $ --
 Other reinsurers                                             825          2,893
                                                        ---------       --------
                          NET REINSURANCE RECOVERABLES    $19,794         $2,893
                                                        ---------       --------

As of December 31, 2013, the Company has reinsurance recoverables of $9.5 billion each from MassMutual and Prudential. These reinsurance recoverables are secured by invested assets held in trust for the benefit of the Company in the event of a default by the reinsurers. As of December 31, 2013, the fair value of assets held in trust securing the reinsurance recoverables from MassMutual and Prudential were $9.5 billion and $7.1 billion, respectively. As of December 31, 2013, the net reinsurance recoverables from Prudential represents approximately 29% of the Company's consolidated stockholders' equity. As of December 31, 2013, the Company has no other reinsurance-related concentrations of credit risk greater than 10% of the Company's consolidated stockholder's equity.

INSURANCE REVENUES

Net fee income, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
                                       2013           2012           2011
                                     --------       --------       --------
Gross fee income, earned premiums
 and other                             $3,502         $3,739         $4,147
Reinsurance assumed                        13              8             13
Reinsurance ceded                      (1,869)          (698)          (733)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $1,646         $3,049         $3,427
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in the DAC balance are as follows:

                                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                                       2013                  2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                                            $ 3,072             $ 3,448                  $ 3,694
Deferred costs                                                               16                 329                      381
Amortization -- DAC                                                        (124)               (280)                    (290)
Amortization -- Unlock benefit (charge), pre-tax                           (104)                (44)                    (137)
Amortization -- DAC from discontinued operations                             --                 (35)                     (47)
Amortization -- DAC related to business dispositions (1),(2)             (2,229)                 --                       --
Adjustments to unrealized gains and losses on securities
 available-for-sale and other (3)                                            58                (346)                    (154)
Effect of currency translation                                               --                  --                        1
                                                                       --------            --------                 --------
                                               BALANCE, END OF PERIOD      $689              $3,072                   $3,448
                                                                       --------            --------                 --------

(1) Includes accelerated amortization of $352 and $2,374 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013. For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

(2) Includes previously unrealized gains on securities AFS of $148 and $349 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013.

(3) Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products.

As of December 31, 2013, estimated future net amortization expense of present value of future profits for the succeeding five years is $5, $4, $4, $3 and $3 in 2014, 2015, 2016, 2017 and 2018 respectively.

7. GOODWILL

The reporting units of the Company for which goodwill was allocated include Mutual Funds, Retirement Plans and Individual Life.

YEAR ENDED DECEMBER 31, 2013

During the first quarter of 2013, the Company completed the sale of its Retirement Plans business to Mass Mutual and its Individual Life business to Prudential. Accordingly, the carrying value of each reporting unit's goodwill of $87 and $163, respectively, was reduced and is included in reinsurance loss on disposition in the Company's Consolidated Statement of Operations. For further information on the disposition of the Retirement Plans and Individual Life businesses, see Note 2 --Business Dispositions of Notes to Consolidated Financial Statements.

YEAR ENDED DECEMBER 31, 2012

During the fourth quarter of 2012, the Company wrote off $159 of goodwill associated with the Mutual Funds reporting unit including goodwill of $10 due to the sale of Woodbury Financial Services and $149 of remaining goodwill as a result of the Mutual Funds reorganization. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 17 -- Discontinued Operations of Notes to Consolidated Financial Statements.

During the first quarter of 2012, the Company determined that a triggering event requiring an interim impairment assessment had occurred as a result of its decision to pursue sales or other strategic alternatives for the Retirement Plans and Individual Life reporting units.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Retirement Plans reporting unit which resulted in no impairment of goodwill. The annual goodwill assessment for Retirement Plans was completed as of October 31, 2012 and an additional impairment test was completed as of December 31, 2012 as a result of the anticipated sale of this business unit. No write-down of goodwill resulted for the year ended December 31, 2012. Retirement Plans passed step one of the goodwill impairment tests with a margin of less than 10% between fair value and book value of the reporting unit as of both dates. The fair value of the Retirement Plans reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Retirement Plans reporting unit was $87 as of December 31, 2012.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Individual Life reporting unit which resulted in no impairment of goodwill as the Company anticipated a gain on the sale of the Individual Life reporting unit. Upon closing the fourth quarter of 2012, the Company uncovered an error in its calculation of the transaction gain that resulted in the transaction generating a modest loss. This loss would have resulted in a goodwill impairment in the third quarter; however, this loss was recognized in the fourth quarter as it was immaterial to the respective quarter's financial statements taken as a whole. Accordingly, an impairment loss of $61 was recognized in the fourth quarter of 2012. An additional impairment test was completed for the Individual Life reporting unit as of December 31, 2012 as a result of the anticipated sale of this business unit. No additional write-down of goodwill resulted for the year ended December 31, 2012 as fair value approximated the remaining book value of the reporting unit as of December 31, 2012. The fair value of the Individual Life reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Individual Life reporting unit was $163 as of December 31, 2012.

YEAR ENDED DECEMBER 31, 2011

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                               UL SECONDARY
                                                GMDB            GUARANTEES
------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2013         $ 944               $ 363
Incurred                                          183                 294
Paid                                             (135)                 --
Unlock                                           (116)                  2
Impact of reinsurance transaction                  --               1,143
Currency translation adjustment                   (27)                 --
                                               ------            --------
LIABILITY BALANCE AS OF DECEMBER 31,
 2013                                            $849              $1,802
                                               ------            --------
REINSURANCE RECOVERABLE ASSET, AS OF
 JANUARY 1, 2013                                $ 608                $ 21
Incurred                                          104                 296
Paid                                              (98)                 --
Unlock                                            (81)                 --
Impact of reinsurance transaction                  --               1,485
                                               ------            --------
REINSURANCE RECOVERABLE ASSET, AS OF
 DECEMBER 31, 2013                               $533              $1,802
                                               ------            --------

                                                            UL SECONDARY
                                            GMDB             GUARANTEES
---------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2012    $ 1,158              $ 228
Incurred                                       228                113
Paid                                          (258)                --
Unlock                                        (181)                22
Currency translation adjustment                 (3)                --
                                          --------             ------
LIABILITY BALANCE AS OF DECEMBER 31,
 2012                                         $944               $363
                                          --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF
 JANUARY 1, 2012                             $ 724               $ 22
Incurred                                       121                 (1)
Paid                                          (121)                --
Unlock                                        (116)                --
                                          --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF
 DECEMBER 31, 2012                            $608                $21
                                          --------             ------

The following table presents details concerning GMDB and GMIB exposure as of December 31, 2013:

     INDIVIDUAL VARIABLE AND GROUP ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                                  RETAINED
                                             ACCOUNT         NET AMOUNT          NET AMOUNT         WEIGHTED AVERAGE
                                              VALUE           AT RISK             AT RISK             ATTAINED AGE
                                           ("AV") (8)       ("NAR") (9)         ("RNAR") (9)          OF ANNUITANT
------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)
 MAV only                                      $19,638          $2,914               $178                   69
 With 5% rollup (2)                              1,610             232                 16                   69
 With Earnings Protection Benefit Rider          4,862             629                 19                   67
  ("EPB") (3)
 With 5% rollup & EPB                              588             119                  5                   70
                                           -----------        --------             ------                  ---
 Total MAV                                      26,698           3,894                218
Asset Protection Benefit (APB) (4)              18,579             277                 55                   68
Lifetime Income Benefit (LIB) -- Death             773               9                  2                   66
 Benefit (5)
Reset (6) (5-7 years)                            3,286              74                 34                   69
Return of Premium (7) /Other                    12,476              71                 17                   67
                                           -----------        --------             ------                  ---
                      SUBTOTAL U.S. GMDB      $ 61,812         $ 4,325              $ 326                   68
 Less: General Account Value with U.S.           4,349
  GMBD
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES        57,463
                               WITH GMDB
    Separate Account Liabilities without        83,411
                               U.S. GMDB
                                           -----------
      TOTAL SEPARATE ACCOUNT LIABILITIES      $140,874
                                           -----------
JAPAN GMDB (10),(11)                          $ 12,659           $ 167               $ --                   69
JAPAN GMIB (10),(11)                           $12,456            $102               $ --                   69
                                           -----------        --------             ------                  ---

(1) MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The GRB related to the Japan GMIB was $11.7 billion as of December 31, 2013. The GRB related to the Japan GMAB and GMWB was $304 as of December 31, 2013. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2013, 100% of NAR is reinsured to an affiliate. See Note 13 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

For a description of the Company's guaranteed living benefits that are accounted for at fair value, see Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                DECEMBER 31, 2013          DECEMBER 31, 2012
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities                     $52,858                    $58,208
 (including mutual funds)
Cash and cash equivalents               4,605                      6,940
                                    ---------                  ---------
                     TOTAL            $57,463                    $65,148
                                    ---------                  ---------

As of December 31, 2013 and December 31, 2012, approximately 17% and 16%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 83% and 84%, respectively, were invested in equity securities through these funds.

9.  SALES INDUCEMENTS

The Company offered enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Profits of Notes to Consolidated Financial Statements for more information concerning the Unlock.

Changes in sales inducement activity are as follows:

                                          FOR THE YEARS ENDED DECEMBER 31,
                                           2013         2012         2011
-------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD               $ 118        $ 186        $ 197
Sales inducements deferred                    --            4            6
Amortization -- Unlock                        (3)         (59)          (4)
Amortization charged to income                (8)         (13)         (13)
Amortization related to business             (71)          --           --
 dispositions (1)
                                          ------       ------       ------
BALANCE, END OF PERIOD                       $36         $118         $186
                                          ------       ------       ------

(1) Includes $22 and $49, related to sale of the Company's Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013. For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

10.  DEBT

COLLATERALIZED ADVANCES

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.25 billion in qualifying assets to secure FHLBB advances for 2014. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2013 and 2012, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2013, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2013 rates, either consumer price index plus 102 to 247 basis points, or indexed to the S&P 500, Dow Jones Industrials, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $14 in 2014, $32 in 2015, $18 in 2016, $12 in 2017 and $8 thereafter. For 2013, 2012 and 2011, interest credited to holders of consumer notes was $6, $10 and $15, respectively.

11.  INCOME TAX

Income (loss) from continuing operations before income taxes for the years ended December 31, 2013, 2012 and 2011 included income (loss) from domestic operations of $561, $531 and $(137) , respectively. There was no income (loss) from foreign operations for the years ended December 31, 2013, 2012 and 2011.

Income tax expense (benefit) is as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                          2013           2012          2011
----------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
Current -- U.S. Federal                     $(208)         $139         $(206)
                                          -------       -------       -------
Deferred -- U.S. Federal Excluding NOL        405           (94)           46
 Carryforward
 U.S. Net Operating Loss Carryforward        (148)           (9)         (163)
                                          -------       -------       -------
                          TOTAL DEFERRED      257          (103)         (117)
                                          -------       -------       -------
            INCOME TAX EXPENSE (BENEFIT)      $49           $36         $(323)
                                          -------       -------       -------

Deferred tax assets (liabilities) include the following as of December 31:

                                             AS OF DECEMBER 31,
                                            2013            2012
------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition          $163            $424
 costs
Investment-related items                      1,516           1,244
Insurance product derivatives                   742           1,092
NOL Carryover                                   377             225
Minimum tax credit                              327             355
Foreign tax credit carryover                     44              33
Capital loss carryover                           --               5
Other                                            71              65
                                          ---------       ---------
               TOTAL DEFERRED TAX ASSETS      3,240           3,443
 Valuation Allowance                             --             (53)
                                          ---------       ---------
                 NET DEFERRED TAX ASSETS      3,240           3,390
                                          ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy            (650)           (356)
 acquisition costs and reserves
Net unrealized gain on investments             (403)         (1,432)
Employee benefits                               (52)            (45)
Depreciable and amortizable assets              (25)             --
                                          ---------       ---------
          TOTAL DEFERRED TAX LIABILITIES     (1,130)         (1,833)
                                          ---------       ---------
                TOTAL DEFERRED TAX ASSET     $2,110          $1,557
                                          ---------       ---------

As of December 31, 2013 and 2012, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $0 and $221, which have no expiration. The Company had a current income tax recoverable of $80 as of December 31, 2013 and a current income tax payable of $192 as of December 31, 2012.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $18 and $0 for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $0 relating mostly to U.S. net operating losses, as of December 31, 2013 and $53, relating mostly to foreign net operating losses, as of December 31, 2012. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2011 are expected to conclude in 2015, with no material impact on the consolidated financial condition or results of operations. In addition, in 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction
(DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of a tax sharing agreement.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                          FOR THE YEARS ENDED DECEMBER 31,
                                           2013         2012         2011
--------------------------------------------------------------------------------
Tax provision (benefit) at the U.S.
 federal statutory rate                     $196         $186          $(48)
Dividends-received deduction                (135)        (140)         (201)
Foreign related investments                   (7)          (9)          (15)
Valuation Allowance                           --           --           (56)
Other                                         (5)          (1)           (3)
                                          ------       ------       -------
 INCOME TAX EXPENSE (BENEFIT)                $49          $36         $(323)
                                          ------       ------       -------

12. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES RELATING TO CORPORATE LITIGATION AND REGULATORY MATTERS

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third- party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of certain life insurance products and improper claim practices with respect to certain group benefits claims. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $2, $17 and $19 for the years ended December 31, 2013, 2012 and 2011, respectively. Future minimum lease commitments as of December 31, 2013 are immaterial.

UNFUNDED COMMITMENTS

As of December 31, 2013, the Company has outstanding commitments totaling $253, of which $223 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $27 is largely related to commercial whole loans expected to fund in the first half of 2013. The remaining outstanding commitments are related to various funding obligations associated with private placement securities.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2013 and 2012, the liability balance was $21 and $42, respectively. As of December 31, 2013 and 2012, $27 and $27, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Company of New York (ELNY) insolvency.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2013, was $844. Of this $844 the legal entities have posted collateral of $945 in the normal course of business. In addition, the Company has posted collateral of $44 associated with a customized GMWB derivative. Based on derivative market values as of December 31, 2013, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require approximately an additional $5 to be posted as collateral. Based on derivative market values as of December 31, 2013, a downgrade of two levels below the current financial strength ratings by either Moody's or S&P would not require additional assets to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

13.  TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2013 and 2012, the Company had $54 and $53 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2013, 2012, and 2011, the Company recorded earned premiums of $8, $28, and $12 for these intercompany claim annuities. In 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012 in connection with HLA's reorganization of its Mutual Funds business. The Company no longer has any significant continuing involvement in HLI's Mutual Funds business.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2013 and 2012, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., reinsured to the Company in-force and prospective MVA annuities sold from September 1, 2004 to June 1, 2009. As of December 31, 2013 and 2012, $1.5 billion and $2.1 billion, respectively, of the account value had been assumed by the Company.

HLAI assumed from HLIKK GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006 and GMIB riders issued on or after April 1, 2005. HLAI assumed certain in-force and prospective GMAB, GMIB and GMDB riders issued on or after February 5, 2007 by HLIKK. HLAI assumed certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008 by HLIKK. HLAI assumed certain in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK.

The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserve which is not reported at fair value. The liability for the assumed GMDB reinsurance was $0 and $22 and the net amount at risk for the assumed GMDB reinsurance was $0.2 billion and $2.7 billion at December 31, 2013 and 2012, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $0.5 billion and $1.8 billion at December 31, 2013 and 2012, respectively.

As of December 31, 2012, HLAI had a reinsurance agreement with Hartford Life Limited, ("HLL"), a wholly owned UK subsidiary of HLAI, that assumed 100% of the risks associated with GMDB and GMWB written by and in-force with HLL as of November 1, 2010. The liability for the assumed GMDB reinsurance was $4 and the net amount at risk for the assumed GMDB reinsurance was $42, as of December 31, 2012. On December 12, 2013, the Company completed the sale of HLIL in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company. For further information concerning this transaction, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

While the form of the agreements between HLAI and HLIKK for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $4 and $0 at December 31, 2013 and 2012, respectively.

REINSURANCE CEDED TO AFFILIATES

HLAI has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with WRR. HLAI cedes to WRR variable annuity contracts, associated riders, and payout annuities written by HLAI; annuity contracts and associated riders assumed by HLAI under unaffiliated reinsurance agreements; GMAB, GMIB riders and GMDB risks assumed by HLAI from HLIKK; and, up until the sale of HLL on December 12, 2013, GMDB and GMWB riders assumed by HLAI from HLL.

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

The impact of this transaction on the Company's Consolidated Statements of Operations is as follows:

                                       FOR THE YEARS ENDED DECEMBER 31,
                                      2013            2012           2011
--------------------------------------------------------------------------------
Earned premiums                          $(31)           $(58)         $(61)
Net realized gains (losses) (1)        (1,665)         (2,130)          483
                                    ---------       ---------       -------
                    TOTAL REVENUES     (1,696)         (2,188)          422
Benefits, losses and loss
 adjustment expenses                       (8)            (55)          (50)
Insurance operating costs and
 other expenses                        (1,158)         (1,442)          836
                                    ---------       ---------       -------
                    TOTAL EXPENSES     (1,166)         (1,497)          786
LOSS BEFORE INCOME TAXES                 (530)           (691)         (364)
Income tax benefit                       (185)           (242)         (127)
                                    ---------       ---------       -------
                          NET LOSS      $(345)          $(449)        $(237)
                                    ---------       ---------       -------

(1) Amounts represent the change in valuation of the derivative associated with this transaction.

The Company's Consolidated Balance Sheets include a modco reinsurance recoverable and a deposit liability, as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance recoverable, deposit liability and net reinsurance recoverable were $129, $638, $495, respectively, at December 31, 2013 and $1.3 billion, $527,
$900, respectively, at December 31, 2012.

CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The agreement was accounted for as a financing transaction in accordance with U.S. GAAP. Simultaneous with the sale of the Individual Life business to Prudential, HLAI recaptured the business assumed by Champlain Life. As a result, on January 2, 2013, HLAI was relieved of its funds withheld obligation to Champlain Life of $691; HLAI paid a recapture fee of $347 to Champlain Life; and, HLAI recognized a pre-tax gain of $344 ($224 after-tax). HLAI simultaneously ceded the recaptured reserves to Prudential and recognized the gain on recapture as part of the reinsurance loss on disposition.

14.  STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income (loss) and surplus was as follows:

                                         FOR THE YEARS ENDED DECEMBER 31,
                                         2013          2012          2011
--------------------------------------------------------------------------------
Combined statutory net income (loss)     $1,290          $927         $(669)
Statutory capital and surplus            $5,005        $5,016        $5,920
                                        -------       -------       -------

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income (loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss).

REGULATORY CAPITAL REQUIREMENTS

The Company's and its U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory capital and surplus, referred to collectively as capital, appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is two times the ACL RBC ("Company Action Level"). The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level (known as the RBC ratio). The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. In aggregate, the Company and its domestic life insurance subsidiaries maintain an RBC ratio for the group in excess of 400% of Company Action Level as of December 31, 2013 and 2012. The reporting of RBC ratios is not intended for the purpose of ranking any company or for use in connection with any marketing, advertising of promotional activities.

DIVIDEND RESTRICTIONS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $1 billion in dividends in 2014 without prior approval from the applicable insurance commissioner. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $919 in 2014. However, because the Company's earned surplus is negative as of December 31, 2013, the Company will not be permitted to pay any dividends to its parent in 2014 without prior approval from the Connecticut Insurance Commissioner until such time as earned surplus becomes positive. On February 5, 2013 the Company received approval from the State of Connecticut Insurance Department to receive a $1.1 billion extraordinary dividend from its Connecticut domiciled life insurance subsidiaries, and to pay a $1.2 billion extraordinary dividend to its parent company. These dividends were received and paid on February 22, 2013.

15. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Effective December 31, 2012, The Hartford amended the defined benefit pension to freeze participation and benefit accruals. Also, The Hartford amended its postretirement health care and life insurance benefit plans for all current employees to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014.

Defined benefit pension expense/(income), postretirement health care and life insurance benefits expense/(income) allocated by The Hartford to the Company, was $(1), $(3) and $45 for the years ended December 31, 2013, 2012 and 2011, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. The Hartford's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6.0% of eligible compensation contributed by the employee each pay period. The Hartford also maintains a non-qualified savings plan, The Hartford Excess Savings Plan, with the same level of contributions, with respect to employee compensation in excess of the limit that can be recognized under the tax-qualified Investment and Savings Plan. Eligible compensation includes overtime and bonuses but is limited to a total, for the Investment and Savings Plan and Excess Savings Plan combined, of $1 annually.

Prior to January 1, 2013, the contributions were matched, up to 3.0% of base salary. In 2012, employees who had earnings of less than $110 thousand also received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110 thousand received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $7, $10 and $9 for the years ended December 31, 2013, 2012 and 2011, respectively.

16. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $11, $32 and $14 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $4, $11 and $5 for the years ended December 31, 2013, 2012 and 2011, respectively. The Company did not capitalize the cost of stock-based compensation.

17. DISCONTINUED OPERATIONS

On December 12, 2013, the Company completed the sale of HLIL, an indirect wholly-owned subsidiary of the Company. For further information regarding the sale of HLIL, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. Following the reorganization, the Company will no longer have any significant continuing involvement in HLI's Mutual Funds business. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 7 -- Goodwill of Notes to Consolidated Financial Statements.

The Company does not expect these transactions to have a material impact on the Company's future earnings. The results of operations reflected as discontinued operations in the Consolidated Statements of Operations, consisting of amounts related to HLIL and the Company's Mutual Funds business, are as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                            2013         2012         2011
--------------------------------------------------------------------------------
REVENUES
Earned Premiums                              $(23)        $ --         $ --
Fee income and other                           14          563          609
Net investment income (loss)
 Securities available-for-sale and other       (3)          10            8
 Equity securities, trading                   139          201          (14)
                                           ------       ------       ------
Total net investment income (loss)            136          211           (6)
Net realized capital gains (losses)           (14)          68           78
                                           ------       ------       ------
 TOTAL REVENUES                               113          842          681
BENEFITS, LOSSES AND EXPENSES
Benefits, losses and loss adjustment
 expenses                                       2           --           (1)
Benefits, losses and loss adjustment
 expenses -- returns credited on
 international variable annuity               139          201          (14)
Amortization of DAC                            --           35           47
Insurance operating costs and other
 expenses                                     (33)         410          541
Goodwill impairment                            --          149           --
                                           ------       ------       ------
 TOTAL BENEFITS, LOSSES AND EXPENSES          108          795          573
 INCOME (LOSS) BEFORE INCOME TAXES              5           47          108
Income tax expense (benefit)                   (5)         (14)          50
                                           ------       ------       ------
 INCOME (LOSS) FROM OPERATIONS OF
  DISCONTINUED OPERATIONS, NET OF TAX          10           61           58
Net realized capital losses on disposal,
 net of tax                                   (51)          --           --
                                           ------       ------       ------
 INCOME (LOSS) FROM DISCONTINUED
  OPERATIONS, NET OF TAX                     $(41)         $61          $58
                                           ------       ------       ------

18. RESTRUCTURING AND OTHER COSTS

As a result of a strategic business realignment announced in 2012, The Hartford is currently focusing on its Property & Casualty, Group Benefits and Mutual Funds businesses. In addition, the Company implemented restructuring activities in 2011 across several areas aimed at reducing overall expense levels. The Company intends to substantially complete the related restructuring activities over the next 24 months. For further discussion of the Company's strategic business realignment and related business disposition transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2013. Additional costs, mainly severance benefits and other related costs and professional fees, expected to be incurred subsequent to December 31, 2013, and asset impairment charges, if any, will be expensed as appropriate.

In 2013, The Hartford initiated a plan to consolidate its real estate operations in Connecticut, including the intention to exit certain facilities and relocate employees. The consolidation of real estate in Connecticut is consistent with The Hartford's strategic business realignment and follows the completion of sales of the Retirement Plans and Individual Life businesses. Asset related charges will be incurred over the remaining estimated useful life of facilities, and relocation and other maintenance charges will be recognized as incurred.

Restructuring and other costs are expected to approximate $147, pre-tax. As the Company executes on its operational and strategic initiatives, the Company's estimate of and actual costs incurred for restructuring activities may differ from these estimates.

Restructuring and other costs, pre-tax incurred by the Company in connection with these activities are as follows:

                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                     2013                      2012
-------------------------------------------------------------------------------------
Severance benefits and related costs                         $7                  $93
Professional fees                                            15                   23
Asset impairment charges                                      5                    4
                                                           ----               ------
              TOTAL RESTRUCTURING AND OTHER COSTS           $27                 $120
                                                           ----               ------

There were no restructuring and other costs incurred by the Company in 2011.

Changes in the accrued restructuring liability balance included in other liabilities in the Company's Consolidated Balance Sheets are as follows:

                                                               FOR THE YEAR ENDED DECEMBER 31, 2013
                                   SEVERANCE
                                 BENEFITS AND             PROFESSIONAL             ASSET IMPAIRMENT            TOTAL RESTRUCTURING
                                 RELATED COSTS                FEES                     CHARGES                   AND OTHER COSTS
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD           $31                     $ --                      $ --                           $31
Accruals/provisions                      7                       15                         5                            27
Payments/write-offs                    (37)                     (15)                       (5)                          (57)
                                     -----                    -----                      ----                         -----
BALANCE, END OF PERIOD                  $1                     $ --                      $ --                            $1
                                     -----                    -----                      ----                         -----

                                                               FOR THE YEAR ENDED DECEMBER 31, 2012
                                   SEVERANCE
                                 BENEFITS AND             PROFESSIONAL             ASSET IMPAIRMENT            TOTAL RESTRUCTURING
                                 RELATED COSTS                FEES                     CHARGES                   AND OTHER COSTS
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD          $ --                     $ --                      $ --                          $ --
Accruals/provisions                     93                       23                         4                           120
Payments/write-offs                    (62)                     (23)                       (4)                          (89)
                                     -----                    -----                      ----                         -----
BALANCE, END OF PERIOD                 $31                     $ --                      $ --                           $31
                                     -----                    -----                      ----                         -----

19. CHANGES IN AND RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME

Changes in AOCI, net of tax and DAC, by component consist of the following:

For the year ended December 31, 2013

                                                                        NET GAIN (LOSS)          FOREIGN
                                                   NET UNREALIZED         ON CASH-FLOW          CURRENCY
                                                      GAIN ON               HEDGING            TRANSLATION
                                                     SECURITIES           INSTRUMENTS          ADJUSTMENTS         TOTAL AOCI
---------------------------------------------------------------------------------------------------------------------------------
Beginning balance                                       $1,752                 $258                $(23)              $1,987
 OCI before reclassifications                             (352)                 (94)                 23                 (423)
 Amounts reclassified from AOCI                           (905)                 (85)                 --                 (990)
                                                      --------               ------               -----             --------
Net OCI                                                 (1,257)                (179)                 23               (1,413)
                                                      --------               ------               -----             --------
                                ENDING BALANCE            $495                  $79                $ --                 $574
                                                      --------               ------               -----             --------

For the year ended December 31, 2012

                                                                        NET GAIN (LOSS)          FOREIGN
                                                   NET UNREALIZED         ON CASH-FLOW          CURRENCY
                                                      GAIN ON               HEDGING            TRANSLATION
                                                     SECURITIES           INSTRUMENTS          ADJUSTMENTS         TOTAL AOCI
---------------------------------------------------------------------------------------------------------------------------------
Beginning balance                                         $632                 $368                $(47)                 953
 OCI before reclassifications                            1,084                    6                  24                1,114
 Amounts reclassified from AOCI                             36                 (116)                 --                  (80)
                                                      --------               ------               -----             --------
Net OCI                                                  1,120                 (110)                 24                1,034
                                                      --------               ------               -----             --------
                                ENDING BALANCE          $1,752                 $258                $(23)              $1,987
                                                      --------               ------               -----             --------

For the year ended December 31, 2011

                                                                         NET GAIN (LOSS)          FOREIGN
                                                    NET UNREALIZED         ON CASH-FLOW          CURRENCY
                                                        GAIN ON              HEDGING            TRANSLATION
                                                      SECURITIES           INSTRUMENTS          ADJUSTMENTS        TOTAL AOCI
---------------------------------------------------------------------------------------------------------------------------------
Beginning balance                                         $(542)                $265                $(45)               (322)
 OCI before reclassifications                             1,223                  156                  (2)              1,377
 Amounts reclassified from AOCI                             (49)                 (53)                 --                (102)
                                                        -------               ------               -----             -------
Net OCI                                                   1,174                  103                  (2)              1,275
                                                        -------               ------               -----             -------
                                  ENDING BALANCE           $632                 $368                $(47)               $953
                                                        -------               ------               -----             -------

Reclassifications from AOCI consist of the following:

                                                    AMOUNT RECLASSIFIED FROM AOCI                          AFFECTED LINE ITEM IN
                                  FOR THE YEAR               FOR THE YEAR               FOR THE YEAR                THE
                                     ENDED                      ENDED                      ENDED               CONSOLIDATED
                                  DECEMBER 31,               DECEMBER 31,               DECEMBER 31,           STATEMENT OF
            AOCI                      2013                       2012                       2011                OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
NET UNREALIZED GAIN ON
 SECURITIES
Available-for-sale                                                                                           Net realized capital)
 securities (1)                       $1,392                      $(55)                       $75                   gains (losses
                                    --------                    ------                     ------         -----------------------
                                       1,392                       (55)                        75         TOTAL BEFORE TAX
                                         487                       (19)                        26         Income tax expense
                                    --------                    ------                     ------         -----------------------
                                        $905                      $(36)                       $49         NET INCOME
                                    --------                    ------                     ------         -----------------------
NET GAINS ON CASH-FLOW
 HEDGING INSTRUMENTS
                                                                                                             Net realized capital)
Interest rate swaps (2)                  $70                       $85                         $6                   gains (losses
Interest rate swaps                       57                        97                         77         Net investment income
                                                                                                             Net realized capital)
Foreign currency swaps                     4                        (4)                        (1)                  gains (losses
                                    --------                    ------                     ------         -----------------------
                                         131                       178                         82         TOTAL BEFORE TAX
                                          46                        62                         29         Income tax expense
                                    --------                    ------                     ------         -----------------------
                                         $85                      $116                        $53         NET INCOME
                                    --------                    ------                     ------         -----------------------
  TOTAL AMOUNTS RECLASSIFIED
                   FROM AOCI            $990                       $80                       $102         NET INCOME
                                    --------                    ------                     ------         -----------------------

(1) Includes $1.5 billion of net unrealized gains on securities relating to the sales of the Retirement Plans and Individual Life businesses.

(2) Includes $71 of net gains on cash flow hedging instruments relating to the sales of the Retirement Plans and Individual Life businesses.

20.  SUBSEQUENT EVENTS

Effective April 1, 2014, HLAI terminated its reinsurance agreement with White River Life Reinsurance ("WRR"), following receipt of approval from the State of Connecticut Insurance Department ("CTDOI") and Vermont Department of Financial Regulation. As a result, the Company reclassified $310 in aggregate reserves for annuity contracts from funds withheld within Other liabilities to Other policyholder funds and benefits payable. The Company recognized a gain of approximately $215 resulting from the termination of derivatives associated with the reinsurance transaction. In addition, the Company received a capital contribution of approximately $1 billion from The Hartford in support of this transaction as the economics related to HLAI's business are no longer reinsured to WRR. This capital contribution was funded by WRR paying off the $655 surplus note and returning approximately $345 in capital to The Hartford.

Effective March 3, 2014 The Hartford made HLA the single nationwide underwriting company for its Group Benefits business by capitalizing HLA to support the Group Benefits business and separating it from the legal entities that support The Hartford's Talcott Resolution operating segment. On January 30, 2014, The Hartford received approval from the CTDOI for HLAI and the Company to dividend approximately $800 of cash and invested assets to HLA and this dividend was paid on February 27, 2014. All of the issued and outstanding equity of the Company was then distributed from HLA to HLI.

On April 28, 2014, HLI entered into a Stock Purchase Agreement ("Agreement") to sell to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company, all of the issued and outstanding equity of HLIKK.

Under the terms of the Agreement, and subject to regulatory approval, on closing HLIKK will recapture certain risks reinsured to the Company and HLAI by terminating intercompany agreements. Upon closing, Buyer will be responsible for all liabilities for the recaptured business. HLAI will, however, continue to be obligated for approximately $1.1 billion of fixed payout annuities related to the 3Win product formerly written by HLIKK. This recapture transaction is not expected to have a material impact on the Company's condensed consolidated results of operations, financial position or liquidity.

21.  QUARTERLY RESULTS (UNAUDITED)

                                                                     THREE MONTHS ENDED
                                  MARCH 31,                  JUNE 30,               SEPTEMBER 30,              DECEMBER 31,
                              2013         2012         2013         2012         2013         2012         2013         2012
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                $2,267         $198         $229       $2,110         $804       $1,170         $335         $626
Total benefits, losses and
 expenses                      1,754          (60)         271        2,014          550          948          519          671
Income (loss) from
 continuing operations, net
 of tax                          367          202           11           93          202          173          (68)          27
Income (loss) from
 discontinued operations,
 net of tax                       19           86          (46)          (6)          (1)          30          (13)         (49)
Net income (loss)                386          288          (35)          87          201          203          (81)         (22)
Less: Net income (loss)
 attributable to the
 noncontrolling interest           6           (1)          --           --           --           --           --            3
Net income (loss)
 attributable to Hartford
 Life Insurance Company         $380         $289         $(35)         $87         $201         $203         $(81)        $(25)

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
       (3)    (b) Form of Dealer Agreement.(2)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(1)
       (5)    Form of Application.(1)
       (6)    (a) Articles of Incorporation of Hartford.(3)
              (b) Amended and Restated Bylaws of Hartford.(6)
       (7)    Not applicable.
       (8)    Form of Fund Participation Agreement.(5)
       (9)    Opinion and Consent of Lisa Proch, Assistant General Counsel
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to Post Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(4) Incorporated by reference to Post Effective Amendment No. 12, to the Registration Statement File No. 333-69485, dated April 9, 2001.

(5) Incorporated by reference to Post Effective Amendment No. 2, to the Registration Statement File No. 333-91921, filed on August 25, 2000.

(6) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Thomas S. Barnes                    Vice President
Thomas E. Bartell (1)               Vice President
Ellen T. Below                      Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage (1)             Senior Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman (1)              Senior Vice President, Director of Taxes
Robert A. Cornell                   Actuary, Vice President
Richard C. Costello                 Assistant General Counsel, Senior Vice President
Rochelle S. Cummings                Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Csabor Gabor                        Chief Compliance Officer of Separate Accounts
John W. Gallant                     Vice President
Michael R. Hazel                    Vice President, Controller
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (4)              Vice President
Lisa S. Levin                       Corporate Secretary
Vernon Meyer                        Senior Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Lisa Proch                          Vice President, Chief Compliance Officer of Talcott Resolution
David C. Robinson (1)               Senior Vice President
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa                  Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(4)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

* Denotes Board of Directors

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement File No. 333-148564, filed on August 1, 2014.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of May 30, 2014, there were 122,842 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or
     Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     Hart Life Insurance Company - Separate Account One

     Hart Life Insurance Company - Separate Account Two

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account Two

       (b) Directors and Officers of HSD

                                                                POSITIONS AND OFFICES
NAME                                                              WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Diana Benken                         Chief Financial Officer and Controller/FINOP
Christopher S. Conner (1)            AML Compliance Officer, Chief Compliance Officer and Privacy Officer
Christopher J. Dagnault (2)          President, Chief Executive Officer
Aidan Kidney                         Senior Vice President
Kathleen E. Jorens (3)               Vice President, Assistant Treasurer
Robert W. Paiano (3)                 Senior Vice President, Treasurer
Cathleen Shine                       Secretary
Jane Wolak                           Chairman of the Board, Director

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(2)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(3)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on August 1, 2014.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO
(Registrant)

By:    Beth Bombara                         *By:   /s/ Lisa Proch
       -----------------------------------         -----------------------------------
       Beth Bombara,                               Lisa Proch
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Beth Bombara
       -----------------------------------
       Beth Bombara,
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*
Robert W. Paiano, Senior Vice President, Treasurer,
 Director* Attorney-in-Fact                                        *By:   /s/ Lisa Proch
                                                                          -----------------------------------
Peter F. Sannizzaro, Senior Vice President, Chief                         Lisa Proch
 Accounting Officer, Chief Financial Officer                              Attorney-in-Fact
                                                                   Date:  August 1, 2014

333-66343

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.